                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08274
                                  ---------------------------------------------

                         MassMutual Institutional Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1295 State Street, Springfield, MA                     01111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

         Frederick C. Castellani
         1295 State Street, Springfield, MA                     01111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  413-788-8411
                                                   ----------------------------

Date of fiscal year end: 10/31/2004
                        --------------------------

Date of reporting period: 10/31/2004
                         -------------------------

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ITEM 1. REPORTS TO STOCKHOLDERS.

     (Annual Report for the period 1/1/04 through 10/31/04 is filed herewith)
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[GRAPHIC]

RETIREMENT SERVICES

MASSMUTUAL INSTITUTIONAL FUNDS

ANNUAL REPORT, OCTOBER 31, 2004

[GRAPHIC]

INVEST

INSURE

RETIRE

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

YOU CAN'T PREDICT.  YOU CAN PREPARE.(R)

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TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                                                1

PORTFOLIO MANAGER REPORTS                                                                             3

PORTFOLIO OF INVESTMENTS
    MassMutual Money Market Fund                                                                     23
    MassMutual Short-Duration Bond Fund                                                              25
    MassMutual Inflation-Protected Bond Fund                                                         30
    MassMutual Core Bond Fund                                                                        31
    MassMutual Diversified Bond Fund                                                                 38
    MassMutual Balanced Fund                                                                         46
    MassMutual International Equity Fund                                                             55

STATEMENT OF ASSETS AND LIABILITIES                                                                  58

STATEMENT OF OPERATIONS                                                                              62

STATEMENT OF CHANGES IN NET ASSETS                                                                   66

FINANCIAL HIGHLIGHTS                                                                                 71

NOTES TO FINANCIAL STATEMENTS                                                                        89

INDEPENDENT AUDITORS' REPORT                                                                        105

DIRECTORS AND OFFICERS (UNAUDITED)                                                                  106

FEDERAL TAX INFORMATION (UNAUDITED)                                                                 110

FUND EXPENSES (UNAUDITED)                                                                           111

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE MASSMUTUAL INSTITUTIONAL FUNDS. INVESTORS SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY IS AVAILABLE IN THE PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

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                    [This page is intentionally left blank.]

MASSMUTUAL INSTITUTIONAL FUNDS - LETTER TO SHAREHOLDERS

TO OUR SHAREHOLDERS

[PHOTO OF FREDERICK C. CASTELLANI]
FREDERICK C. CASTELLANI

MASSMUTUAL CONTINUES TO BELIEVE THAT INVESTORS SHOULD MAINTAIN A LONG-RANGE APPROACH TO INVESTING. HISTORY SHOWS THAT INVESTING FOR THE LONG TERM HAS PROVEN TO BE MORE EFFECTIVE THAN ATTEMPTS TO TIME THE MARKET. ULTIMATELY, INVESTORS WHO ARE PROPERLY DIVERSIFIED AND WHO ADHERE TO A SOUND, LONG-TERM INVESTMENT PLAN SHOULD BE WELL POSITIONED TO HANDLE WHATEVER THE MARKETS HAVE IN
STORE.

Welcome to the MassMutual Institutional Funds annual report, which covers the year ended October 31, 2004.

A LOOK BACK AT THE MARKETS

The final two months of 2003 offered a continuation of the performance trend that had characterized most of the year. On the heels of a quarter that saw U.S. Gross Domestic Product (GDP) - a key indicator that is a broad measure of economic activity - grow by an 8.2% annualized rate. Stronger-than-expected economic growth and improving corporate profitability fueled equity markets. Strong economic data, tax reductions, increased government spending and positive strides in the "war on terror" provided the foundation. Against this favorable backdrop, all major market indexes - except the fixed-income Lehman Brothers Aggregate Bond Index - advanced by double digits.

The strong market headway of 2003 slowed markedly during the first half of 2004, as investors reflected upon the changing geopolitical and market environment and pondered new political leadership here at home. In the first quarter, concerns about a "jobless recovery" and terrorist activities weighed heavily on investor sentiment, despite stronger-than-expected U.S. economic activity and corporate profit growth. While the larger-cap and technology-oriented market indexes of the respective Dow and NASDAQ lost some ground in the first quarter, the S&P 500 held its own and small cap and international stocks posted stronger gains. The bond market also benefited from slightly lower interest rates.

A seesaw of positives and negatives kept many investors from making definitive moves in the second quarter of 2004. On the plus side were stronger economic growth and corporate profits, greater consumer confidence and improving employment statistics. On the minus side, higher oil prices, renewed inflation concerns and continued terrorist threats kept investors jittery. As a result, market performance was mixed and meager during the period, with many indexes nearly flat.

Turning to the third quarter of 2004, stocks lost ground as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election and the worst hurricane season in 40 years combined to keep investors on the defensive. Bonds outperformed stocks, despite two increases in short-term interest rates by the Fed.

INTEREST RATES ON THE RISE

After a four-year pause, the upward climb in interest rates began as the second quarter of 2004 drew to a close, when the Fed changed the direction of its monetary policy from "easing" to "tightening" by raising the benchmark federal funds rate by 0.25% to 1.25%. While the move was significant - because it marked the first upward rate movement instituted since 2000 and took the federal funds rate from a 46-year low - it had little immediate impact, as investors had already factored it into the markets. Subsequent interest rate increases have indicated the Fed's belief that economic growth will likely continue.

PRESIDENTIAL ELECTIONS & THE STOCK MARKET

As the contest for the White House heated up early in 2004, so did the discussion of the potential influence on the financial markets of the presidential election cycle. In its most basic form, a common theory states that stock prices tend to follow a cyclical pattern corresponding to events that normally unfold in the four-year presidential term. Presidents have typically initiated unpopular, but necessary, actions - such as increasing taxes and raising interest rates - in the first two years of their term. By making distasteful economic moves early on, presidents have often paved the way for improving economic statistics and stock market advancement - positive factors for the next campaign.

DO MARKET STATISTICS BACK UP THIS THEORY OF THE PRESIDENTIAL CYCLE? The historical performance of the S&P 500 Index for the period between 1927 and September 30, 2004 points to the fact that average S&P 500 returns during the first two years of a presidency, at 7% and 8%, respectively, have been considerably lower than the historical average for the overall term (12%). On the other hand, during years three and four, the S&P 500 has averaged returns of 20% and 14%, respectively, outperforming the overall average. We are currently in a fourth year - a presidential election year. Interestingly, however, for the ten months ended October 31, 2004, the S&P 500 Index registered just a 3.06% return, significantly below the average fourth-year return of 14%. Of course, past performance is never a guarantee of future results.

OUTLOOK

The markets could face substantial challenges going forward. Although the presidential election (now decided as of this writing) provided some resolution to investors, there are other concerns. Quarterly corporate earnings warnings, attributable to a soft economy and high oil prices, have rattled stock investors. If oil prices remain high, it could hinder economic growth worldwide. Additionally, there is the ever-present specter of possible terrorist activity.

Despite these concerns, MassMutual continues to believe that investors should maintain a long-range approach to investing. While some may seek hints about future market performance within the presidential election cycle data, history shows that investing for the long term has proven to be more effective than attempts to time the market using theoretical historical indicators. Thus, we feel investors who are properly diversified and who adhere to a sound, long-term investment plan should be well positioned to handle whatever the markets have in store.

/s/ Frederick C. Castellani

Frederick C. Castellani
PRESIDENT


THE INFORMATION PROVIDED HEREIN IS THE OPINION OF MASSMUTUAL RETIREMENT SERVICES INVESTMENTS MARKETING AS OF 11/1/04 AND IS SUBJECT TO CHANGE WITHOUT NOTICE. IT SHOULD NOT BE CONSTRUED AS TAX, LEGAL OR INVESTMENT ADVICE. MASSMUTUAL RETIREMENT SERVICES IS A DIVISION OF MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY AND AFFILIATES.

MASSMUTUAL MONEY MARKET FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL MONEY MARKET FUND?

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED OCTOBER 31, 2004?

The Fund's Class S shares had a return of 0.69%, trailing the 1.08% return of the 91-Day U.S. Treasury bills.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

We experienced positive economic and business momentum during the closing quarter of 2003. Market participants had become increasingly confident over the course of 2003, and this investment sentiment prevailed through year-end. During the first quarter of 2004, investors were greeted by a lackluster stock market, positive total returns for bonds, and a Federal Reserve (Fed) that remained on hold. In the face of an expanding economy, the biggest factor behind the strong bond performance was anemic job growth. Inflation remained in check, despite rising oil and commodity prices.

Stock and bond returns were again subdued in the second quarter. Reversing the pattern of the first quarter, stocks outperformed bonds. Bond returns were negatively impacted by the prospect of higher interest rates - which became reality on the last day of the quarter, when the Fed raised its target for the federal funds level by 0.25% to 1.25%. Turning to the third quarter of 2004, bonds performed well, despite the Fed's two interest rate increases and oil prices that surged to close to $50 a barrel during the period. The final release of second quarter GDP (Gross Domestic Product) was 3.3%, a substantial upward revision from the earlier estimate of 2.7%. Inventory rebuilding, investment spending and net exports fueled the increase. The unemployment rate ended the quarter at 5.4%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the fourth quarter of 2003, we held almost 50% of the portfolio in Treasuries. We also reduced our exposure to agency discount notes, Freddie Macs and Fannie Maes in the wake of the agencies' accounting scandals.

In the first quarter of 2004, yields on three- and six-month Treasury bills experienced little change. Yields on two-year notes, however, declined by 0.25% and three-year notes fared even better, dropping 0.36%. Bond prices move in the opposite direction to interest rates (or yields); when yields fall, the prices of existing bonds rise.

In the second quarter, the anticipation of Fed rate action drove bond yields higher - and prices lower - across the yield curve, but particularly in the shorter and intermediate maturities. Two-year notes rose by 1.10% to 2.67%; three-year notes ended the quarter yielding 3.07% versus 1.94% at the end of March. The five-year Treasury note increased by 1% to yield 3.76%.

Longer-maturity Treasuries outperformed in the third quarter of 2004, driving down yields and resulting in a flattening of the yield curve. The two-year note fell by 0.07% to yield 2.605%. In reaction to the Fed's tightening action, three- and six-month Treasury bill yields rose substantially by 0.44% and 0.35%, respectively, to yield 1.70% and 1.99% as of September 30.

WHAT IS YOUR OUTLOOK?

Entering the final quarter of 2004, we remain guardedly optimistic that the economy will continue to grow in the 3+% range for the foreseeable future. Additionally, Federal Reserve interest rate increases should work to improve money market yields going forward.

                          MASSMUTUAL MONEY MARKET FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 10/31/04

Commercial Paper                       68.1%
Other Short-Term Investments           32.5%
Other Assets and Liabilities           (0.6%)
                                      -----
                                      100.0%
                                      =====

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Money Market Fund Class S and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                       FIVE YEAR             TEN YEAR
                   ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
              11/1/03 - 10/31/04   11/1/99 - 10/31/04   11/1/94 - 10/31/04
Class S             0.69%                 2.81%                4.08%

91-Day
Treasury
Bills               1.08%                 2.90%                4.05%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                  CLASS S        T-BILLS
11/1/94         $   10,000     $   10,000
10/31/95        $   10,572     $   10,572
10/31/96        $   11,133     $   11,133
10/31/97        $   11,728     $   11,717
10/31/98        $   12,361     $   12,324
10/31/99        $   12,982     $   12,897
10/31/2000      $   13,790     $   13,637
10/31/2001      $   14,469     $   14,286
10/31/2002      $   14,696     $   14,550
10/31/2003      $   14,811     $   14,720
10/31/2004      $   14,913     $   14,878

Hypothetical Investments in MassMutual Money Market Fund Class A, Class Y and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                        FIVE YEAR           SINCE INCEPTION
                   ONE YEAR           AVERAGE ANNUAL         AVERAGE ANNUAL
              11/1/03 - 10/31/04    11/1/99 - 10/31/04     1/1/98 - 10/31/04
Class A             0.30%                 2.33%                  2.91%
Class Y             0.58%                 2.71%                  3.34%

91-Day
Treasury
Bills               1.08%                 2.90%                  3.43%

[CHART]

                     CLASS A       CLASS Y        T-BILLS
1/1/98              $  10,000     $  10,000     $  10,000
10/31/98            $  10,390     $  10,429     $  10,429
10/31/99            $  10,847     $  10,950     $  10,913
10/31/2000          $  11,465     $  11,619     $  11,539
10/31/2001          $  11,969     $  12,179     $  12,089
10/31/2002          $  12,098     $  12,360     $  12,312
10/31/2003          $  12,133     $  12,444     $  12,456
10/31/2004          $  12,169     $  12,517     $  12,590

Hypothetical Investments in MassMutual Money Market Fund Class L and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                       FIVE YEAR         SINCE INCEPTION
                  ONE YEAR           AVERAGE ANNUAL       AVERAGE ANNUAL
             11/1/03 - 10/31/04    11/1/99 - 10/31/04    5/3/99 - 10/31/04
Class L             0.52%                 2.57%                2.78%

91-Day
Treasury
Bills               1.08%                 2.90%                3.07%

[CHART]

                 CLASS L      T-BILLS
5/3/99          $  10,000    $  10,000
10/31/99        $  10,240    $  10,236
10/31/2000      $  10,848    $  10,824
10/31/2001      $  11,352    $  11,340
10/31/2002      $  11,505    $  11,549
10/31/2003      $  11,566    $  11,684
10/31/2004      $  11,627    $  11,809

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE 91-DAY TREASURY BILLS ARE UNMANAGED AND DO NOT INCUR EXPENSES. TREASURY BILLS ARE BACKED BY THE U.S. GOVERNMENT AND OFFER A FIXED RATE OF RETURN, WHILE THE FUND'S SHARES ARE NOT GUARANTEED. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

AN INVESTMENT IN THE MASSMUTUAL MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

MASSMUTUAL SHORT-DURATION BOND FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL SHORT-DURATION BOND FUND?

This Fund seeks to achieve a high total rate of return, primarily from current income, while minimizing fluctuations in capital values - by investing primarily in a diversified portfolio of short-term investment-grade fixed-income securities.

HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED OCTOBER 31, 2004?

The Fund's Class S shares returned 3.52%, outperforming the 1.93% return of the Lehman Brothers 1-3 Year Government Bond Index, an unmanaged index of U.S. government bonds with one to three years to scheduled payment of principal.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The fourth quarter of 2003 was characterized by positive economic and business momentum, as investors became increasingly confident as a result of the improvement in the markets that began earlier in the year. This favorable investor sentiment prevailed through year-end. In the first quarter of 2004, investors were greeted by a lackluster stock market, positive total returns for bonds, and a Federal Reserve (Fed) that remained on hold.

Stock and bond returns were subdued in the second quarter. Reversing the pattern of the first quarter, stocks outperformed bonds. Bond returns were negatively impacted by the prospect of higher interest rates - which became reality on the last day of the quarter, when the Federal Reserve (Fed) raised its target for the federal funds level by 0.25% to 1.25%. Turning to the third quarter of 2004, bonds performed well, despite the Fed's two interest rate increases during the period and oil prices that surged to close to $50 a barrel. While bond performance had been surprisingly strong in the face of Fed interest rate increases during the period, the rally lost some of its power in October, as an improving equity outlook caught the attention of investors.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Following 2003's wider spreads, short-term bond yields moved into a tighter range during the first quarter of 2004. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall, and vice versa. Yields on three- and six-month Treasury bills were little changed, although two-year notes declined 0.25% (from 1.82% to 1.57%). Three-year notes fared even better, moving from 2.30% to 1.94%, a change of 0.36%.

In the second quarter, the anticipation of Fed action drove bond yields higher - and prices lower - particularly in the shorter and intermediate maturities. Yields on two-year notes rose by 1.10% to 2.67%; three-year notes ended the quarter yielding 3.07%, versus 1.94% at the end of March.

In the third quarter of 2004, longer-maturity Treasuries outperformed; the 30-year bond declined by approximately 0.40% to end September yielding 4.89% and the 10-year note closed the quarter with a yield of 4.12%, a decline of 0.46%. By contrast, as a result of the Fed's moves, the two-year note fell by only 0.07% to yield 2.605%. The spread between the yield on the five-year Treasury and three-month Treasury bills declined by 0.83% during the quarter.

WHAT IS YOUR OUTLOOK - AND HOW HAVE YOU POSITIONED THE FUND AS A RESULT?

We believe that the Fed's approach will be gradual in raising rates - balancing the risks of inflation on the one hand, with choking off the economic recovery of the recent past. The Fund's strong performance during the second quarter was largely due to its duration positioning very near its maximum of three years. This positioning continues to be mandated by the current shape of the yield curve, which is still steep in the short end.

                       MASSMUTUAL SHORT-DURATION BOND FUND
                                QUALITY STRUCTURE
                          (% OF NET ASSETS) ON 10/31/04

U.S. Governments, Aaa/AAA              41.8%
Aa/AA                                   2.2%
A/A                                     8.4%
Baa/BBB                                20.8%
Ba/BB                                   4.0%
B/B                                     0.1%
Short-Term Investments and
  Other Assets and Liabilities         22.7%
                                      -----
                                      100.0%
                                      =====

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class S and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                         FIVE YEAR            TEN YEAR
                   ONE YEAR           AVERAGE ANNUAL       AVERAGE ANNUAL
              11/1/03 - 10/31/04    11/1/99 - 10/31/04   11/1/94 - 10/31/04
Class S             3.52%                 5.45%                6.05%

Lehman
Brothers
1-3 Year
Government
Bond
Index               1.93%                 5.23%                5.79%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS S    LEHMAN 1-3 YR. GOVT.
11/1/94         $  10,000        $  10,000
10/31/95        $  11,061        $  10,883
10/31/96        $  11,734        $  11,534
10/31/97        $  12,507        $  12,281
10/31/98        $  13,331        $  13,221
10/31/99        $  13,796        $  13,613
10/31/2000      $  14,570        $  14,448
10/31/2001      $  15,880        $  16,062
10/31/2002      $  16,641        $  16,877
10/31/2003      $  17,377        $  17,230
10/31/2004      $  17,988        $  17,562

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                       FIVE YEAR          SINCE INCEPTION
                   ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
              11/1/03 - 10/31/04   11/1/99 - 10/31/04    1/1/98 - 10/31/04
Class A             3.16%                 5.01%                4.83%
Class A
(Sales load
deducted)*         -0.45%                 4.26%                4.28%
Class Y             3.53%                 5.40%                5.24%

Lehman
Brothers
1-3 Year
Government
Bond
Index               1.93%                 5.23%                5.23%

[CHART]

                                  CLASS A
                 CLASS A    (SALES LOAD DEDUCTED)   CLASS Y    LEHMAN 1-3 YR. GOVT.
1/1/98          $   10,000       $    9,650        $   10,000      $   10,000
10/31/98        $   10,511       $   10,143        $   10,551      $   10,667
10/31/99        $   10,812       $   10,433        $   10,896      $   10,983
10/31/2000      $   11,372       $   10,974        $   11,505      $   11,657
10/31/2001      $   12,336       $   11,904        $   12,525      $   12,959
10/31/2002      $   12,870       $   12,419        $   13,115      $   13,616
10/31/2003      $   13,379       $   12,911        $   13,691      $   13,901
10/31/2004      $   13,802       $   13,319        $   14,174      $   14,169

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 3.50% MAXIMUM SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class L and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                       FIVE YEAR           SINCE INCEPTION
                  ONE YEAR           AVERAGE ANNUAL         AVERAGE ANNUAL
              11/1/03 - 10/31/04   11/1/99 - 10/31/04     5/3/99 - 10/31/04
Class L             3.29%                 5.25%                5.00%

Lehman
Brothers
1-3 Year
Government
Bond Index          1.93%                 5.23%                5.07%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS L     LEHMAN 1-3 YR. GOVT.
5/3/99          $  10,000         $  10,000
10/31/99        $  10,125         $  10,175
10/31/2000      $  10,680         $  10,799
10/31/2001      $  11,609         $  12,005
10/31/2002      $  12,146         $  12,614
10/31/2003      $  12,659         $  12,878
10/31/2004      $  13,075         $  13,126

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                           SINCE INCEPTION
                         ONE YEAR           AVERAGE ANNUAL
                    11/1/03 - 10/31/04   12/31/02 - 10/31/04
Class N                    2.80%                 2.74%
Class N (CDSC
fees deducted)*            1.81%                 2.74%

Lehman
Brothers
1-3 Year
Government
Bond Index                 1.93%                 1.83%

[CHART]

                                  CLASS N
                 CLASS N    (CDSC FEES DEDUCTED)   LEHMAN 1-3 YR. GOVT.
12/31/2002      $  10,000        $  10,000              $  10,000
4/30/2003       $  10,175        $  10,075              $  10,060
10/31/2003      $  10,222        $  10,122              $  10,153
4/30/2004       $  10,268        $  10,169              $  10,245
10/31/2004      $  10,509        $  10,509              $  10,339

* CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL INFLATION-PROTECTED BOND FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL INFLATION-PROTECTED BOND
FUND?

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund normally invests:
- at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations; and
- up to 20% of its assets in non-inflation-indexed U.S. securities or non-U.S. securities.

HOW DID THE FUND PERFORM SINCE ITS INCEPTION?

The Fund's shares returned 6.80% since its inception on December 31, 2003, slightly underperforming the 7.10% return for the Lehman U.S. Treasury Inflation
Note Index during the same period.

HOW DO INFLATION-INDEXED BONDS PROTECT AGAINST INFLATION?

Like many other fixed-income securities, inflation-indexed bonds pay income twice a year, based on a fixed coupon rate. However, both the principal and the interest payment are adjusted for the level of inflation. The inflation rate - as measured by the Consumer Price Index - results in an adjustment to the principal amount of an inflation-protected security. The coupon rate is then applied to the adjusted principal amount to determine the interest payment. For example, assuming an inflation rate of 3% and a security with a par value of $1,000 and a coupon rate of 1.75%, the adjusted principal amount after one year would be $1,030 ($1,000 increased by 3%). The interest payment would be calculated by multiplying $1,030 by 1.75% instead of using the original $1,000 par value to calculate the amount of interest.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The positive economic and business momentum that was evident in the third quarter of 2003 continued into the fourth quarter. Consequently, investors' increasing confidence in the markets continued through year-end. The first quarter of 2004 was characterized by a lackluster stock market, positive total returns for bonds, and a Federal Reserve (Fed) that remained on hold. In the face of an expanding economy, the biggest factor behind the strong bond performance was anemic job growth.

Stock and bond returns continued to be subdued in the second quarter of 2004. Reversing the pattern of the first quarter, stocks outperformed bonds, whose prices were negatively impacted by higher interest rates. On June 30, the Federal Reserve Open Market Committee ("FOMC") raised its target for the federal funds level 0.25% to 1.25%. The Fed's release cited evidence, "accumulated over the inter-meeting period....that output is continuing to expand at a solid pace and labor market conditions have improved." Indeed, after months of sluggish growth, employment data from March through June cumulatively added over one million jobs. However, June's non-farm payroll release was weaker than expected, with an increase of only 112,000 jobs and a downward revision of the prior two months' reports. Bonds performed well during the third quarter of 2004, despite rising oil prices and the FOMC raising interest rates twice during the quarter. The total return for the Lehman Brothers Aggregate Bond Index was 3.20% for the quarter.

WHAT IS YOUR OUTLOOK?

Entering the final quarter of 2004, we remain guardedly optimistic that the economy will continue to grow in the 3%+ range for the foreseeable future.

                       MASSMUTUAL INFLATION-PROTECTED BOND
                                      FUND
                                QUALITY STRUCTURE
                          (% OF NET ASSETS) ON 10/31/04

U.S. Governments, Aaa/AAA              98.4%
Short-Term Investments and
   Other Assets and Liabilities         1.6%
                                      -----
                                      100.0%
                                      =====

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Inflation-Protected Bond Fund Class S, Class A, Class A (sales load deducted), Class Y and the Lehman U.S. Treasury Inflation Note Index

MASSMUTUAL INFLATION-PROTECTED BOND FUND
TOTAL RETURN

                                    SINCE INCEPTION
                                  12/31/03 - 10/31/04
Class S                                   6.80%
Class A                                   6.00%
Class A (Sales load deducted)*            0.97%
Class Y                                   6.70%

Lehman U.S. Treasury Inflation
Note Index                                7.10%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                               CLASS A                     LEHMAN U.S. TREASURY
                 CLASS S       CLASS A   (SALES LOAD DEDUCTED)   CLASS Y   INFLATION NOTE INDEX
12/31/2003      $  10,000     $  10,000       $   9,525         $  10,000       $  10,000
4/2004          $  10,020     $   9,970       $   9,496         $  10,010       $  10,231
10/2004         $  10,680     $  10,600       $  10,097         $  10,670       $  10,710

Hypothetical Investments in MassMutual Inflation-Protected Bond Fund Class L, Class N, Class N (CDSC fees deducted) and the Lehman U.S. Treasury Inflation
Note Index

MASSMUTUAL INFLATION-PROTECTED BOND FUND
TOTAL RETURN

                                    SINCE INCEPTION
                                  12/31/03 - 10/31/04
Class L                                  6.60%
Class N                                  6.10%
Class N (CDSC fees deducted)*            5.10%

Lehman U.S. Treasury Inflation
Note Index                               7.10%

[CHART]

                                              CLASS N          LEHMAN U.S. TREASURY
                 CLASS L       CLASS N  (CDSC FEES DEDUCTED)   INFLATION NOTE INDEX
12/31/2003      $  10,000     $  10,000      $  10,000              $  10,000
4/2004          $  10,010     $   9,990      $   9,890              $  10,231
10/2004         $  10,660     $  10,610      $  10,510              $  10,710

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 4.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED)RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN U.S. TREASURY INFLATION NOTE INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL CORE BOND FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL CORE BOND FUND?

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment-grade, fixed-income securities.

HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED OCTOBER 31, 2004?

The Fund's Class S shares returned 5.54%, in line with the 5.53% return of the Lehman Brothers Aggregate Bond Index, an index of fixed-income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The fourth quarter of 2003 was characterized by positive economic and business momentum, as investors became increasingly confident as a result of the improvement in the markets that began earlier in the year. This favorable investor sentiment prevailed through year-end. In the first quarter of 2004, investors were greeted by a lackluster stock market, positive total returns for bonds, and a Federal Reserve (Fed) that remained on hold. Inflation remained in check, despite rising oil and commodity prices.

Stock and bond returns were subdued in the second quarter. Reversing the pattern of the first quarter, stocks outperformed bonds for the three-month period ended June 30. Bond returns were negatively impacted by the prospect of higher interest rates - which became reality on the last day of the quarter, when the Fed raised its target for the federal funds level by 0.25% to 1.25%. Turning to the third quarter of 2004, bonds performed well, despite the Fed's two interest rate increases and oil prices that surged to close to $50 a barrel during the period. While bond performance had been surprisingly strong in the face of Fed interest rate increases during the period, the rally lost some of its power in October, as an improving equity outlook caught the attention of investors.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE - AND HOW DID YOU RESPOND?

During the fourth quarter of 2003, mortgages performed well (as they had in the third quarter), and we sold on this strength. As a result, at year-end, we held an underweight position in mortgages versus the benchmark. Asset-backed securities were the best performers in the first quarter of 2004. Fixed-rate mortgages also turned in strong results during the period, aided by a declining supply and lower volatility. In general, however, the first quarter was not a good one for bonds.

In the second quarter, the anticipation of Fed rate action drove bond yields higher - and prices lower - across the yield curve, but particularly in the shorter and intermediate maturities. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall, and vice versa. The Lehman Brothers Aggregate Bond Index essentially performed in line with Treasuries for the second quarter; mortgages slightly outperformed credit, as mortgage securities benefited from a decline in volatility in interest rates. The Lehman Brothers Aggregate Bond Index did well in the third quarter of 2004, with an excess return of 0.30%. (Excess returns measure how either an individual bond, or a sector, such as the corporate bond sector, performs versus comparable Treasury securities during a particular time period.) Corporate bonds were the best-performing sector, with excess returns of 0.73%.

WHAT IS YOUR OUTLOOK?

Entering the final quarter of 2004, we remain guardedly optimistic that the economy will continue to grow in the 3%+ range for the foreseeable future. This type of growth portends reasonable corporate profitability and suggests to us that it is still fine to own corporate bonds. Clearly, however, the extraordinary performance of the last two years will be difficult to duplicate, so we will continue to upgrade the portfolio where opportunities present themselves. With respect to the mortgage sector, we see only marginal value at this time.

                            MASSMUTUAL CORE BOND FUND
                                QUALITY STRUCTURE
                          (% OF NET ASSETS) ON 10/31/04

U.S. Governments, Aaa/AAA              48.5%
Aa/AA                                   4.1%
A/A                                    10.7%
Baa/BBB                                24.8%
Ba/BB                                   4.8%
B/B                                     0.2%
Short-Term Investments and
  Other Assets and Liabilities          6.9%
                                      -----
                                      100.0%
                                      =====

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Bond Fund Class S and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                            FIVE YEAR             TEN YEAR
                       ONE YEAR           AVERAGE ANNUAL       AVERAGE ANNUAL
                  11/1/03 - 10/31/04    11/1/99 - 10/31/04   11/1/94 - 10/31/04
CLASS S                 5.54%                 7.28%                7.43%

Lehman
Brothers
Aggregate
Bond Index              5.53%                 7.58%                7.76%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                           LEHMAN BROTHERS
                CLASS S       AGGREGATE
11/1/94         $ 10,000       $ 10,000
10/31/95        $ 11,612       $ 11,565
10/31/96        $ 12,198       $ 12,241
10/31/97        $ 13,308       $ 13,330
10/31/98        $ 14,518       $ 14,574
10/31/99        $ 14,406       $ 14,652
10/31/2000      $ 15,397       $ 15,721
10/31/2001      $ 17,457       $ 18,011
10/31/2002      $ 18,201       $ 19,071
10/31/2003      $ 19,396       $ 20,007
10/31/2004      $ 20,470       $ 21,114

Hypothetical Investments in MassMutual Core Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                            FIVE YEAR         SINCE INCEPTION
                      ONE YEAR            AVERAGE ANNUAL       AVERAGE ANNUAL
                  11/1/03 - 10/31/04    11/1/99 - 10/31/04   1/1/98 - 10/31/04
Class A                 5.05%                 6.80%                5.79%
Class A
(Sales load
deducted)*              0.06%                 5.76%                5.04%
Class Y                 5.52%                 7.22%                6.20%

Lehman
Brothers
Aggregate
Bond Index              5.53%                 7.58%                6.73%

[CHART]

                           CLASS A (SALES               LEHMAN BROTHERS
                CLASS A    LOAD DEDUCTED)     CLASS Y      AGGREGATE
1/1/98          $ 10,000      $  9,525        $ 10,000     $ 10,000
10/31/98        $ 10,696      $ 10,188        $ 10,741     $ 10,775
10/31/99        $ 10,573      $ 10,071        $ 10,646     $ 10,832
10/31/2000      $ 11,250      $ 10,716        $ 11,375     $ 11,623
10/31/2001      $ 12,708      $ 12,104        $ 12,890     $ 13,316
10/31/2002      $ 13,188      $ 12,561        $ 13,429     $ 14,100
10/31/2003      $ 13,983      $ 13,319        $ 14,296     $ 14,792
10/31/2004      $ 14,689      $ 13,991        $ 15,085     $ 15,610

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 4.75% MAXIMUM SALES
CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Bond Fund Class L and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                            FIVE YEAR         SINCE INCEPTION
                      ONE YEAR            AVERAGE ANNUAL       AVERAGE ANNUAL
                  11/1/03 - 10/31/04    11/1/99 - 10/31/04   5/3/99 - 10/31/04
Class L                 5.38%                 7.07%                6.22%

Lehman
Brothers
Aggregate
Bond
Index                   5.53%                 7.58%                6.84%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                           LEHMAN BROTHERS
                CLASS L       AGGREGATE
5/3/99          $ 10,000      $ 10,000
10/31/99        $  9,902      $  9,985
10/31/2000      $ 10,559      $ 10,714
10/31/2001      $ 11,949      $ 12,274
10/31/2002      $ 12,434      $ 12,997
10/31/2003      $ 13,222      $ 13,634
10/31/2004      $ 13,934      $ 14,388

Hypothetical Investments in MassMutual Core Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                                    SINCE INCEPTION
                                ONE YEAR             AVERAGE ANNUAL
                            11/1/03 - 10/31/04    12/31/02 - 10/31/04
Class N                           4.82%                  4.29%
Class N (CDSC
fees deducted)*                   3.88%                  4.29%

Lehman
Brothers
Aggregate
Bond
Index                             5.53%                  4.49%

[CHART]

                                  CLASS N           LEHMAN BROTHERS
                  CLASS N    (CDSC FEES DEDUCTED)      AGGREGATE
12/31/2002        $ 10,000       $ 10,000              $ 10,000
 4/30/2003        $ 10,242       $ 10,142              $ 10,147
10/31/2003        $ 10,305       $ 10,205              $ 10,374
 4/30/2004        $ 10,413       $ 10,316              $ 10,603
10/31/2004        $ 10,802       $ 10,802              $ 10,840

* CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL DIVERSIFIED BOND FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL DIVERSIFIED BOND FUND?

This Fund seeks a superior total rate of return by investing in fixed-income instruments.

HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED OCTOBER 31, 2004?

The Fund's Class S shares returned 6.29%, ahead of the 5.53% return of the Lehman Brothers Aggregate Bond Index, a proxy for taxable bond performance that primarily includes securities from the Treasury, mortgage-backed, and corporate asset classes.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The fourth quarter of 2003 was characterized by positive economic and business momentum, as investors became increasingly confident as a result of the improvement in the markets that began earlier in the year. This favorable investor sentiment prevailed through year-end. In the first quarter of 2004, investors were greeted by a lackluster stock market, positive total returns for bonds, and a Federal Reserve (Fed) that remained on hold. Inflation remained in check, despite rising oil and commodity prices.

Stock and bond returns were subdued in the second quarter. Reversing the pattern of the first quarter, stocks outperformed bonds for the three-month period ended June 30. Bond returns were negatively impacted by the prospect of higher interest rates - which became reality on the last day of the quarter, when the Fed raised its target for the federal funds level by 0.25% to 1.25%. Turning to the third quarter of 2004, bonds performed well, despite the Fed's two interest rate increases and oil prices that surged to close to $50 a barrel during the period. While bond performance had been surprisingly strong in the face of Fed interest rate increases during the period, the rally lost some of its power in October, as investors once again turned their focus on equities.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Throughout the fourth quarter of 2003, we maintained an overweight position in corporate bonds, which benefited the Fund as spreads tightened. (The lower the bond quality, the better the performance in 2003.) Asset-backed securities, however, were the best performers in the first quarter of 2004. Fixed-rate mortgages also turned in strong results during the period, aided by a declining supply and lower volatility. It was not the best quarter for bonds.

In the second quarter, the anticipation of Fed rate action drove bond yields higher - and prices lower - across the yield curve, but particularly in the shorter and intermediate maturities. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall, and vice versa. High-yield bonds outperformed their investment-grade counterparts and within high yield, intermediate bonds did better than longer maturities. In the third quarter, corporates were the best- performing sector, as longer-maturity and lower-quality bonds generally outperformed.

WHAT IS YOUR OUTLOOK?

Entering the final quarter of 2004, we remain guardedly optimistic that the economy will continue to grow in the 3%+ range for the foreseeable future. This type of growth portends reasonable corporate profitability and suggests to us that it is still fine to own corporate bonds. Clearly, however, the extraordinary performance of the last two years will be difficult to duplicate, so we will continue to upgrade the portfolio where opportunities present themselves.

                        MASSMUTUAL DIVERSIFIED BOND FUND
                                QUALITY STRUCTURE
                          (% OF NET ASSETS) ON 10/31/04

U.S. Governments, Aaa/AAA              49.6%
Aa/AA                                   2.5%
A/A                                     6.3%
Baa/BBB                                19.0%
Ba/BB                                   6.0%
B/B                                     8.0%
Below B/B                               1.4%
Short-Term Investments and
  Other Assets and Liabilities          7.2%
                                      -----
                                      100.0%
                                      =====

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Diversified Bond Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL DIVERSIFIED BOND FUND
TOTAL RETURN

                                            FIVE YEAR         SINCE INCEPTION
                       ONE YEAR           AVERAGE ANNUAL       AVERAGE ANNUAL
                  11/1/03 - 10/31/04    11/1/99 - 10/31/04   5/3/99 - 10/31/04
Class S                 6.29%                 7.17%                6.40%
Class A                 5.77%                 6.70%                5.94%
Class A
(Sales load
deducted)*              0.75%                 5.67%                5.00%
Class Y                 6.14%                 7.07%                6.31%
Class L                 6.10%                 6.97%                6.20%

Lehman
Brothers
Aggregate
Bond Index              5.53%                 7.58%                6.84%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                  CLASS A (SALES                         LEHMAN BROTHERS
            CLASS S    CLASS A    LOAD DEDUCTED)  CLASS Y     CLASS L       AGGREGATE
5/3/99      $ 10,000   $ 10,000      $  9,525     $ 10,000    $ 10,000      $ 10,000
10/99       $  9,950   $  9,930      $  9,458     $  9,950    $  9,940      $  9,985
10/2000     $ 10,434   $ 10,362      $  9,870     $ 10,423    $ 10,400      $ 10,714
10/2001     $ 11,596   $ 11,477      $ 10,932     $ 11,568    $ 11,527      $ 12,274
10/2002     $ 12,091   $ 11,908      $ 11,342     $ 12,044    $ 11,992      $ 12,997
10/2003     $ 13,232   $ 12,983      $ 12,367     $ 13,193    $ 13,122      $ 13,634
10/2004     $ 14,065   $ 13,732      $ 13,080     $ 14,003    $ 13,923      $ 14,388

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 4.75% MAXIMUM SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Diversified Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL DIVERSIFIED BOND FUND
TOTAL RETURN

                                              SINCE INCEPTION
                           ONE YEAR            AVERAGE ANNUAL
                      11/1/03 - 10/31/04    12/31/02 - 10/31/04
Class N                     5.58%                  6.23%
Class N (CDSC
fees deducted)*             4.58%                  6.23%

Lehman Brothers
Aggregate Bond Index        5.53%                  4.49%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                 CLASS N                LEHMAN
                 CLASS N   (CDSC FEES DEDUCTED)   BROTHERS AGGREGATE
12/31/2002      $  10,000       $  10,000             $  10,000
4/2003          $  10,319       $  10,219             $  10,147
10/2003         $  10,582       $  10,482             $  10,374
4/2004          $  10,744       $  10,644             $  10,603
10/2004         $  11,172       $  11,172             $  10,840

* CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL BALANCED FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL BALANCED FUND?

This Fund seeks to achieve a high total rate of return over an extended period of time, consistent with the preservation of capital, by investing in a diversified portfolio of equity securities, fixed-income securities and money market instruments.

HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED OCTOBER 31, 2004?

The Fund's Class S shares returned 7.64%, outperforming the 7.37% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

The fourth quarter of 2003 saw investors continuing to embrace market risk, small-cap stocks and growth investing. This resulted in an environment in which small caps continued to outperform large caps by a wide margin and economically sensitive sectors generally outpaced sectors associated with low risk.

The first quarter of 2004 was characterized by a lackluster stock market, positive total returns for bonds and a Federal Reserve (Fed) that remained on hold. In the face of an expanding economy, the biggest factor behind the strong bond performance was anemic job growth. Inflation remained in check, despite rising oil and commodity prices.

During the second quarter, the pace of the economic recovery quickened with employment gains, higher commodity prices and increased capital spending. The Fed increased the federal funds and discount rates by 0.25% at the very end of the quarter, a move investors seemed to have been expecting for months. Throughout the period, investors' concerns grew over higher energy prices and their threat to the economic recovery.

Third quarter 2004 equity market performance was characterized by two phases - one distinctly negative and the other, positive. The quarter opened with the former, as higher interest rates, rising oil prices and weaker-than-anticipated economic data worried already-nervous investors. Market fortunes then began to turn in the middle of August, as bargain hunters feasted on attractive valuations. Despite this, a host of headwinds returned to leave the stock market with its second losing quarter in 2004, a trend that carried into October for many domestic equity sectors.

WHAT ASSET ALLOCATION DECISIONS WERE MADE?

In the beginning of the fourth quarter of 2003, we moved to an overweight position in equities. This decision added value, as equity markets continued to advance. In the first quarter of 2004, we moved from our significantly overweight position in stocks to a neutral position, based on high valuations and an overly ebullient sentiment. In the second quarter, we increased our allocation to both bonds and stocks, as the market appeared to be discounting higher interest rates. In the third quarter of 2004, we were overweight stocks and bonds for a majority of the time, but by quarter-end, had returned to a more neutral posture.

HOW DID THE FUND'S STOCK COMPONENT PERFORM?

In the fourth quarter of 2003, the stock portfolios failed to generate value, as investment strategies that favored higher-risk, low-priced issues were rewarded. In the first quarter of 2004, the Fund's stock component outperformed its respective benchmarks, benefiting from an emphasis on issues with compelling valuations.

Although performance for the stock portfolios was mostly positive for the second quarter, it was relatively muted. Progress was hampered by the consumer discretionary, producer durables and technology sectors - although areas that added value included the utilities, financial services and other energy sectors. In the third quarter of 2004, the stock component enjoyed relative overall strength versus the benchmark, with only the consumer staples and financial services sectors showing relative weakness.

HOW DID THE BOND PORTFOLIO PERFORM?

The Fund's bond component outperformed during the fourth quarter of 2003, relative to the Lehman Brothers Aggregate Index, as the Fund's overweight position in corporate bonds added significant value as spreads tightened. The bond portfolio slightly underperformed the benchmark in the first quarter of 2004, as the Fund's overweight position in lower-rated corporates, and underweights in mortgage-backed securities and intermediate-term bonds, detracted.

The bond component performed in line with the benchmark in the second quarter, as our reduced allocation to long corporate bonds and exposure to lower-quality corporate bonds proved advantageous. Turning to the third quarter, the bond portfolio slightly underperformed the benchmark, although our largely favorable results were attributable to an overweighted position in lower-quality corporate bonds.

WHAT IS YOUR OUTLOOK?

Our outlook is relatively neutral. In the near term, we are facing a market where many participants are bullish, hoping for a year-end rally. This is a bearish signal for us, however. We also feel that the current emphasis on oil is somewhat misplaced - and caution that the first year of a presidential cycle (in this case, 2005) is often a weak one for financial markets.

                            MASSMUTUAL BALANCED FUND
                                ASSET ALLOCATION
                          (% OF NET ASSETS) ON 10/31/04

Common Stocks                          60.8%
Bonds                                  28.4%
Short-Term Investments and
   Other Assets and Liabilities        10.8%
                                      -----
                                      100.0%
                                      =====

                            MASSMUTUAL BALANCED FUND
                        LARGEST STOCK HOLDINGS (10/31/04)

Exxon Mobil Corp.
General Electric Corp.
Microsoft Corp.
Citigroup, Inc.
Pfizer, Inc.
Bank of America Corp.
Johnson & Johnson
Wal-Mart Stores, Inc.
International Business Machines Corp.
The Procter & Gamble Co.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Balanced Fund Class S, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                       FIVE YEAR             TEN YEAR
                   ONE YEAR          AVERAGE ANNUAL       AVERAGE ANNUAL
              11/1/03 - 10/31/04   11/1/99 - 10/31/04   11/1/94 - 10/31/04
Class S             7.64%                 0.12%                6.23%

Lipper
Balanced
Fund Index          7.37%                 2.56%                8.59%
Lehman
Brothers
Aggregate
Bond Index          5.53%                 7.58%                7.76%
S&P 500
Index               9.41%                -2.21%               11.00%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                  LEHMAN
                 CLASS S     LIPPER BALANCED BROTHERS AGGREGATE  S&P 500 INDEX
11/1/94         $  10,000       $  10,000       $  10,000          $  10,000
10/31/95        $  11,519       $  11,737       $  11,565          $  12,641
10/31/96        $  13,198       $  13,404       $  12,241          $  15,685
10/31/97        $  15,481       $  16,097       $  13,330          $  20,720
10/31/98        $  17,503       $  17,855       $  14,574          $  25,276
10/31/99        $  18,200       $  20,097       $  14,652          $  31,763
10/31/2000      $  18,602       $  21,682       $  15,721          $  33,697
10/31/2001      $  16,201       $  19,785       $  18,011          $  25,310
10/31/2002      $  14,900       $  18,278       $  19,071          $  21,489
10/31/2003      $  17,007       $  21,240       $  20,007          $  25,956
10/31/2004      $  18,306       $  22,805       $  21,114          $  28,399

Hypothetical Investments in MassMutual Balanced Fund Class A, Class A (sales load deducted), Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                       FIVE YEAR          SINCE INCEPTION
                   ONE YEAR          AVERAGE ANNUAL        AVERAGE ANNUAL
             11/1/03 - 10/31/04    11/1/99 - 10/31/04    1/1/98 - 10/31/04
Class A             7.01%                -0.44%                1.30%
Class A
(Sales load
deducted)*          0.86%                -1.61%                0.42%
Class Y             7.40%                -0.06%                1.69%

Lipper
Balanced
Fund Index          7.37%                 2.56%                4.72%
Lehman
Brothers
Aggregate
Bond Index          5.53%                 7.58%                6.73%
S&P 500
Index               9.41%                -2.21%                3.77%

[CHART]

                                                                                 LEHMAN
                                 CLASS A                          LIPPER        BROTHERS
                 CLASS A  (SALES LOAD DEDUCTED)  CLASS Y         BALANCED       AGGREGATE     S&P 500 INDEX
1/1/98          $  10,000       $   9,425       $  10,000       $  10,000       $  10,000       $  10,000
10/31/98        $  10,809       $  10,187       $  10,849       $  10,733       $  10,775       $  11,463
10/31/99        $  11,163       $  10,521       $  11,244       $  12,081       $  10,832       $  14,405
10/31/2000      $  11,351       $  10,698       $  11,476       $  13,034       $  11,623       $  15,282
10/31/2001      $   9,829       $   9,264       $   9,982       $  11,894       $  13,316       $  11,479
10/31/2002      $   8,992       $   8,475       $   9,162       $  10,988       $  14,100       $   9,746
10/31/2003      $  10,205       $   9,618       $  10,440       $  12,768       $  14,792       $  11,771
10/31/2004      $  10,920       $  10,292       $  11,212       $  13,709       $  15,610       $  12,879

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE S&P 500 INDEX ARE UNMANAGED AND DO NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Balanced Fund Class L, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                        FIVE YEAR          SINCE INCEPTION
                  ONE YEAR           AVERAGE ANNUAL         AVERAGE ANNUAL
             11/1/03 - 10/31/04    11/1/99 - 10/31/04     5/3/99 - 10/31/04
Class L             7.27%                -0.20%                -0.84%

Lipper
Balanced
Fund
Index               7.37%                 2.56%                 2.29%
Lehman
Brothers
Aggregate
Bond
Index               5.53%                 7.58%                 6.84%
S&P 500
Index               9.41%                -2.21%                -1.53%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                             LEHMAN
                                LIPPER      BROTHERS
                CLASS L        BALANCED     AGGREGATE   S&P 500 INDEX
5/3/99         $  10,000      $  10,000     $  10,000     $  10,000
10/31/99       $   9,643      $   9,980     $   9,985     $  10,274
10/31/2000     $   9,827      $  10,767     $  10,714     $  10,900
10/31/2001     $   8,534      $   9,825     $  12,274     $   8,187
10/31/2002     $   7,818      $   9,076     $  12,997     $   6,951
10/31/2003     $   8,900      $  10,547     $  13,634     $   8,396
10/31/2004     $   9,547      $  11,324     $  14,388     $   9,186

Hypothetical Investments in MassMutual Balanced Fund Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                            SINCE INCEPTION
                         ONE YEAR            AVERAGE ANNUAL
                    11/1/03 - 10/31/04    12/31/02 - 10/31/04
Class N                    6.60%                 10.59%
Class N (CDSC
fees deducted)*            5.60%                 10.59%

Lipper Balanced
Fund Index                 7.37%                 23.23%
Lehman Brothers
Aggregate Bond
Index                      5.53%                  4.49%
S&P 500 Index              9.41%                 16.65%

[CHART]

                                                                LEHMAN
                                CLASS N          LIPPER        BROTHERS
                 CLASS N  (CDSC FEES DEDUCTED)   BALANCED      AGGREGATE     S&P 500 INDEX
12/31/2002      $  10,000      $  10,000        $  10,000      $  10,000      $  10,000
4/30/2003       $  10,328      $  10,228        $  10,717      $  10,147      $  10,524
10/31/2003      $  11,284      $  11,184        $  11,907      $  10,374      $  11,374
4/30/2004       $  11,695      $  11,595        $  13,212      $  10,603      $  12,279
10/31/2004      $  12,029      $  12,029        $  14,674      $  10,840      $  13,268

* CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE S&P 500 INDEX ARE UNMANAGED AND DO NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL INTERNATIONAL EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT IS THE INVESTMENT OBJECTIVE OF THE MASSMUTUAL INTERNATIONAL EQUITY FUND?

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED OCTOBER 31, 2004?

The Fund's Class S shares returned 10.28%, trailing the 18.84% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market-capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Following a strong performance in the final quarter of 2003, non-U.S. markets posted moderate gains in the first quarter of 2004, with Japan being the best-performing country among the major economies (reflecting the increasing confidence in the Japanese economy). Markets were volatile in the second quarter, with some of the big winners of 2003 experiencing pull-backs. Additionally, investors remained unsettled by the news on Iraq, which was primarily negative during the period. In the third quarter of 2004, after some early weakness, markets around the world began to rally in late August. The disconnect caused by negative market sentiment that had been largely driven by macro noise - and not the fundamentals of companies that were being sold off - created room for meaningful upside potential, and an overall upswing through October in international stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE - AND HOW DID YOU RESPOND?

Australian biotech concern Novogen posted strong gains in the fourth quarter of 2003. Performance was also fueled by Anglo Irish Bank, which attracted investors with its strong revenue growth and return on equity. Conversely, one of the biggest detractors was NYSE specialist Van der Moolen, which had been hurt by criticism of the NYSE trading system and arguments that specialists had traded shares for their own account at their clients' expense. The biggest detractor from the Fund's performance in the first quarter of 2004 was Novogen, which lost 17.3%. On the positive side, many of our Japanese holdings performed well, as we continued to find good investment opportunities in Japan.

In the volatile investment environment of the second quarter, some of our biggest declines occurred in holdings that fell victim to broad sell-offs, even though these stocks had shown no real change in fundamentals. For example, Brazilian regional jet manufacturer Embraer lost 11.6%, despite positive news flow. Vodafone had its earnings revised downward (also with no change in fundamentals) - the company's stock had trailed its peers for several months, despite being well ahead of competitors in rolling out its next generation of wireless service. Unfortunately, there were companies that did experience a change in fundamentals - such as Nokia, which lost significant market share when it mishandled its latest release of handsets.

Turning to the third quarter, our best-performing stock was Anglo Irish bank, a classic example of a "white-out" stock (one that has been ignored by growth investors). As a result, it traded at a meaningful discount to other companies with similar growth trends. That discount, however, began eroding as investors realized the bank's true growth potential.

In terms of portfolio activity, during the fourth quarter of 2003, we sold NYSE specialist Van der Moolen. In the first quarter of 2004, we initiated positions in TDK, the electronic components company; Takashimaya, the high-end retailer; and Daito Trust, a leading construction company. On the sell side, we discarded portions of many of our smaller-cap positions, which had appreciated significantly in the latter half of 2003.

In the second quarter of 2004, we sold a significant portion of Nokia, on the expectation that the company's problems would continue in the foreseeable future. We also trimmed positions whose high valuations we felt would make near-term gains difficult. On the buy side, we invested in two companies that we have owned previously: (1) Electrocomponents, a major components distributor; and (2) Autonomy Corp., a UK software development company that specializes in advanced information management.

Strategically, we made few changes in the portfolio in the third quarter. The one meaningful addition was our purchase of Sony - a company we have owned for extensive periods in the past. In our view, the share price was oversold, the assets undervalued, and the company's long-term growth prospects were significantly under-discounted in the current price. On the sell side, we trimmed some of our more expensive companies, including Continental AG, Aalberts and Tandberg.

WHAT IS YOUR OUTLOOK?

We will continue to emphasize our stock selection process and search for compelling investment opportunities overseas. Additionally we will trim portfolio positions when we believe stocks have reached appropriate valuations. New investment opportunities reveal themselves all the time, and we are confident we can continue to reward investors over the long term.

                      MASSMUTUAL INTERNATIONAL EQUITY FUND
                               COUNTRY WEIGHTINGS
                          (% OF NET ASSETS) ON 10/31/04

Australia                               7.8%
Brazil                                  3.8%
Canada                                  0.3%
Denmark                                 1.9%
Finland                                 0.6%
France                                 12.4%
Germany                                 6.2%
India                                   4.4%
Ireland                                 2.9%
Israel                                  0.4%
Italy                                   3.1%
Japan                                  18.5%
Lebanon                                 0.8%
Mexico                                  0.8%
Netherlands                             4.8%
Norway                                  2.0%
Panama                                  0.9%
South Africa                            1.0%
South Korea                             2.6%
Spain                                   1.8%
Sweden                                  5.0%
Switzerland                             1.6%
United Kingdom                         15.2%
United States                           0.8%
Short-Term Investments and
   Other Assets and Liabilities         0.4%
                                      -----
                                      100.0%
                                      =====

                      MASSMUTUAL INTERNATIONAL EQUITY FUND
                        LARGEST STOCK HOLDINGS (10/31/04)

Anglo Irish Bank Corp. PLC
Vodafone Group PLC
Embraer -- Empresa Brasileira de
   Aeronautica SA, Preference
Novogen Limited
Ericsson (LM) Cl. B
Mitsubishi Tokyo Financial Group, Inc.
Technip-Coflexip SA
Marshall Edwards, Inc.
Infosys Technologies Limited
Tandberg ASA

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual International Equity Fund Class S and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                        FIVE YEAR            TEN YEAR
                  ONE YEAR           AVERAGE ANNUAL       AVERAGE ANNUAL
             11/1/03 - 10/31/04    11/1/99 - 10/31/04   11/1/94 - 10/31/04
Class S            10.28%                 0.14%                5.13%

MSCI
EAFE               18.84%                -0.92%                4.02%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S        MSCI EAFE
11/1/94     $    10,000     $    10,000
10/95       $     9,520     $     9,963
10/96       $    10,856     $    11,006
10/97       $    13,200     $    11,516
10/98       $    13,082     $    12,626
10/99       $    16,385     $    15,535
10/00       $    20,705     $    15,085
10/2001     $    14,018     $    11,324
10/2002     $    10,470     $     9,828
10/2003     $    14,960     $    12,485
10/2004     $    16,498     $    14,837

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual International Equity Fund Class A, Class A (sales load deducted), Class Y and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                       FIVE YEAR          SINCE INCEPTION
                  ONE YEAR           AVERAGE ANNUAL        AVERAGE ANNUAL
             11/1/03 - 10/31/04    11/1/99 - 10/31/04    1/1/98 - 10/31/04
Class A             9.82%                -0.29%                2.70%
Class A
(Sales load
deducted)*          3.51%                -1.47%                1.81%
Class Y            10.26%                 0.13%                3.14%

MSCI
EAFE               18.84%                -0.92%                3.80%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                             CLASS A
              CLASS A  (SALES LOAD DEDUCTED)   CLASS Y      MSCI EAFE
1/1/98       $  10,000      $   9,425         $  10,000     $  10,000
10/98        $   9,769      $   9,207         $   9,814     $  10,982
10/99        $  12,172      $  11,472         $  12,272     $  13,511
10/00        $  15,323      $  14,442         $  15,506     $  13,120
10/2001      $  10,319      $   9,725         $  10,495     $   9,849
10/2002      $   7,682      $   7,240         $   7,846     $   8,548
10/2003      $  10,922      $  10,294         $  11,202     $  10,859
10/2004      $  11,995      $  11,305         $  12,351     $  12,904

Hypothetical Investments in International Equity Fund Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                      FIVE YEAR           SINCE INCEPTION
                 ONE YEAR            AVERAGE ANNUAL        AVERAGE ANNUAL
             11/1/03 - 10/31/04    11/1/99 - 10/31/04    5/3/99 - 10/31/04
Class L            10.11%                -0.02%                1.81%

MSCI
EAFE               18.84%                -0.92%                0.35%

[CHART]

              CLASS L      MSCI EAFE
5/3/99       $  10,000     $  10,000
10/99        $  11,051     $  10,673
10/00        $  13,944     $  10,364
10/2001      $   9,418     $   7,780
10/2002      $   7,035     $   6,752
10/2003      $  10,025     $   8,577
10/2004      $  11,038     $  10,193

Hypothetical Investments in MassMutual International Equity Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                             SINCE INCEPTION
                           ONE YEAR           AVERAGE ANNUAL
                      11/1/03 - 10/31/04   12/31/02 - 10/31/04
Class N                      9.48%                26.40%
Class N (CDSC fees
deducted)*                   8.48%                26.40%

MSCI
EAFE                        18.84%                25.48%

[CHART]

                                CLASS N
                 CLASS N  (CDSC FEES DEDUCTED)  MSCI EAFE
12/31/2002      $  10,000      $  10,000        $  10,000
4/2003          $   9,696      $   9,600        $  10,781
10/2003         $  14,042      $  13,942        $  12,088
4/2004          $  14,991      $  14,891        $  13,534
10/2004         $  15,373      $  15,373        $  15,170

* CLASS A (SALES LOAD DEDUCTED) RETURNS INCLUDE THE 5.75% MAXIMUM SALES CHARGE AND CLASS N (CDSC FEES DEDUCTED) RETURNS INCLUDE THE 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR THE FIRST 18 MONTHS SHOWN.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-888-309-3539.

INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. INVESTORS SHOULD READ THE FUND'S PROSPECTUS WITH REGARD TO THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES IN CONJUNCTION WITH THESE FINANCIAL STATEMENTS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL MONEY MARKET FUND - PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2004

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
SHORT-TERM INVESTMENTS -- 100.6%

COMMERCIAL PAPER -- 68.1%
Abbott Laboratories+
  1.760% 11/24/2004                                  $     13,080,000   $     13,064,013
Alcoa, Inc.
  1.870% 12/03/2004                                         8,700,000          8,684,635
Anheuser-Busch Cos., Inc.
  1.660% 11/08/2004                                         1,650,000          1,649,315
Anheuser-Busch Cos., Inc.
  1.700% 11/17/2004                                        10,000,000          9,991,500
Bank of America Corp.
  1.780% 11/29/2004                                         7,800,000          7,788,430
Bemis Co.
  1.750% 11/05/2004                                         1,470,000          1,469,571
Bemis Co.
  1.750% 11/02/2004                                         3,100,000          3,099,548
Bemis Co.
  1.750% 11/09/2004                                         5,300,000          5,297,423
Caterpillar Financial
  Services Corp.
  1.580% 11/01/2004                                         9,845,000          9,844,136
Caterpillar Financial
  Services Corp.
  1.670% 11/30/2004                                         1,215,000          1,213,253
CIT Group, Inc.
  1.780% 11/02/2004                                         8,100,000          8,098,799
CIT Group, Inc.
  1.930% 12/02/2004                                           345,000            344,390
CIT Group, Inc.
  1.950% 03/21/2005                                         3,900,000          3,870,002
Citigroup Global Markets
  1.990% 01/18/2005                                        11,420,000         11,369,498
The Coca-Cola Co.
  1.860% 12/13/2004                                        13,050,000         13,020,333
Countrywide Home
  Loans, Inc.
  1.880% 12/08/2004                                        13,000,000         12,973,523
Dow Jones & Co., Inc.+
  1.820% 12/06/2004                                         9,000,000          8,983,165
Dow Jones & Co., Inc.+
  2.000% 01/10/2005                                         4,100,000          4,083,600
Dupont EI de Nemours Co.
  1.770% 11/19/2004                                         9,890,000          9,880,275
Dupont EI de Nemours Co.
  1.820% 11/29/2004                                         1,125,000          1,123,294
Equitable Resources, Inc.+
  1.730% 11/08/2004                                        12,500,000         12,494,594
FCAR Owner Trust I
  1.960% 12/17/2004                                        13,150,000         13,115,635
General Electric Co.
  1.880% 12/14/2004                                         7,200,000          7,183,080
Goldman Sachs
  Group, Inc.
  1.600% 11/10/2004                                  $      6,200,000   $      6,196,969
Goldman Sachs
  Group, Inc.
  1.620% 11/23/2004                                         4,725,000          4,719,898
Goldman Sachs
  Group, Inc.
  1.650% 11/23/2004                                         2,055,000          2,052,740
Govco, Inc.+
  2.020% 01/19/2005                                        10,460,000         10,412,460
Hershey Foods Corp.+
  1.800% 11/23/2004                                         5,000,000          4,994,000
Household Finance Corp.
  1.850% 12/15/2004                                        14,400,000         14,365,960
Kimberly-Clark
  Worldwide+
  1.840% 11/30/2004                                         7,215,000          7,203,568
Kimberly-Clark
  Worldwide+
  1.900% 12/06/2004                                         5,900,000          5,888,478
L'Oreal USA, Inc.+
  1.900% 12/01/2004                                         5,700,000          5,690,374
McCormick & Co., Inc.+
  1.560% 11/03/2004                                        13,500,000         13,497,660
Minnesota Mining &
  Manufacturing Co.
  1.850% 11/19/2004                                         3,200,000          3,196,711
Nestle Capital Corp.+
  1.600% 11/16/2004                                         7,600,000          7,594,258
Nestle Capital Corp.+
  1.640% 11/05/2004                                         5,200,000          5,198,579
New Center Asset Trust
  1.870% 11/22/2004                                         4,940,000          4,934,098
Paccar Financial Corp.
  1.610% 11/15/2004                                         8,400,000          8,393,990
Paccar Financial Corp.
  1.950% 01/12/2005                                         4,800,000          4,780,760
Parker-Hannifin Corp.+
  1.830% 11/09/2004                                         3,985,000          3,982,974
Pfizer, Inc.+
  1.680% 11/16/2004                                         1,800,000          1,798,572
Pfizer, Inc.+
  1.790% 12/16/2004                                         1,580,000          1,576,308
Pfizer, Inc.+
  1.810% 12/22/2004                                         4,200,000          4,188,808
Pfizer, Inc.+
  1.880% 12/29/2004                                         6,800,000          6,778,693
Procter & Gamble Co.+
  1.690% 12/01/2004                                         7,300,000          7,289,034
Proctor & Gamble Co.
  1.950% 01/12/2005                                  $      5,900,000   $      5,876,351
Sara Lee Corp.+
  1.800% 11/05/2004                                         5,385,000          5,383,385
Sara Lee Corp.+
  1.850% 11/22/2004                                         8,000,000          7,990,544
The Southern Co.+
  1.840% 12/09/2004                                         3,200,000          3,193,458
Unilever Capital Corp.+
  1.710% 11/09/2004                                         6,545,000          6,541,891
Unilever Capital Corp.+
  1.740% 12/10/2004                                         6,400,000          6,387,317
United Parcel
  Service, Inc.+
  1.070% 12/30/2004                                         1,515,000          1,512,253
Wal-Mart Stores, Inc.+
  1.850% 12/07/2004                                        12,155,000         12,131,264
Wisconsin Gas Co.
  1.800% 11/01/2004                                         4,040,000          4,039,592
                                                                        ----------------
                                                                             356,432,959
                                                                        ----------------

U.S. TREASURY BILLS -- 32.5%
U.S. Treasury Bill
  1.345% 11/18/2004                                        10,680,000         10,672,419
U.S. Treasury Bill
  1.388% 11/04/2004                                         5,235,000          5,233,992
U.S. Treasury Bill
  1.435% 11/04/2004                                        12,415,000         12,412,526
U.S. Treasury Bill
  1.465% 12/02/2004                                         3,065,000          3,060,884
U.S. Treasury Bill
  1.510% 12/02/2004                                         8,135,000          8,123,740
U.S. Treasury Bill
  1.575% 12/23/2004                                         9,060,000          9,038,596
U.S. Treasury Bill
  1.575% 12/30/2004                                         7,815,000          7,794,144
U.S. Treasury Bill
  1.580% 11/18/2004                                         7,650,000          7,643,621
U.S. Treasury Bill
  1.607% 12/09/2004                                         8,160,000          8,145,430
U.S. Treasury Bill
  1.635% 12/16/2004                                        10,025,000         10,003,601
U.S. Treasury Bill
  1.706% 02/10/2005                                           470,000            467,707
U.S. Treasury Bill
  1.739% 02/10/2005                                         2,640,000          2,626,869
U.S. Treasury Bill
  1.745% 01/13/2005                                        11,875,000         11,831,830
U.S. Treasury Bill
  1.750% 02/24/2005                                         6,695,000          6,656,922

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------

U.S. Treasury Bill
  1.780% 01/06/2005                                  $     20,340,000   $     20,271,612
U.S. Treasury Bill
  1.781% 01/20/2005                                        11,020,000         10,975,295
U.S. Treasury Bill
  1.785% 01/27/2005                                         9,015,000          8,975,217
U.S. Treasury Bill
  1.835% 03/03/2005                                         6,085,000          6,046,540
U.S. Treasury Bill
  1.885% 02/03/2005                                        13,100,000         13,034,151
U.S. Treasury Bill
  1.938% 03/31/2005                                         6,985,000          6,927,859
                                                                        ----------------
                                                                             169,942,955
                                                                        ----------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)*                                                         526,375,914
                                                                        ----------------

TOTAL INVESTMENTS -- 100.6%

OTHER ASSETS/
(LIABILITIES) -- (0.6%)                                                       (3,372,619)
                                                                        ----------------

NET ASSETS -- 100.0%                                                    $    523,003,295
                                                                        ================

NOTES TO PORTFOLIO OF INVESTMENTS
*    See Note 7 for aggregate cost for Federal tax purposes.
+ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $167,859,250 or 32.1% of net assets.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-DURATION BOND FUND - PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2004

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
BONDS & NOTES -- 77.3%

ASSET BACKED SECURITIES -- 2.3%
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                  $      1,250,000   $      1,250,391
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                         3,146,735          3,100,798
Ford Credit Auto Owner
  Trust Series 2002-B,
  Class A3A
  4.140% 12/15/2005                                           236,280            236,907
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                         1,300,000          1,299,797
Massachusetts RRB
  Special Purpose Trust
  Series 1999-1, Class A4
  6.910% 09/15/2009                                         2,500,000          2,679,237
MMCA Automobile Trust
  Series 2002-3, Class A3
  2.970% 03/15/2007                                         1,154,396          1,154,937
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                           246,389            247,082
                                                                        ----------------

TOTAL ASSET BACKED
SECURITIES
(COST $9,785,085)                                                              9,969,149
                                                                        ----------------

CORPORATE DEBT -- 35.9%
Allied Waste
  North America Series B
  5.750% 02/15/2011                                           365,000            336,712
Allied Waste
  North America, Inc.
  8.875% 04/01/2008                                           265,000            280,900
Amerada Hess Corp.
  5.900% 08/15/2006                                           700,000            728,369
American General
  Finance Corp.
  5.875% 07/14/2006                                         1,000,000          1,048,351
American Greetings Corp.
  6.100% 08/01/2028                                         1,900,000          2,061,500
American Honda
  Finance Corp.+
  3.850% 11/06/2008                                  $        900,000   $        908,135
American Standard, Inc.
  7.625% 02/15/2010                                           900,000          1,032,750
Ametek, Inc.
  7.200% 07/15/2008                                         1,330,000          1,464,009
Anheuser-Busch Cos., Inc.
  5.050% 10/15/2016                                         1,135,000          1,152,285
AOL Time Warner, Inc.
  5.625% 05/01/2005                                         1,140,000          1,157,214
Aramark Services, Inc.
  8.150% 05/01/2005                                         1,050,000          1,075,491
Australian Gas Light Co.
  Limited+
  6.400% 04/15/2008                                           930,000          1,011,550
Bank of America Corp.
  3.250% 08/15/2008                                           500,000            495,492
Blyth, Inc.
  7.900% 10/01/2009                                           610,000            692,110
Bombardier Capital, Inc.+
  6.125% 06/29/2006                                           295,000            296,074
Bombardier, Inc.+ ++
  6.750% 05/01/2012                                           375,000            351,221
BP Capital Markets PLC
  2.750% 12/29/2006                                         2,500,000          2,499,127
Briggs & Stratton Corp.
  8.875% 03/15/2011                                         1,805,000          2,175,025
British Telecom PLC
  7.875% 12/15/2005                                         2,000,000          2,112,686
British Telecom PLC
  8.375% 12/15/2010                                         1,125,000          1,365,141
Cabot Corp.+
  5.250% 09/01/2013                                           600,000            608,555
Camden Property Trust
  7.000% 11/15/2006                                         1,000,000          1,067,695
Capitol Records, Inc.+ ++
  8.375% 08/15/2009                                         1,365,000          1,521,975
Carolina Power &
  Light Co.
  5.125% 09/15/2013                                           780,000            803,254
CarrAmerica Realty Corp.
  6.625% 03/01/2005                                           400,000            404,670
Centerpoint Energy, Inc.
  Series B
  5.875% 06/01/2008                                         1,135,000          1,195,190
CenturyTel, Inc. Series E
  6.150% 01/15/2005                                         1,000,000          1,007,256
Certegy, Inc.
  4.750% 09/15/2008                                           300,000            308,946
Chesapeake Energy Corp.
  7.000% 08/15/2014                                  $        365,000   $        396,025
Chesapeake
  Energy Corp.++
  7.500% 06/15/2014                                           575,000            639,687
CIT Group, Inc.
  5.125% 09/30/2014                                           650,000            654,081
Clear Channel
  Communications, Inc.
  4.250% 05/15/2009                                           885,000            880,663
CNF, Inc.
  8.875% 05/01/2010                                           930,000          1,119,315
Comcast Corp.
  5.850% 01/15/2010                                           625,000            672,197
ConAgra Foods, Inc.
  7.500% 09/15/2005                                         1,000,000          1,037,443
Consolidated Natural
  Gas Co. Series C
  6.250% 11/01/2011                                         1,190,000          1,311,604
Cox Enterprises, Inc.+
  4.375% 05/01/2008                                         1,200,000          1,190,095
CSX Corp.
  6.250% 10/15/2008                                         1,900,000          2,068,467
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                         1,700,000          1,711,463
Deutsche Telekom
  International Finance BV
  7.750% 06/15/2005                                         1,155,000          1,194,597
Diageo Finance BV
  3.000% 12/15/2006                                         1,000,000            999,954
Dominion Resources, Inc.
  2.800% 02/15/2005                                         1,500,000          1,501,164
Dominion Resources, Inc.
  7.195% 09/15/2014                                           620,000            719,206
DPL, Inc.
  8.250% 03/01/2007                                         1,000,000          1,092,500
Electronic Data
  Systems Corp. Series B
  6.000% 08/01/2013                                           765,000            781,305
Emerald Investment
  Grade CBO Limited+
  2.079% 05/24/2011                                         1,849,535          1,847,223
Entergy Gulf States, Inc.
  5.250% 08/01/2015                                         2,200,000          2,196,869
Enterprise Products
  Operating LP+
  4.000% 10/15/2007                                           125,000            125,985
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                         1,300,000          1,491,348

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Equifax, Inc.
  4.950% 11/01/2007                                  $        500,000   $        523,854
ERAC USA Finance Co.+
  7.950% 12/15/2009                                         1,155,000          1,363,509
ERAC USA Finance Co.+
  8.250% 05/01/2005                                         1,000,000          1,026,753
FedEx Corp.
  2.286% 04/01/2005                                           570,000            570,318
First Industrial LP
  7.600% 05/15/2007                                           880,000            967,427
Fiserv, Inc.
  4.000% 04/15/2008                                           500,000            507,956
Ford Motor Credit Co.
  5.800% 01/12/2009                                         2,325,000          2,398,586
Ford Motor Credit Co.++
  7.000% 10/01/2013                                            35,000             36,962
Ford Motor Credit Co.
  7.375% 10/28/2009                                           300,000            326,281
Foster's Finance Corp.+
  6.875% 06/15/2011                                         1,000,000          1,135,610
FPL Group Capital, Inc.
  6.125% 05/15/2007                                         1,000,000          1,071,679
Franklin Resources, Inc.
  3.700% 04/15/2008                                         1,025,000          1,031,564
General Mills, Inc.
  2.625% 10/24/2006                                         4,300,000          4,257,542
General Motors
  Acceptance Corp.
  6.150% 04/05/2007                                         1,600,000          1,681,442
General Motors Corp.++
  7.125% 07/15/2013                                         1,475,000          1,530,371
Glencore Funding LLC+
  6.000% 04/15/2014                                           900,000            854,435
Goldman Sachs
  Group, Inc.
  3.875% 01/15/2009                                           400,000            402,718
Goldman Sachs Group, Inc.
  5.150% 01/15/2014                                           500,000            507,312
Harrah's
  Operating Co., Inc.
  5.500% 07/01/2010                                           485,000            506,078
HCA, Inc.
  6.950% 05/01/2012                                         1,000,000          1,054,408
Household Finance Corp.
  4.125% 12/15/2008                                         1,250,000          1,268,937
Household Finance Corp.
  6.375% 10/15/2011                                           175,000            195,184
Humana, Inc.
  7.250% 08/01/2006                                           500,000            530,753
Idex Corp.
  6.875% 02/15/2008                                           675,000            732,443
Ipalco Enterprises, Inc.
  6.375% 11/14/2008                                         1,395,000          1,558,912
iStar Financial, Inc.
  Series B
  4.875% 01/15/2009                                  $        200,000   $        204,171
iStar Financial, Inc.
  Series B
  5.700% 03/01/2014                                           385,000            394,473
J.C. Penney Co., Inc.
  7.950% 04/01/2017                                           710,000            821,825
Jefferies Group, Inc.
  7.500% 08/15/2007                                           250,000            277,761
Jones Apparel Group, Inc.
  7.875% 06/15/2006                                         1,000,000          1,074,216
JP Morgan Chase & Co.
  3.125% 12/11/2006                                         1,250,000          1,253,777
JP Morgan Chase & Co.
  5.125% 09/15/2014                                           130,000            132,090
Kellwood Co.
  7.625% 10/15/2017                                         1,185,000          1,307,579
Kellwood Co.
  7.875% 07/15/2009                                           300,000            336,443
Kennametal, Inc.
  7.200% 06/15/2012                                         1,065,000          1,184,807
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                         1,000,000          1,048,305
Lafarge Corp.
  6.375% 07/15/2005                                         1,000,000          1,023,546
Leucadia National Corp.
  7.000% 08/15/2013                                         1,260,000          1,285,200
Liberty Media Corp.
  3.500% 09/25/2006                                         4,145,000          4,149,120
Marriott
  International, Inc.
  Series E
  7.000% 01/15/2008                                         1,550,000          1,694,096
The May Department
  Stores Co.+
  3.950% 07/15/2007                                           470,000            474,851
MCI, Inc.
  5.908% 05/01/2007                                           118,000            117,705
MCI, Inc.
  6.688% 05/01/2009                                           118,000            116,378
MCI, Inc.
  7.735% 05/01/2014                                           102,000             98,303
MGM Grand, Inc.
  6.950% 02/01/2005                                           600,000            606,000
MGM Mirage+
  6.000% 10/01/2009                                           400,000            414,000
MGM Mirage+
  6.750% 09/01/2012                                           340,000            360,400
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                         1,270,000          1,255,846
Mohawk Industries, Inc.
  Series C
  6.500% 04/15/2007                                  $        700,000   $        748,510
Monongahela Power Co.+
  6.700% 06/15/2014                                           500,000            549,049
National Rural Utilities
  Cooperative
  Finance Corp.
  4.375% 10/01/2010                                           500,000            508,319
National Rural Utilities
  Cooperative
  Finance Corp.
  7.250% 03/01/2012                                         1,540,000          1,792,441
Navistar
  International Corp.
  7.500% 06/15/2011                                           815,000            880,200
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                           400,000            391,394
Nextel
  Communications, Inc.
  5.950% 03/15/2014                                           250,000            255,625
Nisource Finance Corp.
  3.200% 11/01/2006                                           750,000            748,983
Norfolk Southern Corp.
  6.000% 04/30/2008                                           625,000            676,325
Norfolk Southern Corp.
  7.350% 05/15/2007                                         1,000,000          1,093,024
Northwestern Corp.+
  5.875% 11/01/2014                                           135,000            139,219
Nova Chemicals Corp.
  6.500% 01/15/2012                                           365,000            384,162
Pacific Energy Partners
  LP/Pacific Energy
  Finance Corp.+
  7.125% 06/15/2014                                           540,000            585,900
Pacific Gas & Electric Co.
  4.800% 03/01/2014                                           950,000            951,427
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                           600,000            660,000
Pilgrims Pride Corp.
  9.625% 09/15/2011                                           150,000            168,563
Plains All American
  Pipeline Co.
  5.625% 12/15/2013                                           685,000            713,452
Precision Castparts Corp.
  5.600% 12/15/2013                                         1,500,000          1,545,225
Premcor Refining
  Group (The), Inc.
  6.750% 05/01/2014                                           205,000            216,275
Procter & Gamble Co.
  3.500% 12/15/2008                                         4,000,000          4,019,488
PSEG Power LLC
  5.500% 12/01/2015                                           775,000            779,499

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Rogers Cable, Inc.
  5.500% 03/15/2014                                  $        535,000   $        500,225
Rogers Wireless
  Communications, Inc.
  6.375% 03/01/2014                                           450,000            429,750
Ryder System, Inc.
  6.600% 11/15/2005                                           250,000            259,310
Simon Property Group LP
  6.875% 11/15/2006                                           930,000            996,511
SLM Corp.
  5.000% 10/01/2013                                         4,000,000          4,061,076
Smithfield Foods, Inc.+
  7.000% 08/01/2011                                         1,125,000          1,203,750
Sony Capital Corp.+
  4.950% 11/01/2006                                           650,000            674,593
Starwood Hotels &
  Resorts Worldwide, Inc.
  7.875% 05/01/2012                                           690,000            809,025
Steelcase, Inc.
  6.375% 11/15/2006                                         1,605,000          1,669,181
SuperValu, Inc.
  7.500% 05/15/2012                                         1,500,000          1,748,645
Tampa Electric Co.
  5.375% 08/15/2007                                           980,000          1,026,417
TCI Communications, Inc.
  6.875% 02/15/2006                                         2,750,000          2,877,787
Textron Financial Corp.
  Series E
  2.690% 10/03/2006                                         3,500,000          3,478,972
Thomas & Betts Corp.
  6.500% 01/15/2006                                           425,000            441,045
Timken Co.
  5.750% 02/15/2010                                         1,190,000          1,228,295
Timken Co. Series A
  6.750% 08/21/2006                                           650,000            677,502
Toro Co.
  7.125% 06/15/2007                                         1,050,000          1,115,451
Toyota Motor Credit Corp.
  4.350% 12/15/2010                                         1,800,000          1,846,537
TransAlta Corp.
  5.750% 12/15/2013                                         1,250,000          1,304,959
Tricon Global
  Restaurants, Inc.
  8.875% 04/15/2011                                           580,000            723,893
Tri-State Generation &
  Transmission
  Association Series 2003,
  Class A+
  6.040% 01/31/2018                                           700,000            738,997
Tyco International
  Group SA
  6.000% 11/15/2013                                         2,350,000          2,567,295
United Rentals
  North America, Inc.
  6.500% 02/15/2012                                  $        800,000   $        792,000
USA Interactive
  7.000% 01/15/2013                                         1,100,000          1,216,784
Verizon Global
  Funding Corp.
  Series MTNA
  7.600% 03/15/2007                                         1,250,000          1,373,521
Verizon New England, Inc.
  6.500% 09/15/2011                                           500,000            556,012
Vodafone Group PLC
  5.375% 01/30/2015                                           100,000            104,610
The Walt Disney Co.
  6.750% 03/30/2006                                           800,000            842,762
Washington Mutual, Inc.
  2.400% 11/03/2005                                         2,000,000          1,994,608
Weyerhaeuser Co.
  5.500% 03/15/2005                                           630,000            636,580
Williams Gas Pipelines
  Central, Inc.+
  7.375% 11/15/2006                                           500,000            537,500
XTO Energy, Inc.
  4.900% 02/01/2014                                         1,000,000          1,003,616
                                                                        ----------------

TOTAL CORPORATE DEBT
(COST $153,384,735)                                                          155,709,089
                                                                        ----------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 6.9%

COLLATERALIZED MORTGAGE OBLIGATIONS
ABN AMRO
  Mortgage Corp.
  Series 2003-12,
  Class 1A
  5.000% 12/25/2033                                         2,263,469          2,230,388
AES Eastern Energy LP
  Series 1999-1, Class A
  9.000% 01/02/2017                                           597,161            671,806
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1
  7.100% 08/13/2029                                           511,739            533,438
Countrywide Home
  Loans, Inc.
  Series 2003-42,
  Class 1A1
  3.762% 09/25/2033                                           975,017            974,627
Countrywide Home
  Loans, Inc.
  Series 2004-23,
  Class 1A1
  4.334% 02/25/2034                                           974,412            979,794
CS First Boston Mortgage
  Securities Corp.
  Series 2003-7,
  Class 1A24
  4.500% 02/25/2033                                  $      1,303,744   $      1,304,628
CS First Boston Mortgage
  Securities Corp.
  Series 2004-C1,
  Class A1
  2.254% 01/15/2037                                         1,313,697          1,293,627
First Nationwide Trust
  Series 2001-5, Class A1
  6.750% 10/21/2031                                           434,316            439,825
GE Capital Commercial
  Mortgage Corp.
  Series 2002-1A,
  Class A1
  5.033% 12/10/2035                                           999,987          1,026,919
GSR Mortgage Loan Trust
  Series 2004-9
  4.712% 08/25/2034                                         1,887,655          1,918,195
IndyMac Bancorp, Inc.
  Mortgage Loan Trust
  Series 2004-AR4,
  Class 1A
  4.811% 08/25/2034                                         2,961,122          3,007,198
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2003-A4, Class IA
  4.292% 07/25/2033                                           922,635            927,294
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2004-A1, Class IA
  4.154% 02/25/2034                                           487,160            490,707
Morgan Stanley Mortgage
  Loan Trust
  Series 2004-2AR,
  Class 1A
  5.214% 02/25/2034                                           275,688            281,708
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1+
  5.323% 02/18/2034                                           258,907            260,255
Structured Adjustable
  Rate Mortgage Loan
  Trust Series 2004-2,
  Class 2A
  5.074% 03/25/2034                                         2,120,301          2,155,431
Structured Asset
  Securities Corp.
  Series 2002-11A,
  Class 2A1
  5.600% 06/25/2032                                           814,995            829,222

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                  $      2,474,974   $      2,491,680
Washington Mutual MSC
  Mortgage Pass-Through
  Certificates
  Series 2004-RA1,
  Class 2A
  7.000% 03/25/2034                                         2,023,088          2,090,491
Washington Mutual MSC
  Mortgage Pass-Through
  Certificates,
  Series 2004-RA4,
  Class 2A
  6.500% 08/25/2034                                           775,000            800,066
Washington Mutual, Inc.
  Series 2004-AR2,
  Class A
  2.923% 04/25/2044                                         2,830,909          2,853,980
Wells Fargo Mortgage
  Backed Securities Trust
  Series 2004-P,
  Class 2A1
  4.300% 09/25/2034                                         2,582,824          2,585,296
                                                                        ----------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $30,187,991)                                                            30,146,575
                                                                        ----------------

SOVEREIGN DEBT OBLIGATIONS -- 0.3%
Republic of South Africa
  6.500% 06/02/2014                                           950,000          1,031,938
United Mexican States
  8.375% 01/14/2011                                           300,000            354,000
                                                                        ----------------

TOTAL SOVEREIGN DEBT
OBLIGATIONS
(COST $1,274,616)                                                              1,385,938
                                                                        ----------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 14.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 0.0%
PASS-THROUGH SECURITIES
FHLMC
  7.500% 06/01/2015                                            91,812             97,694
                                                                        ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 12.2%
OTHER -- 8.4%
FNMA (Benchmark Note)
  6.000% 12/15/2005                                        35,000,000         36,404,410
                                                                        ----------------

PASS-THROUGH SECURITIES -- 3.8%
FNMA
  5.000% 08/01/2033                                  $      6,327,885   $      6,319,975
FNMA
  5.500% 02/01/2018-
         05/01/2018                                         2,207,885          2,291,457
FNMA
  6.420% 11/01/2008                                         1,067,240          1,167,255
FNMA
  8.000% 05/01/2013                                               626                678
FNMA
  9.000% 10/01/2009                                            65,100             69,798
FNMA TBA*
  5.000% 11/01/2034                                         6,800,000          6,774,500
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                 16,623,663
                                                                        ----------------

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)                                                            53,028,073
                                                                        ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 2.6%
PASS-THROUGH SECURITIES
GNMA
  5.500% 06/15/2033-
         07/15/2034                                         9,207,859          9,448,149
GNMA
  6.500% 09/15/2032                                         1,183,347          1,255,319
GNMA
  7.500% 08/15/2029                                           357,223            386,638
GNMA
  8.000% 09/15/2007-
         10/15/2007                                            97,949            107,052
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                 11,197,158
                                                                        ----------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $62,940,699)                                                            64,322,925
                                                                        ----------------

U.S. TREASURY OBLIGATIONS -- 17.1%
U.S. Treasury Inflation Index
  3.875% 01/15/2009                                         2,068,220          2,347,106
U.S. Treasury Note++
  3.375% 11/15/2008                                         4,835,000          4,887,127
U.S. Treasury Note++
  4.000% 02/15/2014                                         3,565,000          3,566,114
U.S. Treasury Note++
  5.000% 08/15/2011                                        45,260,000         48,887,870
U.S. Treasury Note
  6.500% 10/15/2006                                        13,500,000         14,512,500
                                                                        ----------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $73,941,636)                                                            74,200,717
                                                                        ----------------

TOTAL BONDS & NOTES
(COST $331,514,762)                                                          335,734,393
                                                                        ----------------

SHORT-TERM INVESTMENTS -- 31.5%

CASH EQUIVALENTS -- 7.7%**
American AAdvantage
  Select Money
  Market Fund
  1.730% 11/01/2004                                  $        495,760   $        495,760
Bank of America
  Bank Note
  1.770% 12/03/2004                                           740,724            740,724
Bank of America
  Bank Note
  1.770% 01/18/2005                                           864,179            864,179
Bank of America
  Bank Note
  1.880% 12/23/2004                                           987,633            987,633
Bank of Montreal
  Eurodollar Time Deposit
  1.880% 11/24/2004                                            56,046             56,046
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.800% 11/23/2004                                           623,443            623,443
Bank of the West
  Eurodollar Time Deposit
  1.790% 11/10/2004                                           987,633            987,633
BGI Institutional
  Money Market Fund                                         4,444,347          4,444,347
Calyon
  Eurodollar Time Deposit
  1.800% 11/01/2004                                         1,851,811          1,851,811
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.850% 05/18/2005                                         2,469,082          2,469,082
Citigroup
  Eurodollar Time Deposit
  1.865% 12/20/2004                                         1,481,449          1,481,449
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                           987,633            987,633
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                           246,908            246,908
Fortis Bank
  Eurodollar Time Deposit
  1.770% 11/09/2004                                           370,362            370,362
Freddie Mac
  Discount Note
  1.732% 11/10/2004                                         1,972,975          1,972,975
Freddie Mac
  Discount Note
  1.736% 11/02/2004                                           370,362            370,362
General Electric
  Capital Corp.
  1.783% 11/10/2004                                         1,202,828          1,202,828

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                  $        444,435   $        444,435
Keybank
  Eurodollar Time Deposit
  1.813% 11/01/2004                                         1,851,811          1,851,811
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                 599,571            599,571
Merrimac Cash Fund,
  Premium Class                                             1,851,811          1,851,811
Morgan Stanley Dean
  Witter & Co.
  1.955% 07/19/2005                                         1,629,594          1,629,594
Royal Bank of Canada
  Eurodollar Time Deposit
  1.780% 11/10/2004                                           987,633            987,633
Royal Bank of Canada
  Eurodollar Time Deposit
  1.813% 11/12/2004                                           987,633            987,633
Royal Bank of Canada
  Eurodollar Time Deposit
  1.900% 11/29/2004                                         1,234,541          1,234,541
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.670% 11/02/2004                                         1,355,526          1,355,526
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                           548,136            548,136
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.700% 11/08/2004                                           370,362            370,362
Wells Fargo
  Eurodollar Time Deposit
  1.870% 11/22/2004                                           246,908            246,908
Wells Fargo
  Eurodollar Time Deposit
  1.910% 12/13/2004                                         1,234,540          1,234,540
                                                                        ----------------
                                                                              33,495,676
                                                                        ----------------

COMMERCIAL PAPER -- 23.8%***
Aluminum Co.
  of America
  1.920% 12/20/2004                                         5,330,000          5,315,479
Autoliv ASP, Inc.+
  1.680% 11/05/2004                                        10,000,000          9,997,200
BellSouth Corp.+
  2.040% 01/19/2005                                         4,860,000          4,839,410
Boston
  Scientific Corp.+
  1.740% 11/29/2004                                         2,955,000          2,950,716
CIT Group, Inc.
  1.720% 11/30/2004                                         1,860,000          1,857,245
CIT Group, Inc.
  1.870% 02/25/2005                                  $      1,630,000   $      1,619,547
CIT Group, Inc.
  1.970% 03/21/2005                                           415,000            411,753
CIT Group, Inc.
  1.970% 03/21/2005                                         1,130,000          1,121,157
CIT Group, Inc.
  2.120% 04/11/2005                                           440,000            436,051
CIT Group, Inc.
  2.130% 04/04/2005                                           110,000            109,055
CIT Group, Inc.
  2.150% 04/11/2005                                           280,000            277,487
CIT Group, Inc.
  2.150% 04/04/2005                                           555,000            550,232
DaimlerChrysler
  North America
  Holding Corp.
  1.850% 12/13/2004                                         2,000,000          1,995,478
DaimlerChrysler
  North America
  Holding Corp.
  1.980% 12/17/2004                                         5,900,000          5,884,424
General Electric
  Capital Corp.
  1.100% 12/22/2004                                         1,780,000          1,777,118
General Electric
  Capital Corp.
  1.650% 11/10/2004                                         4,400,000          4,397,782
General Mills, Inc.+
  2.120% 01/03/2005                                         6,400,000          6,377,120
ITT Industries, Inc.+
  2.120% 01/14/2005                                         4,885,000          4,864,625
John Deere
  Capital Corp.+
  2.100% 01/04/2005                                         6,735,000          6,711,686
Kellogg Co.+
  1.700% 11/03/2004                                         1,480,000          1,479,721
Kellogg Co.+
  1.880% 12/13/2004                                         1,830,000          1,825,795
Kellogg Co.+
  1.900% 12/14/2004                                         4,390,000          4,379,574
KeySpan Corp.+
  1.820% 11/09/2004                                         4,075,000          4,072,940
KeySpan Corp.+
  1.850% 12/15/2004                                         2,280,000          2,274,611
Kraft Foods, Inc.
  1.720% 12/08/2004                                           360,000            359,329
Kraft Foods, Inc.
  1.820% 12/08/2004                                           655,000            653,708
Mattel, Inc.
  1.850% 11/03/2004                                         8,310,000          8,308,292
McCormick &
  Co., Inc.+
  1.980% 02/15/2005                                         2,235,000          2,221,872
McCormick &
  Co., Inc.+
  2.000% 02/22/2005                                  $      2,000,000   $      1,987,498
McCormick &
  Co., Inc.+
  2.040% 02/22/2005                                           250,000            248,437
McCormick &
  Co., Inc.+
  2.050% 02/15/2005                                           390,000            387,709
Reed Elsevier+
  1.980% 12/03/2004                                         2,270,000          2,265,755
Sara Lee Corp.+
  1.840% 11/29/2004                                         6,430,000          6,420,141
Tribune Co.+
  1.680% 11/08/2004                                         3,080,000          3,078,706
VF Corp.
  1.830% 11/01/2004                                         1,630,000          1,629,834
                                                                        ----------------
                                                                             103,087,487
                                                                        ----------------

TOTAL SHORT-TERM
INVESTMENTS
(COST $136,574,735)                                                          136,583,163
                                                                        ----------------

TOTAL INVESTMENTS -- 108.8%
(COST $468,089,497)****                                                      472,317,556

OTHER ASSETS/
(LIABILITIES) -- (8.8%)                                                      (38,004,346)
                                                                        ----------------

NET ASSETS -- 100.0%                                                    $    434,313,210
                                                                        ================

NOTES TO PORTFOLIO OF INVESTMENTS
*    A portion of this security is purchased on a forward commitment basis
     (NOTE 2).
**   Represents investments of security lending collateral. (NOTE 2).
*** All or a portion of this security is segregated to cover forward purchase commitments. (NOTE 2).
**** See Note 7 for aggregate cost for Federal tax purposes.
+ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $84,563,150 or 19.5% of net assets.
++   Denotes all or a portion of security on loan.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INFLATION-PROTECTED BOND FUND - PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2004

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
BONDS & NOTES -- 98.4%

U.S. TREASURY OBLIGATIONS

U.S. TREASURY BONDS -- 27.5%
U.S. Treasury
  Inflation Index
  2.375% 01/15/2025                                  $      4,966,034   $      5,201,145
U.S. Treasury
  Inflation Index
  3.375% 04/15/2032                                         3,218,663          4,110,837
U.S. Treasury
  Inflation Index
  3.625% 04/15/2028                                        12,184,328         15,535,018
U.S. Treasury
  Inflation Index
  3.875% 04/15/2029                                        13,941,414         18,576,934
                                                                        ----------------

TOTAL U.S. TREASURY BONDS                                                     43,423,934
                                                                        ----------------

U.S. TREASURY NOTES -- 70.9%
U.S. Treasury
  Inflation Index
  0.875% 04/15/2010                                           220,053            219,640
U.S. Treasury
  Inflation Index
  1.875% 07/15/2013                                        12,793,328         13,171,130
U.S. Treasury
  Inflation Index
  2.000% 01/15/2014                                        13,321,505         13,812,735
U.S. Treasury
  Inflation Index
  2.000% 07/15/2014                                         7,288,208          7,543,295
U.S. Treasury
  Inflation Index
  3.000% 07/15/2012                                        14,917,813         16,700,957
U.S. Treasury
  Inflation Index
  3.375% 01/15/2012                                         3,879,127          4,444,024
U.S. Treasury
  Inflation Index
  3.500% 01/15/2011                                         7,425,207          8,493,740
U.S. Treasury
  Inflation Index
  3.625% 01/15/2008                                        17,511,696         19,317,589
U.S. Treasury
  Inflation Index
  3.875% 01/15/2009                                        16,695,964         18,947,311
U.S. Treasury
  Inflation Index
  4.250% 01/15/2010                                  $      7,737,544   $      9,072,270
                                                                        ----------------

TOTAL U.S. TREASURY NOTES                                                    111,722,691
                                                                        ----------------

TOTAL BONDS & NOTES
(COST $154,579,011)                                                          155,146,625
                                                                        ----------------

SHORT-TERM INVESTMENTS -- 1.0%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  10/29/04, 1.27%,
  due 11/01/04                                              1,580,350          1,580,350
                                                                        ----------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                            1,580,350
                                                                        ----------------

TOTAL INVESTMENTS -- 99.4%
(COST $156,159,361)*                                                         156,726,975

OTHER ASSETS/
(LIABILITIES) -- 0.6%                                                            880,300
                                                                        ----------------

NET ASSETS -- 100.0%                                                    $    157,607,275
                                                                        ================

NOTES TO PORTFOLIO OF INVESTMENTS
*    See Note 7 for aggregate cost for Federal tax purposes.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2004

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
BONDS & NOTES -- 93.1%

ASSET BACKED SECURITIES -- 2.2%
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                  $      5,341,000   $      5,342,672
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                        11,608,675         11,439,211
Community Program
  Loan Trust
  Series 1987-A,
  Class A4
  4.500% 10/01/2018                                           975,875          1,000,390
Conseco Finance
  Securitizations Corp.
  Series 2001-C,
  Class AI4
  6.190% 03/15/2030                                         1,017,942          1,066,498
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                         5,786,000          5,785,097
National City Auto
  Receivables Trust
  Series 2002-A,
  Class A4
  4.830% 08/15/2009                                         2,678,000          2,728,630
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                         1,038,774          1,041,696
Travelers Funding
  Limited Series 1A,
  Class A1+
  6.300% 02/18/2014                                         2,026,898          2,107,974
Vanderbilt Mortgage
  and Finance, Inc.
  Series 2002-C,
  Class A2
  4.230% 02/07/2015                                         5,058,000          5,091,129
                                                                        ----------------

TOTAL ASSET BACKED
SECURITIES
(COST $35,354,572)                                                            35,603,297
                                                                        ----------------

CORPORATE DEBT -- 44.6%
Alcan Aluminum
  Limited
  6.250% 11/01/2008                                  $      2,023,000   $      2,202,735
Alliance Pipeline LP+
  6.996% 12/31/2019                                         1,753,492          2,031,280
Allied Waste
  North America
  Series B
  5.750% 02/15/2011                                         1,400,000          1,291,500
Allied Waste
  North America, Inc.
  8.875% 04/01/2008                                           935,000            991,100
American General
  Finance Corp.
  5.875% 07/14/2006                                         3,714,000          3,893,576
American
  Greetings Corp.
  6.100% 08/01/2028                                         6,995,000          7,589,575
American Honda
  Finance Corp.+
  3.850% 11/06/2008                                         3,277,000          3,306,621
American Standard, Inc.
  7.625% 02/15/2010                                         3,290,000          3,775,275
Ametek, Inc.
  7.200% 07/15/2008                                         4,770,000          5,250,620
Anheuser-Busch
  Cos., Inc.
  5.050% 10/15/2016                                         3,439,000          3,491,373
Anheuser-Busch
  Cos., Inc.
  6.500% 02/01/2043                                         4,046,000          4,581,957
Aramark Services, Inc.
  7.000% 07/15/2006                                           910,000            965,326
Aramark Services, Inc.
  7.000% 05/01/2007                                           151,000            163,217
Aramark Services, Inc.
  8.150% 05/01/2005                                         1,533,000          1,570,217
AT&T Corp.
  6.000% 03/15/2009                                            16,000             16,560
Australian Gas Light
  Co. Limited+
  6.400% 04/15/2008                                         3,425,000          3,725,331
Avnet, Inc.
  8.000% 11/15/2006                                            77,000             83,352
Bank of America Corp.
  3.250% 08/15/2008                                         4,495,000          4,454,473
Bank of America Corp.
  4.250% 10/01/2010                                         1,480,000          1,490,412
Bank One Corp.
  6.000% 08/01/2008                                         2,428,000          2,631,816
Barrick Gold Corp.
  7.500% 05/01/2007                                  $      3,237,000   $      3,557,512
Bausch & Lomb, Inc.
  7.125% 08/01/2028                                         3,295,000          3,523,241
Blyth, Inc.
  7.900% 10/01/2009                                         2,250,000          2,552,866
Boeing Capital Corp.
  5.800% 01/15/2013                                           635,000            688,007
Bombardier
  Capital, Inc.+
  6.125% 06/29/2006                                         1,000,000          1,003,641
Bombardier, Inc.+
  6.750% 05/01/2012                                         1,425,000          1,334,638
BP Capital Markets PLC
  2.750% 12/29/2006                                        10,034,000         10,030,498
BRE Properties, Inc.
  7.450% 01/15/2011                                         2,023,000          2,333,215
Briggs & Stratton Corp.
  8.875% 03/15/2011                                         6,910,000          8,326,550
British Telecom PLC
  7.875% 12/15/2005                                         8,230,000          8,693,703
Buckeye Partners LP
  4.625% 07/15/2013                                         2,023,000          1,979,637
Cabot Corp.+
  5.250% 09/01/2013                                         3,237,000          3,283,153
Capital One Bank
  Series BKNT
  8.250% 06/15/2005                                         2,023,000          2,090,528
Capitol Records, Inc.+
  8.375% 08/15/2009                                         4,631,000          5,163,565
Carlisle Companies, Inc.
  6.700% 05/15/2008                                         3,641,000          3,970,216
CarrAmerica
  Realty Corp.
  6.625% 03/01/2005                                         1,728,000          1,748,176
Cendant Corp.
  6.875% 08/15/2006                                           809,000            861,951
Centerpoint Energy,
  Inc. Series B
  5.875% 06/01/2008                                         5,439,000          5,727,436
CenturyTel, Inc. Series E
  6.150% 01/15/2005                                         1,618,000          1,629,740
Certegy, Inc.
  4.750% 09/15/2008                                         1,133,000          1,166,786
Champion
  International Corp.
  6.400% 02/15/2026                                         2,023,000          2,145,812
Chesapeake Energy Corp.
  7.000% 08/15/2014                                         1,460,000          1,584,100
Chesapeake Energy Corp.
  7.500% 06/15/2014                                         2,000,000          2,225,000

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Chevron Phillips
  Chemical Co. LLC
  5.375% 06/15/2007                                  $      1,821,000   $      1,908,495
Cingular Wireless
  5.625% 12/15/2006                                           647,000            680,258
CIT Group, Inc.
  4.125% 02/21/2006                                         1,250,000          1,270,760
CIT Group, Inc.
  7.375% 04/02/2007                                         2,152,000          2,357,015
Citigroup, Inc.
  6.750% 12/01/2005                                        14,161,000         14,779,397
Citigroup, Inc.
  7.250% 10/01/2010                                           149,904            176,730
Clear Channel
  Communications, Inc.
  5.500% 09/15/2014                                         2,370,000          2,391,567
CNF, Inc.
  8.875% 05/01/2010                                         2,023,000          2,434,812
Colonial Pipeline Co.+
  7.630% 04/15/2032                                         1,813,000          2,342,730
Comcast Cable
  8.375% 03/15/2013                                           132,000            161,951
Comcast Cable
  Communications, Inc.
  6.375% 01/30/2006                                         2,314,000          2,413,731
Comcast Cable
  Communications, Inc.
  8.375% 05/01/2007                                         2,023,000          2,262,782
Comcast Corp.
  5.850% 01/15/2010                                         1,250,000          1,344,395
Cominco Limited
  6.875% 02/15/2006                                         2,428,000          2,538,032
Commercial Credit Co.*
  7.750% 03/01/2005                                         2,428,000          2,471,765
ConAgra Foods, Inc.
  7.500% 09/15/2005                                         3,443,000          3,571,916
Consolidated Natural
  Gas Co. Series C
  6.250% 11/01/2011                                         3,751,000          4,134,307
Cooper
  Industries Limited
  5.250% 07/01/2007                                         4,046,000          4,248,009
Cox
  Communications, Inc.
  6.750% 03/15/2011                                           180,000            197,730
Cox Enterprises, Inc.+
  4.375% 05/01/2008                                         1,425,000          1,413,238
CSX Corp.
  6.250% 10/15/2008                                         3,401,000          3,702,556
CSX Corp.
  7.250% 05/01/2027                                         3,237,000          3,751,311
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                         4,580,000          4,610,883
Dana Corp.
  7.000% 03/15/2028                                  $      1,265,000   $      1,239,700
Delhaize America, Inc.
  9.000% 04/15/2031                                         5,205,000          6,294,823
Deutsche
  Telekom International
  Finance BV
  7.750% 06/15/2005                                         3,484,000          3,603,442
Diageo Finance BV
  3.000% 12/15/2006                                         2,266,000          2,265,896
Dominion
  Resources, Inc.
  2.800% 02/15/2005                                         2,796,000          2,798,170
Dominion
  Resources, Inc.
  7.195% 09/15/2014                                         1,800,000          2,088,016
Dover Corp.
  6.250% 06/01/2008                                         1,618,000          1,784,699
DPL, Inc.
  8.250% 03/01/2007                                         2,525,000          2,758,562
Duke Energy Field
  Services Corp.*
  7.875% 08/16/2010                                         4,046,000          4,785,281
Electronic Data Systems
  Corp. Series B
  6.000% 08/01/2013                                         2,822,000          2,882,148
Emerald Investment
  Grade CBO Limited+
  2.079% 05/24/2011                                         2,265,680          2,262,848
Entergy Gulf States, Inc.
  5.250% 08/01/2015                                         9,710,000          9,696,183
Enterprise Products
  Operating LP+
  4.000% 10/15/2007                                           930,000            937,325
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                         4,427,000          5,078,615
Equifax, Inc.
  4.950% 11/01/2007                                         1,691,000          1,771,676
ERAC USA Finance Co.+
  6.625% 05/15/2006                                         1,457,000          1,534,696
ERAC USA Finance Co.+
  6.700% 06/01/2034                                         4,408,000          4,722,493
ERAC USA Finance Co.+
  6.750% 05/15/2007                                         3,641,000          3,939,864
FedEx Corp.
  2.286% 04/01/2005                                         2,175,000          2,176,214
First Industrial LP
  7.000% 12/01/2006                                         1,821,000          1,942,472
First Industrial LP
  7.600% 05/15/2007                                         2,428,000          2,669,219
FirstEnergy
  Corp. Series A
  5.500% 11/15/2006                                            99,000            103,012
FirstEnergy
  Corp. Series B
  6.450% 11/15/2011                                  $         99,000   $        108,472
Florida Gas
  Transmission Co.+
  8.630% 11/01/2004                                         1,618,000          1,618,000
Ford Motor Co.
  6.375% 02/01/2029                                         3,331,000          2,914,695
Ford Motor Co.
  6.625% 02/15/2028                                         2,410,000          2,174,235
Forte CDO (Cayman)
  Limited Series A3-A+
  7.011% 04/12/2013                                         1,214,000          1,285,626
Foster's Finance Corp.+
  6.875% 06/15/2011                                           900,000          1,022,049
France Telecom SA
  8.500% 03/01/2031                                         3,467,000          4,680,239
Franklin Resources, Inc.
  3.700% 04/15/2008                                         3,823,000          3,847,482
General American
  Transportation Corp.
  8.625% 12/01/2004                                           319,000            320,524
General Mills, Inc.
  2.625% 10/24/2006                                        15,682,000         15,527,156
General Mills, Inc.
  8.900% 06/15/2006                                         1,821,000          1,990,921
General Motors
  Acceptance Corp.
  6.150% 04/05/2007                                         8,045,000          8,454,499
General Motors
  Acceptance Corp.*
  6.875% 09/15/2011                                         5,096,000          5,304,860
General Motors Corp.
  8.375% 07/15/2033                                         2,808,000          2,921,968
Glencore Funding LLC+
  6.000% 04/15/2014                                         3,500,000          3,322,802
Goldman Sachs
  Group LP
  5.000% 10/01/2014                                         3,150,000          3,149,115
Goodrich (B.F.) Co.
  7.500% 04/15/2008                                         3,480,000          3,896,650
Harrah's Operating
  Co., Inc.
  5.500% 07/01/2010                                         1,740,000          1,815,619
HCA, Inc.
  6.950% 05/01/2012                                         3,835,000          4,043,655
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                         1,618,000          1,753,601
Hershey Foods Corp.*
  7.200% 08/15/2027                                         4,289,000          5,229,067
Household
  Finance Corp.
  4.125% 12/15/2008                                         3,813,000          3,870,767

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Household Finance Corp.
  6.375% 10/15/2011                                  $        732,000   $        816,429
Humana, Inc.*
  7.250% 08/01/2006                                         4,046,000          4,294,849
IBM Canada Credit
  Services Corp.+
  3.750% 11/30/2007                                         1,214,000          1,249,526
ICI Wilmington, Inc.
  7.050% 09/15/2007                                         1,618,000          1,747,895
Idex Corp.
  6.875% 02/15/2008                                         3,581,000          3,885,743
International Flavors &
  Fragrances, Inc.
  6.450% 05/15/2006                                         3,034,000          3,193,151
Interpool, Inc.
  7.350% 08/01/2007                                         1,618,000          1,650,360
Ipalco Enterprises, Inc.
  6.375% 11/14/2008                                         5,000,000          5,587,500
iStar Financial,
  Inc. Series B
  4.875% 01/15/2009                                           770,000            786,060
iStar Financial,
  Inc. Series B
  5.700% 03/01/2014                                         1,475,000          1,511,294
J.C. Penney Co., Inc.
  7.950% 04/01/2017                                         2,665,000          3,084,737
Jefferies Group, Inc.
  7.500% 08/15/2007                                         2,003,000          2,225,417
Jones Apparel
  Group, Inc.
  7.875% 06/15/2006                                         2,428,000          2,608,196
JP Morgan Chase & Co.
  3.125% 12/11/2006                                         5,308,000          5,324,041
JP Morgan Chase & Co.
  5.125% 09/15/2014                                         1,090,000          1,107,525
Kellwood Co.
  7.625% 10/15/2017                                         4,450,000          4,910,317
Kellwood Co.
  7.875% 07/15/2009                                         1,065,000          1,194,374
Kennametal, Inc.
  7.200% 06/15/2012                                         3,840,000          4,271,981
Kern River
  Funding Corp.+
  4.893% 04/30/2018                                         3,916,049          3,982,465
KeySpan Corp.*
  6.150% 06/01/2006                                         4,046,000          4,247,636
KeySpan Gas East Corp.
  Series MTNA
  6.900% 01/15/2008                                           525,000            578,217
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                         3,040,000          3,458,611
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                  $      3,593,000   $      3,766,560
The Kroger Co.
  6.750% 04/15/2012                                         4,264,000          4,804,978
Lafarge Corp.
  6.375% 07/15/2005                                         1,618,000          1,656,097
Leucadia National Corp.
  7.000% 08/15/2013                                         2,495,000          2,544,900
Leucadia National Corp.
  7.750% 08/15/2013                                         2,023,000          2,144,380
Liberty Media Corp.
  3.500% 09/25/2006                                        10,475,000         10,485,412
Marriott International,
  Inc. Series E
  7.000% 01/15/2008                                         5,571,000          6,088,908
Masco Corp.
  6.750% 03/15/2006                                         4,046,000          4,258,180
The May Department
  Stores Co.+
  3.950% 07/15/2007                                         1,700,000          1,717,546
MCI, Inc.
  5.908% 05/01/2007                                           447,000            445,882
MCI, Inc.
  6.688% 05/01/2009                                           447,000            440,854
MCI, Inc.
  7.735% 05/01/2014                                           382,000            368,152
Meritor Automotive, Inc.
  6.800% 02/15/2009                                         3,000,000          3,060,000
Merrill Lynch & Co., Inc.
  2.940% 01/30/2006                                        15,419,000         15,474,231
MGM Mirage+
  6.000% 10/01/2009                                         1,500,000          1,552,500
MGM Mirage+
  6.750% 09/01/2012                                         3,500,000          3,710,000
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                         5,745,000          5,680,972
Miller (Herman), Inc.
  7.125% 03/15/2011                                         2,428,000          2,746,100
Millipore Corp.
  7.500% 04/01/2007                                         3,034,000          3,239,032
Mobil Corp.*
  8.625% 08/15/2021                                         3,641,000          5,024,263
Mohawk Industries,
  Inc. Series D
  7.200% 04/15/2012                                         1,760,000          2,038,557
Monongahela
  Power Co.+
  6.700% 06/15/2014                                         1,825,000          2,004,029
National Rural
  Utilities Cooperative
  Finance Corp.
  3.250% 10/01/2007                                         1,274,000          1,269,769
National Rural
  Utilities Cooperative
  Finance Corp.
  8.000% 03/01/2032                                  $      1,919,000   $      2,502,094
Navistar
  International Corp.
  7.500% 06/15/2011                                         3,010,000          3,250,800
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                         1,618,000          1,583,190
News America
  Holdings, Inc.
  8.875% 04/26/2023                                         2,678,000          3,521,570
News America, Inc.
  6.750% 01/09/2038                                         1,618,000          1,826,604
Nextel
  Communications, Inc.
  5.950% 03/15/2014                                           935,000            956,037
Nisource Finance Corp.
  3.200% 11/01/2006                                         2,213,000          2,209,999
Norfolk Southern Corp.
  6.000% 04/30/2008                                         2,300,000          2,488,876
Nortel Networks Limited
  6.125% 02/15/2006                                           842,000            860,945
North Finance
  (Bermuda) Limited+
  7.000% 09/15/2005                                         1,618,000          1,658,950
Northern Natural
  Gas Co.+
  7.000% 06/01/2011                                           809,000            932,957
Northwestern Corp.+
  5.875% 11/01/2014                                           455,000            469,219
Nova Chemicals Corp.
  6.500% 01/15/2012                                         1,345,000          1,415,612
Oak Hill
  Securities Fund II+
  8.920% 10/15/2006                                         2,270,000          2,357,070
Pacific Energy Partners
  LP/Pacific Energy
  Finance Corp.+
  7.125% 06/15/2014                                         1,985,000          2,153,725
Pacific Gas & Electric Co.
  6.050% 03/01/2034                                         2,540,000          2,616,017
Park Place
  Entertainment Corp.
  7.000% 04/15/2013                                         1,618,000          1,818,227
Park Place
  Entertainment Corp.
  7.500% 09/01/2009                                         1,760,000          1,988,800
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                           445,000            489,500
Piedmont Natural Gas
  Co. Series E
  6.000% 12/19/2033                                         1,667,000          1,744,160

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Pilgrims Pride Corp.
  9.625% 09/15/2011                                  $        550,000   $        618,062
Plains All American
  Pipeline Co.
  5.625% 12/15/2013                                         2,405,000          2,504,894
Precision Castparts Corp.
  5.600% 12/15/2013                                         1,821,000          1,875,903
Precision Castparts Corp.
  8.750% 03/15/2005                                         4,006,000          4,090,759
Premcor Refining
  Group (The), Inc.
  6.750% 05/01/2014                                           740,000            780,700
Procter & Gamble Co.
  5.500% 02/01/2034                                         3,030,000          3,087,503
PSEG Power LLC
  5.500% 12/01/2015                                         2,913,000          2,929,910
Qwest Corp.+
  8.875% 03/15/2012                                         1,987,000          2,240,342
Raytheon Co.
  6.500% 07/15/2005                                         2,428,000          2,491,764
Republic Services, Inc.
  7.125% 05/15/2009                                         3,034,000          3,424,831
Rogers Cable, Inc.
  5.500% 03/15/2014                                         2,000,000          1,870,000
Rogers Wireless
  Communications, Inc.
  6.375% 03/01/2014                                         1,700,000          1,623,500
Ryder System, Inc.
  6.600% 11/15/2005                                         3,075,000          3,189,510
Simon Property
  Group LP
  6.875% 11/15/2006                                         1,214,000          1,300,822
Simon Property
  Group LP
  7.375% 01/20/2006                                         3,115,000          3,270,778
SLM Corp.
  5.000% 10/01/2013                                         8,240,000          8,365,817
SLM Corp.
  5.625% 08/01/2033                                         2,875,000          2,830,380
Smithfield Foods, Inc.+
  7.000% 08/01/2011                                         4,170,000          4,461,900
Sony Capital Corp.+
  4.950% 11/01/2006                                         2,674,000          2,775,173
Sprint Capital Corp.
  6.900% 05/01/2019                                         3,118,000          3,490,635
Sprint Capital Corp.
  7.125% 01/30/2006                                           809,000            850,909
Starwood
  Hotels & Resorts
  Worldwide, Inc.
  7.875% 05/01/2012                                         2,565,000          3,007,462
Steelcase, Inc.
  6.375% 11/15/2006                                         5,913,000          6,149,449
SuperValu, Inc.*
  7.875% 08/01/2009                                         5,664,000          6,564,916
Tampa Electric Co.
  5.375% 08/15/2007                                  $      3,480,000   $      3,644,827
TCI
  Communications, Inc.
  6.875% 02/15/2006                                         1,134,000          1,186,695
Telecom Italia
  Capital SA+
  6.000% 09/30/2034                                         1,940,000          1,906,793
Temple-Inland, Inc.
  Series MTND*
  8.125% 12/15/2006                                         4,305,000          4,605,278
Textron Financial
  Corp. Series E
  2.690% 10/03/2006                                         4,034,000          4,009,764
Thomas & Betts Corp.
  6.500% 01/15/2006                                         1,600,000          1,660,405
The Thomson Corp.
  6.200% 01/05/2012                                         2,144,000          2,374,984
Time Warner
  Companies, Inc.
  7.750% 06/15/2005                                         2,266,000          2,329,835
Timken Co.
  5.750% 02/15/2010                                         4,410,000          4,551,918
Timken Co. Series A
  6.750% 08/21/2006                                         2,343,000          2,442,135
Toro Co.
  7.800% 06/15/2027                                         4,071,000          4,629,830
Toyota Motor Credit Corp.
  4.350% 12/15/2010                                         5,794,000          5,943,798
Trains 5-2002+
  5.936% 01/25/2007                                         3,680,392          3,852,966
Trains 10-2002+
  6.962% 01/15/2012                                         3,397,824          3,844,468
TransAlta Corp.
  5.750% 12/15/2013                                         4,847,000          5,060,108
Tricon Global
  Restaurants, Inc.
  8.875% 04/15/2011                                         2,180,000          2,720,841
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class A+
  6.040% 01/31/2018                                         2,164,000          2,284,556
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class B+
  7.144% 07/31/2033                                         2,403,000          2,699,098
TTX Co.+
  4.500% 12/15/2010                                         5,260,000          5,181,584
Tyco International
  Group SA
  6.375% 02/15/2006                                         3,415,000          3,565,151
Tyco International
  Group SA
  6.375% 10/15/2011                                  $      2,480,000   $      2,760,644
Tyco International
  Group SA
  6.875% 01/15/2029                                         1,090,000          1,238,162
United Air Lines, Inc.
  Series 91B**** ++
  0.000% 02/19/2006                                           501,793            189,427
United Rentals
  North America, Inc.
  6.500% 02/15/2012                                         3,065,000          3,034,350
US Airways,
  Inc. Cl. B**** ++
  7.500% 04/15/2008                                         1,087,971                  -
USA Interactive
  7.000% 01/15/2013                                         4,195,000          4,640,371
Verizon Global
  Funding Corp.
  4.375% 06/01/2013                                           920,000            902,305
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                         2,780,000          3,410,696
Verizon Global
  Funding Corp.
  Series MTNA*
  7.600% 03/15/2007                                         4,046,000          4,445,814
VF Corp.
  8.100% 10/01/2005                                         1,416,000          1,482,297
Vodafone Group PLC
  5.375% 01/30/2015                                           558,000            583,723
Vulcan Materials Co.
  6.000% 04/01/2009                                         3,237,000          3,498,653
The Walt Disney Co.
  6.750% 03/30/2006                                         3,111,000          3,277,292
Washington Mutual, Inc.
  2.400% 11/03/2005                                         7,505,000          7,484,767
Westvaco Corp.
  7.650% 03/15/2027                                         2,250,000          2,585,565
Westvaco Corp.
  8.400% 06/01/2007                                           785,000            878,357
Weyerhaeuser Co.
  5.500% 03/15/2005                                         2,409,000          2,434,162
Williams Gas Pipelines
  Central, Inc.+
  7.375% 11/15/2006                                         2,225,000          2,391,875
WPP Finance
  (USA) Corp.
  6.625% 07/15/2005                                         2,650,000          2,682,465
XTO Energy, Inc.
  4.900% 02/01/2014                                         4,100,000          4,114,826
York International Corp.
  6.625% 08/15/2006                                         1,942,000          2,051,379
                                                                        ----------------

TOTAL CORPORATE DEBT
(COST $696,438,096)                                                          720,338,074
                                                                        ----------------

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 9.1%

COLLATERALIZED MORTGAGE OBLIGATIONS
ABN AMRO Mortgage
  Corp. Series 2003-12,
  Class 1A
  5.000% 12/25/2033                                  $      8,031,665   $      7,914,280
AES Eastern Energy LP
  Series 1999-1, Class A
  9.000% 01/02/2017                                         2,207,107          2,482,995
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1*
  7.100% 08/13/2029                                         1,086,819          1,132,902
Bank of America Large
  Loan Series 2001-FMA,
  Class A2+
  6.490% 12/13/2016                                         1,537,000          1,723,495
Countrywide Home
  Loans, Inc.
  Series 2003-42,
  Class 1A1
  3.762% 09/25/2033                                         3,808,662          3,807,138
Countrywide Home
  Loans, Inc.
  Series 2004-23,
  Class 1A1
  4.334% 02/25/2034                                         3,699,462          3,719,897
CS First Boston
  Mortgage Securities
  Corp. Series 1998-C2,
  Class A1
  5.960% 11/11/2030                                         1,035,211          1,068,194
CS First Boston
  Mortgage Securities
  Corp. Series 2003-7,
  Class 1A24
  4.500% 02/25/2033                                         5,041,142          5,044,562
CS First Boston
  Mortgage Securities
  Corp. Series 2004-C1,
  Class A1
  2.254% 01/15/2037                                         4,992,050          4,915,784
First Nationwide Trust
  Series 2001-5, Class A1
  6.750% 10/21/2031                                           986,260            998,769
GMAC Mortgage Corp.
  Loan Trust
  Series 2001-J5,
  Class A7
  6.750% 11/25/2031                                           489,986            489,435
GSR Mortgage Loan
  Trust Series 2004-9
  4.712% 08/25/2034                                         6,966,346          7,079,053
IndyMac Bancorp, Inc.
  Mortgage Loan Trust
  Series 2004-AR4,
  Class 1A
  4.811% 08/25/2034                                  $      9,854,985   $     10,008,331
MASTR Asset
  Securitization Trust
  Series 2002-6,
  Class 6A1
  6.500% 10/25/2032                                         1,149,108          1,166,268
MASTR Asset
  Securitization Trust
  Series 2003-12,
  Class 6A1
  5.000% 12/25/2033                                        12,645,704         12,462,061
Merrill Lynch Mortgage
  Investors, Inc.
  Series 1998-C1,
  Class A1
  6.310% 11/15/2026                                           988,691          1,010,936
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2003-A4,
  Class IA
  4.292% 07/25/2033                                         2,306,586          2,318,234
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2004-A1,
  Class IA
  4.154% 02/25/2034                                         1,986,113          2,000,574
Morgan Stanley Dean
  Witter Capital I
  Series 2001-280,
  Class A1+
  6.148% 02/03/2011                                         2,337,030          2,508,472
Morgan Stanley
  Mortgage Loan Trust
  Series 2004-2AR,
  Class 1A
  5.214% 02/25/2034                                         1,005,451          1,027,404
Residential Accredit
  Loans, Inc.
  Series 1996-QS5,
  Class M2
  8.000% 09/25/2026                                         1,313,424          1,313,424
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1+
  5.323% 02/18/2034                                           920,209            925,002
Starwood Commercial
  Mortgage Trust
  Series 1999-C1A,
  Class B+
  6.920% 02/03/2014                                         2,428,000          2,708,304
Structured Adjustable
  Rate Mortgage Loan
  Trust Series 2004-2,
  Class 2A
  5.074% 03/25/2034                                  $      8,159,374   $      8,294,559
Structured Asset
  Securities Corp.
  Series 2002-11A,
  Class 2A1
  5.600% 06/25/2032                                         3,127,343          3,181,937
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                         8,277,962          8,333,839
Vendee Mortgage
  Trust Series 1992-1,
  Class 2Z
  7.750% 05/15/2022                                         2,244,977          2,388,979
Washington Mutual
  MSC Mortgage
  Pass-Through
  Certificates
  Series 2004-RA1,
  Class 2A
  7.000% 03/25/2034                                         7,586,579          7,839,340
Washington Mutual
  MSC Mortgage
  Pass-Through
  Certificates,
  Series 2004-RA4,
  Class 2A
  6.500% 08/25/2034                                         2,870,000          2,962,827
Washington Mutual, Inc.
  Series 2003-S11,
  Class A1
  5.000% 11/25/2033                                        15,392,902         15,168,176
Washington Mutual, Inc.
  Series 2004-AR2,
  Class A
  2.923% 04/25/2044                                        10,521,173         10,606,917
Wells Fargo Mortgage
  Backed Securities
  Trust Series 2004-P,
  Class 2A1
  4.300% 09/25/2034                                         9,575,942          9,585,106
                                                                        ----------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $145,798,178)                                                          146,187,194
                                                                        ----------------

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
SOVEREIGN DEBT OBLIGATIONS -- 0.5%
Chile Government
  International Bond
  5.500% 01/15/2013                                  $      2,355,000   $      2,464,272
Republic of South Africa
  6.500% 06/02/2014                                         3,300,000          3,584,625
United Mexican States
  8.300% 08/15/2031                                         2,023,000          2,338,588
                                                                        ----------------

TOTAL SOVEREIGN
DEBT OBLIGATIONS
(COST $7,717,474)                                                              8,387,485
                                                                        ----------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 18.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 4.2%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
FHLMC
  Series 1337, Class D
  6.000% 08/15/2007                                           133,782            135,538
FHLMC
  Series 2178, Class PB
  7.000% 08/15/2029                                         4,532,000          4,788,315
FHLMC
  Series W067, Class A
  6.420% 12/01/2005                                           573,801            593,705
                                                                        ----------------

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                           5,517,558
                                                                        ----------------

PASS-THROUGH SECURITIES -- 3.9%
FHLMC
  4.250% 07/15/2009                                        11,645,000         11,980,760
FHLMC
  5.500% 06/01/2033                                         9,220,188          9,409,275
FHLMC
  6.000% 06/01/2016-
          02/01/2018                                        1,942,118          2,041,196
FHLMC
  6.500% 05/01/2016-
          07/01/2017                                        3,113,003          3,306,644
FHLMC
  6.625% 09/15/2009                                        24,915,000         28,228,675
FHLMC
  7.000% 07/01/2029-
          10/01/2031                                        3,089,174          3,288,168
FHLMC
  7.500% 06/01/2015-
          01/01/2031                                        1,683,849          1,807,548
FHLMC
  8.000% 03/01/2015-
          08/01/2015                                        1,843,816          1,942,273
FHLMC
  8.250% 05/01/2017                                           188,809            203,756
FHLMC
  8.500% 11/01/2025                                  $        289,133   $        315,440
FHLMC
  9.000% 03/01/2017                                            22,252             24,142
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                 62,547,877
                                                                        ----------------

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                           68,065,435
                                                                        ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 0.9%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
FNMA Series 1989-20,
  Class A
  6.750% 04/25/2018                                         2,361,595          2,495,007
                                                                        ----------------

PASS-THROUGH SECURITIES -- 0.7%
FNMA
  5.500% 11/01/2016                                                 3                  3
FNMA
  6.420% 11/01/2008                                         4,768,243          5,215,092
FNMA
  6.500% 05/01/2017                                         1,523,564          1,619,263
FNMA
  7.000% 07/01/2032                                           679,115            722,382
FNMA
  7.500% 06/01/2031-
          10/01/2031                                          818,142            877,829
FNMA
  8.000% 05/01/2013-
          09/01/2031                                        2,300,998          2,496,678
FNMA
  8.500% 08/01/2026                                           418,583            456,039
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                 11,387,286
                                                                        ----------------

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)                                                            13,882,293
                                                                        ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 12.9%
PASS-THROUGH SECURITIES
GNMA
  5.000% 05/15/2033-
          01/15/2034                                       14,988,252         15,091,296
GNMA
  5.500% 06/15/2033-
          09/15/2034                                       34,029,118         34,917,032
GNMA
  6.000% 08/15/2028-
          02/15/2032                                        8,555,941          8,949,140
GNMA
  6.500% 09/15/2023-
          11/15/2028                                        4,085,172          4,345,079
GNMA
  7.000% 08/15/2023-
          08/15/2032                                 $      4,910,322   $      5,255,531
GNMA
  7.250% 07/20/2021-
          07/20/2022                                        2,003,580          2,138,734
GNMA
  7.500% 01/15/2017-
          06/15/2017                                          752,536            812,149
GNMA
  8.000% 11/15/2005-
          11/15/2030                                        1,273,979          1,393,381
GNMA
  9.000% 04/15/2009-
          10/15/2009                                            6,414              6,881
GNMA TBA**
  5.000% 11/01/2034                                        61,960,000         62,134,263
GNMA TBA**
  5.500% 11/01/2034                                        70,750,000         72,386,094
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                207,429,580
                                                                        ----------------

OTHER AGENCIES -- 0.1%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                         2,110,391          2,146,227
                                                                        ----------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $287,549,296)                                                          291,523,535
                                                                        ----------------

U.S. TREASURY OBLIGATIONS -- 18.6%

U.S. TREASURY BONDS -- 4.7%
U.S. Treasury Bond
  6.125% 11/15/2027                                        12,947,000         15,220,817
U.S. Treasury Bond
  6.125% 08/15/2029                                         9,910,000         11,701,542
U.S. Treasury Bond
  6.875% 08/15/2025                                         6,555,000          8,324,850
U.S. Treasury Bond*
  7.125% 02/15/2023                                         3,520,000          4,535,850
U.S. Treasury Bond*
  7.500% 11/15/2016                                         8,092,000         10,479,140
U.S. Treasury Bond*
  8.875% 08/15/2017                                        17,641,000         25,347,912
                                                                        ----------------

TOTAL U.S. TREASURY BONDS                                                     75,610,111
                                                                        ----------------

U.S. TREASURY NOTES -- 13.9%
U.S. Treasury
  Inflation Index
  3.875% 01/15/2009                                         7,544,958          8,562,349
U.S. Treasury Note
  3.375% 11/15/2008                                       102,896,000        104,005,342

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
U.S. Treasury Note
  4.000% 02/15/2014                                  $     57,788,000   $     57,806,059
U.S. Treasury Note
  5.000% 08/15/2011                                        50,865,000         54,942,145
                                                                        ----------------

TOTAL U.S. TREASURY NOTES                                                    225,315,895
                                                                        ----------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $291,720,580)                                                          300,926,006
                                                                        ----------------

TOTAL BONDS & NOTES
(COST $1,464,578,196)                                                      1,502,965,591
                                                                        ----------------

SHORT-TERM INVESTMENTS -- 14.2%

COMMERCIAL PAPER*
Albertson's, Inc.+
  2.120% 01/27/2005                                        10,000,000          9,951,250
Alcoa, Inc.
  1.870% 12/02/2004                                         1,710,000          1,707,069
Alcoa, Inc.
  1.880% 12/02/2004                                         8,430,000          8,415,473
Aluminum Co.
  of America
  1.920% 12/20/2004                                         6,060,000          6,043,517
Autoliv ASP, Inc.+
  1.800% 11/04/2004                                         7,380,000          7,378,155
BellSouth Corp.+
  1.920% 12/06/2004                                         4,870,000          4,860,390
BellSouth Corp.+
  1.950% 12/16/2004                                        10,165,000         10,139,121
Campbell Soup Co.
  1.850% 11/24/2004                                         1,380,000          1,378,227
CIT Group, Inc.
  1.910% 12/03/2004                                         5,900,000          5,889,357
ConocoPhillips Co.+
  1.850% 11/02/2004                                         5,395,000          5,394,168
Countrywide
  Home Loans, Inc.
  1.860% 11/22/2004                                         6,500,000          6,492,276
DaimlerChrysler
  North America
  Holding Corp.
  1.900% 11/15/2004                                        10,000,000          9,991,556
Dominion
  Resources, Inc.+
  1.860% 11/17/2004                                         4,200,000          4,196,094
Elsevier Finance SA+
  1.920% 11/24/2004                                         9,700,000          9,687,067
Elsevier Finance SA+
  1.950% 12/07/2004                                         7,500,000          7,484,562
Florida Power &
  Light Co.
  1.830% 11/02/2004                                         8,960,000          8,958,634
ITT Industries, Inc.+
  1.850% 11/10/2004                                  $      6,635,000   $      6,631,249
ITT Industries, Inc.+
  1.970% 12/10/2004                                         5,745,000          5,732,110
John Deere
  Capital Corp.
  1.880% 11/18/2004                                         6,000,000          5,994,046
John Deere
  Capital Corp.+
  1.950% 12/01/2004                                         8,900,000          8,884,573
Kellogg Co.+
  1.900% 12/14/2004                                         6,395,000          6,379,812
Kellogg Co.+
  1.900% 11/29/2004                                         8,000,000          7,987,333
KeySpan Corp.+
  1.820% 11/09/2004                                         8,000,000          7,995,956
Kinder Morgan Energy
  Partners, LP+
  1.880% 11/12/2004                                         7,225,000          7,220,095
Kroger Co.+
  1.850% 11/03/2004                                         8,000,000          7,998,355
Mattel, Inc.
  1.850% 11/05/2004                                         6,460,000          6,458,008
Sara Lee Corp.+
  1.830% 11/16/2004                                         4,170,000          4,166,396
Sara Lee Corp.+
  1.860% 11/23/2004                                         8,875,000          8,863,995
South Carolina
  Electric & Gas
  1.800% 11/08/2004                                        10,820,000         10,815,131
Wal-Mart
  Funding Corp.+
  1.840% 11/30/2004                                         5,825,000          5,815,771
Walt Disney Co.
  1.860% 11/19/2004                                        11,475,000         11,463,143
Wisconsin Electric
  Power Co.
  1.790% 11/01/2004                                         9,620,000          9,619,043
                                                                        ----------------
                                                                             229,991,932
                                                                        ----------------

TOTAL SHORT-TERM
INVESTMENTS
(COST $229,988,271)                                                          229,991,932
                                                                        ----------------

TOTAL INVESTMENTS -- 107.3%
(COST $1,694,566,467)***                                                   1,732,957,523

OTHER ASSETS/
(LIABILITIES) -- (7.3%)                                                     (118,337,797)
                                                                        ----------------

NET ASSETS -- 100.0%                                                    $  1,614,619,726
                                                                        ================

NOTES TO PORTFOLIO OF INVESTMENTS
* All or a portion of this security is segregated to cover forward purchase commitments. (NOTE 2).
**   A portion of this security is purchased on a forward commitment basis (NOTE
     2).
***  See Note 7 for aggregate cost for Federal tax purposes.
**** Non-income producing security.
+ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $244,416,341 or 15.1% of net assets.
++   Security is currently in default.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DIVERSIFIED BOND FUND - PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2004

                                                         NUMBER OF           MARKET
                                                          SHARES              VALUE
                                                     ----------------   ----------------
EQUITIES -- 0.0%

FINANCIAL SERVICES -- 0.0%
Contifinancial Corp.
  Liquidating Trust                                           114,845   $          3,445
                                                                        ----------------

TELEPHONE UTILITIES -- 0.0%
Global Crossing Limited*                                           12                167
Manitoba Telecom
  Services, Inc. Cl. B*                                         1,909             65,899
                                                                        ----------------
                                                                                  66,066
                                                                        ----------------

TOTAL EQUITIES
(COST $150,639)                                                                   69,511
                                                                        ----------------

                                                         PRINCIPAL
                                                          AMOUNT
                                                     ----------------
BONDS & NOTES -- 92.8%

ASSET BACKED SECURITIES -- 1.1%
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                  $        225,000            225,070
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                           879,235            866,400
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                           250,000            249,961
MMCA Automobile
  Trust Series 2002-3,
  Class A3
  2.970% 03/15/2007                                           247,924            248,040
National City Auto
  Receivables Trust
  Series 2002-A,
  Class A4
  4.830% 08/15/2009                                           400,000            407,562
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                            43,118             43,239
Travelers Funding
  Limited Series 1A,
  Class A1+
  6.300% 02/18/2014                                           403,925            420,082
Vanderbilt Mortgage and
  Finance, Inc.
  Series 2002-C,
  Class A2
  4.230% 02/07/2015                                  $        300,000   $        301,965
                                                                        ----------------

TOTAL ASSET BACKED
SECURITIES
(COST $2,755,770)                                                              2,762,319
                                                                        ----------------

CORPORATE DEBT -- 42.9%
Abitibi-Consolidated, Inc.
  7.750% 06/15/2011                                           150,000            159,000
Activant Solutions, Inc.
  10.500% 06/15/2011                                          375,000            390,937
Aearo Co. I
  8.250% 04/15/2012                                           250,000            258,750
AEP Industries, Inc.
  9.875% 11/15/2007                                           325,000            330,687
AES Corp.+
  8.750% 05/15/2013                                           175,000            202,125
AES Corp.+
  9.000% 05/15/2015                                            55,000             64,075
Ahold Finance USA, Inc.
  6.250% 05/01/2009                                           375,000            394,687
Airgas, Inc.
  6.250% 07/15/2014                                           125,000            126,250
Airgas, Inc. Series MTN
  7.750% 09/15/2006                                           105,000            111,300
Alamosa Delaware, Inc.
  8.500% 01/31/2012                                           275,000            291,500
Albertson's, Inc.
  7.500% 02/15/2011                                           250,000            291,768
Allied Waste
  North America
  Series B
  5.750% 02/15/2011                                            55,000             50,737
Allied Waste
  North America, Inc.
  8.875% 04/01/2008                                           310,000            328,600
Amerada Hess Corp.
  5.900% 08/15/2006                                           420,000            437,021
American General
  Finance Corp.
  5.875% 07/14/2006                                           175,000            183,461
American
  Greetings Corp.
  6.100% 08/01/2028                                         1,060,000          1,150,100
American Honda
  Finance Corp.+
  3.850% 11/06/2008                                           200,000            201,808
American Media
  Operation, Inc.
  8.875% 01/15/2011                                  $        425,000   $        452,625
American Standard, Inc.
  7.625% 02/15/2010                                           100,000            114,750
Ametek, Inc.
  7.200% 07/15/2008                                           690,000            759,524
Anheuser-Busch
  Cos., Inc.
  5.050% 10/15/2016                                           165,000            167,513
Anheuser-Busch
  Cos., Inc.
  6.500% 02/01/2043                                           600,000            679,480
AOL Time Warner, Inc.
  5.625% 05/01/2005                                            50,000             50,755
Appleton Papers, Inc.
  8.125% 06/15/2011                                           100,000            105,250
Aramark Services, Inc.
  6.375% 02/15/2008                                           105,000            113,579
Aramark Services, Inc.
  7.000% 07/15/2006                                           240,000            254,592
Aramark Services, Inc.
  8.150% 05/01/2005                                            55,000             56,335
Argo-Tech Corp.+
  9.250% 06/01/2011                                           300,000            327,000
Australian Gas Light
  Co. Limited+
  6.400% 04/15/2008                                           520,000            565,598
Avnet, Inc.
  8.000% 11/15/2006                                            20,000             21,650
B&G Foods
  Holdings Corp.
  8.000% 10/01/2011                                           250,000            263,750
Ball Corp.
  6.875% 12/15/2012                                           200,000            218,000
Bank of America Corp.
  4.250% 10/01/2010                                           875,000            881,156
Bausch & Lomb, Inc.
  6.950% 11/15/2007                                           135,000            145,384
Bausch & Lomb, Inc.
  7.125% 08/01/2028                                           385,000            411,669
BCP Caylux Holdings
  Luxembourg SCA+
  9.625% 06/15/2014                                           225,000            252,000
Belo Corp.
  7.125% 06/01/2007                                           558,000            605,239
Blockbuster, Inc.+
  9.000% 09/01/2012                                           150,000            153,750
Blyth, Inc.
  7.900% 10/01/2009                                           655,000            743,168

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Boeing Capital Corp.
  5.800% 01/15/2013                                  $        150,000   $        162,521
Bombardier, Inc.+
  6.300% 05/01/2014                                           350,000            313,942
Bombardier, Inc.+
  6.750% 05/01/2012                                           200,000            187,318
BP Capital Markets PLC
  2.750% 12/29/2006                                           700,000            699,756
Briggs & Stratton Corp.
  8.875% 03/15/2011                                           975,000          1,174,875
Buckeye Partners LP
  4.625% 07/15/2013                                           200,000            195,713
Cablevision
  Systems Corp.+
  6.669% 04/01/2009                                           450,000            474,750
Cabot Corp.+
  5.250% 09/01/2013                                           110,000            111,568
Cadmus
  Communications Corp.
  8.375% 06/15/2014                                           300,000            324,000
Capitol Records, Inc.+
  8.375% 08/15/2009                                           740,000            825,100
CarrAmerica
  Realty Corp.
  6.625% 03/01/2005                                            70,000             70,817
Caterpillar Financial
  Services Corp.
  3.000% 02/15/2007                                         2,000,000          1,995,948
Cendant Corp.
  6.875% 08/15/2006                                            75,000             79,909
CenterPoint Energy, Inc.+
  3.750% 05/15/2023                                            50,000             54,625
Centerpoint Energy, Inc.
  Series B
  6.850% 06/01/2015                                           525,000            579,954
Certegy, Inc.
  4.750% 09/15/2008                                            50,000             51,491
Charter Communications
  Holdings, Inc.
  10.750% 10/01/2009                                          450,000            380,250
Chemed Corp.
  8.750% 02/24/2011                                           250,000            261,250
Chesapeake Energy Corp.
  6.875% 01/15/2016                                           250,000            267,500
Cincinnati Bell, Inc.
  8.375% 01/15/2014                                           350,000            334,250
CIT Group, Inc.
  4.125% 02/21/2006                                           275,000            279,567
CIT Group, Inc.
  5.125% 09/30/2014                                           140,000            140,879
CIT Group, Inc.
  7.375% 04/02/2007                                            75,000             82,145
Citgo Petroleum Corp.+
  6.000% 10/15/2011                                           150,000            152,625
Clear Channel
  Communications, Inc.
  5.500% 09/15/2014                                  $        750,000   $        756,825
CNF, Inc.
  8.875% 05/01/2010                                            85,000            102,303
Colonial Pipeline Co.+
  7.630% 04/15/2032                                            65,000             83,992
Comcast Cable
  Communications, Inc.
  6.375% 01/30/2006                                           140,000            146,034
Comcast Corp.
  5.850% 01/15/2010                                            50,000             53,776
Comcast Corp.
  7.050% 03/15/2033                                         1,000,000          1,129,523
Consolidated
  Container Co. LLC
  10.750% 06/15/2009                                          200,000            163,000
Consolidated Natural
  Gas Co. Series C
  6.250% 11/01/2011                                           275,000            303,102
Constellation
  Brands, Inc.
  8.125% 01/15/2012                                           300,000            328,500
COX Enterprises, Inc.+
  8.000% 02/15/2007                                           315,000            340,134
CSC Holdings, Inc.
  7.625% 04/01/2011                                           300,000            326,250
CSC Holdings, Inc.
  Series B
  8.125% 08/15/2009                                           100,000            110,000
CSX Corp.
  6.250% 10/15/2008                                           250,000            272,167
CSX Corp.
  7.450% 05/01/2007                                           634,000            693,793
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                           100,000            100,674
Dana Corp.
  7.000% 03/15/2028                                           185,000            181,300
Dean Foods Co.
  6.900% 10/15/2017                                           500,000            512,500
Del Monte Corp.
  8.625% 12/15/2012                                            25,000             28,187
Delhaize America, Inc.
  9.000% 04/15/2031                                           855,000          1,034,020
Deutsche
  Telekom International
  Finance BV
  7.750% 06/15/2005                                           200,000            206,857
Diageo Finance BV
  3.000% 12/15/2006                                         2,000,000          1,999,908
Dollar Financial
  Group, Inc.
  9.750% 11/15/2011                                           300,000            320,250
Dominion
  Resources, Inc.
  2.800% 02/15/2005                                  $        450,000   $        450,349
Dominion
  Resources, Inc.
  7.195% 09/15/2014                                           510,000            591,605
Domino's, Inc.
  8.250% 07/01/2011                                            91,000             99,645
Duke Energy Field
  Services Corp.
  7.875% 08/16/2010                                           255,000            301,593
Ecolab, Inc.
  6.875% 02/01/2011                                           135,000            152,457
El Paso Corp.
  7.875% 06/15/2012                                           200,000            208,500
EL Paso Production
  Holding Co.
  7.750% 06/01/2013                                           300,000            312,750
Electronic Data Systems
  Corp. Series B
  6.000% 08/01/2013                                           420,000            428,952
Elgin National Industries,
  Inc. Series B
  11.000% 11/01/2007                                          125,000            107,500
Entergy Gulf States, Inc.
  5.250% 08/01/2015                                           425,000            424,395
Enterprise Products
  Operating LP+
  4.000% 10/15/2007                                           130,000            131,024
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                           695,000            797,298
Equifax, Inc.
  4.950% 11/01/2007                                           625,000            654,818
ERAC USA Finance Co.+
  6.700% 06/01/2034                                           675,000            723,159
ERAC USA Finance Co.+
  6.800% 02/15/2008                                           100,000            109,637
ERAC USA Finance Co.+
  7.950% 12/15/2009                                           455,000            537,140
Exco Resources, Inc.
  7.250% 01/15/2011                                           375,000            405,937
Fairpoint
  Communications, Inc.
  11.875% 03/01/2010                                          175,000            201,250
FedEx Corp.
  2.286% 04/01/2005                                           275,000            275,153
First Industrial LP
  7.600% 05/15/2007                                           175,000            192,386
Fiserv, Inc.
  4.000% 04/15/2008                                           100,000            101,591
Flextronics
  International Limited
  6.500% 05/15/2013                                           250,000            262,500

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Ford Motor Co.
  6.375% 02/01/2029                                  $        140,000   $        122,503
Ford Motor Credit Co.
  7.000% 10/01/2013                                         1,020,000          1,077,175
Fort James Corp.
  6.875% 09/15/2007                                           325,000            346,125
Foster's Finance Corp.+
  6.875% 06/15/2011                                           430,000            488,312
France Telecom SA
  8.500% 03/01/2031                                           275,000            371,233
Franklin Resources, Inc.
  3.700% 04/15/2008                                           175,000            176,121
GenCorp, Inc.
  9.500% 08/15/2013                                           150,000            160,875
General American
  Transportation Corp.
  8.625% 12/01/2004                                            35,000             35,167
General Electric
  Capital Corp.
  4.250% 12/01/2010                                           270,000            272,570
General Mills, Inc.
  2.625% 10/24/2006                                           800,000            792,101
General Motors
  Acceptance Corp.
  6.150% 04/05/2007                                           625,000            656,813
General Motors
  Acceptance Corp.
  6.875% 09/15/2011                                         1,000,000          1,040,985
General Motors Corp.
  7.200% 01/15/2011                                           150,000            158,013
General Motors Corp.
  8.375% 07/15/2033                                           495,000            515,091
General Nutrition
  Centers, Inc.
  8.500% 12/01/2010                                           375,000            377,812
Georgia Gulf Corp.
  7.125% 12/15/2013                                           175,000            188,562
Georgia Gulf Corp.
  7.625% 11/15/2005                                           110,000            114,125
GFSI, Inc.
  9.625% 03/01/2007                                           850,000            833,000
Glencore Funding LLC+
  6.000% 04/15/2014                                         1,400,000          1,329,121
Global
  Crossing Holdings
  Limited* ++ +++
  0.000% 11/15/2009                                           100,000                  -
Goldman Sachs
  Group, Inc.
  5.150% 01/15/2014                                         1,575,000          1,598,033
Goodrich (B.F.) Co.
  7.500% 04/15/2008                                           100,000            111,973
Great Lakes Dredge &
  Dock Corp.
  7.750% 12/15/2013                                  $        100,000   $         89,500
GTECH Holdings Corp.
  4.750% 10/15/2010                                           655,000            664,048
Gulfmark Offshore, Inc.+
  7.750% 07/15/2014                                           165,000            173,250
Harrah's Operating
  Co., Inc.
  5.500% 07/01/2010                                           250,000            260,865
HCA, Inc.
  6.950% 05/01/2012                                           400,000            421,763
HCA, Inc.
  7.500% 11/06/2033                                           200,000            200,233
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                            50,000             54,190
Hercules, Inc.
  11.125% 11/15/2007                                           60,000             72,600
Hershey Foods Corp.
  7.200% 08/15/2027                                           160,000            195,069
Hilton Hotels Corp.
  7.950% 04/15/2007                                           160,000            176,606
Home Depot
  Exchangeable Trust+
  1.000% 02/14/2006                                           100,000             97,500
Host Marriott LP
  Series E
  8.375% 02/15/2006                                           100,000            105,500
Houghton Mifflin Co.
  8.250% 02/01/2011                                           100,000            106,375
Household Finance Corp.
  4.125% 12/15/2008                                           375,000            380,681
Household Finance Corp.
  6.375% 10/15/2011                                           180,000            200,761
Humana, Inc.
  7.250% 08/01/2006                                           100,000            106,151
Huntsman LLC
  11.625% 10/15/2010                                          350,000            412,562
Idex Corp.
  6.875% 02/15/2008                                           135,000            146,488
Imax Corp.+
  9.625% 12/01/2010                                           250,000            253,750
Indianapolis
  Power & Light+
  6.300% 07/01/2013                                           175,000            189,808
Insight Midwest
  LP/Insight Capital, Inc.
  9.750% 10/01/2009                                           125,000            131,406
Instron Corp.
  13.250% 09/15/2009                                          409,000            421,270
International Flavors &
  Fragrances, Inc.
  6.450% 05/15/2006                                           125,000            131,557
International Paper Co.
  5.500% 01/15/2014                                  $        750,000   $        773,974
Interpool, Inc.
  7.350% 08/01/2007                                           200,000            204,000
Intrawest Corp.
  7.500% 10/15/2013                                           250,000            267,500
Ipalco Enterprises, Inc.
  6.375% 11/14/2008                                           850,000            949,875
Isle of Capri Casinos, Inc.
  7.000% 03/01/2014                                           350,000            362,250
iStar Financial, Inc.
  Series B
  4.875% 01/15/2009                                            85,000             86,773
iStar Financial, Inc.
  Series B
  5.700% 03/01/2014                                           170,000            174,183
J.C. Penney Co., Inc.
  7.950% 04/01/2017                                           400,000            463,000
Jefferies Group, Inc.
  7.500% 08/15/2007                                           160,000            177,767
JP Morgan Chase & Co.
  3.125% 12/11/2006                                         1,500,000          1,504,533
K2, Inc.+
  7.375% 07/01/2014                                           275,000            299,750
Kansas City
  Southern Railway
  9.500% 10/01/2008                                           125,000            139,063
Kellwood Co.
  7.625% 10/15/2017                                           665,000            733,789
Kellwood Co.
  7.875% 07/15/2009                                           200,000            224,296
Kennametal, Inc.
  7.200% 06/15/2012                                           600,000            667,497
Kern River
  Funding Corp.+
  4.893% 04/30/2018                                           164,303            167,090
Keystone Automotive
  Operations, Inc.
  9.750% 11/01/2013                                           150,000            162,375
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                           130,000            147,901
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                           150,000            157,246
Koppers, Inc.
  9.875% 10/15/2013                                           150,000            169,500
The Kroger Co.
  6.750% 04/15/2012                                           600,000            676,123
The Kroger Co.
  7.650% 04/15/2007                                           250,000            274,881
Land O' Lakes, Inc.
  8.750% 11/15/2011                                           150,000            138,750

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Land O' Lakes, Inc.
  9.000% 12/15/2010                                  $        250,000   $        263,750
Lear Corp.
  8.110% 05/15/2009                                           150,000            172,245
Leucadia National Corp.
  7.000% 08/15/2013                                           385,000            392,700
Leucadia National Corp.
  7.750% 08/15/2013                                           300,000            318,000
Liberty Media Corp.
  3.500% 09/25/2006                                           555,000            555,552
LodgeNet
  Entertainment Corp.
  9.500% 06/15/2013                                           100,000            109,250
Lyondell Chemical Co.
  9.500% 12/15/2008                                           175,000            190,750
Lyondell Chemical Co.
  9.500% 12/15/2008                                           125,000            136,250
Mail-Well I Corp.
  7.875% 12/01/2013                                           350,000            337,750
Mail-Well, Inc.
  9.625% 03/15/2012                                           100,000            111,000
Majestic Star Casino
  LLC/ Majestic Star
  Casino Capital
  9.500% 10/15/2010                                           250,000            258,125
Manitowoc Co., Inc.
  7.125% 11/01/2013                                            65,000             69,713
MarkWest
  Energy Partners,
  LP / MarkWest Energy
  Finance Corp.+
  6.875% 11/01/2014                                           150,000            153,000
Marriott International,
  Inc. Series E
  7.000% 01/15/2008                                           650,000            710,427
Masco Corp.
  6.750% 03/15/2006                                           155,000            163,490
The May Department
  Stores Co.+
  3.950% 07/15/2007                                           260,000            262,683
MCI, Inc.
  5.908% 05/01/2007                                            15,000             14,962
MCI, Inc.
  6.688% 05/01/2009                                            15,000             14,794
MCI, Inc.
  7.735% 05/01/2014                                           214,000            206,243
Mediacom
  LLC/Mediacom
  Capital Corp.
  8.500% 04/15/2008                                           350,000            359,625
Merrill Lynch & Co., Inc.
  4.125% 01/15/2009                                           775,000            785,627
MGM Mirage+
  6.000% 10/01/2009                                           235,000            243,225
MGM Mirage+
  6.750% 09/01/2012                                  $        530,000   $        561,800
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                           640,000            632,867
Miller (Herman), Inc.
  7.125% 03/15/2011                                           525,000            593,782
Millipore Corp.
  7.500% 04/01/2007                                           500,000            533,789
Mohawk Industries,
  Inc. Series D
  7.200% 04/15/2012                                           290,000            335,899
Mohegan Tribal
  Gaming Authority
  6.375% 07/15/2009                                           350,000            366,625
Monongahela
  Power Co.+
  6.700% 06/15/2014                                           275,000            301,977
Mrs Fields Famous
  Brands LLC/Mrs Fields
  Financing Co., Inc.
  11.500% 03/15/2011                                          250,000            248,750
MSX International, Inc.
  11.000% 10/15/2007                                          100,000            101,000
National Rural
  Utilities Cooperative
  Finance Corp.
  8.000% 03/01/2032                                            90,000            117,347
National Wine And
  Spirits, Inc.
  10.125% 01/15/2009                                          400,000            378,000
Navistar
  International Corp.
  7.500% 06/15/2011                                           445,000            480,600
New ASAT Finance
  Limited+
  9.250% 02/01/2011                                           100,000             87,500
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                            75,000             73,386
Nextel
  Communications, Inc.
  7.375% 08/01/2015                                           200,000            222,000
Nextel Partners, Inc.
  11.000% 03/15/2010                                          150,000            167,250
Niagara Mohawk
  Power Corp. Series G
  7.750% 10/01/2008                                           150,000            171,104
Nisource Finance Corp.
  3.200% 11/01/2006                                           135,000            134,817
Norfolk Southern Corp.
  6.000% 04/30/2008                                           375,000            405,795
Norfolk Southern Corp.
  7.250% 02/15/2031                                           840,000            993,829
North American Energy
  Partners, Inc.
  8.750% 12/01/2011                                  $        125,000   $        120,937
Northwest Airlines Corp.
  7.875% 03/15/2008                                           250,000            167,500
Northwestern Corp.+
  5.875% 11/01/2014                                            70,000             72,187
Nova Chemicals Corp.
  6.500% 01/15/2012                                            50,000             52,625
Nova Chemicals Corp.
  7.000% 05/15/2006                                           200,000            210,000
NRG Energy, Inc.+
  8.000% 12/15/2013                                           300,000            330,375
OED Corp./
  DIAMOND JO LLC+
  8.750% 04/15/2012                                           400,000            376,000
OM Group, Inc.
  9.250% 12/15/2011                                           200,000            209,250
Pacific Energy Partners
  LP/Pacific Energy
  Finance Corp.+
  7.125% 06/15/2014                                           275,000            298,375
Pacific Gas & Electric Co.
  6.050% 03/01/2034                                           350,000            360,475
Packaging Corp.
  of America
  5.750% 08/01/2013                                           175,000            180,933
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                            80,000             88,000
Park Place
  Entertainment Corp.
  8.875% 09/15/2008                                           100,000            115,125
Petroleos
  Mexicanos Series P
  9.500% 09/15/2027                                           125,000            154,687
Piedmont Natural
  Gas Co. Series E
  6.000% 12/19/2033                                           175,000            183,100
Pilgrims Pride Corp.
  9.625% 09/15/2011                                            80,000             89,900
Pinnacle Foods
  Holding Corp.+
  8.250% 12/01/2013                                           100,000             94,500
Plains All American
  Pipeline Co.
  5.625% 12/15/2013                                           335,000            348,915
Pliant Corp.
  11.125% 09/01/2009                                          150,000            161,250
Precision Castparts Corp.
  5.600% 12/15/2013                                           875,000            901,381
Precision Castparts Corp.
  8.750% 03/15/2005                                           100,000            102,116

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Premcor Refining Group
  (The), Inc.
  6.750% 05/01/2014                                  $        420,000   $        443,100
Primedia, Inc.+
  7.665% 05/15/2010                                           200,000            207,500
Procter & Gamble Co.
  5.500% 02/01/2034                                           330,000            336,263
PSEG Energy
  Holdings, Inc.
  8.625% 02/15/2008                                           150,000            165,750
PSEG Power LLC
  5.500% 12/01/2015                                           200,000            201,161
Quintiles
  Transnational Corp.
  10.000% 10/01/2013                                          350,000            381,500
Qwest Capital
  Funding, Inc.
  7.000% 08/03/2009                                           250,000            238,125
Qwest Communications
  International, Inc.+
  7.250% 02/15/2011                                           150,000            148,875
Qwest Corp.+
  8.875% 03/15/2012                                            70,000             78,925
Rayovac Corp.
  8.500% 10/01/2013                                            50,000             54,875
Raytheon Co.
  6.500% 07/15/2005                                           250,000            256,565
Rent-A-Center, Inc.
  7.500% 05/01/2010                                           150,000            155,437
Rent-Way, Inc.
  11.875% 06/15/2010                                          175,000            195,125
Rhodia SA
  10.250% 06/01/2010                                          200,000            217,000
Rogers Cable, Inc.
  5.500% 03/15/2014                                           275,000            257,125
Rogers Wireless
  Communications, Inc.
  6.375% 03/01/2014                                           200,000            191,000
Ryder System, Inc.
  6.600% 11/15/2005                                           500,000            518,619
Sea Containers Limited
  10.500% 05/15/2012                                          200,000            206,250
Servicemaster Co.
  8.450% 04/15/2005                                            61,000             61,985
Ship Finance
  International Limited
  8.500% 12/15/2013                                           600,000            609,000
Simon Property
  Group LP
  6.875% 11/15/2006                                           175,000            187,515
Simon Property
  Group LP
  7.375% 01/20/2006                                           100,000            105,001
SLM Corp.
  5.625% 08/01/2033                                  $        325,000   $        319,956
Smithfield Foods, Inc.+
  7.000% 08/01/2011                                           415,000            444,050
Smithfield Foods, Inc.
  Series B
  7.750% 05/15/2013                                           200,000            221,000
Sonat, Inc.
  7.625% 07/15/2011                                           225,000            230,062
Sony Capital Corp.+
  4.950% 11/01/2006                                            75,000             77,838
Special Devices, Inc.
  Series B
  11.375% 12/15/2008                                          800,000            792,000
Sprint Capital Corp.
  6.900% 05/01/2019                                           500,000            559,755
Sprint Capital Corp.
  7.900% 03/15/2005                                           125,000            127,474
SPX Corp.
  6.250% 06/15/2011                                           125,000            127,500
Stanadyne Corp.+
  10.000% 08/15/2014                                          250,000            262,500
Starwood
  Hotels & Resorts
  Worldwide, Inc.
  7.875% 05/01/2012                                           405,000            474,863
Station Casinos, Inc.
  6.500% 02/01/2014                                           350,000            369,250
Steelcase, Inc.
  6.375% 11/15/2006                                           930,000            967,189
SuperValu, Inc.
  7.500% 05/15/2012                                           100,000            116,576
SuperValu, Inc.
  7.875% 08/01/2009                                           250,000            289,765
Tampa Electric Co.
  5.375% 08/15/2007                                           565,000            591,761
TD Funding Corp.
  8.375% 07/15/2011                                            75,000             80,625
Tekni-Plex,
  Inc. Series B
  12.750% 06/15/2010                                          710,000            532,500
Telecom Italia
  Capital SA+
  6.000% 09/30/2034                                           300,000            294,865
Telex
  Communications, Inc.
  11.500% 10/15/2008                                          375,000            408,750
Tenet Healthcare Corp.
  7.375% 02/01/2013                                           300,000            283,500
Tenneco Automotive Inc.
  10.250% 07/15/2013                                          125,000            145,625
Tenneco Automotive, Inc.
  11.625% 10/15/2009                                          400,000            425,000
Textron Financial
  Corp. Series E
  2.690% 10/03/2006                                  $        155,000   $        154,069
The Williams Cos.,
  Inc. Series A
  7.500% 01/15/2031                                           150,000            153,750
Thomas & Betts Corp.
  6.500% 01/15/2006                                           185,000            191,984
The Thomson Corp.
  6.200% 01/05/2012                                            70,000             77,541
Time Warner, Inc.
  6.750% 04/15/2011                                           920,000          1,035,348
Timken Co.
  5.750% 02/15/2010                                           645,000            665,757
Timken Co. Series A
  6.750% 08/21/2006                                           502,000            523,240
Toro Co.
  7.800% 06/15/2027                                           640,000            727,853
Toyota Motor
  Credit Corp.
  4.350% 12/15/2010                                           500,000            512,927
TransAlta Corp.
  5.750% 12/15/2013                                         1,000,000          1,043,967
Tricon Global
  Restaurants, Inc.
  8.875% 04/15/2011                                           250,000            312,023
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class A+
  6.040% 01/31/2018                                           150,000            158,356
Tri-State Generation &
  Transmission
  Association
  Series 2003, Class B+
  7.144% 07/31/2033                                           290,000            325,734
TTX Co.+
  4.500% 12/15/2010                                         1,000,000            985,092
Tyco International
  Group SA
  6.000% 11/15/2013                                           500,000            546,233
Tyco International
  Group SA
  6.375% 10/15/2011                                            30,000             33,395
Tyco International
  Group SA
  6.875% 01/15/2029                                           110,000            124,952
Unisys Corp.
  7.875% 04/01/2008                                           125,000            128,281
United Rentals
  North America, Inc.
  7.000% 02/15/2014                                           500,000            461,250

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
United Rentals
  North America, Inc.
  7.750% 11/15/2013                                  $        300,000   $        290,250
Universal Health
  Services, Inc.
  6.750% 11/15/2011                                           165,000            182,493
USA Interactive
  7.000% 01/15/2013                                           800,000            884,934
Utilicorp., Inc.
  9.950% 02/01/2011                                           175,000            196,875
Verizon Global
  Funding Corp.
  4.375% 06/01/2013                                           900,000            882,689
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                           175,000            214,702
Verizon Virginia, Inc.
  Series A
  4.625% 03/15/2013                                           610,000            601,897
VICORP Restaurants, Inc.
  10.500% 04/15/2011                                          350,000            350,000
Vought Aircraft
  Industries, Inc.
  8.000% 07/15/2011                                           225,000            219,375
The Walt Disney Co.
  6.750% 03/30/2006                                           150,000            158,018
Warner Music Group+
  7.375% 04/15/2014                                           150,000            154,125
Washington Mutual, Inc.
  2.400% 11/03/2005                                           450,000            448,787
Weingarten Realty
  Investors REIT
  Series A
  4.857% 01/15/2014                                           720,000            715,691
Westinghouse
  Air Brake Co.
  6.875% 07/31/2013                                           100,000            104,250
Weyerhaeuser Co.
  5.500% 03/15/2005                                            97,000             98,013
The Williams
  Companies, Inc.
  8.125% 03/15/2012                                           150,000            176,250
Williams Gas Pipelines
  Central, Inc.+
  7.375% 11/15/2006                                            70,000             75,250
Williams Scotsman, Inc.
  9.875% 06/01/2007                                           350,000            336,000
The Wornick Co.+
  10.875% 07/15/2011                                          200,000            216,000
WPP Finance
  (USA) Corp.
  6.625% 07/15/2005                                           135,000            136,654
XTO Energy, Inc.
  4.900% 02/01/2014                                           375,000            376,356
XTO Energy, Inc.
  6.250% 04/15/2013                                  $        125,000   $        138,105
York International Corp.
  6.700% 06/01/2008                                           365,000            397,285
                                                                        ----------------

TOTAL CORPORATE DEBT
(COST $106,272,794)                                                          109,088,579
                                                                        ----------------

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 6.5%

COLLATERALIZED MORTGAGE OBLIGATIONS
ABN AMRO Mortgage
  Corp. Series 2003-12,
  Class 1A
  5.000% 12/25/2033                                           892,408            879,365
AES Eastern Energy LP
  Series 1999-1, Class A
  9.000% 01/02/2017                                           324,856            365,463
Countrywide Home
  Loans, Inc.
  Series 2003-42,
  Class 1A1
  3.762% 09/25/2033                                           508,837            508,634
Countrywide Home
  Loans, Inc.
  Series 2004-23,
  Class 1A1
  4.334% 02/25/2034                                           475,645            478,273
CS First Boston
  Mortgage Securities
  Corp. Series 2003-7,
  Class 1A24
  4.500% 02/25/2033                                           651,872            652,314
CS First Boston Mortgage
  Securities Corp.
  Series 2004-C1,
  Class A1
  2.254% 01/15/2037                                           591,164            582,132
First Nationwide Trust
  Series 2001-5,
  Class A1
  6.750% 10/21/2031                                           660,522            668,900
GE Capital Commercial
  Mortgage Corp.
  Series 2002-1A,
  Class A1
  5.033% 12/10/2035                                           218,747            224,638
GMAC Mortgage Corp.
  Loan Trust
  Series 2001-J5,
  Class A7
  6.750% 11/25/2031                                            48,057             48,003
GSR Mortgage Loan
  Trust Series 2004-9
  4.712% 08/25/2034                                         1,042,705          1,059,574
IndyMac Bancorp, Inc.
  Mortgage Loan Trust
  Series 2004-AR4,
  Class 1A
  4.811% 08/25/2034                                  $      1,573,096   $      1,597,574
MASTR Asset
  Securitization Trust
  Series 2002-6,
  Class 6A1
  6.500% 10/25/2032                                            35,501             36,032
MASTR Asset
  Securitization Trust
  Series 2003-12,
  Class 6A1
  5.000% 12/25/2033                                         1,378,930          1,358,905
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2003-A4,
  Class IA
  4.292% 07/25/2033                                           449,784            452,056
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2004-A1,
  Class IA
  4.154% 02/25/2034                                           243,580            245,353
Morgan Stanley Mortgage
  Loan Trust
  Series 2004-2AR,
  Class 1A
  5.214% 02/25/2034                                           113,519            115,997
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1+
  5.323% 02/18/2034                                            34,067             34,244
Structured Adjustable
  Rate Mortgage Loan
  Trust Series 2004-2,
  Class 2A
  5.074% 03/25/2034                                           946,563            962,246
Structured Asset
  Securities Corp.
  Series 2002-11A,
  Class 2A1
  5.600% 06/25/2032                                           399,507            406,482
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                           329,997            332,224
Vendee Mortgage
  Trust Series 1992-1,
  Class 2Z
  7.750% 05/15/2022                                            83,249             88,589

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------
Washington Mutual MSC
  Mortgage Pass-Through
  Certificates
  Series 2004-RA1,
  Class 2A
  7.000% 03/25/2034                                  $        964,128   $        996,250
Washington Mutual MSC
  Mortgage Pass-Through
  Certificates,
  Series 2004-RA4,
  Class 2A
  6.500% 08/25/2034                                           450,000            464,555
Washington Mutual, Inc.
  Series 2003-S11,
  Class A1
  5.000% 11/25/2033                                         1,141,342          1,124,679
Washington Mutual, Inc.
  Series 2004-AR2,
  Class A
  2.923% 04/25/2044                                         1,382,018          1,393,281
Wells Fargo Mortgage
  Backed Securities
  Trust Series 2004-P,
  Class 2A1
  4.300% 09/25/2034                                         1,461,976          1,463,375
                                                                        ----------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $16,567,025)                                                            16,539,138
                                                                        ----------------

SOVEREIGN DEBT OBLIGATIONS -- 0.4%
Chile Government
  International Bond
  5.500% 01/15/2013                                           100,000            104,640
Republic of South Africa
  6.500% 06/02/2014                                           500,000            543,125
United Mexican States
  8.375% 01/14/2011                                           375,000            442,500
                                                                        ----------------

TOTAL SOVEREIGN DEBT
OBLIGATIONS
(COST $1,013,743)                                                              1,090,265
                                                                        ----------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 17.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 3.2%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
FHLMC Series 2178,
  Class PB
  7.000% 08/15/2029                                           250,000            264,139
                                                                        ----------------
PASS-THROUGH SECURITIES -- 3.1%
FHLMC
  4.250% 07/15/2009                                         1,125,000          1,157,437
FHLMC
  5.500% 06/01/2017-
          11/01/2031                                 $        339,057   $        348,892
FHLMC
  6.000% 04/01/2017-
          02/01/2018                                          102,714            107,955
FHLMC
  6.625% 09/15/2009                                         5,300,000          6,004,896
FHLMC
  7.000% 09/01/2031                                            30,587             32,555
FHLMC
  7.500% 09/01/2024-
          02/01/2030                                          165,483            178,371
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                  7,830,106
                                                                        ----------------

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                            8,094,245
                                                                        ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 1.2%
PASS-THROUGH SECURITIES
FNMA
  4.500% 09/01/2018                                           145,078            145,650
FNMA
  5.000% 03/01/2018-
          09/01/2033                                        2,011,170          2,020,990
FNMA
  5.500% 03/01/2017-
          02/01/2018                                          490,982            509,675
FNMA
  6.420% 11/01/2008                                           208,808            228,376
FNMA
  6.500% 07/01/2016                                            47,965             50,978
FNMA
  7.500% 04/01/2031-
          06/01/2031                                          101,521            108,929
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                  3,064,598
                                                                        ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 12.8%
PASS-THROUGH SECURITIES
GNMA
  5.000% 05/15/2033-
          06/15/2034                                       15,285,393         15,387,148
GNMA
  5.500% 06/15/2033-
          09/15/2034                                       15,474,542         15,882,732
GNMA
  6.000% 03/15/2033                                           368,289            383,797
GNMA
  6.500% 03/15/2031-
          09/15/2032                                          501,867            532,675
GNMA
  7.000% 10/15/2027-
          08/15/2032                                 $        324,367   $        347,815
GNMA
  8.000% 08/15/2026-
          03/15/2027                                           65,187             71,897
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                 32,606,064
                                                                        ----------------
OTHER AGENCIES -- 0.0%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                            97,478             99,133
                                                                        ----------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $43,579,604)                                                            43,864,040
                                                                        ----------------

U.S. TREASURY OBLIGATIONS -- 24.7%
U.S. TREASURY BONDS -- 4.3%
U.S. Treasury Bond
  6.125% 08/15/2029                                         7,535,000          8,897,186
U.S. Treasury Bond
  7.125% 02/15/2023                                         1,500,000          1,932,891
                                                                        ----------------

TOTAL U.S. TREASURY BONDS                                                     10,830,077
                                                                        ----------------

U.S. TREASURY NOTES -- 20.4%
U.S. Treasury
  Inflation Index
  3.875% 01/15/2009                                         1,155,430          1,311,233
U.S. Treasury Note
  1.875% 11/30/2005                                        10,000,000          9,959,375
U.S. Treasury Note
  2.000% 05/15/2006                                         3,250,000          3,231,719
U.S. Treasury Note
  3.375% 11/15/2008                                        19,280,000         19,487,862
U.S. Treasury Note
  4.000% 02/15/2014                                         4,660,000          4,661,456
U.S. Treasury Note
  4.375% 05/15/2007                                         6,000,000          6,244,687
U.S. Treasury Note
  5.000% 08/15/2011                                         6,545,000          7,069,622
                                                                        ----------------

TOTAL U.S. TREASURY NOTES                                                     51,965,954
                                                                        ----------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $61,996,062)                                                            62,796,031
                                                                        ----------------

TOTAL BONDS & NOTES
(COST $232,184,998)                                                          236,140,372
                                                                        ----------------

TOTAL LONG TERM INVESTMENTS
(COST $232,335,637)                                                          236,209,883
                                                                        ----------------

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT              VALUE
                                                     ----------------   ----------------

SHORT-TERM INVESTMENTS -- 6.7%

COMMERCIAL PAPER
Albertson's, Inc.+
  1.810% 11/01/2004                                  $      2,705,000   $      2,704,728
ConocoPhillips Co.+
  1.850% 11/02/2004                                         3,235,000          3,234,501
CVS Corp.+
  1.830% 11/03/2004                                         2,500,000          2,499,492
Elsevier Finance SA+
  1.830% 11/04/2004                                         5,195,000          5,193,680
The Walt Disney Co.
  1.920% 11/18/2004                                         3,490,000          3,486,463
                                                                        ----------------
                                                                              17,118,864
                                                                        ----------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                           17,118,864
                                                                        ----------------

TOTAL INVESTMENTS -- 99.5%
(COST $249,454,501)**                                                        253,328,747

OTHER ASSETS/
(LIABILITIES) -- 0.5%                                                          1,313,973
                                                                        ----------------

NET ASSETS -- 100.0%                                                    $    254,642,720
                                                                        ================

NOTES TO PORTFOLIO OF INVESTMENTS
REIT - Real Estate Investment Trust
*    Non-income producing security.
**   See Note 7 for aggregate cost for Federal tax purposes.
+ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $29,107,410 or 11.4% of net assets.
++   Security is currently in default.
+++ This security is valued in good faith under procedures established by the board of directors.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2004

                                                         NUMBER OF           MARKET
                                                          SHARES              VALUE
                                                     ----------------   ----------------
EQUITIES -- 60.8%

ADVERTISING -- 0.1%
Omnicom Group, Inc.                                             2,000   $        157,800
                                                                        ----------------
AEROSPACE & DEFENSE -- 1.8%
Boeing Co.                                                     25,400          1,267,460
General Dynamics Corp.                                          6,200            633,144
Goodrich Corp.                                                 10,600            326,798
Honeywell
  International, Inc.                                          13,200            444,576
Lockheed Martin Corp.                                           6,900            380,121
Northrop Grumman Corp.                                          8,600            445,050
Raytheon Co.                                                   14,100            514,368
Rockwell Collins, Inc.                                          2,800             99,316
United Technologies Corp.                                       7,900            733,278
                                                                        ----------------
                                                                               4,844,111
                                                                        ----------------
APPAREL, TEXTILES & SHOES -- 0.7%
Coach, Inc.*                                                    1,900             88,597
The Gap, Inc.+                                                 17,800            355,644
Jones Apparel Group, Inc.                                       2,200             77,660
Limited Brands                                                 18,600            460,908
Liz Claiborne, Inc.                                             1,800             73,584
Nike, Inc. Cl. B                                                4,300            349,633
Nordstrom, Inc.                                                 2,800            120,904
Reebok International
  Limited+                                                      1,100             40,700
VF Corp.+                                                       4,800            258,384
                                                                        ----------------
                                                                               1,826,014
                                                                        ----------------
AUTOMOTIVE & PARTS -- 0.6%
Cooper Tire & Rubber Co.+                                       1,000             19,480
Dana Corp.                                                      2,400             35,784
Ford Motor Co.+                                                55,600            724,468
General Motors Corp.                                              100              3,855
Genuine Parts Co.                                               4,300            171,527
The Goodyear Tire &
  Rubber Co.* +                                                37,500            378,000
Harley-Davidson, Inc.                                           3,600            207,252
Paccar, Inc.                                                    2,675            185,404
                                                                        ----------------
                                                                               1,725,770
                                                                        ----------------
BANKING, SAVINGS & LOANS -- 7.9%
AmSouth Bancorporation                                          5,300            139,867
Bank of America Corp.                                          76,000          3,404,040
Bank of New York
  Co., Inc.+                                                   12,300            399,258
BB&T Corp.+                                                     8,400            345,324
Citigroup, Inc.                                                96,300          4,272,831
Comerica, Inc.                                                  6,100            375,211
Fannie Mae                                                     14,700          1,031,205
Fifth Third Bancorp                                             8,900            437,791
First Horizon
  National Corp.                                                2,200   $         95,216
Freddie Mac                                                    10,800            719,280
Golden West
  Financial Corp.                                               2,400            280,608
JP Morgan Chase & Co.                                          59,800          2,308,280
KeyCorp+                                                       13,000            436,670
M&T Bank Corp.                                                  1,900            195,700
Marshall and Ilsley Corp.+                                      3,500            146,895
Mellon Financial Corp.                                          7,000            202,300
National City Corp.                                            22,900            892,413
North Fork
  Bancorporation, Inc.                                          4,900            216,090
Northern Trust Corp.                                            2,100             89,334
Providian Financial Corp.*                                     21,400            332,770
Regions Financial Corp.                                         6,966            244,367
SLM Corp.                                                       6,800            307,768
SouthTrust Corp.                                                5,200            226,564
Sovereign Bancorp, Inc.                                         5,800            125,570
State Street Corp.                                                100              4,505
SunTrust Banks, Inc.                                            8,500            598,230
Synovus Financial Corp.                                         3,100             84,289
U.S. Bancorp                                                   28,400            812,524
Wachovia Corp.                                                 19,800            974,358
Washington Mutual, Inc.                                        13,200            510,972
Wells Fargo & Co.                                              26,500          1,582,580
Zions Bancorp                                                     900             59,553
                                                                        ----------------
                                                                              21,852,363
                                                                        ----------------
BEVERAGES -- 1.0%
Anheuser-Busch
  Companies, Inc.                                                   1                 50
Brown-Forman Corp. Cl. B                                        2,000             89,800
The Coca-Cola Co.                                              23,400            951,444
Coca-Cola Enterprises, Inc.                                     4,700             98,277
Coors (Adolph) Co. Cl. B+                                         600             40,020
The Pepsi Bottling
  Group, Inc.                                                  10,300            288,812
PepsiCo, Inc.                                                  28,400          1,408,072
                                                                        ----------------
                                                                               2,876,475
                                                                        ----------------
BROADCASTING, PUBLISHING & PRINTING -- 1.4%
Clear Channel
  Communications, Inc.                                          6,800            227,120
Comcast Corp. Cl. A*                                           18,200            536,900
Dow Jones & Co., Inc.                                           1,500             66,375
Gannett Co., Inc.                                               2,900            240,555
Knight Ridder, Inc.                                             2,300            157,619
The McGraw-Hill
  Companies, Inc.+                                              4,000            345,000
Meredith Corp.                                                  3,100            151,900
New York Times Co. Cl. A+                                       2,500            100,125
Time Warner, Inc.*                                             85,100   $      1,416,064
Univision Communications,
  Inc. Cl. A*                                                   5,700            176,472
Viacom, Inc. Cl. B+                                            15,100            550,999
                                                                        ----------------
                                                                               3,969,129
                                                                        ----------------
BUILDING MATERIALS & CONSTRUCTION -- 0.3%
Louisiana-Pacific Corp.+                                        7,200            176,472
Masco Corp.                                                    15,800            541,308
Vulcan Materials Co.                                            1,300             64,714
                                                                        ----------------
                                                                                 782,494
                                                                        ----------------
CHEMICALS -- 0.7%
Air Products &
  Chemicals, Inc.                                               3,900            207,402
Ashland, Inc.                                                   1,200             69,144
Dow Chemical Co.                                               15,500            696,570
Du Pont (E.I.) de
  Nemours & Co.                                                   200              8,574
Eastman Chemical Co.+                                           1,300             61,711
Engelhard Corp.                                                 1,500             42,450
International Flavors &
  Fragrances, Inc.                                              1,600             62,480
Monsanto Co.                                                    4,600            196,650
PPG Industries, Inc.                                            6,000            382,500
Rohm & Haas Co.                                                 8,000            339,120
                                                                        ----------------
                                                                               2,066,601
                                                                        ----------------
COMMERCIAL SERVICES -- 1.0%
Apollo Group, Inc. Cl. A*                                       3,000            198,000
Block (H&R), Inc.+                                              3,200            152,160
Cendant Corp.                                                  12,000            247,080
Cintas Corp.                                                    1,700             73,338
Convergys Corp.*                                                2,400             31,224
Donnelley (R.R.) &
  Sons Co.                                                      1,300             40,885
eBay, Inc.*                                                    12,300          1,200,603
Ecolab, Inc.                                                    2,500             84,625
Equifax, Inc.                                                   2,900             75,835
Moody's Corp.                                                   3,200            248,992
Paychex, Inc.                                                   3,400            111,500
PerkinElmer, Inc.                                               2,300             47,242
Quest Diagnostics, Inc.                                         1,500            131,310
Robert Half
  International, Inc.+                                          1,800             47,754
Ryder System, Inc.+                                             1,000             50,100
                                                                        ----------------
                                                                               2,740,648
                                                                        ----------------
COMMUNICATIONS -- 1.3%
Avaya, Inc.*                                                    7,600            109,440
Citizens
  Communications Co.                                           23,200            310,880
Lucent
  Technologies, Inc.* +                                        72,300            256,665

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF           MARKET
                                                          SHARES              VALUE
                                                     ----------------   ----------------
Network Appliance, Inc.* +                                      6,100   $        149,267
Nextel Communications,
  Inc. Cl. A*                                                   5,000            132,450
Qualcomm, Inc.                                                 26,600          1,112,146
SBC Communications, Inc.                                       51,200          1,293,312
Scientific-Atlanta, Inc.                                        4,100            112,299
Tellabs, Inc.*                                                  7,000             56,000
                                                                        ----------------
                                                                               3,532,459
                                                                        ----------------
COMMUNICATIONS EQUIPMENT -- 0.5%
Motorola, Inc.                                                 73,700          1,272,062
                                                                        ----------------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.5%
Autodesk, Inc.                                                  5,300            279,575
Computer Sciences Corp.*                                        3,200            158,944
Parametric
  Technology Corp.*                                            33,000            171,270
Sun Microsystems, Inc.*                                       146,700            664,551
Unisys Corp.*                                                   3,300             35,046
                                                                        ----------------
                                                                               1,309,386
                                                                        ----------------
COMPUTERS & INFORMATION -- 2.9%
Apple Computer, Inc.*                                           6,300            330,939
Cisco Systems, Inc.* +                                        113,800          2,186,098
Comverse
  Technology, Inc.*                                             2,700             55,728
Dell, Inc.*                                                    40,800          1,430,448
EMC Corp.*                                                     39,300            505,791
Gateway, Inc.*                                                  5,800             33,930
International Business
  Machines Corp.                                               31,500          2,827,125
International
  Game Technology                                               3,900            128,856
Jabil Circuit, Inc.*                                            3,500             85,085
Lexmark
  International, Inc.*                                          2,300            191,153
Solectron Corp.*                                                9,700             50,634
Symbol Technologies, Inc.                                       3,500             51,415
                                                                        ----------------
                                                                               7,877,202
                                                                        ----------------
COMPUTERS & OFFICE EQUIPMENT -- 0.5%
Electronic Data
  Systems Corp.                                                 8,100            172,287
Hewlett-Packard Co.                                            31,000            578,460
Pitney Bowes, Inc.                                              3,800            166,250
Xerox Corp.* +                                                 22,800            336,756
                                                                        ----------------
                                                                               1,253,753
                                                                        ----------------
CONTAINERS -- 0.2%
Ball Corp.                                                      2,400             95,640
Bemis Co., Inc.                                                 2,300             60,881
Pactiv Corp.*                                                   2,700             63,963
Sealed Air Corp.*                                               1,400             69,356
Temple-Inland, Inc.                                             5,500            325,160
                                                                        ----------------
                                                                                 615,000
                                                                        ----------------
COSMETICS & PERSONAL CARE -- 1.4%
Alberto-Culver Co.                                              1,800   $         80,748
The Gillette Co.                                               16,900            701,012
Kimberly-Clark Corp.                                            8,600            513,162
The Procter & Gamble Co.                                       50,300          2,574,354
                                                                        ----------------
                                                                               3,869,276
                                                                        ----------------
DATA PROCESSING & PREPARATION -- 0.7%
Affiliated Computer
  Services, Inc. Cl. A*                                         2,200            120,010
Automatic Data
  Processing, Inc.                                              9,900            429,561
Deluxe Corp.+                                                   5,600            213,304
First Data Corp.                                               14,000            577,920
Fiserv, Inc.*                                                   1,800             63,972
IMS Health, Inc.                                                4,000             84,720
NCR Corp.*                                                      5,800            326,830
                                                                        ----------------
                                                                               1,816,317
                                                                        ----------------
ELECTRIC UTILITIES -- 1.6%
Ameren Corp.+                                                   2,500            120,000
American Electric
  Power Co.                                                     3,600            118,548
CenterPoint Energy, Inc.+                                       4,900             51,499
Cinergy Corp.+                                                  2,300             90,896
CMS Energy Corp.* +                                             2,900             27,144
Consolidated Edison, Inc.+                                      3,100            134,695
Constellation Energy
  Group, Inc.                                                   2,300             93,426
Dominion Resources, Inc.                                        5,300            340,896
DTE Energy Co.                                                  2,300             98,233
Duke Energy Corp.+                                             22,300            547,019
Edison International                                            4,600            140,300
Entergy Corp.                                                   3,600            235,296
Exelon Corp.+                                                  10,600            419,972
FirstEnergy Corp.                                               5,300            219,049
FPL Group, Inc.+                                                2,700            186,030
NiSource, Inc.+                                                 3,400             72,930
PG&E Corp.*                                                     5,200            166,608
Pinnacle West Capital Corp.                                     1,000             42,620
PPL Corp.                                                       4,200            218,400
Progress Energy, Inc.                                           3,500            144,550
Public Service
  Enterprise Group, Inc.+                                       3,100            132,029
Southern Co.+                                                  11,800            372,762
Teco Energy, Inc.+                                              2,900             40,600
TXU Corp.                                                       4,800            293,856
                                                                        ----------------
                                                                               4,307,358
                                                                        ----------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 3.6%
Altera Corp.*                                                   6,100            138,653
Analog Devices, Inc.                                            2,400             96,624
Broadcom Corp. Cl. A* +                                           400             10,820
Emerson Electric Co.                                           13,500            864,675
General Electric Co.                                          145,600   $      4,967,872
Intel Corp.                                                   108,100          2,406,306
Kla-Tencor Corp.* +                                             3,200            145,696
Linear Technology Corp.                                         5,100            193,188
Maxim Integrated
  Products, Inc.                                                3,500            153,965
Micron Technology, Inc.* +                                        600              7,308
National
  Semiconductor Corp.*                                            200              3,340
Qlogic Corp.*                                                   1,600             52,000
Rockwell Automation, Inc.                                       7,500            312,675
Texas Instruments, Inc.                                        21,700            530,565
Xilinx, Inc.                                                    1,500             45,900
                                                                        ----------------
                                                                               9,929,587
                                                                        ----------------
ENERGY -- 4.9%
Amerada Hess Corp.                                              1,500            121,065
Anadarko Petroleum Corp.                                        3,900            263,055
Apache Corp.                                                    5,000            253,500
BJ Services Co.+                                                3,800            193,800
Burlington Resources, Inc.                                      6,100            253,150
ChevronTexaco Corp.                                            40,900          2,170,154
ConocoPhillips                                                 10,700            902,117
Devon Energy Corp.                                              3,700            273,689
Dynegy, Inc. Cl. A* +                                          31,200            153,816
El Paso Corp.                                                  43,200            386,208
EOG Resources, Inc.                                             1,700            113,152
Exxon Mobil Corp.                                             105,300          5,182,866
Halliburton Co.+                                                9,800            362,992
Kerr-McGee Corp.                                                3,800            225,036
KeySpan Corp.                                                   3,900            155,805
Kinder Morgan, Inc.                                             2,900            186,673
Marathon Oil Corp.                                              5,300            201,983
Nabors Industries Limited*                                      3,300            162,096
Nicor, Inc.+                                                    3,800            142,576
Noble Corp.*                                                    3,000            137,040
Occidental
  Petroleum Corp.                                               9,900            552,717
Peoples Energy Corp.                                              700             29,946
Rowan Companies, Inc.*                                          2,400             61,272
Sempra Energy                                                   5,000            167,700
Sunoco, Inc.                                                    1,200             89,232
Transocean, Inc.*                                               4,400            155,100
Unocal Corp.                                                    3,900            162,825
Valero Energy Corp.                                             6,600            283,602
The Williams
  Companies, Inc.                                              12,300            153,873
Xcel Energy, Inc.                                               5,100             87,210
                                                                        ----------------
                                                                              13,584,250
                                                                        ----------------
ENTERTAINMENT & LEISURE -- 0.4%
Brunswick Corp.                                                 1,000             46,920
Harrah's Entertainment, Inc.+                                   2,100            122,892
The Walt Disney Co.                                            36,900            930,618
                                                                        ----------------
                                                                               1,100,430
                                                                        ----------------

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF           MARKET
                                                          SHARES              VALUE
                                                     ----------------   ----------------
FINANCIAL SERVICES -- 2.2%
American Express Co.                                           12,700   $        673,989
Bear Stearns
  Companies, Inc.                                               2,500            236,875
CIT Group, Inc.                                                 3,300            133,320
Countrywide
  Financial Corp.+                                              8,598            274,534
E Trade Financial Corp.*                                        3,400             43,860
Federated Investors,
  Inc. Cl. B                                                    1,800             52,182
Franklin Resources, Inc.                                        4,000            242,480
The Goldman Sachs
  Group, Inc.                                                  13,800          1,357,644
Huntington
  Bancshares, Inc.+                                             3,600             86,220
Janus Capital Group, Inc.                                       4,000             61,000
Lehman Brothers
  Holdings, Inc.                                                7,200            591,480
MBNA Corp.                                                     19,300            494,659
Merrill Lynch & Co., Inc.                                      14,200            765,948
Morgan Stanley                                                 10,200            521,118
PNC Financial Services
  Group, Inc.                                                   4,400            230,120
Price (T. Rowe)
  Group, Inc.                                                     100              5,577
ProLogis Trust                                                  3,000            116,940
The Schwab
  (Charles) Corp.                                               5,800             53,070
Simon Property
  Group, Inc.                                                   3,500            204,120
                                                                        ----------------
                                                                               6,145,136
                                                                        ----------------
FOODS -- 0.8%
Archer-Daniels-
  Midland Co.                                                  11,300            218,881
ConAgra Foods, Inc.                                             5,600            147,840
Heinz (H. J.) Co.                                               5,900            214,465
Hershey Foods Corp.                                             4,300            217,967
Kellogg Co.                                                     6,600            283,800
The Kroger Co.*                                                 8,600            129,946
McCormick & Co., Inc.                                           2,400             85,032
Safeway, Inc.*                                                  8,000            145,920
Sara Lee Corp.+                                                12,900            300,312
SuperValu, Inc.+                                               10,400            306,696
Wrigley (Wm.) Jr. Co.                                           3,800            248,520
                                                                        ----------------
                                                                               2,299,379
                                                                        ----------------
FOREST PRODUCTS & PAPER -- 0.4%
Georgia-Pacific Corp.                                          10,200            352,818
International Paper Co.                                           100              3,851
MeadWestvaco Corp.                                              3,400            107,202
Plum Creek
  Timber Co., Inc.                                              6,700            243,143
Weyerhaeuser Co.                                                4,700            294,408
                                                                        ----------------
                                                                               1,001,422
                                                                        ----------------
HEALTHCARE -- 0.5%
Caremark Rx, Inc.*                                              7,800   $        233,766
Express Scripts, Inc.*                                          1,300             83,200
HCA, Inc.+                                                        200              7,346
Humana, Inc.*                                                   2,700             51,705
Manor Care, Inc.                                                1,300             42,562
UnitedHealth Group, Inc.                                       10,600            767,440
Wellpoint Health
  Networks, Inc.*                                               2,600            253,916
                                                                        ----------------
                                                                               1,439,935
                                                                        ----------------
HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.1%
Centex Corp.+                                                   1,600             83,104
KB Home+                                                          700             57,575
Leggett & Platt, Inc.                                           2,900             81,577
Pulte Homes, Inc.                                                 100              5,488
Whirlpool Corp.                                                   900             52,875
                                                                        ----------------
                                                                                 280,619
                                                                        ----------------
HOUSEHOLD PRODUCTS -- 0.5%
Black & Decker Corp.+                                           3,100            248,868
The Clorox Co.                                                  5,500            300,300
Corning, Inc.*                                                 14,000            160,300
Fortune Brands, Inc.                                            1,800            131,076
Newell Rubbermaid, Inc.                                         3,600             77,616
Sherwin-Williams Co.                                            2,600            111,072
Snap-On, Inc.                                                     800             23,504
The Stanley Works+                                              6,400            284,928
                                                                        ----------------
                                                                               1,337,664
                                                                        ----------------
INDUSTRIAL - DISTRIBUTION -- 0.1%
Grainger (W.W.), Inc.                                           3,300            193,347
                                                                        ----------------
INDUSTRIAL - DIVERSIFIED -- 1.4%
3M Co.                                                          7,000            542,990
Cooper Industries
  Limited Cl. A                                                 4,000            255,600
Danaher Corp.                                                   7,700            424,501
Eaton Corp.                                                     3,700            236,615
Illinois Tool Works, Inc.                                       4,600            424,488
ITT Industries, Inc.                                            1,500            121,710
Textron, Inc.                                                   5,200            354,380
Tyco International
  Limited                                                      50,489          1,572,732
                                                                        ----------------
                                                                               3,933,016
                                                                        ----------------
INFORMATION RETRIEVAL SERVICES -- 0.3%
Yahoo!, Inc.*                                                  20,700            749,133
                                                                        ----------------
INSURANCE -- 3.0%
ACE Limited                                                     4,800            182,688
Aetna, Inc.                                                     4,000            380,000
AFLAC, Inc.                                                     8,500            304,980
Allstate Corp.                                                 11,600            557,844
Ambac Financial
  Group, Inc.                                                   2,800   $        218,568
American International
  Group, Inc.                                                  31,400          1,906,294
Anthem, Inc.* +                                                 3,600            289,440
Aon Corp.                                                       8,300            169,403
Chubb Corp.                                                     4,900            353,437
Cigna Corp.                                                     5,600            355,376
Cincinnati Financial Corp.                                      2,680            111,890
The Hartford Financial
  Services Group, Inc.                                          4,800            280,704
Jefferson-Pilot Corp.                                           2,300            111,067
Lincoln National Corp.                                          4,600            201,480
Loews Corp.                                                     3,200            191,680
Marsh & McLennan
  Companies, Inc.                                               8,400            232,344
MBIA, Inc.+                                                     2,200            127,292
Metlife, Inc.                                                  12,400            475,540
MGIC Investment Corp.+                                          2,800            180,068
Progressive Corp.                                               3,400            318,070
Prudential Financial, Inc.                                      8,500            394,995
Safeco Corp.                                                    2,400            110,976
St. Paul
  Travelers Companies                                          10,922            370,911
Torchmark Corp.                                                 1,800             97,236
UnumProvident Corp.                                             8,100            110,646
XL Capital Limited Cl. A+                                       2,300            166,750
                                                                        ----------------
                                                                               8,199,679
                                                                        ----------------
LODGING -- 0.2%
Hilton Hotels Corp.                                             7,400            147,260
Marriott International,
  Inc. Cl. A                                                    4,100            223,409
Starwood Hotels & Resorts
  Worldwide, Inc.                                               3,900            186,147
                                                                        ----------------
                                                                                 556,816
                                                                        ----------------
MACHINERY & COMPONENTS -- 0.5%
Baker Hughes, Inc.                                              7,700            329,791
Cummins, Inc.+                                                  5,100            357,408
Dover Corp.                                                     3,200            125,664
Ingersoll-Rand Co. Cl. A+                                       2,700            184,788
Pall Corp.+                                                     2,300             59,478
Parker-Hannifin Corp.+                                          4,300            303,709
                                                                        ----------------
                                                                               1,360,838
                                                                        ----------------
MANUFACTURING -- 0.2%
American Standard
  Companies, Inc.*                                              3,300            120,681
Applied Materials, Inc.*                                       27,700            445,970
                                                                        ----------------
                                                                                 566,651
                                                                        ----------------
MEDICAL SUPPLIES -- 0.8%
Agilent Technologies, Inc.*                                     5,200            130,312

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF           MARKET
                                                          SHARES              VALUE
                                                     ----------------   ----------------
Applied Biosystems
  Group-Applera Corp.                                           3,700   $         70,596
Bard (C.R.), Inc.                                               2,000            113,600
Bausch & Lomb, Inc.                                             5,300            323,088
Baxter International, Inc.                                      6,500            199,940
Becton, Dickinson & Co.                                         6,900            362,250
Boston Scientific Corp.*                                        1,300             45,890
Fisher Scientific
  International*                                                2,100            120,456
Medtronic, Inc.                                                 6,600            337,326
St. Jude Medical, Inc.*                                         3,200            245,024
Tektronix, Inc.                                                 4,800            145,584
Thermo Electron Corp.*                                          2,500             72,500
Waters Corp.*                                                   1,300             53,677
                                                                        ----------------
                                                                               2,220,243
                                                                        ----------------
METALS & MINING -- 0.3%
Alcoa, Inc.                                                     2,800             91,000
Crane Co.                                                         900             25,083
Nucor Corp.+                                                    5,800            244,934
Phelps Dodge Corp.                                              4,200            367,668
United States Steel Corp.+                                      3,600            132,192
Worthington
  Industries, Inc.+                                             1,400             27,790
                                                                        ----------------
                                                                                 888,667
                                                                        ----------------
PHARMACEUTICALS -- 5.3%
Abbott Laboratories                                            14,100            601,083
AmerisourceBergen Corp.+                                        2,800            154,112
Amgen, Inc.*                                                   14,800            840,640
Biogen Idec, Inc.*                                              1,200             69,792
Bristol-Myers Squibb Co.                                       35,100            822,393
Cardinal Health, Inc.                                           6,300            294,525
Eli Lilly & Co.                                                 6,700            367,897
Forest
  Laboratories, Inc.* +                                         6,700            298,820
Genzyme Corp.*                                                  4,100            215,127
Hospira, Inc.*                                                  2,040             65,097
Johnson & Johnson                                              58,000          3,386,040
King
  Pharmaceuticals, Inc.*                                        4,900             53,459
McKesson Corp.                                                  7,200            191,952
Medco Health
  Solutions, Inc.*                                              4,600            155,986
Merck & Co., Inc.                                              54,100          1,693,871
Pfizer, Inc.                                                  137,000          3,966,150
Schering-Plough Corp.                                          26,600            481,726
Sigma-Aldrich Corp.                                             1,100             61,204
Wyeth                                                          24,100            955,565
                                                                        ----------------
                                                                              14,675,439
                                                                        ----------------
PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.+                                              6,000            181,680
                                                                        ----------------
PREPACKAGED SOFTWARE -- 2.9%
Adobe Systems, Inc.                                             4,100   $        229,723
BMC Software, Inc.*                                             3,800             71,896
Citrix Systems, Inc.*                                          14,600            352,298
Computer Associates
  International, Inc.                                          14,700            407,337
Compuware Corp.*                                                6,500             37,635
Intuit, Inc.*                                                   4,700            213,192
Microsoft Corp.                                               165,600          4,635,144
Novell, Inc.*                                                   6,000             43,140
Oracle Corp.*                                                  78,500            993,810
Peoplesoft, Inc.*                                               3,600             74,772
Siebel Systems, Inc.*                                           7,900             75,050
SunGard Data
  Systems, Inc.*                                                4,800            127,152
Symantec Corp.*                                                11,800            671,892
Veritas Software Corp.*                                         6,600            144,408
                                                                        ----------------
                                                                               8,077,449
                                                                        ----------------
REAL ESTATE -- 0.1%
Equity Office
  Properties Trust                                              7,100            199,652
Equity Residential                                              4,600            153,410
                                                                        ----------------
                                                                                 353,062
                                                                        ----------------
RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                                        3,100             75,950
McDonald's Corp.                                               34,800          1,014,420
Wendy's International, Inc.                                       100              3,337
Yum! Brands, Inc.                                               5,600            243,600
                                                                        ----------------
                                                                               1,337,307
                                                                        ----------------
RETAIL -- 3.1%
AutoZone, Inc.* +                                               1,600            130,896
Best Buy Co., Inc.+                                             6,300            373,086
Circuit City Stores, Inc.+                                     28,600            464,750
Costco Wholesale Corp.                                         12,900            618,426
CVS Corp.                                                       4,300            186,878
Dillards, Inc. Cl. A                                            1,600             32,784
Dollar General Corp.                                              100              1,925
Federated Department
  Stores, Inc.                                                  3,100            156,395
The Home Depot, Inc.                                           39,400          1,618,552
J.C. Penney Co., Inc.                                           5,200            179,868
Kohl's Corp.* +                                                   900             45,684
Lowe's Companies, Inc.                                          1,600             90,048
The May Department
  Stores Co.                                                    4,900            127,694
Office Depot, Inc.*                                             3,400             55,046
RadioShack Corp.                                                3,100             92,783
Sears, Roebuck and Co.+                                         4,000            140,000
Staples, Inc.                                                   9,600            285,504
Target Corp.                                                    1,300             65,026
TJX Companies, Inc.                                             5,600            134,288
Toys R Us, Inc.*                                                3,800             68,438
Walgreen Co.                                                   11,200   $        401,968
Wal-Mart Stores, Inc.                                          60,900          3,283,728
                                                                        ----------------
                                                                               8,553,767
                                                                        ----------------
RETAIL - GROCERY -- 0.1%
Albertson's, Inc.+                                              6,800            155,108
Winn-Dixie Stores, Inc.+                                        2,800              9,632
                                                                        ----------------
                                                                                 164,740
                                                                        ----------------
TELEPHONE UTILITIES -- 1.6%
Alltel Corp.                                                    4,800            263,664
AT&T Corp.+                                                    27,800            475,658
BellSouth Corp.+                                               16,400            437,388
CenturyTel, Inc.+                                               9,600            308,064
Qwest Communications
  International, Inc.*                                         29,400            100,548
Sprint Corp. (FON Group)                                       49,400          1,034,930
Verizon
  Communications, Inc.                                         42,768          1,672,229
                                                                        ----------------
                                                                               4,292,481
                                                                        ----------------
TOBACCO -- 0.7%
Altria Group, Inc.                                             34,400          1,667,024
Reynolds American, Inc.+                                        2,600            179,036
UST, Inc.                                                       4,700            193,452
                                                                        ----------------
                                                                               2,039,512
                                                                        ----------------
TOYS, GAMES -- 0.0%
Hasbro, Inc.                                                    2,400             42,456
Mattel, Inc.                                                    5,500             96,305
                                                                        ----------------
                                                                                 138,761
                                                                        ----------------
TRANSPORTATION -- 1.1%
Burlington Northern
  Santa Fe Corp.                                                6,000            250,860
Carnival Corp.                                                    200             10,112
CSX Corp.                                                       3,600            131,400
FedEx Corp.+                                                    8,200            747,184
Norfolk Southern Corp.                                         14,000            475,300
United Parcel Service,
  Inc. Cl. B                                                   18,400          1,456,912
                                                                        ----------------
                                                                               3,071,768
                                                                        ----------------
TRAVEL -- 0.0%
Sabre Holdings Corp.                                            4,300             92,493
                                                                        ----------------

TOTAL EQUITIES
(COST $157,972,716)                                                          167,459,489
                                                                        ----------------

RIGHTS -- 0.0%

COMPUTERS & INFORMATION
Seagate Technology* ++                                          5,100                  -
                                                                        ----------------

TOTAL RIGHTS
(COST $0)                                                                              -
                                                                        ----------------

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT             VALUE
                                                     ----------------   ----------------
BONDS & NOTES -- 28.4%

ASSET BACKED SECURITIES -- 0.6%
Chase Mortgage
  Finance Co.
  Series 2003-S11,
  Class 1A-1
  5.000% 10/25/2033                                  $        647,857   $        638,400
Travelers Funding Limited
  Series 1A, Class A1+++
  6.300% 02/18/2014                                           565,496            588,115
Vanderbilt Mortgage and
  Finance, Inc.
  Series 2002-C, Class A2
  4.230% 02/07/2015                                           300,000            301,965
                                                                        ----------------

TOTAL ASSET BACKED SECURITIES
(COST $1,492,997)                                                              1,528,480
                                                                        ----------------
CORPORATE DEBT -- 14.3%
Allied Waste
  North America Series B
  5.750% 02/15/2011                                            80,000             73,800
Allied Waste
  North America, Inc.
  8.875% 04/01/2008                                            40,000             42,400
American General
  Finance Corp.
  5.875% 07/14/2006                                           200,000            209,670
American Greetings Corp.
  6.100% 08/01/2028                                           385,000            417,725
American Honda
  Finance Corp.+++
  3.850% 11/06/2008                                           175,000            176,582
American Standard, Inc.
  7.625% 02/15/2010                                           200,000            229,500
Ametek, Inc.
  7.200% 07/15/2008                                           280,000            308,213
Anheuser-Busch Cos., Inc.
  5.050% 10/15/2016                                           200,000            203,046
Anheuser-Busch Cos., Inc.
  6.500% 02/01/2043                                           200,000            226,493
AOL Time Warner, Inc.
  5.625% 05/01/2005                                           400,000            406,040
Aramark Services, Inc.
  7.000% 05/01/2007                                            60,000             64,855
Aramark Services, Inc.
  8.150% 05/01/2005                                           175,000            179,248
Australian Gas Light Co.
  Limited+++
  6.400% 04/15/2008                                           190,000            206,661
Avnet, Inc.+
  8.000% 11/15/2006                                           160,000            173,200
Bank of America Corp.
  4.250% 10/01/2010                                           325,000            327,286
Bausch & Lomb, Inc.
  7.125% 08/01/2028                                  $        175,000   $        187,122
Bombardier
  Capital, Inc.+++
  6.125% 06/29/2006                                           100,000            100,364
Bombardier, Inc.+ +++
  6.750% 05/01/2012                                            75,000             70,244
BP Capital Markets PLC
  2.750% 12/29/2006                                           550,000            549,808
Briggs & Stratton Corp.
  8.875% 03/15/2011                                           365,000            439,825
Buckeye Partners LP
  4.625% 07/15/2013                                           100,000             97,857
Cabot Corp.+++
  5.250% 09/01/2013                                           120,000            121,711
Capitol Records, Inc.+++
  8.375% 08/15/2009                                           265,000            295,475
Centerpoint Energy, Inc.
  Series B
  5.875% 06/01/2008                                           290,000            305,379
Certegy, Inc.
  4.750% 09/15/2008                                            60,000             61,789
Champion
  International Corp.
  6.400% 02/15/2026                                           500,000            530,354
Chesapeake Energy Corp.
  7.000% 08/15/2014                                            70,000             75,950
Chesapeake Energy Corp.
  7.500% 06/15/2014                                           120,000            133,500
CIT Group, Inc.
  7.375% 04/02/2007                                           250,000            273,817
Citigroup, Inc.
  6.750% 12/01/2005                                           500,000            521,834
Clear Channel
  Communications, Inc.
  5.500% 09/15/2014                                           130,000            131,183
Colonial Pipeline Co.+++
  7.630% 04/15/2032                                           200,000            258,437
Comcast Cable
  Communications, Inc.
  8.375% 05/01/2007                                           750,000            838,896
Consolidated
  Natural Gas Co. Series C
  6.250% 11/01/2011                                            65,000             71,642
Cox Communications, Inc.
  6.750% 03/15/2011                                           100,000            109,850
CSX Corp.
  7.250% 05/01/2027                                           500,000            579,442
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                           530,000            533,574
Dana Corp.
  7.000% 03/15/2028                                            75,000             73,500
Delhaize America, Inc.
  9.000% 04/15/2031                                  $        245,000   $        296,298
Deutsche Telekom
  International Finance BV
  7.750% 06/15/2005                                           225,000            232,714
Diageo Finance BV
  3.000% 12/15/2006                                           100,000             99,995
Dominion Resources, Inc.
  7.195% 09/15/2014                                           200,000            232,002
Duke Energy Field
  Services Corp.
  7.875% 08/16/2010                                           550,000            650,495
Electronic Data
  Systems Corp. Series B
  6.000% 08/01/2013                                           155,000            158,304
Emerald Investment
  Grade CBO Limited+++
  2.079% 05/24/2011                                           924,767            923,612
Entergy Gulf States, Inc.
  5.250% 08/01/2015                                           425,000            424,395
Enterprise Products
  Operating LP+++
  4.000% 10/15/2007                                            15,000             15,118
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                           260,000            298,270
ERAC USA Finance Co.+++
  6.700% 06/01/2034                                           225,000            241,053
ERAC USA Finance Co.+++
  6.750% 05/15/2007                                           250,000            270,521
FedEx Corp.
  2.286% 04/01/2005                                           125,000            125,070
First Industrial LP
  7.600% 05/15/2007                                           175,000            192,386
Ford Motor Co.
  6.375% 02/01/2029                                           230,000            201,255
Ford Motor Co.
  6.625% 02/15/2028                                            85,000             76,685
Foster's Finance Corp.+++
  6.875% 06/15/2011                                           225,000            255,512
France Telecom SA
  8.500% 03/01/2011                                           240,000            288,246
France Telecom SA
  8.500% 03/01/2031                                           100,000            134,994
Franklin Resources, Inc.
  3.700% 04/15/2008                                           200,000            201,281
General Mills, Inc.
  2.625% 10/24/2006                                           875,000            866,360
General Mills, Inc.
  8.900% 06/15/2006                                           500,000            546,656
General Motors Corp.+
  7.200% 01/15/2011                                           500,000            526,709
General Motors Corp.
  8.375% 07/15/2033                                           120,000            124,870

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT             VALUE
                                                     ----------------   ----------------
Glencore Funding LLC+++
  6.000% 04/15/2014                                  $        200,000   $        189,874
Goldman Sachs
  Group, Inc.
  5.150% 01/15/2014                                           225,000            228,290
Harrah's Operating
  Co., Inc.
  5.500% 07/01/2010                                           100,000            104,346
HCA, Inc.
  6.950% 05/01/2012                                           210,000            221,426
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                           300,000            325,142
Household Finance Corp.
  4.125% 12/15/2008                                           250,000            253,788
Household Finance Corp.
  6.375% 10/15/2011                                           100,000            111,534
ICI Wilmington, Inc.
  7.050% 09/15/2007                                           150,000            162,042
Interpool, Inc.
  7.350% 08/01/2007                                           250,000            255,000
Ipalco Enterprises, Inc.
  6.375% 11/14/2008                                           255,000            284,963
iStar Financial, Inc.
  Series B
  4.875% 01/15/2009                                            45,000             45,939
iStar Financial, Inc.
  Series B
  5.700% 03/01/2014                                            80,000             81,968
J.C. Penney Co., Inc.
  7.950% 04/01/2017                                           140,000            162,050
JP Morgan Chase & Co.
  3.125% 12/11/2006                                           250,000            250,756
JP Morgan Chase & Co.
  5.125% 09/15/2014                                            70,000             71,125
Kellwood Co.
  7.625% 10/15/2017                                           240,000            264,826
Kellwood Co.
  7.875% 07/15/2009                                            50,000             56,074
Kennametal, Inc.
  7.200% 06/15/2012                                           215,000            239,186
Kern River
  Funding Corp.+++
  4.893% 04/30/2018                                           187,775            190,960
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                           350,000            398,195
The Kroger Co.
  6.750% 04/15/2012                                           300,000            338,061
Leucadia National Corp.
  7.750% 08/15/2013                                           350,000            371,000
Marriott International,
  Inc. Series E
  7.000% 01/15/2008                                           185,000            202,199
The May Department
  Stores Co.+++
  3.950% 07/15/2007                                  $        100,000   $        101,032
MCI, Inc.
  5.908% 05/01/2007                                            39,000             38,903
MCI, Inc.
  6.688% 05/01/2009                                            39,000             38,464
MCI, Inc.
  7.735% 05/01/2014                                            33,000             31,804
Meritor Automotive, Inc.
  6.800% 02/15/2009                                           170,000            173,400
Merrill Lynch & Co., Inc.
  2.940% 01/30/2006                                           825,000            827,955
MGM Mirage+++
  6.000% 10/01/2009                                            60,000             62,100
MGM Mirage+++
  6.750% 09/01/2012                                           200,000            212,000
MidAmerican Energy
  Holdings Co.
  3.500% 05/15/2008                                           275,000            271,935
Millipore Corp.
  7.500% 04/01/2007                                         1,000,000          1,067,578
Mobil Corp.
  8.625% 08/15/2021                                         1,000,000          1,379,913
Mohawk Industries, Inc.
  Series D
  7.200% 04/15/2012                                           175,000            202,697
Monongahela
  Power Co.+++
  6.700% 06/15/2014                                           110,000            120,791
National Rural
  Utilities Cooperative
  Finance Corp.
  8.000% 03/01/2032                                            60,000             78,231
Navistar
  International Corp.
  7.500% 06/15/2011                                           170,000            183,600
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                           100,000             97,849
News America
  Holdings, Inc.
  8.875% 04/26/2023                                           500,000            657,500
Nextel
  Communications, Inc.
  5.950% 03/15/2014                                            50,000             51,125
Nisource Finance Corp.
  3.200% 11/01/2006                                           125,000            124,831
Norfolk Southern Corp.
  6.000% 04/30/2008                                           120,000            129,854
North Finance
  (Bermuda) Limited+++
  7.000% 09/15/2005                                         1,000,000          1,025,309
Northwestern Corp.+++
  5.875% 11/01/2014                                            25,000             25,781
Nova Chemicals Corp.
  6.500% 01/15/2012                                  $         75,000   $         78,938
Pacific Energy Partners
  LP/Pacific Energy
  Finance Corp.+++
  7.125% 06/15/2014                                           115,000            124,775
Pacific Gas & Electric Co.
  6.050% 03/01/2034                                           150,000            154,489
Piedmont Natural
  Gas Co. Series E
  6.000% 12/19/2033                                           100,000            104,629
Pilgrims Pride Corp.
  9.625% 09/15/2011                                            30,000             33,713
Plains All American
  Pipeline Co.
  5.625% 12/15/2013                                           140,000            145,815
Precision Castparts Corp.
  5.600% 12/15/2013                                           300,000            309,045
Premcor Refining
  Group (The), Inc.
  6.750% 05/01/2014                                            40,000             42,200
Procter & Gamble Co.
  5.500% 02/01/2034                                           170,000            173,226
PSEG Power LLC
  5.500% 12/01/2015                                           150,000            150,871
Qwest Corp.+++
  8.875% 03/15/2012                                           225,000            253,688
Rogers Cable, Inc.
  5.500% 03/15/2014                                           125,000            116,875
Rogers Wireless
  Communications, Inc.
  6.375% 03/01/2014                                           100,000             95,500
Ryder System, Inc.
  6.600% 11/15/2005                                           750,000            777,929
Simon Property
  Group LP
  6.875% 11/15/2006                                           200,000            214,303
SLM Corp.
  5.000% 10/01/2013                                           340,000            345,191
SLM Corp.
  5.625% 08/01/2033                                           160,000            157,517
Smithfield Foods, Inc.+++
  7.000% 08/01/2011                                           230,000            246,100
Sprint Capital Corp.
  6.900% 05/01/2019                                           135,000            151,134
Starwood Hotels &
  Resorts Worldwide, Inc.
  7.875% 05/01/2012                                           130,000            152,425
Steelcase, Inc.
  6.375% 11/15/2006                                           310,000            322,396
SuperValu, Inc.
  7.875% 08/01/2009                                           500,000            579,530
Tampa Electric Co.
  5.375% 08/15/2007                                           190,000            198,999

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT             VALUE
                                                     ----------------   ----------------
Telecom Italia
  Capital SA+++
  6.000% 09/30/2034                                  $        100,000   $         98,288
Textron Financial Corp.
  Series E
  2.690% 10/03/2006                                           495,000            492,026
Thomas & Betts Corp.
  6.500% 01/15/2006                                           100,000            103,775
Timken Co.
  5.750% 02/15/2010                                           225,000            232,241
Timken Co. Series A
  6.750% 08/21/2006                                           125,000            130,289
Toro Co.
  7.800% 06/15/2027                                           325,000            369,613
Toyota Motor Credit Corp.
  4.350% 12/15/2010                                           375,000            384,695
TransAlta Corp.
  5.750% 12/15/2013                                           250,000            260,992
Tricon Global
  Restaurants, Inc.
  8.875% 04/15/2011                                           120,000            149,771
Tri-State Generation &
  Transmission Association
  Series 2003, Class A+++
  6.040% 01/31/2018                                           120,000            126,685
Tri-State Generation &
  Transmission Association
  Series 2003, Class B+++
  7.144% 07/31/2033                                           135,000            151,635
Tyco International
  Group SA
  6.375% 02/15/2006                                           375,000            391,488
Tyco International
  Group SA
  6.375% 10/15/2011                                           325,000            361,778
Tyco International
  Group SA
  6.875% 01/15/2029                                            35,000             39,757
United Rentals
  North America, Inc.
  6.500% 02/15/2012                                           180,000            178,200
US Airways,
  Inc. Cl. B* ++++
  7.500% 04/15/2008                                           434,841                  -
USA Interactive
  7.000% 01/15/2013                                           235,000            259,949
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                           195,000            239,239
Vodafone Group PLC
  5.375% 01/30/2015                                            25,000             26,152
Vulcan Materials Co.
  6.000% 04/01/2009                                           250,000            270,208
The Walt Disney Co.
  6.750% 03/30/2006                                  $        175,000   $        184,354
Washington Mutual, Inc.
  2.400% 11/03/2005                                           425,000            423,854
Weyerhaeuser Co.
  5.500% 03/15/2005                                            67,000             67,700
WPP Finance (USA) Corp.
  6.625% 07/15/2005                                           675,000            683,269
XTO Energy, Inc.
  4.900% 02/01/2014                                           225,000            225,814
                                                                        ----------------

TOTAL CORPORATE DEBT
(COST $38,362,921)                                                            39,481,529
                                                                        ----------------
NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 3.6%

COLLATERALIZED MORTGAGE OBLIGATIONS
ABN AMRO Mortgage Corp.
  Series 2003-12, Class 1A
  5.000% 12/25/2033                                           446,204            439,682
AES Eastern Energy LP
  Series 1999-1, Class A
  9.000% 01/02/2017                                           124,209            139,735
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1
  7.100% 08/13/2029                                           300,669            313,418
Countrywide Home
  Loans, Inc.
  Series 2003-42,
  Class 1A1
  3.762% 09/25/2033                                           213,285            213,200
Countrywide Home
  Loans, Inc.
  Series 2004-23,
  Class 1A1
  4.334% 02/25/2034                                           214,701            215,887
CS First Boston Mortgage
  Securities Corp.
  Series 1998-C2,
  Class A1
  5.960% 11/11/2030                                           319,773            329,961
CS First Boston Mortgage
  Securities Corp.
  Series 2003-7,
  Class 1A24
  4.500% 02/25/2033                                           282,478            282,669
CS First Boston Mortgage
  Securities Corp.
  Series 2004-C1,
  Class A1
  2.254% 01/15/2037                                           284,634            280,286
First Nationwide Trust
  Series 2001-5, Class A1
  6.750% 10/21/2031                                           199,062            201,586
GSR Mortgage Loan Trust
  Series 2004-9
  4.712% 08/25/2034                                  $        400,003   $        406,475
IndyMac Bancorp, Inc.
  Mortgage Loan Trust
  Series 2004-AR4,
  Class 1A
  4.811% 08/25/2034                                           647,745            657,825
MASTR Asset Securitization
  Trust Series 2003-12,
  Class 6A1
  5.000% 12/25/2033                                           735,429            724,749
Merrill Lynch Mortgage
  Investors, Inc.
  Series 1998-C1,
  Class A1
  6.310% 11/15/2026                                           271,534            277,644
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2003-A4,
  Class IA
  4.292% 07/25/2033                                           230,659            231,823
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2004-A1,
  Class IA
  4.154% 02/25/2034                                           112,421            113,240
Morgan Stanley Mortgage
  Loan Trust
  Series 2004-2AR,
  Class 1A
  5.214% 02/25/2034                                            64,868             66,284
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1+++
  5.323% 02/18/2034                                           102,200            102,732
Starwood Commercial
  Mortgage Trust
  Series 1999-C1A,
  Class B+++
  6.920% 02/03/2014                                         1,000,000          1,115,447
Structured Adjustable Rate
  Mortgage Loan Trust
  Series 2004-2, Class 2A
  5.074% 03/25/2034                                           473,282            481,123
Structured Asset
  Securities Corp.
  Series 2002-11A,
  Class 2A1
  5.600% 06/25/2032                                           175,783            178,852

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT             VALUE
                                                     ----------------   ----------------
Structured Asset
  Securities Corp.
  Series 2003-30,
  Class 1A1
  5.500% 10/25/2033                                  $        536,244   $        539,864
Vendee Mortgage Trust
  Series 1992-1, Class 2Z
  7.750% 05/15/2022                                           242,813            258,388
Washington Mutual
  MSC Mortgage
  Pass-Through Certificates
  Series 2004-RA1,
  Class 2A
  7.000% 03/25/2034                                           426,745            440,963
Washington Mutual MSC
  Mortgage Pass-Through
  Certificates,
  Series 2004-RA4,
  Class 2A
  6.500% 08/25/2034                                           150,000            154,852
Washington Mutual, Inc.
  Series 2003-S11,
  Class A1
  5.000% 11/25/2033                                           808,451            796,648
Washington Mutual, Inc.
  Series 2004-AR2, Class A
  2.923% 04/25/2044                                           601,847            606,752
Wells Fargo Mortgage
  Backed Securities Trust
  Series 2004-P, Class 2A1
  4.300% 09/25/2034                                           487,325            487,792
                                                                        ----------------

TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $9,942,523)                                                             10,057,877
                                                                        ----------------
SOVEREIGN DEBT OBLIGATIONS -- 0.2%
Republic of South Africa
  6.500% 06/02/2014                                           200,000            217,250
United Mexican States
  8.375% 01/14/2011                                           190,000            224,200
                                                                        ----------------

TOTAL SOVEREIGN DEBT
OBLIGATIONS
(COST $410,705)                                                                  441,450
                                                                        ----------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 5.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 0.9%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
FHLMC Series W067,
  Class A
  6.420% 12/01/2005                                           184,682            191,088
                                                                        ----------------
PASS-THROUGH SECURITIES -- 0.8%
FHLMC
  4.250% 07/15/2009                                  $        835,000   $        859,076
FHLMC
  6.000% 09/01/2016-
          02/01/2018                                          203,139            213,502
FHLMC
  6.500% 08/01/2016                                            69,185             73,466
FHLMC
  6.625% 09/15/2009                                           875,000            991,374
FHLMC
  8.000% 06/01/2027                                           120,390            131,361
FHLMC
  9.000% 03/01/2017                                            13,749             14,917
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                  2,283,696
                                                                        ----------------

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                            2,474,784
                                                                        ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 0.3%
PASS-THROUGH SECURITIES
FNMA
  6.000% 05/01/2016                                            76,276             80,179
FNMA
  7.000% 01/01/2031-
          05/01/2031                                          169,436            180,337
FNMA
  7.500% 10/01/2029-
          05/01/2030                                          360,280            386,742
FNMA
  8.000% 05/01/2013-
          10/01/2031                                          137,643            149,514
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                    796,772
                                                                        ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 3.8%
PASS-THROUGH SECURITIES
GNMA
  5.000% 05/15/2033-
          02/15/2034                                        3,903,316          3,927,250
GNMA
  5.500% 12/15/2032-
          07/15/2034                                        4,998,307          5,130,118
GNMA
  6.000% 01/15/2032-
          08/15/2032                                          605,700            632,123
GNMA
  6.500% 06/15/2023-
          12/15/2023                                          259,907            276,449
GNMA
  7.000% 08/15/2023-
          08/15/2032                                          211,798            226,565
GNMA
  7.500% 10/15/2006-
          06/15/2017                                 $        188,375   $        203,297
GNMA
  8.000% 03/15/2005-
          07/15/2008                                           73,445             80,270
GNMA
  9.000% 12/15/2008-
          05/15/2009                                           58,772             62,997
                                                                        ----------------

TOTAL PASS-THROUGH SECURITIES                                                 10,539,069
                                                                        ----------------
OTHER AGENCIES -- 0.0%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                            97,478             99,133
                                                                        ----------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $13,652,266)                                                            13,909,758
                                                                        ----------------
U.S. TREASURY OBLIGATIONS -- 4.7%
U.S. TREASURY BONDS -- 1.6%
U.S. Treasury Bond
  6.125% 08/15/2029                                         1,190,000          1,405,130
U.S. Treasury Bond
  6.875% 08/15/2025                                           200,000            254,000
U.S. Treasury Bond
  8.750% 05/15/2017                                         1,875,000          2,665,137
                                                                        ----------------

TOTAL U.S. TREASURY BONDS                                                      4,324,267
                                                                        ----------------
U.S. TREASURY NOTES -- 3.1%
U.S. Treasury
  Inflation Index
  3.875% 01/15/2009                                           421,732            478,600
U.S. Treasury Note+
  2.000% 05/15/2006                                         3,400,000          3,380,875
U.S. Treasury Note+
  3.375% 11/15/2008                                         1,000,000          1,010,781
U.S. Treasury Note+
  4.000% 02/15/2014                                         1,530,000          1,530,478
U.S. Treasury Note
  5.000% 08/15/2011                                         1,950,000          2,106,305
                                                                        ----------------

TOTAL U.S. TREASURY NOTES                                                      8,507,039
                                                                        ----------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $12,132,940)                                                            12,831,306
                                                                        ----------------

TOTAL BONDS & NOTES
(COST $75,994,352)                                                            78,250,400
                                                                        ----------------

TOTAL LONG TERM INVESTMENTS
(COST $233,967,068)                                                          245,709,889
                                                                        ----------------

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT             VALUE
                                                     ----------------   ----------------
SHORT-TERM INVESTMENTS -- 19.2%

CASH EQUIVALENTS -- 8.6%**
American AAdvantage
  Select Money
  Market Fund
  1.730% 11/01/2004                                  $        351,730   $        351,730
Bank of America
  Bank Note
  1.770% 12/03/2004                                           525,526            525,526
Bank of America
  Bank Note
  1.770% 01/18/2005                                           613,113            613,113
Bank of America
  Bank Note
  1.880% 12/23/2004                                           700,701            700,701
Bank of Montreal
  Eurodollar Time Deposit
  1.880% 11/24/2004                                            39,763             39,763
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.800% 11/23/2004                                           442,318            442,318
Bank of the West
  Eurodollar Time Deposit
  1.790% 11/10/2004                                           700,701            700,701
BGI Institutional Money
  Market Fund                                               3,153,155          3,153,155
Calyon
  Eurodollar Time Deposit
  1.800% 11/01/2004                                         1,313,814          1,313,814
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.850% 05/18/2005                                         1,751,753          1,751,753
Citigroup
  Eurodollar Time Deposit
  1.865% 12/20/2004                                         1,051,052          1,051,052
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                           700,701            700,701
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                           175,175            175,175
Fortis Bank
  Eurodollar Time Deposit
  1.770% 11/09/2004                                           262,763            262,763
Freddie Mac Discount Note
  1.732% 11/10/2004                                         1,399,777          1,399,777
Freddie Mac Discount Note
  1.736% 11/02/2004                                           262,763            262,763
General Electric
  Capital Corp.
  1.783% 11/10/2004                                           853,377            853,377
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                  $        315,315   $        315,315
Keybank
  Eurodollar Time Deposit
  1.813% 11/01/2004                                         1,313,814          1,313,814
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                 425,381            425,381
Merrimac Cash Fund,
  Premium Class                                             1,313,814          1,313,814
Morgan Stanley Dean
  Witter & Co.
  1.955% 07/19/2005                                         1,156,157          1,156,157
Royal Bank of Canada
  Eurodollar Time Deposit
  1.780% 11/10/2004                                           700,701            700,701
Royal Bank of Canada
  Eurodollar Time Deposit
  1.813% 11/12/2004                                           700,701            700,701
Royal Bank of Canada
  Eurodollar Time Deposit
  1.900% 11/29/2004                                           875,876            875,876
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.670% 11/02/2004                                           961,712            961,712
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                           388,889            388,889
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.700% 11/08/2004                                           262,763            262,763
Wells Fargo
  Eurodollar Time Deposit
  1.870% 11/22/2004                                           175,175            175,175
Wells Fargo
  Eurodollar Time Deposit
  1.910% 12/13/2004                                           875,876            875,876
                                                                        ----------------
                                                                              23,764,356
                                                                        ----------------
COMMERCIAL PAPER -- 10.6%
Albertson's, Inc.+++
  1.850% 11/09/2004                                         3,120,000          3,118,397
Autoliv ASP, Inc.+++
  1.820% 11/01/2004                                         5,270,000          5,269,467
Boston Scientific Corp.+++
  1.820% 11/05/2004                                         3,805,000          3,803,845
British Aero
  North America+++
  1.850% 11/04/2004                                         2,885,000          2,884,259
DaimlerChrysler
  North America
  Holding Corp.
  1.880% 11/02/2004                                  $      4,685,000   $      4,684,266
Elsevier Finance SA+++
  1.870% 11/10/2004                                         4,980,000          4,977,155
Kinder Morgan
  Energy Partners, LP+++
  1.860% 11/03/2004                                         2,420,000          2,419,500
Whirlpool Corp.+++
  1.820% 11/08/2004                                         1,860,000          1,859,154
                                                                        ----------------
                                                                              29,016,043
                                                                        ----------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                           52,780,399
                                                                        ----------------

TOTAL INVESTMENTS -- 108.4%
(COST $286,747,467)***                                                       298,490,288

OTHER ASSETS/
(LIABILITIES) -- (8.4%)                                                      (23,182,092)
                                                                        ----------------

NET ASSETS -- 100.0%                                                    $    275,308,196
                                                                        ================

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  See Note 7 for aggregate cost for Federal tax purposes.
+    Denotes all or a portion of security on loan.
++ This security is valued in good faith under procedures established by the board of directors.
+++ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $32,002,379 or 11.6% of net assets.
++++ Security is currently in default.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2004

                                                         NUMBER OF           MARKET
                                                          SHARES              VALUE
                                                     ----------------   ----------------
EQUITIES -- 99.6%

AEROSPACE & DEFENSE -- 2.6%
Embraer - Empresa
  Brasileira de Aeronautica
  SA, Preference                                            3,171,519   $     21,099,041
                                                                        ----------------
APPAREL, TEXTILES & SHOES -- 2.6%
Hennes & Mauritz AB Cl. B                                     413,500         12,026,142
Next PLC                                                      282,910          8,668,985
                                                                        ----------------
                                                                              20,695,127
                                                                        ----------------
AUTOMOTIVE & PARTS -- 3.0%
Continental AG                                                204,966         11,184,090
Porsche AG, Preference                                         13,136          8,355,063
Toyota Motor Corp.                                            104,600          4,066,416
                                                                        ----------------
                                                                              23,605,569
                                                                        ----------------
BANKING, SAVINGS & LOANS -- 9.3%
ABN Amro Holding NV                                           250,000          5,976,282
Anglo Irish Bank
  Corp. PLC                                                 1,230,835         23,350,616
ICICI Bank Limited
  Sponsored ADR (India)+                                      616,375          9,714,070
Joyo Bank Limited                                           1,346,000          5,981,296
Mitsubishi Tokyo
  Financial Group, Inc.                                         1,967         16,636,969
National Australia Bank                                       117,000          2,471,941
Royal Bank of Scotland
  Group PLC                                                   344,959         10,161,897
                                                                        ----------------
                                                                              74,293,071
                                                                        ----------------
BEVERAGES -- 2.9%
Foster's Group Limited                                      1,709,487          6,450,937
Heineken NV                                                   219,200          6,877,434
Pernod-Ricard SA                                               72,590         10,028,944
                                                                        ----------------
                                                                              23,357,315
                                                                        ----------------
BROADCASTING, PUBLISHING & PRINTING -- 6.1%
British Sky Broadcasting
  Group PLC                                                   164,013          1,529,512
Gestevision Telecinco SA*                                     165,167          3,150,409
Grupo Televisa SA
  Sponsored
  ADR (Mexico)                                                116,800          6,424,000
Mediaset SpA                                                  530,700          6,045,176
News Corp. Limited+                                           682,594          5,491,681
Societe
  Television Francaise 1+                                     231,430          6,963,819
Sogecable SA*                                                  66,800          2,637,190
Vivendi Universal SA*                                         341,380          9,308,436
ZEE Telefilms Limited                                       2,155,302          7,102,291
                                                                        ----------------
                                                                              48,652,514
                                                                        ----------------
BUILDING MATERIALS & CONSTRUCTION -- 0.0%
Sika AG*                                                          667   $        409,314
                                                                        ----------------
COMMERCIAL SERVICES -- 1.9%
Boskalis Westminster                                           56,354          1,514,080
BTG PLC*                                                    1,925,516          3,437,119
Leighton Holdings Limited+                                    461,573          3,856,135
Prosegur, Compania de
  Seguridad SA                                                171,549          2,946,745
Randstad Holdings NV                                           90,956          3,056,370
                                                                        ----------------
                                                                              14,810,449
                                                                        ----------------
COMMUNICATIONS -- 7.9%
Ericsson (LM) Cl. B*                                        6,669,500         19,410,780
Nokia Oyj                                                     294,800          4,521,586
SK Telecom Co. Limited
  ADR (South Korea)+                                          200,256          3,951,051
Tandberg ASA                                                1,320,800         12,343,352
Vodafone Group PLC                                          8,773,985         22,483,704
                                                                        ----------------
                                                                              62,710,473
                                                                        ----------------
COMPUTER & OTHER DATA PROCESSING
  SERVICE -- 0.8%
Autonomy Corp. PLC*                                           803,927          2,647,098
NIIT Limited                                                  393,112          1,374,167
NIIT Technologies Limited*                                    589,668          2,106,227
                                                                        ----------------
                                                                               6,127,492
                                                                        ----------------
COMPUTER RELATED SERVICES -- 1.7%
Getronics NV+ *                                               491,000          1,017,678
Infosys Technologies
  Limited                                                     304,324         12,778,887
                                                                        ----------------
                                                                              13,796,565
                                                                        ----------------
COMPUTERS & INFORMATION -- 0.7%
Buhrmann NV                                                   155,500          1,156,397
Logitech International SA
  Registered*                                                  82,932          4,291,736
                                                                        ----------------
                                                                               5,448,133
                                                                        ----------------
COSMETICS & PERSONAL CARE -- 0.8%
L'Oreal                                                        96,690          6,591,820
                                                                        ----------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 10.6%
ASM International NV+ *                                       440,400          6,262,488
Canon, Inc.                                                   225,000         11,104,036
Electrocomponents PLC                                         970,580          5,176,546
Epcos AG+ *                                                   294,048          4,466,171
Keyence Corp.                                                  31,990          7,190,053
Nidec Corp.                                                    52,600          5,683,569
Nippon Electric Glass Co.
  Limited                                                     283,000          6,323,234
Omron Corp.                                                   348,021          7,879,518
Samsung Electronics Co.
  Limited                                                       8,270   $      3,254,735
Sharp Corp.                                                   599,000          8,253,761
Sony Corp.                                                    156,400          5,434,200
TDK Corp.                                                      51,500          3,567,031
Ushio, Inc.                                                   563,000          9,748,183
                                                                        ----------------
                                                                              84,343,525
                                                                        ----------------
ENERGY -- 2.4%
BP PLC Sponsored
  ADR (United Kingdom)                                        136,300          7,939,475
Total SA+                                                      55,160         11,438,522
                                                                        ----------------
                                                                              19,377,997
                                                                        ----------------
ENTERTAINMENT & LEISURE -- 0.8%
UBI Soft
  Entertainment SA+ *                                          46,318            939,325
William Hill PLC                                              583,290          5,239,028
                                                                        ----------------
                                                                               6,178,353
                                                                        ----------------
FINANCIAL SERVICES -- 4.9%
3i Group PLC                                                  922,748          9,866,840
Collins Stewart
  Holdings PLC                                              1,528,691         10,961,683
Marschollek
  Lautenschlaeger und
  Partner AG+                                                 468,513          7,845,488
Societe Generale Cl. A                                         92,260          8,553,251
United Internet AG
  Registered                                                   73,311          1,781,837
                                                                        ----------------
                                                                              39,009,099
                                                                        ----------------
FOODS -- 1.8%
Cadbury Schweppes PLC                                         499,200          4,143,761
Carrefour SA                                                   49,540          2,167,323
Nestle SA                                                      15,724          3,713,342
Unilever PLC                                                  483,250          4,070,835
                                                                        ----------------
                                                                              14,095,261
                                                                        ----------------
HEAVY MACHINERY -- 1.9%
Technip-Coflexip SA+                                           94,380         14,770,709
                                                                        ----------------
HOUSEHOLD PRODUCTS -- 0.4%
SEB SA+                                                        33,036          3,316,419
                                                                        ----------------
INDUSTRIAL - DIVERSIFIED -- 0.9%
Siemens AG Registered                                          95,176          7,080,285
                                                                        ----------------
INFORMATION RETRIEVAL SERVICES -- 0.9%
Yahoo Japan Corp.+ *                                            1,590          7,195,461
                                                                        ----------------
INSURANCE -- 3.2%
Alleanza Assicurazioni SpA                                    343,000          4,042,233
Allianz AG                                                     19,274          2,048,512
AMP Limited                                                 1,599,948          7,617,090

    The accompanying notes are an integral part of the financial statements.

                                                         NUMBER OF           MARKET
                                                          SHARES              VALUE
                                                     ----------------   ----------------
Ceres Group, Inc.* ++                                          27,000   $        175,500
Ceres Group, Inc.,
  Preference* ++                                               66,772            434,018
Ceres Group, Inc.,
  Preference Callable* ++                                     900,000          5,850,000
Skandia Forsakrings AB                                      1,338,800          4,985,109
                                                                        ----------------
                                                                              25,152,462
                                                                        ----------------
MANUFACTURING -- 2.5%
Aalberts Industries NV                                        330,904         12,286,855
Konica Minolta
  Holdings, Inc.                                              565,000          7,518,293
                                                                        ----------------
                                                                              19,805,148
                                                                        ----------------
MEDICAL SUPPLIES -- 10.4%
Art Advanced Research
  Technologies, Inc.*                                       2,215,027          2,251,801
Cie Generale D'Optique
  Essilor International SA                                    122,650          8,311,464
Fujisawa Pharmaceutical
  Co. Limited                                                 130,000          3,396,700
Luxottica Group SpA+                                          466,100          8,592,065
NeuroSearch A/S*                                              242,395          8,806,690
Nicox SA*                                                   1,160,730          5,926,136
Novogen Limited*                                            5,576,300         20,001,260
Ortivus AB, A Shares*                                         228,600            931,992
Ortivus AB, B Shares*                                         679,410          2,367,825
Sanofi-Aventis                                                136,613          9,961,744
Shionogi & Co. Limited                                        341,000          5,280,828
SkyePharma PLC*                                             2,790,710          2,705,276
Terumo Corp.                                                  161,200          4,013,200
                                                                        ----------------
                                                                              82,546,981
                                                                        ----------------
METALS & MINING -- 2.9%
Cia Vale do Rio Doce
  Preferred Sponsored
  ADR (Brazil)                                                517,100          9,411,220
Impala Platinum Holdings
  Limited                                                      96,000          7,690,723
Rio Tinto PLC                                                 217,219          5,681,522
                                                                        ----------------
                                                                              22,783,465
                                                                        ----------------
PHARMACEUTICALS -- 5.6%
AstraZeneca PLC                                                34,390          1,408,936
Dr. Reddy's Laboratories
  Limited ADR (India)+                                        142,400          2,360,992
GlaxoSmithKline PLC                                           274,650          5,784,895
H. Lundbeck AS+                                               350,000          6,296,573
Marshall Edwards, Inc.*                                     1,745,300         14,382,693
Schering AG                                                   102,742          6,594,496
Takeda Pharmaceutical
  Co. Limited                                                  94,000          4,531,256
Teva Pharmaceutical
  Sponsored ADR (Israel)+                                     121,800          3,166,800
                                                                        ----------------
                                                                              44,526,641
                                                                        ----------------
REAL ESTATE -- 2.6%
Daito Trust Construction
  Co. Limited                                                 133,312   $      5,633,382
Solidere
  GDR (Lebanon)* +++                                          926,087          6,769,696
Sumitomo Realty &
  Development Co. Limited                                     772,000          8,497,231
                                                                        ----------------
                                                                              20,900,309
                                                                        ----------------
RETAIL -- 2.7%
Compagnie Financiere
  Richemont AG, A Units                                       142,224          4,028,933
Dixons Group PLC                                            2,812,561          8,863,995
LG Home Shopping, Inc.                                        137,422          6,726,152
Woolworths Limited                                            215,164          2,150,289
                                                                        ----------------
                                                                              21,769,369
                                                                        ----------------
TELEPHONE UTILITIES -- 1.9%
KDDI Corp.                                                      1,994          9,595,321
Telecom Italia Mobile SpA                                     998,500          5,877,157
                                                                        ----------------
                                                                              15,472,478
                                                                        ----------------
TRANSPORTATION -- 2.9%
Amadeus Global Travel
  Distribution SA Cl. A                                       674,079          5,525,485
Carnival Corp.                                                138,400          6,997,504
Hyundai Heavy Industries
  Co. Limited                                                 218,156          6,618,047
Tsakos Energy Navigation
  Limited                                                      96,894          3,623,836
                                                                        ----------------
                                                                              22,764,872
                                                                        ----------------

TOTAL EQUITIES
(COST $674,350,903)                                                          792,685,717
                                                                        ----------------
WARRANTS -- 0.0%

INSURANCE
Ceres Group, Inc.
  Warrants, Series C-1* ++                                     30,048            195,312
Ceres Group, Inc.
  Warrants, Series D* ++                                        2,700             17,550
                                                                        ----------------
                                                                                 212,862
                                                                        ----------------

TOTAL WARRANTS
(COST $0)                                                                        212,862
                                                                        ----------------

TOTAL LONG TERM INVESTMENTS
(COST $674,350,903)                                                          792,898,579
                                                                        ----------------

                                                         PRINCIPAL           MARKET
                                                          AMOUNT             VALUE
                                                     ----------------   ----------------
SHORT-TERM INVESTMENTS -- 7.4%

CASH EQUIVALENTS**
American AAdvantage
  Select Money
  Market Fund
  1.730% 11/01/2004                                  $        872,824   $        872,824
Bank of America
  Bank Note
  1.770% 12/03/2004                                         1,304,103          1,304,103
Bank of America
  Bank Note
  1.770% 01/18/2005                                         1,521,454          1,521,454
Bank of America
  Bank Note
  1.880% 12/23/2004                                         1,738,804          1,738,804
Bank of Montreal
  Eurodollar Time Deposit
  1.880% 11/24/2004                                            98,673             98,673
Bank of Nova Scotia
  Eurodollar Time Deposit
  1.800% 11/23/2004                                         1,097,620          1,097,620
Bank of the West
  Eurodollar Time Deposit
  1.790% 11/10/2004                                         1,738,804          1,738,804
BGI Institutional Money
  Market Fund                                               7,824,619          7,824,619
Calyon
  Eurodollar Time Deposit
  1.800% 11/01/2004                                         3,260,258          3,260,258
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.850% 05/18/2005                                         4,347,011          4,347,011
Citigroup
  Eurodollar Time Deposit
  1.865% 12/20/2004                                         2,608,206          2,608,206
Citigroup
  Eurodollar Time Deposit
  2.080% 01/28/2005                                         1,738,804          1,738,804
Dexia Group
  Eurodollar Time Deposit
  2.040% 01/21/2005                                           434,701            434,701
Fortis Bank
  Eurodollar Time Deposit
  1.770% 11/09/2004                                           652,052            652,052
Freddie Mac Discount Note
  1.732% 11/10/2004                                         3,473,575          3,473,575
Freddie Mac Discount Note
  1.736% 11/02/2004                                           652,052            652,052
General Electric
  Capital Corp.
  1.783% 11/10/2004                                         2,117,672          2,117,672

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL           MARKET
                                                          AMOUNT             VALUE
                                                     ----------------   ----------------
HBOS Halifax
  Bank of Scotland
  Eurodollar Time Deposit
  2.025% 01/21/2005                                  $        782,462   $        782,462
Keybank
  Eurodollar Time Deposit
  1.813% 11/01/2004                                         3,260,258          3,260,258
Merrill Lynch Premier
  Institutional Money
  Market Fund                                               1,055,592          1,055,592
Merrimac Cash Fund,
  Premium Class                                             3,260,258          3,260,258
Morgan Stanley Dean
  Witter & Co.
  1.955% 07/19/2005                                         2,869,027          2,869,027
Royal Bank of Canada
  Eurodollar Time Deposit
  1.780% 11/10/2004                                         1,738,804          1,738,804
Royal Bank of Canada
  Eurodollar Time Deposit
  1.813% 11/12/2004                                         1,738,804          1,738,804
Royal Bank of Canada
  Eurodollar Time Deposit
  1.900% 11/29/2004                                         2,173,505          2,173,505
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.670% 11/02/2004                                         2,386,509          2,386,509
Royal Bank of Scotland
  Eurodollar Time Deposit
  2.015% 01/21/2005                                           965,036            965,036
Toronto Dominion Bank
  Eurodollar Time Deposit
  1.700% 11/08/2004                                           652,052            652,052
Wells Fargo
  Eurodollar Time Deposit
  1.870% 11/22/2004                                           434,701            434,701
Wells Fargo
  Eurodollar Time Deposit
  1.910% 12/13/2004                                         2,173,505          2,173,505
                                                                        ----------------
                                                                              58,971,745
                                                                        ----------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                           58,971,745
                                                                        ----------------

TOTAL INVESTMENTS -- 107.0%
(COST $733,322,648)***                                                       851,870,324

OTHER ASSETS/
(LIABILITIES) -- (7.0%)                                                      (55,896,572)
                                                                        ----------------

NET ASSETS -- 100.0%                                                    $    795,973,752
                                                                        ================

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
*** See Note 7 for aggregate cost for Federal tax purposes. + Denotes all or a portion of security on loan.
++ This security is valued in good faith under procedures established by the board of directors.
+++ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $6,769,696 or 0.9% of net assets.The accompanying notes are an integral part of the financial statements.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INSTITUTIONAL FUNDS - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2004

                                                                                   MASSMUTUAL        MASSMUTUAL
                                                                                     MONEY         SHORT-DURATION
                                                                                     MARKET             BOND
                                                                                     FUND               FUND
                                                                                 ---------------   ---------------
ASSETS:
        Investments, at value (NOTE 2)(a)                                        $             -   $   335,734,393
        Short-term investments, at value (NOTE 2)(b)                                 526,375,914       136,583,163
                                                                                 ---------------   ---------------
        Total Investments(c)                                                         526,375,914       472,317,556
                                                                                 ---------------   ---------------
        Cash                                                                               2,714            20,028
        Foreign currency, at value(d)                                                          -                 -
        Receivables from:
           Investments sold                                                                    -                 -
           Investment adviser (NOTE 3)                                                         -                 -
           Fund shares sold                                                           13,095,985           211,462
           Interest and dividends                                                         52,529         4,180,170
           Foreign taxes withheld                                                              -                 -
                                                                                 ---------------   ---------------
            Total assets                                                             539,527,142       476,729,216
                                                                                 ---------------   ---------------
LIABILITIES:
        Payables for:
           Investments purchased                                                               -           392,567
           Dividends (NOTE 2)                                                            472,017                 -
           Fund shares repurchased                                                    15,763,101         1,545,196
           Securities on loan (NOTE 2)                                                         -        33,495,676
           Settlement of investments purchased on a commitment basis (NOTE 2)                  -         6,700,597
           Directors' fees and expenses (NOTE 3)                                          17,732            12,063
           Affiliates (NOTE 3):
            Investment management fees                                                   156,902           146,594
            Administration fees                                                           56,265            72,921
            Service fees                                                                  18,676            12,589
            Distribution fees                                                                  -                22
            Investment advisor                                                                 -                 -
        Due to custodian                                                                       -                 -
        Accrued expenses and other liabilities                                            39,154            37,781
                                                                                 ---------------   ---------------
            Total liabilities                                                         16,523,847        42,416,006
                                                                                 ---------------   ---------------
        NET ASSETS                                                               $   523,003,295   $   434,313,210
                                                                                 ===============   ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                          $   523,016,277   $   418,262,584
        Undistributed net investment income
           (distributions in excess of net investment income)                            (12,982)       12,590,169
        Accumulated net realized gain (loss) on investments                                    -          (767,602)
        Net unrealized appreciation on investments                                             -         4,228,059
                                                                                 ---------------   ---------------
                                                                                 $   523,003,295   $   434,313,210
                                                                                 ===============   ===============

  (a)   Cost of investments:                                                     $             -   $   331,514,762
  (b)   Cost of short-term investments:                                          $   526,375,914   $   136,574,735
  (c)   Securities on loan with market value of:                                 $             -   $    32,802,198
  (d)   Cost of foreign currency:                                                $             -   $             -

    The accompanying notes are an integral part of the financial statements.

                                                                                      MASSMUTUAL         MASSMUTUAL
                                                                                 INFLATION-PROTECTED        CORE
                                                                                        BOND                BOND
                                                                                        FUND                FUND
                                                                                 -------------------   ---------------
ASSETS:
        Investments, at value (NOTE 2)(a)                                        $       155,146,625   $ 1,502,965,591
        Short-term investments, at value (NOTE 2)(b)                                       1,580,350       229,991,932
                                                                                 -------------------   ---------------
        Total Investments(c)                                                             156,726,975     1,732,957,523
                                                                                 -------------------   ---------------
        Cash                                                                                       -           100,546
        Foreign currency, at value(d)                                                              -                 -
        Receivables from:
           Investments sold                                                                        -         7,238,349
           Investment adviser (NOTE 3)                                                        12,553                 -
           Fund shares sold                                                                   19,817         1,765,749
           Interest and dividends                                                            983,894        17,300,232
           Foreign taxes withheld                                                                  -                 -
                                                                                 -------------------   ---------------
            Total assets                                                                 157,743,239     1,759,362,399
                                                                                 -------------------   ---------------
LIABILITIES:
        Payables for:
           Investments purchased                                                                   -         8,200,423
           Dividends (NOTE 2)                                                                      -                 -
           Fund shares repurchased                                                            25,010         1,454,947
           Securities on loan (NOTE 2)                                                             -                 -
           Settlement of investments purchased on a commitment basis (NOTE 2)                      -       134,065,700
           Directors' fees and expenses (NOTE 3)                                                 706            48,233
           Affiliates (NOTE 3):
            Investment management fees                                                        63,070           648,971
            Administration fees                                                               15,711           199,486
            Service fees                                                                         959            48,048
            Distribution fees                                                                     22               253
            Investment advisor                                                                     -             2,535
        Due to custodian                                                                           -                 -
        Accrued expenses and other liabilities                                                30,486            74,077
                                                                                 -------------------   ---------------
            Total liabilities                                                                135,964       144,742,673
                                                                                 -------------------   ---------------
        NET ASSETS                                                               $       157,607,275   $ 1,614,619,726
                                                                                 ===================   ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                          $       153,618,872   $ 1,583,813,059
        Undistributed net investment income
           (distributions in excess of net investment income)                              3,270,740        (2,993,963)
        Accumulated net realized gain (loss) on investments                                  150,049        (4,590,426)
        Net unrealized appreciation on investments                                           567,614        38,391,056
                                                                                 -------------------   ---------------
                                                                                 $       157,607,275   $ 1,614,619,726
                                                                                 ===================   ===============

  (a)   Cost of investments:                                                     $       154,579,011   $ 1,464,578,196
  (b)   Cost of short-term investments:                                          $         1,580,350   $   229,988,271
  (c)   Securities on loan with market value of:                                 $                 -   $             -
  (d)   Cost of foreign currency:                                                $                 -   $             -

                                                                                  MASSMUTUAL                          MASSMUTUAL
                                                                                  DIVERSIFIED       MASSMUTUAL       INTERNATIONAL
                                                                                     BOND            BALANCED           EQUITY
                                                                                     FUND              FUND              FUND
                                                                                ---------------   ---------------   ---------------
ASSETS:
        Investments, at value (NOTE 2)(a)                                       $   236,209,883   $   245,709,889   $   792,898,579
        Short-term investments, at value (NOTE 2)(b)                                 17,118,864        52,780,399        58,971,745
                                                                                ---------------   ---------------   ---------------
        Total Investments(c)                                                        253,328,747       298,490,288       851,870,324
                                                                                ---------------   ---------------   ---------------
        Cash                                                                          1,150,200             1,856                 -
        Foreign currency, at value(d)                                                         -                 -            28,511
        Receivables from:
           Investments sold                                                             390,830        14,668,103         9,415,740
           Investment adviser (NOTE 3)                                                        -                 -                 -
           Fund shares sold                                                             313,416           104,343           469,797
           Interest and dividends                                                     2,923,288         1,185,922           648,866
           Foreign taxes withheld                                                             -                 -            55,959
                                                                                ---------------   ---------------   ---------------
            Total assets                                                            258,106,481       314,450,512       862,489,197
                                                                                ---------------   ---------------   ---------------
LIABILITIES:
        Payables for:
           Investments purchased                                                      2,998,571        14,899,810         5,452,087
           Dividends (NOTE 2)                                                                 -                 -                 -
           Fund shares repurchased                                                      282,566           294,117           682,855
           Securities on loan (NOTE 2)                                                        -        23,764,356        58,971,745
           Settlement of investments purchased on a commitment basis (NOTE 2)                 -                 -                 -
           Directors' fees and expenses (NOTE 3)                                          4,320            10,646            26,720
           Affiliates (NOTE 3):
            Investment management fees                                                  106,201           111,220           569,756
            Administration fees                                                          32,396            22,878           113,238
            Service fees                                                                  5,235             1,705             9,872
            Distribution fees                                                                27               114                32
            Investment advisor                                                                -                 -                 -
        Due to custodian                                                                      -                 -           572,641
        Accrued expenses and other liabilities                                           34,445            37,470           116,499
                                                                                ---------------   ---------------   ---------------
            Total liabilities                                                         3,463,761        39,142,316        66,515,445
                                                                                ---------------   ---------------   ---------------
        NET ASSETS                                                              $   254,642,720   $   275,308,196   $   795,973,752
                                                                                ===============   ===============   ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                         $   242,450,719   $   305,826,935   $ 1,033,008,114
        Undistributed net investment income
           (distributions in excess of net investment income)                         7,365,669         4,793,076        (6,048,951)
        Accumulated net realized gain (loss) on investments                             952,086       (47,054,636)     (349,531,726)
        Net unrealized appreciation on investments                                    3,874,246        11,742,821       118,546,315
                                                                                ---------------   ---------------   ---------------
                                                                                $   254,642,720   $   275,308,196   $   795,973,752
                                                                                ===============   ===============   ===============

  (a)   Cost of investments:                                                    $   232,335,637   $   233,967,068   $   674,350,903
  (b)   Cost of short-term investments:                                         $    17,118,864   $    52,780,399   $    58,971,745
  (c)   Securities on loan with market value of:                                $             -   $    22,906,276   $    56,128,707
  (d)   Cost of foreign currency:                                               $             -   $             -   $        27,979

                                                                              MASSMUTUAL       MASSMUTUAL
                                                                                MONEY        SHORT-DURATION
                                                                                MARKET            BOND
                                                                                FUND              FUND
                                                                           ---------------   ---------------
CLASS A SHARES:
        Net assets                                                         $    82,438,536   $    59,552,415
                                                                           ===============   ===============
        Shares outstanding                                                      82,438,545         5,663,358
                                                                           ===============   ===============
        Net asset value and redemption price per share                     $          1.00   $         10.52
                                                                           ===============   ===============
        Offering price per share
           (100/[100-maximum sales charge] of net asset value)             $             -   $         10.90
                                                                           ===============   ===============
CLASS L SHARES:
        Net assets                                                         $    61,345,083   $   196,396,622
                                                                           ===============   ===============
        Shares outstanding                                                      61,345,082        18,642,956
                                                                           ===============   ===============
        Net asset value, offering price and redemption price per share     $          1.00   $         10.53
                                                                           ===============   ===============
CLASS Y SHARES:
        Net assets                                                         $   123,384,292   $    49,562,558
                                                                           ===============   ===============
        Shares outstanding                                                     123,384,306         4,685,275
                                                                           ===============   ===============
        Net asset value, offering price and redemption price per share     $          1.00   $         10.58
                                                                           ===============   ===============
CLASS S SHARES:
        Net assets                                                         $   255,835,384   $   128,695,489
                                                                           ===============   ===============
        Shares outstanding                                                     255,835,377        12,093,504
                                                                           ===============   ===============
        Net asset value, offering price and redemption price per share     $          1.00   $         10.64
                                                                           ===============   ===============
CLASS N SHARES:
        Net assets                                                         $             -   $       106,126
                                                                           ===============   ===============
        Shares outstanding                                                               -            10,137
                                                                           ===============   ===============
        Net asset value, offering price and redemption price per share     $             -   $         10.47
                                                                           ===============   ===============

    The accompanying notes are an integral part of the financial statements.

                                                                                MASSMUTUAL         MASSMUTUAL
                                                                           INFLATION-PROTECTED        CORE
                                                                                  BOND                BOND
                                                                                  FUND                FUND
                                                                           -------------------   ---------------
CLASS A SHARES:
        Net assets                                                         $         4,446,799   $   227,160,475
                                                                           ===================   ===============
        Shares outstanding                                                             419,386        20,871,231
                                                                           ===================   ===============
        Net asset value and redemption price per share                     $             10.60   $         10.88
                                                                           ===================   ===============
        Offering price per share
           (100/[100-maximum sales charge] of net asset value)             $             11.13   $         11.42
                                                                           ===================   ===============
CLASS L SHARES:
        Net assets                                                         $         2,094,816   $   405,695,138
                                                                           ===================   ===============
        Shares outstanding                                                             196,508        37,098,237
                                                                           ===================   ===============
        Net asset value, offering price and redemption price per share     $             10.66   $         10.94
                                                                           ===================   ===============
CLASS Y SHARES:
        Net assets                                                         $        66,938,050   $   200,216,057
                                                                           ===================   ===============
        Shares outstanding                                                           6,272,671        18,254,779
                                                                           ===================   ===============
        Net asset value, offering price and redemption price per share     $             10.67   $         10.97
                                                                           ===================   ===============
CLASS S SHARES:
        Net assets                                                         $        84,020,986   $   780,441,525
                                                                           ===================   ===============
        Shares outstanding                                                           7,863,594        70,832,283
                                                                           ===================   ===============
        Net asset value, offering price and redemption price per share     $             10.68   $         11.02
                                                                           ===================   ===============
CLASS N SHARES:
        Net assets                                                         $           106,624   $     1,106,531
                                                                           ===================   ===============
        Shares outstanding                                                              10,050           102,518
                                                                           ===================   ===============
        Net asset value, offering price and redemption price per share     $             10.61   $         10.79
                                                                           ===================   ===============

                                                                              MASSMUTUAL                         MASSMUTUAL
                                                                             DIVERSIFIED        MASSMUTUAL      INTERNATIONAL
                                                                                BOND             BALANCED          EQUITY
                                                                                FUND               FUND             FUND
                                                                           ---------------   ---------------   ---------------
CLASS A SHARES:
        Net assets                                                         $    26,000,981   $     7,554,633   $    46,830,560
                                                                           ===============   ===============   ===============
        Shares outstanding                                                       2,348,620           830,554         4,856,101
                                                                           ===============   ===============   ===============
        Net asset value and redemption price per share                     $         11.07   $          9.10   $          9.64
                                                                           ===============   ===============   ===============
        Offering price per share
           (100/[100-maximum sales charge] of net asset value)             $         11.62   $          9.66   $         10.23
                                                                           ===============   ===============   ===============
CLASS L SHARES:
        Net assets                                                         $   117,092,654   $     2,779,413   $   185,394,176
                                                                           ===============   ===============   ===============
        Shares outstanding                                                      10,627,139           302,619        19,140,749
                                                                           ===============   ===============   ===============
        Net asset value, offering price and redemption price per share     $         11.02   $          9.18   $          9.69
                                                                           ===============   ===============   ===============
CLASS Y SHARES:
        Net assets                                                         $     7,221,195   $     2,083,001   $    39,105,931
                                                                           ===============   ===============   ===============
        Shares outstanding                                                         652,124           219,746         4,006,263
                                                                           ===============   ===============   ===============
        Net asset value, offering price and redemption price per share     $         11.07   $          9.48   $          9.76
                                                                           ===============   ===============   ===============
CLASS S SHARES:
        Net assets                                                         $   104,200,083   $   262,346,907   $   524,488,495
                                                                           ===============   ===============   ===============
        Shares outstanding                                                       9,383,502        28,439,372        53,621,626
                                                                           ===============   ===============   ===============
        Net asset value, offering price and redemption price per share     $         11.10   $          9.22   $          9.78
                                                                           ===============   ===============   ===============
CLASS N SHARES:
        Net assets                                                         $       127,807   $       544,242   $       154,590
                                                                           ===============   ===============   ===============
        Shares outstanding                                                          11,666            60,504            16,142
                                                                           ===============   ===============   ===============
        Net asset value, offering price and redemption price per share     $         10.96   $          9.00   $          9.58
                                                                           ===============   ===============   ===============

STATEMENT OF OPERATIONS

FOR THE TEN MONTH PERIOD ENDED OCTOBER 31, 2004

                                                                              MASSMUTUAL       MASSMUTUAL
                                                                                MONEY        SHORT-DURATION
                                                                                MARKET            BOND
                                                                                FUND              FUND
                                                                           ---------------   ---------------
INVESTMENT INCOME (NOTE 2):
        Dividends(a)                                                       $             -   $             -
        Interest(b)                                                              4,917,592        13,908,300
                                                                           ---------------   ---------------
           Total investment income                                               4,917,592        13,908,300
                                                                           ---------------   ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                      1,439,002         1,375,642
        Custody fees                                                                36,006            34,059
        Trustee reporting                                                            8,134             8,135
        Audit and legal fees                                                       150,840            24,990
        Proxy fees                                                                     527               527
        Shareholder reporting fees                                                  10,010             8,785
        Directors' fees (NOTE 3)                                                    11,891            10,230
                                                                           ---------------   ---------------
                                                                                 1,656,410         1,462,368
        Administration fees (NOTE 3):
           Class A                                                                 228,936           137,732
           Class L                                                                 161,647           483,450
           Class Y                                                                 151,670            73,184
           Class S                                                                 173,164           121,115
           Class N                                                                       -               319
        Distribution fees (NOTE 3):
           Class N                                                                       -               218
        Service fees (NOTE 3):
           Class A                                                                 172,236           108,723
           Class N                                                                       -               218
                                                                           ---------------   ---------------
           Total expenses                                                        2,544,063         2,387,327
        Expenses waived (NOTE 3)                                                   (14,899)                -
        Class A Administration fees waived (NOTE 3)                                (74,203)          (18,908)
        Class L Administration fees waived (NOTE 3)                                (53,436)          (65,676)
        Class N Administration fees waived (NOTE 3)                                      -               (38)
        Fees paid indirectly (NOTE 3)                                                    -                 -
                                                                           ---------------   ---------------
           Net expenses                                                          2,401,525         2,302,705
                                                                           ---------------   ---------------
           NET INVESTMENT INCOME                                                 2,516,067        11,605,595
                                                                           ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
           Investment transactions and forward commitments                          27,516         5,367,874
           Closed futures contracts                                                      -                 -
           Foreign currency transactions                                                 -                 -
                                                                           ---------------   ---------------
            Net realized gain                                                       27,516         5,367,874
                                                                           ---------------   ---------------
        Net change in unrealized appreciation (depreciation) on:
           Investments and forward commitments                                           -        (5,853,500)
           Translation of assets and liabilities in foreign currencies                   -                 -
                                                                           ---------------   ---------------
            Net unrealized gain (loss)                                                   -        (5,853,500)
                                                                           ---------------   ---------------
            NET REALIZED AND UNREALIZED GAIN (LOSS)                                 27,516          (485,626)
                                                                           ---------------   ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     2,543,583   $    11,119,969
                                                                           ===============   ===============

  (a)    Net of withholding tax of:                                        $             -   $             -
  (b)    Including securities lending income of:                           $             -   $        33,909

    The accompanying notes are an integral part of the financial statements.

                                                                                MASSMUTUAL         MASSMUTUAL
                                                                           INFLATION-PROTECTED        CORE
                                                                                  BOND                BOND
                                                                                  FUND                FUND
                                                                           -------------------   ---------------
INVESTMENT INCOME (NOTE 2):
        Dividends(a)                                                       $                 -   $        65,625
        Interest(b)                                                                  3,800,479        55,560,608
                                                                           -------------------   ---------------
           Total investment income                                                   3,800,479        55,626,233
                                                                           -------------------   ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                            401,507         6,122,325
        Custody fees                                                                     6,872           140,735
        Trustee reporting                                                                7,932             8,134
        Audit and legal fees                                                            22,196            95,769
        Proxy fees                                                                         527               527
        Shareholder reporting fees                                                      17,961            30,663
        Directors' fees (NOTE 3)                                                         1,375            37,274
                                                                           -------------------   ---------------
                                                                                       458,370         6,435,427
        Administration fees (NOTE 3):
           Class A                                                                       4,837           528,879
           Class L                                                                       3,486           934,414
           Class Y                                                                      55,841           197,369
           Class S                                                                      31,579           595,428
           Class N                                                                         308             3,360
        Distribution fees (NOTE 3):
           Class N                                                                         211             2,448
        Service fees (NOTE 3):
           Class A                                                                       3,820           447,665
           Class N                                                                         211             2,448
                                                                           -------------------   ---------------
           Total expenses                                                              558,663         9,147,438
        Expenses waived (NOTE 3)                                                       (28,924)                -
        Class A Administration fees waived (NOTE 3)                                          -           (85,519)
        Class L Administration fees waived (NOTE 3)                                          -          (155,661)
        Class N Administration fees waived (NOTE 3)                                          -              (468)
        Fees paid indirectly (NOTE 3)                                                        -                 -
                                                                           -------------------   ---------------
           Net expenses                                                                529,739         8,905,790
                                                                           -------------------   ---------------
           NET INVESTMENT INCOME                                                     3,270,740        46,720,443
                                                                           -------------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
           Investment transactions and forward commitments                             150,049        18,369,220
           Closed futures contracts                                                          -                 -
           Foreign currency transactions                                                     -                 -
                                                                           -------------------   ---------------
            Net realized gain                                                          150,049        18,369,220
                                                                           -------------------   ---------------
        Net change in unrealized appreciation (depreciation) on:
           Investments and forward commitments                                         567,614        (2,921,689)
           Translation of assets and liabilities in foreign currencies                       -                 -
                                                                           -------------------   ---------------
            Net unrealized gain (loss)                                                 567,614        (2,921,689)
                                                                           -------------------   ---------------
            NET REALIZED AND UNREALIZED GAIN (LOSS)                                    717,663        15,447,531
                                                                           -------------------   ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $         3,988,403   $    62,167,974
                                                                           ===================   ===============

  (a)    Net of withholding tax of:                                        $                 -   $             -
  (b)    Including securities lending income of:                           $                 -   $             -

                                                                              MASSMUTUAL                         MASSMUTUAL
                                                                             DIVERSIFIED        MASSMUTUAL      INTERNATIONAL
                                                                                BOND             BALANCED          EQUITY
                                                                                FUND               FUND             FUND
                                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME (NOTE 2):
        Dividends(a)                                                       $         5,061   $     2,468,860   $    11,871,055
        Interest(b)                                                              8,181,659         3,692,067           587,817
                                                                           ---------------   ---------------   ---------------
           Total investment income                                               8,186,720         6,160,927        12,458,872
                                                                           ---------------   ---------------   ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                        872,702         1,125,058         5,914,300
        Custody fees                                                                24,982            51,983           828,535
        Trustee reporting                                                            8,135             8,134             8,133
        Audit and legal fees                                                        23,758            87,231            30,454
        Proxy fees                                                                     527               126             1,109
        Shareholder reporting fees                                                   5,465             6,220            19,655
        Directors' fees (NOTE 3)                                                     4,846             7,218            22,494
                                                                           ---------------   ---------------   ---------------
                                                                                   940,415         1,285,970         6,824,680
        Administration fees (NOTE 3):
           Class A                                                                  49,977            24,337           122,308
           Class L                                                                 255,514            11,672           453,338
           Class Y                                                                  10,080             4,166            50,203
           Class S                                                                  91,295           190,109           536,951
           Class N                                                                     372             1,974               438
        Distribution fees (NOTE 3):
           Class N                                                                     249             1,108               317
        Service fees (NOTE 3):
           Class A                                                                  38,658            15,395           103,581
           Class N                                                                     249             1,108               317
                                                                           ---------------   ---------------   ---------------
           Total expenses                                                        1,386,809         1,535,839         8,092,133
        Expenses waived (NOTE 3)                                                         -                 -                 -
        Class A Administration fees waived (NOTE 3)                                (15,936)                -                 -
        Class L Administration fees waived (NOTE 3)                                (77,921)                -                 -
        Class N Administration fees waived (NOTE 3)                                    (92)                -                 -
        Fees paid indirectly (NOTE 3)                                                    -                 -           (76,993)
                                                                           ---------------   ---------------   ---------------
           Net expenses                                                          1,292,860         1,535,839         8,015,140
                                                                           ---------------   ---------------   ---------------
           NET INVESTMENT INCOME                                                 6,893,860         4,625,088         4,443,732
                                                                           ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
           Investment transactions and forward commitments                       1,635,884        16,827,251        51,526,948
           Closed futures contracts                                                      -           (90,751)                -
           Foreign currency transactions                                                 -                 -        (2,164,256)
                                                                           ---------------   ---------------   ---------------
            Net realized gain                                                    1,635,884        16,736,500        49,362,692
                                                                           ---------------   ---------------   ---------------
        Net change in unrealized appreciation (depreciation) on:
           Investments and forward commitments                                     994,848       (12,136,858)      (35,989,033)
           Translation of assets and liabilities in foreign currencies                   -                 -          (139,279)
                                                                           ---------------   ---------------   ---------------
            Net unrealized gain (loss)                                             994,848       (12,136,858)      (36,128,312)
                                                                           ---------------   ---------------   ---------------
            NET REALIZED AND UNREALIZED GAIN (LOSS)                              2,630,732         4,599,642        13,234,380
                                                                           ---------------   ---------------   ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     9,524,592   $     9,224,730   $    17,678,112
                                                                           ===============   ===============   ===============

  (a)    Net of withholding tax of:                                        $            20   $             -   $     1,322,597
  (b)    Including securities lending income of:                           $             -   $        15,362   $       564,509

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           MASSMUTUAL       MASSMUTUAL
                                                                             MONEY        SHORT-DURATION
                                                                             MARKET            BOND
                                                                              FUND             FUND
                                                                        ---------------   ---------------
INVESTMENT INCOME (NOTE 2):
        Dividends(a)                                                    $             -   $             -
        Interest(b)                                                           6,451,300        15,840,661
                                                                        ---------------   ---------------
           Total investment income                                            6,451,300        15,840,661
                                                                        ---------------   ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                   1,968,218         1,508,161
        Custody fees                                                             47,923            38,070
        Trustee reporting                                                         7,246             8,196
        Audit and legal fees                                                     23,862            22,189
        Proxy fees
        Shareholder reporting fees                                               24,133            17,100
        Directors' fees (NOTE 3)                                                 12,985             8,581
        Administration fees (NOTE 3):
           Class A                                                              328,480            96,921
           Class L                                                              219,288           512,869
           Class Y                                                              157,050            75,916
           Class S                                                              256,247           162,040
           Class N                                                                    -               377
        Distribution fees (NOTE 3):
           Class N                                                                    -               257
        Service fees (NOTE 3):
           Class A                                                              247,126            76,509
           Class N                                                                    -               257
                                                                        ---------------   ---------------
           Total expenses                                                     3,292,558         2,527,443
        Expenses waived (NOTE 3)                                                (15,115)                -
        Fees paid indirectly (NOTE 3)                                                 -                 -
                                                                        ---------------   ---------------
           Net expenses                                                       3,277,443         2,527,443
                                                                        ---------------   ---------------
           NET INVESTMENT INCOME                                              3,173,857        13,313,218
                                                                        ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
           Investment transactions and forward commitments                        2,128           532,335
           Closed futures contracts                                                   -                 -
        In-kind Transactions                                                          -                 -
           Foreign currency transactions                                              -                 -
                                                                        ---------------   ---------------
            Net realized gain                                                     2,128           532,335
                                                                        ---------------   ---------------
        Net change in unrealized appreciation (depreciation) on:
           Investments and forward commitments                                        -        (1,139,685)
           Translation of assets and liabilities in foreign currencies                -                 -
                                                                        ---------------   ---------------
            Net unrealized gain (loss)                                                -        (1,139,685)
                                                                        ---------------   ---------------
            NET REALIZED AND UNREALIZED GAIN (LOSS)                               2,128          (607,350)
                                                                        ---------------   ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     3,175,985   $    12,705,868
                                                                        ===============   ===============

(a)  Net of withholding tax of:                                         $             -   $             -
(b)  Including securities lending income of:                            $             -   $        23,107

    The accompanying notes are an integral part of the financial statements.

                                                                           MASSMUTUAL
                                                                      INFLATION-PROTECTED    MASSMUTUAL
                                                                             BOND            CORE BOND
                                                                             FUND               FUND
                                                                      -------------------  ---------------
INVESTMENT INCOME (NOTE 2):
        Dividends(a)                                                  $                 -  $       164,063
        Interest(b)                                                                     -       81,317,534
                                                                      -------------------  ---------------
           Total investment income                                                      -       81,481,597
                                                                      -------------------  ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                             -        9,274,755
        Custody fees                                                                    -          217,739
        Trustee reporting                                                               -            8,197
        Audit and legal fees                                                        1,650           36,579
        Proxy fees
        Shareholder reporting fees                                                      -           91,603
        Directors' fees (NOTE 3)                                                        -           44,573
        Administration fees (NOTE 3):
           Class A                                                                      -          569,646
           Class L                                                                      -        1,028,186
           Class Y                                                                      -          230,606
           Class S                                                                      -        1,142,452
           Class N                                                                      -            1,485
        Distribution fees (NOTE 3):
           Class N                                                                      -            1,082
        Service fees (NOTE 3):
           Class A                                                                      -          485,714
           Class N                                                                      -            1,082
                                                                      -------------------  ---------------
           Total expenses                                                           1,650       13,133,699
        Expenses waived (NOTE 3)                                                   (1,650)               -
        Fees paid indirectly (NOTE 3)                                                   -                -
                                                                      -------------------  ---------------
           Net expenses                                                            (1,650)      13,133,699
                                                                      -------------------  ---------------
           NET INVESTMENT INCOME                                                        -       68,347,898
                                                                      -------------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
           Investment transactions and forward commitments                              -       34,532,958
           Closed futures contracts                                                     -                -
        In-kind Transactions                                                            -        9,629,760
           Foreign currency transactions                                                -                -
                                                                      -------------------  ---------------
            Net realized gain                                                           -       44,162,718
                                                                      -------------------  ---------------
        Net change in unrealized appreciation (depreciation) on:
           Investments and forward commitments                                          -      (15,521,646)
           Translation of assets and liabilities in foreign currencies                  -                -
                                                                      -------------------  ---------------
            Net unrealized gain (loss)                                                  -      (15,521,646)
                                                                      -------------------  ---------------
            NET REALIZED AND UNREALIZED GAIN (LOSS)                                     -       28,641,072
                                                                      -------------------  ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $                 -  $    96,988,970
                                                                      ===================  ===============

(a)     Net of withholding tax of:                                    $                 -   $             -
(b)     Including securities lending income of:                       $                 -   $       156,153

                                                                           MASSMUTUAL                         MASSMUTUAL
                                                                          DIVERSIFIED       MASSMUTUAL      INTERNATIONAL
                                                                             BOND            BALANCED          EQUITY
                                                                             FUND              FUND             FUND
                                                                        ---------------  ---------------   ---------------
INVESTMENT INCOME (NOTE 2):
        Dividends(a)                                                    $        15,435  $     3,046,043   $    10,374,878
        Interest(b)                                                           4,197,494        4,689,903           924,436
                                                                        ---------------  ---------------   ---------------
           Total investment income                                            4,212,929        7,735,946        11,299,314
                                                                        ---------------  ---------------   ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                     401,580        1,298,144         5,840,362
        Custody fees                                                             19,203           55,464           803,189
        Trustee reporting                                                         8,196            8,196             8,197
        Audit and legal fees                                                     20,298           21,772            25,967
        Proxy fees
        Shareholder reporting fees                                                3,563           12,322            29,298
        Directors' fees (NOTE 3)                                                  1,738            6,175            15,477
        Administration fees (NOTE 3):
           Class A                                                               73,550           23,596           109,608
           Class L                                                               18,653           10,592           405,630
           Class Y                                                                4,387            4,449            58,173
           Class S                                                               60,553          221,314           544,185
           Class N                                                                  391              997               400
        Distribution fees (NOTE 3):
           Class N                                                                  262              560               289
        Service fees (NOTE 3):
           Class A                                                               56,892           14,927            92,825
           Class N                                                                  262              560               289
                                                                        ---------------  ---------------   ---------------
           Total expenses                                                       669,528        1,679,068         7,933,889
        Expenses waived (NOTE 3)                                                      -                -                 -
        Fees paid indirectly (NOTE 3)                                                 -                -          (138,442)
                                                                        ---------------  ---------------   ---------------
           Net expenses                                                         669,528        1,679,068         7,795,447
                                                                        ---------------  ---------------   ---------------
           NET INVESTMENT INCOME                                              3,543,401        6,056,878         3,503,867
                                                                        ---------------  ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
           Investment transactions and forward commitments                    1,224,737       (3,384,932)     (141,439,426)
           Closed futures contracts                                                   -           21,449                 -
        In-kind Transactions                                                          -                -                 -
           Foreign currency transactions                                              -                -        (3,936,021)
                                                                        ---------------  ---------------   ---------------
            Net realized gain                                                 1,224,737       (3,363,483)     (145,375,447)
                                                                        ---------------  ---------------   ---------------
        Net change in unrealized appreciation (depreciation) on:
           Investments and forward commitments                                1,870,255       42,767,827       447,032,503
           Translation of assets and liabilities in foreign currencies                -                -         1,526,310
                                                                        ---------------  ---------------   ---------------
            Net unrealized gain (loss)                                        1,870,255       42,767,827       448,558,813
                                                                        ---------------  ---------------   ---------------
            NET REALIZED AND UNREALIZED GAIN (LOSS)                           3,094,992       39,404,344       303,183,366
                                                                        ---------------  ---------------   ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     6,638,393  $    45,461,222   $   306,687,233
                                                                        ===============  ===============   ===============

(a)  Net of withholding tax of:                                         $           694  $             -  $     1,140,931
(b)  Including securities lending income of:                            $             -  $        14,490  $       859,444

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        MASSMUTUAL MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                               PERIOD               YEAR                YEAR
                                                                                ENDED              ENDED               ENDED
                                                                          OCTOBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                          ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                             $     2,516,067     $     3,173,857     $     7,555,193
        Net realized gain (loss) on investment transactions and
           forward commitments                                                     27,516               2,128              (6,000)
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                          -                   -              51,558
                                                                          ---------------     ---------------     ---------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                2,543,583           3,175,985           7,600,751
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                  (232,769)           (212,346)           (820,220)
        Class L                                                                  (274,458)           (288,229)           (685,167)
        Class Y                                                                  (534,807)           (508,505)         (1,379,443)
        Class S                                                                (1,474,033)         (2,164,777)         (4,672,606)
        Class N                                                                         -                   -                   -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                     (2,516,067)         (3,173,857)         (7,557,436)
                                                                          ---------------     ---------------     ---------------
        From net realized gains:
        Class A                                                                    (4,422)               (321)                  -
        Class L                                                                    (3,641)               (236)                  -
        Class Y                                                                    (4,754)               (319)                  -
        Class S                                                                   (14,869)             (1,083)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                           (27,686)             (1,959)                  -
                                                                          ---------------     ---------------     ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                 3,471,023         (11,363,632)            208,303
        Class L                                                                 5,945,076         (11,505,510)         13,755,308
        Class Y                                                                33,022,168         (16,727,096)         22,691,288
        Class S                                                               (13,439,052)        (62,801,958)        (60,635,208)
        Class N                                                                         -                   -                   -
                                                                          ---------------     ---------------     ---------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                               28,999,215        (102,398,196)        (23,980,309)
                                                                          ---------------     ---------------     ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                28,999,045        (102,398,027)        (23,936,994)
NET ASSETS:
        Beginning of period                                                   494,004,250         596,402,277         620,339,271
                                                                          ---------------     ---------------     ---------------
        End of period                                                     $   523,003,295     $   494,004,250     $   596,402,277
                                                                          ===============     ===============     ===============
        Undistributed net investment income (distributions in excess of net investment income) included in net assets at
           end of the year                                                $       (12,982)    $       (10,164)    $        (8,205)
                                                                          ===============     ===============     ===============

  *   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002

  **  FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003

    The accompanying notes are an integral part of the financial statements.

                                                                                      MASSMUTUAL SHORT-DURATION BOND FUND
                                                                          --------------------------------------------------------
                                                                               PERIOD               YEAR                YEAR
                                                                                ENDED              ENDED               ENDED
                                                                          OCTOBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                          ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                             $    11,605,595     $    13,313,218     $    13,274,085
        Net realized gain (loss) on investment transactions and
           forward commitments                                                  5,367,874             532,335            (468,213)
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                 (5,853,500)         (1,139,685)         10,466,777
                                                                          ---------------     ---------------     ---------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               11,119,969          12,705,868          23,272,649
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                         -          (1,618,600)           (811,483)
        Class L                                                                         -          (7,163,674)         (5,682,472)
        Class Y                                                                         -          (2,230,314)         (1,759,799)
        Class S                                                                         -          (5,115,170)         (6,085,127)
        Class N                                                                         -              (3,494)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                              -         (16,131,252)        (14,338,881)
                                                                          ---------------     ---------------     ---------------
        From net realized gains:
        Class A                                                                         -                   -                   -
        Class L                                                                         -                   -                   -
        Class Y                                                                         -                   -                   -
        Class S                                                                         -                   -                   -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                 -                   -                   -
                                                                          ---------------     ---------------     ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                15,209,996          22,602,558           9,148,032
        Class L                                                                 7,698,974          46,088,271          58,824,578
        Class Y                                                                (7,149,346)         13,519,938          28,253,145
        Class S                                                                (2,275,723)        (18,960,548)        (21,362,713)
        Class N                                                                         -               3,494             101,000*
                                                                          ---------------     ---------------     ---------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                               13,483,901          63,253,713          74,964,042
                                                                          ---------------     ---------------     ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                24,603,870          59,828,329          83,897,810
NET ASSETS:
        Beginning of period                                                   409,709,340         349,881,011         265,983,201
                                                                          ---------------     ---------------     ---------------
        End of period                                                     $   434,313,210     $   409,709,340     $   349,881,011
                                                                          ===============     ===============     ===============
        Undistributed net investment income (distributions in excess of net investment income) included in net assets at
           end of the year                                                $    12,590,169     $    (1,035,109)    $      (598,067)
                                                                          ===============     ===============     ===============

                                                                                      MASSMUTUAL
                                                                             INFLATION-PROTECTED BOND FUND
                                                                          ------------------------------------
                                                                              PERIOD              PERIOD
                                                                               ENDED             ENDED**
                                                                          OCTOBER 31, 2004   DECEMBER 31, 2003
                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                             $     3,270,740     $            --
        Net realized gain (loss) on investment transactions and
           forward commitments                                                    150,049                   -
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                    567,614                   -
                                                                          ---------------     ---------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                3,988,403                   -
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                         -                   -
        Class L                                                                         -                   -
        Class Y                                                                         -                   -
        Class S                                                                         -                   -
        Class N                                                                         -                   -
                                                                          ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                              -                   -
                                                                          ---------------     ---------------
        From net realized gains:
        Class A                                                                         -                   -
        Class L                                                                         -                   -
        Class Y                                                                         -                   -
        Class S                                                                         -                   -
                                                                          ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                 -                   -
                                                                          ---------------     ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                 4,288,970                 500
        Class L                                                                 1,997,697                 500
        Class Y                                                                65,281,112                 500
        Class S                                                                71,427,293          10,521,800
        Class N                                                                   100,000                 500
                                                                          ---------------     ---------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                              143,095,072          10,523,800
                                                                          ---------------     ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                               147,083,475          10,523,800
NET ASSETS:
        Beginning of period                                                    10,523,800                   -
                                                                          ---------------     ---------------
        End of period                                                     $   157,607,275     $    10,523,800
                                                                          ===============     ===============
        Undistributed net investment income (distributions in excess of net investment income) included in net assets at
           end of the year                                                $     3,270,740     $             -
                                                                          ===============     ===============

                                                                                         MASSMUTUAL CORE BOND FUND
                                                                          --------------------------------------------------------
                                                                              PERIOD               YEAR                 YEAR
                                                                               ENDED              ENDED                ENDED
                                                                          OCTOBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                          ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                             $    46,720,443     $    68,347,898     $    69,607,395
        Net realized gain (loss) on investment transactions and
           forward commitments                                                 18,369,220          44,162,718           8,602,681
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                 (2,921,689)        (15,521,646)         47,655,900
                                                                          ---------------     ---------------     ---------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING
              FROM OPERATIONS                                                  62,167,974          96,988,970         125,865,976
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                (7,137,125)        (11,039,067)         (5,928,124)
        Class L                                                               (13,457,864)        (19,415,058)        (11,402,171)
        Class Y                                                                (6,801,026)         (8,278,764)         (6,944,459)
        Class S                                                               (26,572,914)        (46,344,913)        (50,695,976)
        Class N                                                                   (31,786)            (68,612)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                    (54,000,715)        (85,146,414)        (74,970,730)
                                                                          ---------------     ---------------     ---------------
        From net realized gains:
        Class A                                                                (2,023,061)         (2,659,519)           (346,562)
        Class L                                                                (3,591,968)         (4,514,340)           (644,172)
        Class Y                                                                (1,746,369)         (1,880,301)           (379,696)
        Class S                                                                (6,859,616)        (10,721,055)         (2,750,659)
        Class N                                                                   (10,118)            (15,165)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                       (14,231,132)        (19,790,380)         (4,121,089)
                                                                          ---------------     ---------------     ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                23,668,287          52,551,451          92,670,603
        Class L                                                                59,699,996          65,078,908         106,633,057
        Class Y                                                                47,467,206         (17,168,894)         61,253,835
        Class S                                                               (32,761,106)       (442,857,087)        332,349,191
        Class N                                                                  (105,205)          1,165,079             101,000*
                                                                          ---------------     ---------------     ---------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                               97,969,178        (341,230,543)        593,007,686
                                                                          ---------------     ---------------     ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                91,905,305        (349,178,367)        639,781,843
NET ASSETS:
        Beginning of period                                                 1,522,714,421       1,871,892,788       1,232,110,945
                                                                          ---------------     ---------------     ---------------
        End of period                                                     $ 1,614,619,726     $ 1,522,714,421     $ 1,871,892,788
                                                                          ===============     ===============     ===============
        Undistributed net investment income (distributions in excess of net investment income) included in net assets at
           end of the year                                                $    (2,993,963)    $    (2,668,833)    $    (1,695,454)
                                                                          ===============     ===============     ===============

  *   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002

    The accompanying notes are an integral part of the financial statements.

                                                                                      MASSMUTUAL DIVERSIFIED BOND FUND
                                                                          --------------------------------------------------------
                                                                              PERIOD                YEAR                 YEAR
                                                                               ENDED               ENDED                ENDED
                                                                          OCTOBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                          ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                             $     6,893,860     $     3,543,401     $     2,325,908
        Net realized gain (loss) on investment transactions and
           forward commitments                                                  1,635,884           1,224,737              (8,530)
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                    994,848           1,870,255           1,572,282
                                                                          ---------------     ---------------     ---------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING
              FROM OPERATIONS                                                   9,524,592           6,638,393           3,889,660
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                         -            (206,037)           (711,439)
        Class L                                                                         -          (1,712,409)           (134,405)
        Class Y                                                                         -            (188,635)            (61,252)
        Class S                                                                         -          (1,941,978)         (1,566,360)
        Class N                                                                         -              (2,149)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                              -          (4,051,208)         (2,473,456)
                                                                          ---------------     ---------------     ---------------
        From net realized gains:
        Class A                                                                         -             (31,237)                  -
        Class L                                                                         -            (161,727)                  -
        Class Y                                                                         -             (18,000)                  -
        Class S                                                                         -            (185,723)                  -
        Class N                                                                         -                (283)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                 -            (396,970)                  -
                                                                          ---------------     ---------------     ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                12,860,762          (7,740,605)         14,040,932
        Class L                                                                48,583,054          65,061,345          (3,543,048)
        Class Y                                                                   (58,267)          2,975,065           3,647,815
        Class S                                                                25,396,901          33,572,471           9,109,988
        Class N                                                                    12,090               4,831             101,000*
                                                                          ---------------     ---------------     ---------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                               86,794,540          93,873,107          23,356,687
                                                                          ---------------     ---------------     ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                96,319,132          96,063,322          24,772,891
NET ASSETS:
        Beginning of period                                                   158,323,588          62,260,266          37,487,375
                                                                          ---------------     ---------------     ---------------
        End of period                                                     $   254,642,720     $   158,323,588     $    62,260,266
                                                                          ===============     ===============     ===============
        Undistributed net investment income (distributions in excess of net investment income) included in net assets at
           end of the year                                                $     7,365,669     $       (54,964)    $       (39,007)
                                                                          ===============     ===============     ===============

                                                                                           MASSMUTUAL BALANCED FUND
                                                                          --------------------------------------------------------
                                                                               PERIOD               YEAR                YEAR
                                                                                ENDED              ENDED               ENDED
                                                                          OCTOBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                          ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                             $     4,625,088     $     6,056,878     $     8,234,302
        Net realized gain (loss) on investment transactions and
           forward commitments                                                 16,736,500          (3,363,483)        (27,100,022)
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                (12,136,858)         42,767,827         (20,865,715)
                                                                          ---------------     ---------------     ---------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING
              FROM OPERATIONS                                                   9,224,730          45,461,222         (39,731,435)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                         -            (131,030)           (139,540)
        Class L                                                                         -             (44,639)            (91,598)
        Class Y                                                                         -             (43,277)            (69,654)
        Class S                                                                         -          (6,173,796)         (8,181,156)
        Class N                                                                         -             (10,156)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                              -          (6,402,898)         (8,481,948)
                                                                          ---------------     ---------------     ---------------
        From net realized gains:
        Class A                                                                         -                   -                   -
        Class L                                                                         -                   -                   -
        Class Y                                                                         -                   -                   -
        Class S                                                                         -                   -                   -
        Class N                                                                         -                   -                   -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                 -                   -                   -
                                                                          ---------------     ---------------     ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                    58,780             938,775            (760,826)
        Class L                                                                   288,711          (1,290,909)           (148,401)
        Class Y                                                                  (116,861)           (567,283)           (233,937)
        Class S                                                               (24,161,048)        (20,964,867)        (42,716,745)
        Class N                                                                     7,406             386,865             101,000*
                                                                          ---------------     ---------------     ---------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                              (23,923,012)        (21,497,419)        (43,758,909)
                                                                          ---------------     ---------------     ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                               (14,698,282)         17,560,905         (91,972,292)
NET ASSETS:
        Beginning of period                                                   290,006,478         272,445,573         364,417,865
                                                                          ---------------     ---------------     ---------------
        End of period                                                     $   275,308,196     $   290,006,478     $   272,445,573
                                                                          ===============     ===============     ===============
        Undistributed net investment income (distributions in excess of net investment income) included in net assets at
           end of the year                                                $     4,793,076     $      (130,896)    $       (83,208)
                                                                          ===============     ===============     ===============

                                                                                      MASSMUTUAL INTERNATIONAL EQUITY FUND
                                                                          --------------------------------------------------------
                                                                               PERIOD              YEAR                YEAR
                                                                                ENDED              ENDED               ENDED
                                                                          OCTOBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                          ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                             $     4,443,732     $     3,503,867     $     8,835,011
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                 49,362,692        (145,375,447)       (153,956,478)
        Net change in unrealized appreciation (depreciation) on
           investments and forward commitments                                (36,128,312)        448,558,813        (105,287,248)
                                                                          ---------------     ---------------     ---------------
           NET INCREASE (DECREASE) IN NET ASSETS RESULTING
             FROM OPERATIONS                                                   17,678,112         306,687,233        (250,408,715)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                  (186,303)           (146,033)           (251,552)
        Class L                                                                  (744,800)           (851,505)           (891,605)
        Class Y                                                                  (160,197)           (247,474)           (447,982)
        Class S                                                                (2,188,376)         (3,454,180)         (5,128,278)
        Class N                                                                      (588)                (73)                  -
                                                                          ---------------     ---------------     ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                     (3,280,264)         (4,699,265)         (6,719,417)
                                                                          ---------------     ---------------     ---------------
        Tax return of capital:
        Class A                                                                         -                   -             (14,617)
        Class L                                                                         -                   -             (52,542)
        Class Y                                                                         -                   -             (26,469)
        Class S                                                                         -                   -            (301,428)
                                                                          ---------------     ---------------     ---------------
            TOTAL TAX RETURN OF CAPITAL                                                 -                   -            (395,056)
                                                                          ---------------     ---------------     ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                (4,669,208)          3,366,745           5,283,168
        Class L                                                                (1,925,417)         23,974,104          27,652,859
        Class Y                                                                (5,671,679)        (15,079,229)            652,866
        Class S                                                               (72,730,664)        (57,773,350)        (85,930,691)
        Class N                                                                         6                  73             101,000*
                                                                          ---------------     ---------------     ---------------
            DECREASE IN NET ASSETS FROM NET FUND
              SHARE TRANSACTIONS                                              (84,996,962)        (45,511,657)        (52,240,798)
                                                                          ---------------     ---------------     ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                               (70,599,114)        256,476,311        (309,763,986)
NET ASSETS:
        Beginning of period                                                   866,572,866         610,096,555         919,860,541
                                                                          ---------------     ---------------     ---------------
        End of period                                                     $   795,973,752     $   866,572,866     $   610,096,555
                                                                          ===============     ===============     ===============
        Distributions in excess of net investment income included
           in net assets at end of the year                               $    (6,048,951)    $    (5,487,437)    $             -
                                                                          ===============     ===============     ===============

  *   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MONEY MARKET FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         CLASS A
                                                                                         -------
                                                          PERIOD ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                           10/31/04++          12/31/03           12/31/02@          12/31/01@
                                                          ------------       ------------        ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       1.00       $       1.00        $       1.00      $       1.00
                                                          ------------       ------------        ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.00***@@          0.00***@@           0.01***           0.03***
  Net realized and unrealized gain
     (loss) on investments                                        0.00@@             0.00@@              0.00@@            0.00@@
                                                          ------------       ------------        ------------      ------------
       Total income from investment operations                    0.00               0.00                0.01              0.03
                                                          ------------       ------------        ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.00)@@           (0.00)@@            (0.01)            (0.03)
  From net realized gains                                        (0.00)@@           (0.00)@@                -                 -
                                                          ------------       ------------        ------------      ------------
       Total distributions                                           -              (0.00)              (0.01)            (0.03)
                                                          ------------       ------------        ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00       $       1.00        $       1.00      $       1.00
                                                          ============       ============        ============      ============
TOTAL RETURN(a)                                                   0.28%**            0.20%               0.92%             3.62%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     82,439       $     78,968        $     90,331      $     90,121
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.98%*             0.95%               0.95%             0.96%
     After expense waiver#                                        0.86%*             0.94%                N/A               N/A
  Net investment income to average daily
     net assets                                                   0.34%*             0.21%               0.92%             3.28%

                                                                      CLASS A
                                                                      -------
                                                           YEAR ENDED         YEAR ENDED
                                                            12/31/00@         12/31/99@
                                                          ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       1.00       $       0.99
                                                          ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.06***            0.05***
  Net realized and unrealized gain
     (loss) on investments                                       (0.00)@@           (0.00)@@
                                                          ------------       ------------
       Total income from investment operations                    0.06               0.05
                                                          ------------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.06)             (0.04)
  From net realized gains                                            -                  -
                                                          ------------       ------------
       Total distributions                                       (0.06)             (0.04)
                                                          ------------       ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00       $       1.00
                                                          ============       ============
TOTAL RETURN(a)                                                   5.84%              4.59%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     29,149       $      3,548
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.95%              1.04%
     After expense waiver#                                         N/A                N/A
  Net investment income to average daily
     net assets                                                   5.95%              4.89%

                                                                                          CLASS L
                                                                                          -------
                                                          PERIOD ENDED         YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                           10/31/04++           12/31/03           12/31/02@         12/31/01@
                                                          ------------        ------------        ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       1.00        $       1.00        $       1.00      $       1.00
                                                          ------------        ------------        ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.00***@@           0.00***@@           0.01***           0.04***
  Net realized and unrealized gain
     (loss) on investments                                        0.00@@              0.00@@              0.00@@            0.00@@
                                                          ------------        ------------        ------------      ------------
       Total income from investment operations                    0.00                0.00                0.01              0.04
                                                          ------------        ------------        ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.00)@@            (0.00)@@            (0.01)            (0.04)
  From net realized gains                                        (0.00)@@            (0.00)@@                -                 -
                                                          ------------        ------------        ------------      ------------
       Total distributions                                           -               (0.00)              (0.01)            (0.04)
                                                          ------------        ------------        ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00        $       1.00        $       1.00      $       1.00
                                                          ============        ============        ============      ============
TOTAL RETURN(a)                                                   0.47%**             0.44%               1.19%             3.88%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     61,345        $     55,400        $     66,906      $     53,151
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.74%*              0.70%               0.70%             0.71%
     After expense waiver#                                        0.63%*               N/A                 N/A               N/A
  Net investment income to average daily
     net assets                                                   0.56%*              0.44%               1.17%             3.58%

                                                                      CLASS L
                                                                      -------
                                                           YEAR ENDED       PERIOD ENDED
                                                           12/31/00@         12/31/99+@
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       0.99      $       1.00
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.07***           0.04***
  Net realized and unrealized gain
     (loss) on investments                                       (0.00)@@          (0.01)
                                                          ------------      ------------
       Total income from investment operations                    0.07              0.03
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.06)            (0.04)
  From net realized gains                                            -                 -
                                                          ------------      ------------
       Total distributions                                       (0.06)            (0.04)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00      $       0.99
                                                          ============      ============
TOTAL RETURN(a)                                                   6.07%             3.34%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     24,010      $      9,842
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.70%             0.76%*
     After expense waiver#                                         N/A               N/A
  Net investment income to average daily
     net assets                                                   6.25%             6.11%*

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @   AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS.
  @@ NET INVESTMENT INCOME, NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DISTRIBUTIONS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  + FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003, AND THE PERIOD ENDED OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                        CLASS Y
                                                                                        -------
                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++         12/31/03          12/31/02@        12/31/01@
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       1.00      $       1.00      $       1.00      $       1.00
                                                          ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.01***           0.01***           0.01***           0.04***
  Net realized and unrealized gain
     (loss) on investments                                        0.00@@            0.00@@            0.01              0.00@@
                                                          ------------      ------------      ------------      ------------
       Total income from investment operations                    0.01              0.01              0.02              0.04
                                                          ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.01)            (0.01)            (0.02)            (0.04)
  From net realized gains                                        (0.00)@@          (0.00)@@              -                 -
                                                          ------------      ------------      ------------      ------------
       Total distributions                                       (0.01)            (0.01)            (0.02)            (0.04)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00      $       1.00      $       1.00      $       1.00
                                                          ============      ============      ============      ============
TOTAL RETURN(a)                                                   0.51%**           0.59%             1.33%             4.04%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    123,384      $     90,362      $    107,089      $     84,481
  Net expenses to average daily net assets                        0.59%*            0.55%             0.55%             0.56%
  Net investment income to average daily
     net assets                                                   0.64%*            0.59%             1.31%             3.87%

                                                                     CLASS Y
                                                                     -------
                                                           YEAR ENDED        YEAR ENDED
                                                           12/31/00@         12/31/99@
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       0.99      $       0.98
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.06***           0.06***
  Net realized and unrealized gain
     (loss) on investments                                       (0.00)@@          (0.01)
                                                          ------------      ------------
       Total income from investment operations                    0.06              0.05
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.05)            (0.04)
  From net realized gains                                            -                 -
                                                          ------------      ------------
       Total distributions                                       (0.05)            (0.04)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00      $       0.99
                                                          ============      ============
TOTAL RETURN(a)                                                   6.25%             5.13%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     62,858      $     33,392
  Net expenses to average daily net assets                        0.55%             0.57%
  Net investment income to average daily
     net assets                                                   6.15%             5.60%

                                                                                        CLASS S
                                                                                        -------
                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++         12/31/03          12/31/02@        12/31/01@
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       1.00      $       1.00      $       1.00      $       1.00
                                                          ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.01***           0.01***           0.01***           0.04***
  Net realized and unrealized gain
     (loss) on investments                                        0.00@@            0.00@@            0.01              0.00@@
                                                          ------------      ------------      ------------      ------------
       Total income from investment operations                    0.01              0.01              0.02              0.04
                                                          ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.01)            (0.01)            (0.02)            (0.04)
  From net realized gains                                        (0.00)@@          (0.00)@@              -                 -
                                                          ------------      ------------      ------------      ------------
       Total distributions                                       (0.01)            (0.01)            (0.02)            (0.04)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00      $       1.00      $       1.00      $       1.00
                                                          ============      ============      ============      ============
TOTAL RETURN(a)                                                   0.59%**           0.69%             1.42%             4.14%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    255,835      $    269,275      $    332,076      $    392,587
  Net expenses to average daily net assets                        0.48%*            0.45%             0.45%             0.45%
  Net investment income to average daily
     net assets                                                   0.70%*            0.70%             1.43%             4.03%

                                                                      CLASS S
                                                                      -------
                                                           YEAR ENDED        YEAR ENDED
                                                           12/31/00@         12/31/99@
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       0.99      $       0.98
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.06***           0.05***
  Net realized and unrealized gain
     (loss) on investments                                       (0.00)@@          (0.00)@@
                                                          ------------      ------------
       Total income from investment operations                    0.06              0.05
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.05)            (0.04)
  From net realized gains                                            -                 -
                                                          ------------      ------------
       Total distributions                                       (0.05)            (0.04)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       1.00      $       0.99
                                                          ============      ============
TOTAL RETURN(a)                                                   6.37%             5.10%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    389,011      $    316,805
  Net expenses to average daily net assets                        0.45%             0.48%
  Net investment income to average daily
     net assets                                                   6.22%             5.06%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @   AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS.
  @@ NET INVESTMENT INCOME, NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DISTRIBUTIONS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-DURATION BOND FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          CLASS A
                                                                                          -------
                                                          PERIOD ENDED          YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++            12/31/03          12/31/02        12/31/01(b)
                                                          ------------         ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.27         $      10.34      $      10.03      $       9.98
                                                          ------------         ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.27***              0.34***           0.40***           0.49***
  Net realized and unrealized gain
     (loss) on investments                                       (0.02)               (0.01)             0.32              0.10
                                                          ------------         ------------      ------------      ------------
       Total income from investment operations                    0.25                 0.33              0.72              0.59
                                                          ------------         ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -                (0.40)            (0.41)            (0.54)
  From net realized gains                                            -                    -                 -                 -
                                                          ------------         ------------      ------------      ------------
       Total distributions                                           -                (0.40)            (0.41)            (0.54)
                                                          ------------         ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.52         $      10.27      $      10.34      $      10.03
                                                          ============         ============      ============      ============
TOTAL RETURN(a)                                                   2.43%**(c)           3.22%             7.19%             5.94%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     59,552         $     43,144      $     21,199      $     11,473
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.99%*               0.99%             0.99%             0.99%
     After expense waiver#                                        0.95%*                N/A               N/A               N/A
  Net investment income to average daily net assets               3.14%*               3.20%             3.88%             4.67%
  Portfolio turnover rate                                           78%**                41%               19%               24%

                                                                       CLASS A
                                                                       -------
                                                           YEAR ENDED           YEAR ENDED
                                                            12/31/00             12/31/99
                                                          ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.98         $      10.31
                                                          ------------         ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.63***              0.50***
  Net realized and unrealized gain
     (loss) on investments                                       (0.03)               (0.24)
                                                          ------------         ------------
       Total income from investment operations                    0.60                 0.26
                                                          ------------         ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.60)               (0.58)
  From net realized gains                                            -                (0.01)
                                                          ------------         ------------
       Total distributions                                       (0.60)               (0.59)
                                                          ------------         ------------
NET ASSET VALUE, END OF PERIOD                            $       9.98         $       9.98
                                                          ============         ============
TOTAL RETURN(a)                                                   6.04%                2.51%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      5,359         $        134
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.99%                1.05%
     After expense waiver#                                         N/A                  N/A
  Net investment income to average daily net assets               6.08%                4.81%
  Portfolio turnover rate                                           55%                  59%

                                                                                       CLASS L
                                                                                       -------
                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++         12/31/03          12/31/02         12/31/01(b)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.27      $      10.32      $      10.01      $       9.95
                                                          ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.29***           0.36***           0.43***           0.51***
  Net realized and unrealized gain
     (loss) on investments                                       (0.03)             0.01              0.32              0.10
                                                          ------------      ------------      ------------      ------------
       Total income from investment operations                    0.26              0.37              0.75              0.61
                                                          ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -             (0.42)            (0.44)            (0.55)
  From net realized gains                                            -                 -                 -                 -
                                                          ------------      ------------      ------------      ------------
       Total distributions                                           -             (0.42)            (0.44)            (0.55)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.53      $      10.27      $      10.32      $      10.01
                                                          ============      ============      ============      ============
TOTAL RETURN(a)                                                   2.53%**           3.55%             7.47%             6.16%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    196,397      $    183,757      $    139,555      $     77,789
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.74%*            0.74%             0.74%             0.74%
     After expense waiver#                                        0.70%*             N/A               N/A               N/A
  Net investment income to average daily net assets               3.35%*            3.46%             4.13%             4.96%
  Portfolio turnover rate                                           78%**             41%               19%               24%

                                                                      CLASS L
                                                                      -------
                                                           YEAR ENDED       PERIOD ENDED
                                                            12/31/00         12/31/99+
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.92      $      10.42
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.63***           0.38***
  Net realized and unrealized gain
     (loss) on investments                                       (0.00)@           (0.23)
                                                          ------------      ------------
       Total income from investment operations                    0.63              0.15
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.60)            (0.64)
  From net realized gains                                            -             (0.01)
                                                          ------------      ------------
       Total distributions                                       (0.60)            (0.65)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       9.95      $       9.92
                                                          ============      ============
TOTAL RETURN(a)                                                   6.37%             1.48%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     45,694      $      1,524
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.74%             0.75%*
     After expense waiver#                                         N/A               N/A
  Net investment income to average daily net assets               6.14%             5.39%*
  Portfolio turnover rate                                           55%               59%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS IS LESS THAN $0.01 PER
      SHARE.
  + FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 3, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME PER SHARE OF $0.02, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF $0.02, AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.20%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
  (c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04+         12/31/03          12/31/02         12/31/01(b)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.30      $      10.37      $      10.05      $       9.99
                                                          ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.30***           0.38***           0.44***           0.53***
  Net realized and unrealized gain
     (loss) on investments                                       (0.02)            (0.02)             0.34              0.10
                                                          ------------      ------------      ------------      ------------
       Total income from investment operations                    0.28              0.36              0.78              0.63
                                                          ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -             (0.43)            (0.46)            (0.57)
  From net realized gains                                            -                 -                 -                 -
                                                          ------------      ------------      ------------      ------------
       Total distributions                                           -             (0.43)            (0.46)            (0.57)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.58      $      10.30      $      10.37      $      10.05
                                                          ============      ============      ============      ============
TOTAL RETURN(a)                                                   2.72%**           3.50%             7.73%             6.35%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     49,563      $     55,458      $     42,750      $     14,733
  Net expenses to average daily net assets                        0.59%*            0.59%             0.59%             0.59%
  Net investment income to average daily
     net assets                                                   3.45%*            3.60%             4.24%             5.08%
  Portfolio turnover rate                                           78%**             41%               19%               24%

                                                                      CLASS Y
                                                                      -------
                                                           YEAR ENDED        YEAR ENDED
                                                            12/31/00          12/31/99
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.96      $      10.31
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.65***           0.57***
  Net realized and unrealized gain
     (loss) on investments                                       (0.01)            (0.27)
                                                          ------------      ------------
       Total income from investment operations                    0.64              0.30
                                                          ------------      ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.61)            (0.64)
  From net realized gains                                            -             (0.01)
                                                          ------------      ------------
       Total distributions                                       (0.61)            (0.65)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       9.99      $       9.96
                                                          ============      ============
TOTAL RETURN(a)                                                   6.44%             3.04%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      6,644      $      1,808
  Net expenses to average daily net assets                        0.58%             0.61%
  Net investment income to average daily
     net assets                                                   6.26%             5.45%
  Portfolio turnover rate                                           55%               59%

                                                                                        CLASS S
                                                                                        -------
                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04+         12/31/03          12/31/02         12/31/01(b)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.36      $      10.41      $      10.08      $      10.01
                                                          ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.30***           0.39***           0.45***           0.54***
  Net realized and unrealized gain
     (loss) on investments                                       (0.02)            (0.01)             0.33              0.10
                                                          ------------      ------------      ------------      ------------
       Total income from investment operations                    0.28              0.38              0.78              0.64
                                                          ------------      ------------      ------------      ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -             (0.43)            (0.45)            (0.57)
  From net realized gains                                            -                 -                 -                 -
                                                          ------------      ------------      ------------      ------------
       Total distributions                                           -             (0.43)            (0.45)            (0.57)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.64      $      10.36      $      10.41      $      10.08
                                                          ============      ============      ============      ============
TOTAL RETURN(a)                                                   2.70%**           3.68%             7.75%             6.42%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    128,695      $    127,246      $    146,276      $    161,988
  Net expenses to average daily net assets                        0.54%*            0.54%             0.54%             0.54%
  Net investment income to average daily
     net assets                                                   3.48%*            3.67%             4.38%             5.19%
  Portfolio turnover rate                                           78%**             41%               19%               24%

                                                                     CLASS S
                                                                     -------
                                                           YEAR ENDED        YEAR ENDED
                                                            12/31/00          12/31/99
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.97      $      10.30
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.63***           0.56***
  Net realized and unrealized gain
     (loss) on investments                                        0.02             (0.24)
                                                          ------------      ------------
       Total income from investment operations                    0.65              0.32
                                                          ------------      ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.61)            (0.64)
  From net realized gains                                            -             (0.01)
                                                          ------------      ------------
       Total distributions                                       (0.61)            (0.65)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.01      $       9.97
                                                          ============      ============
TOTAL RETURN(a)                                                   6.48%             3.10%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    182,669      $    211,137
  Net expenses to average daily net assets                        0.54%             0.54%
  Net investment income to average daily
     net assets                                                   6.15%             5.34%
  Portfolio turnover rate                                           55%               59%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +   FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME PER SHARE OF $0.02, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF $0.02, AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.20%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS N
                                                                              -------
                                                          PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                                           10/31/04++          12/31/03        12/31/02+
                                                          ------------       ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.25       $      10.30     $      10.31
                                                          ------------       ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.25***            0.31***         (0.00)***@
  Net realized and unrealized loss on investments                (0.03)             (0.00)@          (0.01)
                                                          ------------       ------------     ------------
       Total income (loss) from investment operations             0.22               0.31            (0.01)
                                                          ------------       ------------     ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -              (0.36)               -
                                                          ------------       ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      10.47       $      10.25     $      10.30
                                                          ============       ============     ============
TOTAL RETURN(a)                                                   2.15%**(b)         2.98%(b)            -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $        106       $        104     $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.29%*             1.29%               -@@
     After expense waiver#                                        1.25%*              N/A              N/A
  Net investment income to average daily net assets               2.92%*             2.92%               -@@
  Portfolio turnover rate                                           78%**              41%              19%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @ NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  +   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  @@  AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 3, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGES AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INFLATION-PROTECTED BOND FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        CLASS A                              CLASS L
                                                        -------                              -------
                                           PERIOD ENDED          PERIOD ENDED    PERIOD ENDED       PERIOD ENDED
                                            10/31/04++            12/31/03+       10/31/04++         12/31/03+
                                           ------------          ------------    ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $      10.00          $      10.00    $      10.00       $      10.00
                                           ------------          ------------    ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.36***                  -            0.33***               -
  Net realized and unrealized gain on
     investments                                   0.24                     -            0.33                  -
                                           ------------          ------------    ------------       ------------
       Total income from investment
         operations                                0.60                     -            0.66                  -
                                           ------------          ------------    ------------       ------------
NET ASSET VALUE, END OF PERIOD             $      10.60          $      10.00    $      10.66       $      10.00
                                           ============          ============    ============       ============
TOTAL RETURN(a)                                    6.00%**(b)               -@@          6.60%**               -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $      4,447          $          1    $      2,095       $          1
  Ratio of expenses to average daily
     net assets:
     Before expense waiver                         1.11%*                   -@@          0.86%*                -@@
     After expense waiver#                         1.08%*                   -@@          0.83%*                -@@
  Net investment income to average daily
     net assets                                    4.11%*                   -@@          3.82%*                -@@
  Portfolio turnover rate                             4%**                N/A               4%**             N/A

                                                                      CLASS Y                           CLASS S
                                                                      -------                           -------
                                                          PERIOD ENDED        PERIOD ENDED   PERIOD ENDED     PERIOD ENDED
                                                           10/31/04++          12/31/03+      10/31/04++       12/31/03+
                                                          ------------        ------------   ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.00        $      10.00   $      10.00     $      10.00
                                                          ------------        ------------   ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.34***                -           0.34***             -
  Net realized and unrealized gain on
     investments                                                  0.33                   -           0.34                -
                                                          ------------        ------------   ------------     ------------
       Total income from investment
         operations                                               0.67                   -           0.68                -
                                                          ------------        ------------   ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      10.67        $      10.00   $      10.68     $      10.00
                                                          ============        ============   ============     ============
TOTAL RETURN(a)                                                   6.70%**                -@@         6.80%**             -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     66,938        $          1   $     84,021     $     10,521
  Ratio of expenses to average daily
     net assets:
     Before expense waiver                                        0.71%*                 -@@         0.61%*              -@@
     After expense waiver#                                        0.68%*                 -@@         0.58%*              -@@
  Net investment income to average daily
     net assets                                                   3.92%*                 -@@         3.90%*              -@@
  Portfolio turnover rate                                            4%**              N/A              4%**           N/A

                                                                      CLASS N
                                                                      -------
                                                          PERIOD ENDED        PERIOD ENDED
                                                           10/31/04++          12/31/03+
                                                          ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.00        $      10.00
                                                          ------------        ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.22***                -
  Net realized and unrealized gain on
     investments                                                  0.39                   -
                                                          ------------        ------------
       Total income from investment
         operations                                               0.61                   -
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      10.61        $      10.00
                                                          ============        ============
TOTAL RETURN(a)                                                   6.10%**(b)             -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $        107        $          1
  Ratio of expenses to average daily
     net assets:
     Before expense waiver                                        1.41%*                 -@@
     After expense waiver#                                        1.38%*                 -@@
  Net investment income to average daily
     net assets                                                   2.62%*                 -@@
  Portfolio turnover rate                                            4%**              N/A

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +   THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2003.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  @@  AMOUNTS ARE DE MINIMIS DUE TO SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE PERIOD ENDED OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS THEY SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE FOR CLASS A AND A CONTINGENT DEFERRED SALES CHARGE FOR CLASS N AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                          PERIOD ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++          12/31/03          12/31/02         12/31/01(b)
                                                          ------------       ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.93       $      11.18      $      10.76      $      10.65
                                                          ------------       ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.31***            0.36***           0.48***           0.56***
  Net realized and unrealized gain
    (loss) on investments                                         0.10               0.17              0.42              0.21
                                                          ------------       ------------      ------------      ------------
      Total income (loss) from investment
        operations                                                0.41               0.53              0.90              0.77
                                                          ------------       ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.36)             (0.63)            (0.45)            (0.57)
  From net realized gains                                        (0.10)             (0.15)            (0.03)            (0.09)
                                                          ------------       ------------      ------------      ------------
      Total distributions                                        (0.46)             (0.78)            (0.48)            (0.66)
                                                          ------------       ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.88       $      10.93      $      11.18      $      10.76
                                                          ============       ============      ============      ============
TOTAL RETURN(a)                                                   3.74%**(c)         4.78%             8.28%             7.32%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    227,160       $    204,591      $    156,727      $     61,179
  Ratio of expenses to average daily net assets:
    Before expense waiver                                         1.05%*             1.04%             1.04%             1.05%
    After expense waiver#                                         1.00%*              N/A               N/A               N/A
  Net investment income to average daily net assets               3.40%*             3.17%             4.34%             5.03%
  Portfolio turnover rate                                          178%**             146%              187%               68%

                                                                      CLASS A
                                                                      -------
                                                           YEAR ENDED        YEAR ENDED
                                                            12/31/00          12/31/99
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.12      $      11.06
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.65***           0.62***
  Net realized and unrealized gain
    (loss) on investments                                         0.42             (0.89)
                                                          ------------      ------------
      Total income (loss) from investment
        operations                                                1.07             (0.27)
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.54)            (0.66)
  From net realized gains                                            -             (0.01)
                                                          ------------      ------------
      Total distributions                                        (0.54)            (0.67)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.65      $      10.12
                                                          ============      ============
TOTAL RETURN(a)                                                  10.62%            (2.43)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     13,435      $        576
  Ratio of expenses to average daily net assets:
    Before expense waiver                                         1.04%             1.07%
    After expense waiver#                                          N/A               N/A
  Net investment income to average daily net assets               6.02%             5.70%
  Portfolio turnover rate                                           39%               61%

                                                                                        CLASS L
                                                                                        -------
                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++         12/31/03          12/31/02         12/31/01(b)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.98      $      11.22      $      10.79      $      10.66
                                                          ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.33***           0.39***           0.52***           0.60***
  Net realized and unrealized gain
    (loss) on investments                                         0.11              0.18              0.40              0.21
                                                          ------------      ------------      ------------      ------------
      Total income (loss) from investment
        operations                                                0.44              0.57              0.92              0.81
                                                          ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.38)            (0.66)            (0.46)            (0.59)
  From net realized gains                                        (0.10)            (0.15)            (0.03)            (0.09)
                                                          ------------      ------------      ------------      ------------
      Total distributions                                        (0.48)            (0.81)            (0.49)            (0.68)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.94      $      10.98      $      11.22      $      10.79
                                                          ============      ============      ============      ============
TOTAL RETURN(a)                                                   4.02%**           5.09%             8.49%             7.62%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    405,695      $    348,158      $    289,553      $    174,896
  Ratio of expenses to average daily net assets:
    Before expense waiver                                         0.80%*            0.79%             0.79%             0.80%
    After expense waiver#                                         0.75%*             N/A               N/A               N/A
  Net investment income to average daily net assets               3.62%*            3.42%             4.62%             5.32%
  Portfolio turnover rate                                          178%**            146%              187%               68%

                                                                      CLASS L
                                                                      -------
                                                           YEAR ENDED       PERIOD ENDED
                                                            12/31/00         12/31/99+
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.11      $      10.97
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.66***           0.44***
  Net realized and unrealized gain
    (loss) on investments                                         0.44             (0.61)
                                                          ------------      ------------
      Total income (loss) from investment
        operations                                                1.10             (0.17)
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.55)            (0.68)
  From net realized gains                                            -             (0.01)
                                                          ------------      ------------
      Total distributions                                        (0.55)            (0.69)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.66      $      10.11
                                                          ============      ============
TOTAL RETURN(a)                                                  10.85%            (1.52)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     66,686      $      2,361
  Ratio of expenses to average daily net assets:
    Before expense waiver                                         0.79%             0.80%*
    After expense waiver#                                          N/A               N/A
  Net investment income to average daily net assets               6.21%             6.11%*
  Portfolio turnover rate                                           39%               61%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 3, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.09%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
  (c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                          PERIOD ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                            10/31/04+         12/31/03        12/31/02       12/31/01(b)
                                                          ------------      ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.01      $      11.25    $      10.82    $      10.68
                                                          ------------      ------------    ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.34***           0.41***         0.54***         0.62***
  Net realized and unrealized gain
     (loss) on investments                                        0.11              0.17            0.40            0.21
                                                          ------------      ------------    ------------    ------------
       Total income (loss) from investment
         operations                                               0.45              0.58            0.94            0.83
                                                          ------------      ------------    ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.39)            (0.67)          (0.48)          (0.60)
  From net realized gains                                        (0.10)            (0.15)          (0.03)          (0.09)
                                                          ------------      ------------    ------------    ------------
       Total distributions                                       (0.49)            (0.82)          (0.51)          (0.69)
                                                          ------------      ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $      10.97      $      11.01    $      11.25    $      10.82
                                                          ============      ============    ============    ============
TOTAL RETURN(a)                                                   4.11%**           5.23%           8.61%           7.84%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    200,216      $    153,913    $    172,997    $    108,395
  Net expenses to average daily net assets                        0.65%*            0.64%           0.64%           0.65%
  Net investment income to average daily net assets               3.71%*            3.58%           4.79%           5.49%
  Portfolio turnover rate                                          178%**            146%            187%             68%

                                                                    CLASS Y
                                                                    -------
                                                           YEAR ENDED      YEAR ENDED
                                                            12/31/00        12/31/99
                                                          ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.12    $      11.06
                                                          ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.68***         0.68***
  Net realized and unrealized gain
     (loss) on investments                                        0.43           (0.92)
                                                          ------------    ------------
       Total income (loss) from investment
         operations                                               1.11           (0.24)
                                                          ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.55)          (0.69)
  From net realized gains                                            -           (0.01)
                                                          ------------    ------------
       Total distributions                                       (0.55)          (0.70)
                                                          ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $      10.68    $      10.12
                                                          ============    ============
TOTAL RETURN(a)                                                  11.01%          (2.16)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     49,579    $     19,471
  Net expenses to average daily net assets                        0.64%           0.65%
  Net investment income to average daily net assets               6.37%           6.29%
  Portfolio turnover rate                                           39%             61%

                                                                                    CLASS S
                                                                                    -------
                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04+         12/31/03          12/31/02         12/31/01(b)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.06      $      11.29      $      10.85      $      10.70
                                                          ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.35***           0.42***           0.54***           0.63***
  Net realized and unrealized gain
     (loss) on investments                                        0.10              0.18              0.41              0.21
                                                          ------------      ------------      ------------      ------------
       Total income (loss) from investment
         operations                                               0.45              0.60              0.95              0.84
                                                          ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.39)            (0.68)            (0.48)            (0.60)
  From net realized gains                                        (0.10)            (0.15)            (0.03)            (0.09)
                                                          ------------      ------------      ------------      ------------
       Total distributions                                       (0.49)            (0.83)            (0.51)            (0.69)
                                                          ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      11.02      $      11.06      $      11.29      $      10.85
                                                          ============      ============      ============      ============
TOTAL RETURN(a)                                                   4.11%**           5.32%             8.71%             7.92%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    780,442      $    814,837      $  1,252,515      $    887,641
  Net expenses to average daily net assets                        0.60%*            0.59%             0.59%             0.60%
  Net investment income to average daily net assets               3.75%*            3.62%             4.83%             5.61%
  Portfolio turnover rate                                          178%**            146%              187%               68%

                                                                     CLASS S
                                                                     -------
                                                           YEAR ENDED        YEAR ENDED
                                                            12/31/00          12/31/99
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.14      $      11.06
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.68***           0.66***
  Net realized and unrealized gain
     (loss) on investments                                        0.43             (0.89)
                                                          ------------      ------------
       Total income (loss) from investment
         operations                                               1.11             (0.23)
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.55)            (0.68)
  From net realized gains                                            -             (0.01)
                                                          ------------      ------------
       Total distributions                                       (0.55)            (0.69)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.70      $      10.14
                                                          ============      ============
TOTAL RETURN(a)                                                  10.99%            (2.08)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    758,554      $    594,002
  Net expenses to average daily net assets                        0.59%             0.57%
  Net investment income to average daily net assets               6.38%             6.07%
  Portfolio turnover rate                                           39%               61%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +   FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.09%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                 CLASS N
                                                                                 -------
                                                          PERIOD ENDED          YEAR ENDED       PERIOD ENDED
                                                           10/31/04++            12/31/03         12/31/02+
                                                          ------------         ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.84         $      11.15      $      11.16
                                                          ------------         ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.29***              0.34***          (0.00)***@
  Net realized and unrealized gain (loss) on investments          0.08                 0.16             (0.01)
                                                          ------------         ------------      ------------
       Total income (loss) from investment operations             0.37                 0.50             (0.01)
                                                          ------------         ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.32)               (0.66)                -
  From net realized gains                                        (0.10)               (0.15)                -
                                                          ------------         ------------      ------------
       Total distributions                                       (0.42)               (0.81)                -
                                                          ------------         ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.79         $      10.84      $      11.15
                                                          ============         ============      ============
TOTAL RETURN(a)                                                   3.45%**(b)           4.51%(b)             -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      1,107         $      1,215      $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.34%*               1.36%                -@@
     After expense waiver#                                        1.30%*                N/A               N/A
  Net investment income to average daily net assets               3.13%*               2.94%                -@@
  Portfolio turnover rate                                          178%**               146%              187%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @   NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  +   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  @@  AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 3, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DIVERSIFIED BOND FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    CLASS A
                                                                                    -------
                                                          PERIOD ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                           10/31/04++           12/31/03        12/31/02       12/31/01(b)
                                                          ------------        ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.63        $      10.04    $       9.69    $       9.57
                                                          ------------        ------------    ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.33***             0.44***         0.46***         0.57***
  Net realized and unrealized gain
     (loss) on investments                                        0.11                0.36            0.29            0.08
                                                          ------------        ------------    ------------    ------------
       Total income (loss) from investment
         operations                                               0.44                0.80            0.75            0.65
                                                          ------------        ------------    ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -               (0.18)          (0.40)          (0.53)
  Tax return of capital                                              -                   -               -               -
  From net realized gains                                            -               (0.03)              -               -
                                                          ------------        ------------    ------------    ------------
       Total distributions                                           -               (0.21)          (0.40)          (0.53)
                                                          ------------        ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $      11.07        $      10.63    $      10.04    $       9.69
                                                          ============        ============    ============    ============
TOTAL RETURN(a)                                                   4.14%**(c)          7.95%           7.78%           6.69%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     26,001        $     12,221    $     18,401    $      4,094
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.11%*              1.14%           1.16%           1.11%
     After expense waiver#                                        1.01%*               N/A            1.15%           1.09%
  Net investment income to average daily net assets               3.70%*              4.17%           4.61%           5.70%
  Portfolio turnover rate                                           84%**              105%             76%             62%

                                                                    CLASS A
                                                                    -------
                                                           YEAR ENDED     PERIOD ENDED
                                                            12/31/00        12/31/99+
                                                          ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.56    $      10.00
                                                          ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.62***         0.39***
  Net realized and unrealized gain
     (loss) on investments                                        0.02           (0.44)
                                                          ------------    ------------
       Total income (loss) from investment
         operations                                               0.64           (0.05)
                                                          ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.63)          (0.39)
  Tax return of capital                                          (0.00)@             -
  From net realized gains                                            -               -
                                                          ------------    ------------
       Total distributions                                       (0.63)          (0.39)
                                                          ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.57    $       9.56
                                                          ============    ============
TOTAL RETURN(a)                                                   6.81%          (0.54)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $        312    $        100
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.12%           1.19%*
     After expense waiver#                                        1.11%            N/A
  Net investment income to average daily net assets               6.27%           5.92%*
  Portfolio turnover rate                                           15%             32%**

                                                                                    CLASS L
                                                                                    -------
                                                          PERIOD ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++        12/31/03          12/31/02         12/31/01(b)
                                                          ------------     ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.56     $      10.10      $       9.66      $       9.57
                                                          ------------     ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.35***          0.43***           0.51***           0.58***
  Net realized and unrealized gain
     (loss) on investments                                        0.11             0.35              0.33              0.07
                                                          ------------     ------------      ------------      ------------
       Total income (loss) from investment
         operations                                               0.46             0.78              0.84              0.65
                                                          ------------     ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -            (0.29)            (0.40)            (0.56)
  Tax return of capital                                              -                -                 -                 -
  From net realized gains                                            -            (0.03)                -                 -
                                                          ------------     ------------      ------------      ------------
       Total distributions                                           -            (0.32)            (0.40)            (0.56)
                                                          ------------     ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      11.02     $      10.56      $      10.10      $       9.66
                                                          ============     ============      ============      ============
TOTAL RETURN(a)                                                   4.36%**          8.36%             8.09%             6.87%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    117,093     $     64,281      $        632      $      4,026
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.86%*           0.90%             0.90%             0.86%
     After expense waiver#                                        0.76%*            N/A              0.90%             0.84%
  Net investment income to average daily net assets               3.93%*           3.99%             5.17%             5.75%
  Portfolio turnover rate                                           84%**           105%               76%               62%

                                                                     CLASS L
                                                                     -------
                                                           YEAR ENDED       PERIOD ENDED
                                                            12/31/00          12/31/99+
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.56      $      10.00
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.64***           0.41***
  Net realized and unrealized gain
     (loss) on investments                                        0.03             (0.45)
                                                          ------------      ------------
       Total income (loss) from investment
         operations                                               0.67             (0.04)
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.66)            (0.40)
  Tax return of capital                                          (0.00)@               -
  From net realized gains                                            -                 -
                                                          ------------      ------------
       Total distributions                                       (0.66)            (0.40)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       9.57      $       9.56
                                                          ============      ============
TOTAL RETURN(a)                                                   6.99%            (0.38)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $        283      $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.88%             0.94%*
     After expense waiver#                                        0.88%              N/A
  Net investment income to average daily net assets               6.53%             6.17%*
  Portfolio turnover rate                                           15%               32%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @   DISTRIBUTIONS FROM TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  + FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001, THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002, AND FOR THE PERIOD MAY 3, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOUL DBE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.07%. PER SHARE DATA AND RATIOS.SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTAED TO REFLECT THIS CHANGE IN PRESENTATION.
  (c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                      CLASS Y
                                                                                      -------
                                                          PERIOD ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           10/31/04++        12/31/03          12/31/02         12/31/01(b)
                                                          ------------     ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.61     $      10.07      $       9.70      $       9.58
                                                          ------------     ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.36***          0.47***           0.50***           0.61***
  Net realized and unrealized gain
     (loss) on investments                                        0.10             0.39              0.30              0.06
                                                          ------------     ------------      ------------      ------------
       Total income (loss) from investment
         operations                                               0.46             0.86              0.80              0.67
                                                          ------------     ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -            (0.29)            (0.43)            (0.55)
  Tax return of capital                                              -                -                 -                 -
  From net realized gains                                            -            (0.03)                -                 -
                                                          ------------     ------------      ------------      ------------
       Total distributions                                           -            (0.32)            (0.43)            (0.55)
                                                          ------------     ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      11.07     $      10.61      $      10.07      $       9.70
                                                          ============     ============      ============      ============
TOTAL RETURN(a)                                                   4.34%**          8.41%             8.30%             6.96%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      7,221     $      6,975      $      3,979      $        313
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.71%*           0.74%             0.75%             0.71%
     After expense waiver#                                         N/A              N/A              0.74%             0.69%
  Net investment income to average daily net assets               3.96%*           4.44%             4.99%             6.10%
  Portfolio turnover rate                                           84%**           105%               76%               62%

                                                                     CLASS Y
                                                                     -------
                                                           YEAR ENDED      PERIOD ENDED
                                                            12/31/00         12/31/99+
                                                          ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.56     $      10.00
                                                          ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.65***          0.42***
  Net realized and unrealized gain
     (loss) on investments                                        0.02            (0.45)
                                                          ------------     ------------
       Total income (loss) from investment
         operations                                               0.67            (0.03)
                                                          ------------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.65)           (0.41)
  Tax return of capital                                          (0.00)@              -
  From net realized gains                                            -                -
                                                          ------------     ------------
       Total distributions                                       (0.65)           (0.41)
                                                          ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $       9.58     $       9.56
                                                          ============     ============
TOTAL RETURN(a)                                                   7.15%           (0.26)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $        231     $        146
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.73%            0.80%*
     After expense waiver#                                        0.72%             N/A
  Net investment income to average daily net assets               6.64%            6.35%*
  Portfolio turnover rate                                           15%              32%**

                                                                                      CLASS S
                                                                                      -------
                                                          PERIOD ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                           10/31/04++        12/31/03          12/31/02       12/31/01(b)
                                                          ------------     ------------      ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.64     $      10.10      $       9.71    $       9.59
                                                          ------------     ------------      ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.36***          0.48***           0.53***         0.61***
  Net realized and unrealized gain
     (loss) on investments                                        0.10             0.38              0.29            0.07
                                                          ------------     ------------      ------------    ------------
       Total income (loss) from investment
         operations                                               0.46             0.86              0.82            0.68
                                                          ------------     ------------      ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -            (0.29)            (0.43)          (0.56)
  Tax return of capital                                              -                -                 -               -
  From net realized gains                                            -            (0.03)                -               -
                                                          ------------     ------------      ------------    ------------
       Total distributions                                           -            (0.32)            (0.43)          (0.56)
                                                          ------------     ------------      ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $      11.10     $      10.64      $      10.10    $       9.71
                                                          ============     ============      ============    ============
TOTAL RETURN(a)                                                   4.42%**          8.48%             8.41%           7.11%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    104,200     $     74,735      $     39,147    $     29,054
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.66%*           0.69%             0.70%           0.66%
     After expense waiver#                                         N/A              N/A              0.70%           0.64%
  Net investment income to average daily net assets               4.02%*           4.57%             5.31%           6.13%
  Portfolio turnover rate                                           84%**           105%               76%             62%

                                                                     CLASS S
                                                                     -------
                                                           YEAR ENDED     PERIOD ENDED
                                                            12/31/00        12/31/99+
                                                          ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.56    $      10.00
                                                          ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.66***         0.42***
  Net realized and unrealized gain
     (loss) on investments                                        0.03           (0.44)
                                                          ------------    ------------
       Total income (loss) from investment
         operations                                               0.69           (0.02)
                                                          ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.66)          (0.42)
  Tax return of capital                                          (0.00)@             -
  From net realized gains                                            -               -
                                                          ------------    ------------
       Total distributions                                       (0.66)          (0.42)
                                                          ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.59    $       9.56
                                                          ============    ============
TOTAL RETURN(a)                                                   7.19%          (0.25)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     26,790    $     24,975
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        0.69%           0.74%*
     After expense waiver#                                        0.68%            N/A
  Net investment income to average daily net assets               6.71%           6.33%*
  Portfolio turnover rate                                           15%             32%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @   DISTRIBUTIONS FROM TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  + FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOUL DBE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.07%. PER SHARE DATA AND RATIOS.SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTAED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS N
                                                                                   -------
                                                            PERIOD ENDED           YEAR ENDED       PERIOD ENDED
                                                             10/31/04++             12/31/03          12/31/02+
                                                            ------------          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      10.55          $      10.02      $      10.03
                                                            ------------          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.30***               0.40***           0.00***@
  Net realized and unrealized gain (loss) on investments            0.11                  0.37             (0.01)
                                                            ------------          ------------      ------------
       Total income (loss) from investment operations               0.41                  0.77             (0.01)
                                                            ------------          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                           -                 (0.21)                -
  Tax return of capital                                                -                 (0.03)                -
                                                            ------------          ------------      ------------
       Total distributions                                             -                 (0.24)                -
                                                            ------------          ------------      ------------
NET ASSET VALUE, END OF PERIOD                              $      10.96          $      10.55      $      10.02
                                                            ============          ============      ============
TOTAL RETURN(a)                                                     3.89%**(b)            7.65%(b)             -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $        128          $        111      $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                          1.41%*                1.44%                -@@
     After expense waiver#                                          1.32%*                 N/A               N/A
  Net investment income to average daily net assets                 3.34%*                3.86%                -@@
  Portfolio turnover rate                                             84%**                105%               76%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @   NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  +   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  @@  AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 3, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        CLASS A
                                                                                        -------
                                                          PERIOD ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                           10/31/04++           12/31/03        12/31/02       12/31/01(b)
                                                          ------------        ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       8.84        $       7.66    $       8.93    $       9.81
                                                          ------------        ------------    ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.11***             0.14***         0.17***         0.20***
  Net realized and unrealized gain (loss) on investments          0.15                1.20           (1.24)          (0.84)
                                                          ------------        ------------    ------------    ------------
       Total income (loss) from investment operations             0.26                1.34           (1.07)          (0.64)
                                                          ------------        ------------    ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -               (0.16)          (0.20)          (0.24)
  Tax return of capital                                              -                   -               -               -
  From net realized gains                                            -                   -               -           (0.00)@
                                                          ------------        ------------    ------------    ------------
       Total distributions                                           -               (0.16)          (0.20)          (0.24)
                                                          ------------        ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.10        $       8.84    $       7.66    $       8.93
                                                          ============        ============    ============    ============
TOTAL RETURN(a)                                                   2.94%**(c)         17.52%         (11.98)%         (6.51)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      7,555        $      7,287    $      5,490    $      7,168
  Net expenses to average daily net assets                        1.20%*              1.16%           1.16%           1.16%
  Net investment income to average daily net assets               1.43%*              1.70%           2.08%           2.20%
  Portfolio turnover rate                                          104%**               95%             94%             85%

                                                                     CLASS A
                                                                     -------
                                                           YEAR ENDED      YEAR ENDED
                                                            12/31/00        12/31/99
                                                          ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      13.21    $      14.20
                                                          ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.35***         0.40***
  Net realized and unrealized gain (loss) on investments         (0.41)          (0.70)
                                                          ------------    ------------
       Total income (loss) from investment operations            (0.06)          (0.30)
                                                          ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.49)          (0.47)
  Tax return of capital                                              -           (0.00)@
  From net realized gains                                        (2.85)          (0.22)
                                                          ------------    ------------
       Total distributions                                       (3.34)          (0.69)
                                                          ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.81    $      13.21
                                                          ============    ============
TOTAL RETURN(a)                                                  (0.58)%         (2.17)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      4,095    $        573
  Net expenses to average daily net assets                        1.15%           1.15%
  Net investment income to average daily net assets               2.64%           2.87%
  Portfolio turnover rate                                          100%             19%

                                                                                     CLASS L
                                                                                     -------
                                                          PERIOD ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                           10/31/04++        12/31/03        12/31/02       12/31/01(b)
                                                          ------------     ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       8.91     $       7.71    $       8.98    $       9.85
                                                          ------------     ------------    ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.13***          0.16***         0.20***         0.23***
  Net realized and unrealized gain (loss) on investments          0.14             1.21           (1.25)          (0.85)
                                                          ------------     ------------    ------------    ------------
       Total income (loss) from investment operations             0.27             1.37           (1.05)          (0.62)
                                                          ------------     ------------    ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -            (0.17)          (0.22)          (0.25)
  Tax return of capital                                              -                -               -               -
  From net realized gains                                            -                -               -           (0.00)@
                                                          ------------     ------------    ------------    ------------
       Total distributions                                           -            (0.17)          (0.22)          (0.25)
                                                          ------------     ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.18     $       8.91    $       7.71    $       8.98
                                                          ============     ============    ============    ============
TOTAL RETURN(a)                                                   3.14%**         17.77%         (11.67)%         (6.31)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      2,779     $      2,393    $      3,280    $      3,976
  Net expenses to average daily net assets                        0.94%*           0.91%           0.91%           0.91%
  Net investment income to average daily net assets               1.70%*           1.97%           2.33%           2.47%
  Portfolio turnover rate                                          104%**            95%             94%             85%

                                                                     CLASS L
                                                                     -------
                                                           YEAR ENDED     PERIOD ENDED
                                                            12/31/00       12/31/99+
                                                          ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      13.22    $      14.62
                                                          ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.39***         0.47***
  Net realized and unrealized gain (loss) on investments         (0.42)          (1.15)
                                                          ------------    ------------
       Total income (loss) from investment operations            (0.03)          (0.68)
                                                          ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.49)          (0.50)
  Tax return of capital                                              -           (0.00)@
  From net realized gains                                        (2.85)          (0.22)
                                                          ------------    ------------
       Total distributions                                       (3.34)          (0.72)
                                                          ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.85    $      13.22
                                                          ============    ============
TOTAL RETURN(a)                                                  (0.35)%         (4.69)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      4,721    $        173
  Net expenses to average daily net assets                        0.90%           0.89%*
  Net investment income to average daily net assets               2.97%           4.97%*
  Portfolio turnover rate                                          100%             19%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @ DISTRIBUTIONS FROM TAX RETURN OF CAPITAL AND NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  + FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF LESS THAN $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF LESS THAN $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
  (c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                          PERIOD ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04+        12/31/03          12/31/02         12/31/01(b)
                                                          ------------     ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.18     $       7.94      $       9.25      $      10.14
                                                          ------------     ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.14***          0.18***           0.21***           0.25***
  Net realized and unrealized gain (loss) on investments          0.16             1.25             (1.29)            (0.88)
                                                          ------------     ------------      ------------      ------------
       Total income (loss) from investment operations             0.30             1.43             (1.08)            (0.63)
                                                          ------------     ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -            (0.19)            (0.23)            (0.26)
  Tax return of capital                                              -                -                 -                 -
  From net realized gains                                            -                -                 -             (0.00)@
                                                          ------------     ------------      ------------      ------------
       Total distributions                                           -            (0.19)            (0.23)            (0.26)
                                                          ------------     ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       9.48     $       9.18      $       7.94      $       9.25
                                                          ============     ============      ============      ============
TOTAL RETURN(a)                                                   3.27%**         18.02%           (11.64)%           (6.19)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      2,083     $      2,138      $      2,438      $      3,087
  Net expenses to average daily net assets                        0.80%*           0.76%             0.76%             0.76%
  Net investment income to average daily net assets               1.84%*           2.09%             2.48%             2.62%
  Portfolio turnover rate                                          104%**            95%               94%               85%

                                                                     CLASS Y
                                                                     -------
                                                           YEAR ENDED        YEAR ENDED
                                                            12/31/00          12/31/99
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      13.24      $      14.20
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.42***           0.46***
  Net realized and unrealized gain (loss) on investments         (0.44)            (0.71)
                                                          ------------      ------------
       Total income (loss) from investment operations            (0.02)            (0.25)
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.23)            (0.49)
  Tax return of capital                                              -             (0.00)@
  From net realized gains                                        (2.85)            (0.22)
                                                          ------------      ------------
       Total distributions                                       (3.08)            (0.71)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      10.14      $      13.24
                                                          ============      ============
TOTAL RETURN(a)                                                  (0.22)%           (1.77)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $      3,587      $     59,381
  Net expenses to average daily net assets                        0.74%             0.75%
  Net investment income to average daily net assets               3.20%             3.23%
  Portfolio turnover rate                                          100%               19%

                                                                                     CLASS S
                                                                                     -------
                                                          PERIOD ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                            10/31/04+        12/31/03        12/31/02       12/31/01(b)
                                                          ------------     ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       8.93     $       7.72    $       9.00    $       9.88
                                                          ------------     ------------    ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.15***          0.19***         0.22***         0.26***
  Net realized and unrealized gain (loss) on investments          0.14             1.22           (1.25)          (0.86)
                                                          ------------     ------------    ------------    ------------
       Total income (loss) from investment operations             0.29             1.41           (1.03)          (0.60)
                                                          ------------     ------------    ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         -            (0.20)          (0.25)          (0.28)
  Tax return of capital                                              -                -               -               -
  From net realized gains                                            -                -               -           (0.00)@
                                                          ------------     ------------    ------------    ------------
       Total distributions                                           -            (0.20)          (0.25)          (0.28)
                                                          ------------     ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.22     $       8.93    $       7.72    $       9.00
                                                          ============     ============    ============    ============
TOTAL RETURN(a)                                                   3.36%**         18.30%         (11.47)%         (6.07)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    262,347     $    277,665    $    261,137    $    350,187
  Net expenses to average daily net assets                        0.63%*           0.60%           0.60%           0.60%
  Net investment income to average daily net assets               1.99%*           2.26%           2.64%           2.78%
  Portfolio turnover rate                                          104%**            95%             94%             85%

                                                                     CLASS S
                                                                     -------
                                                           YEAR ENDED      YEAR ENDED
                                                            12/31/00        12/31/99
                                                          ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      13.25    $      14.20
                                                          ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.43***          0.48***
  Net realized and unrealized gain (loss) on investments         (0.41)          (0.70)
                                                          ------------    ------------
       Total income (loss) from investment operations             0.02           (0.22)
                                                          ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.54)          (0.51)
  Tax return of capital                                              -           (0.00)@
  From net realized gains                                        (2.85)          (0.22)
                                                          ------------    ------------
       Total distributions                                       (3.39)          (0.73)
                                                          ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $       9.88    $      13.25
                                                          ============    ============
TOTAL RETURN(a)                                                   0.00%          (1.58)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    432,619    $    655,478
  Net expenses to average daily net assets                        0.59%           0.57%
  Net investment income to average daily net assets               3.28%           3.36%
  Portfolio turnover rate                                          100%             19%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @ DISTRIBUTIONS FROM TAX RETURN OF CAPITAL AND NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  +   FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF LESS THAN $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF LESS THAN $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                              CLASS N
                                                                                              -------
                                                                        PERIOD ENDED         YEAR ENDED      PERIOD ENDED
                                                                         10/31/04++           12/31/03        12/31/02+
                                                                        ------------        ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $       8.77        $       7.63     $       7.63
                                                                        ------------        ------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                  0.08***             0.12***         (0.00)***@
  Net realized and unrealized gain (loss) on investments                        0.15                1.19            (0.00)@
                                                                        ------------        ------------     ------------
       Total income (loss) from investment operations                           0.23                1.31            (0.00)
                                                                        ------------        ------------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                       -               (0.17)               -
                                                                        ------------        ------------     ------------
NET ASSET VALUE, END OF PERIOD                                          $       9.00        $       8.77     $       7.63
                                                                        ============        ============     ============
TOTAL RETURN(a)                                                                 2.62%**(b)         17.22%(b)            -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                     $        544        $        523     $        101
  Net expenses to average daily net assets                                      1.49%*              1.47%               -@@
  Net investment income to average daily net assets                             1.13%*              1.38%               -@@
  Portfolio turnover rate                                                        104%**               95%              94%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @ NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  +   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  @@  AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          CLASS A
                                                                                          -------
                                                          PERIOD ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                           10/31/04++           12/31/03           12/31/02           12/31/01
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.46        $       6.32       $       9.12       $      12.06
                                                          ------------        ------------       ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.02***             0.01***            0.05***            0.04***
  Net realized and unrealized gain (loss)
     on investments                                               0.20                3.16              (2.80)             (2.98)
                                                          ------------        ------------       ------------       ------------
       Total income (loss) from investment operations             0.22                3.17              (2.75)             (2.94)
                                                          ------------        ------------       ------------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.04)              (0.03)             (0.05)             (0.00)@
  Tax return of capital                                              -                   -              (0.00)@                -
  From net realized gains                                            -                   -                  -                  -
                                                          ------------        ------------       ------------       ------------
       Total distributions                                       (0.04)              (0.03)             (0.05)             (0.00)
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                            $       9.64        $       9.46       $       6.32       $       9.12
                                                          ============        ============       ============       ============
TOTAL RETURN(a)                                                   2.33%(c)**         49.88%            (30.11)%           (24.37)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     46,831        $     50,817       $     30,849       $     39,762
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.53%*              1.52%              1.53%              1.51%
     After expense waiver#                                        1.52%*(b)           1.50%(b)           1.52%(b)           1.50%
  Net investment income (loss) to average daily
     net assets                                                   0.31%*              0.15%              0.67%              0.42%
  Portfolio turnover rate                                           32%**               70%                40%                38%

                                                                      CLASS A
                                                                      -------
                                                           YEAR ENDED        YEAR ENDED
                                                            12/31/00          12/31/99
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      16.91      $      11.37
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   (0.13)***         (0.04)***
  Net realized and unrealized gain (loss)
     on investments                                              (1.50)             6.39
                                                          ------------      ------------
       Total income (loss) from investment operations            (1.63)             6.35
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.02)            (0.00)@
  Tax return of capital                                              -                 -
  From net realized gains                                        (3.20)            (0.81)
                                                          ------------      ------------
       Total distributions                                       (3.22)            (0.81)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      12.06      $      16.91
                                                          ============      ============
TOTAL RETURN(a)                                                  (9.30)%           56.25%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     26,246      $        548
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.67%             1.55%
     After expense waiver#                                         N/A               N/A
  Net investment income (loss) to average daily
     net assets                                                  (0.81)%           (0.28)%
  Portfolio turnover rate                                           69%               63%

                                                                                          CLASS L
                                                                                          -------
                                                          PERIOD ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                           10/31/04++           12/31/03           12/31/02           12/31/01
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.48        $       6.34       $       9.13       $      12.07
                                                          ------------        ------------       ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.04***             0.03***            0.08***            0.07***
  Net realized and unrealized gain (loss)
     on investments                                               0.21                3.15              (2.81)             (2.99)
                                                          ------------        ------------       ------------       ------------
       Total income (loss) from investment operations             0.25                3.18              (2.73)             (2.92)
                                                          ------------        ------------       ------------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.04)              (0.04)             (0.06)             (0.02)
  Tax return of capital                                              -                   -              (0.00)@                -
  From net realized gains                                            -                   -                  -                  -
                                                          ------------        ------------       ------------       ------------
       Total distributions                                       (0.04)              (0.04)             (0.06)             (0.02)
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                            $       9.69        $       9.48       $       6.34       $       9.13
                                                          ============        ============       ============       ============
TOTAL RETURN(a)                                                   2.66%**            50.23%            (29.89)%           (24.18)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    185,394        $    183,493       $     95,876       $    106,987
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.28%*              1.27%              1.28%              1.26%
     After expense waiver#                                        1.27%*(b)           1.25%(b)           1.27%(b)           1.25%
  Net investment income (loss) to average daily
     net assets                                                   0.53%*              0.34%              0.97%              0.66%
  Portfolio turnover rate                                           32%**               70%                40%                38%

                                                                     CLASS L
                                                                     -------
                                                           YEAR ENDED       PERIOD ENDED
                                                            12/31/00          12/31/99+
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      16.89      $      12.00
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   (0.06)***         (0.05)***
  Net realized and unrealized gain (loss)
     on investments                                              (1.54)             5.78
                                                          ------------      ------------
       Total income (loss) from investment operations            (1.60)             5.73
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.02)            (0.03)
  Tax return of capital                                              -                 -
  From net realized gains                                        (3.20)            (0.81)
                                                          ------------      ------------
       Total distributions                                       (3.22)            (0.84)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      12.07      $      16.89
                                                          ============      ============
TOTAL RETURN(a)                                                  (9.12)%           48.17%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     67,113      $      7,335
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.37%             1.26%*
     After expense waiver#                                         N/A               N/A
  Net investment income (loss) to average daily
     net assets                                                  (0.37)%           (0.54)%*
  Portfolio turnover rate                                           69%               63%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @ DISTRIBUTIONS FROM NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
  + FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES A FRONT-END SALES CHARGE AND WOULD BE LOWER FOR THE PERIOD PRESENTED IF IT REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                          CLASS Y
                                                                                          -------
                                                          PERIOD ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            10/31/04+           12/31/03           12/31/02           12/31/01
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.54        $       6.37       $       9.18       $      12.14
                                                          ------------        ------------       ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.05***             0.05***            0.08***            0.08***
  Net realized and unrealized gain (loss)
     on investments                                               0.21                3.17              (2.81)             (3.01)
                                                          ------------        ------------       ------------       ------------
       Total income (loss) from investment operations             0.26                3.22              (2.73)             (2.93)
                                                          ------------        ------------       ------------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.04)              (0.05)             (0.08)             (0.03)
  Tax return of capital                                              -                   -              (0.00)@                -
  From net realized gains                                            -                   -                  -                  -
                                                          ------------        ------------       ------------       ------------
       Total distributions                                       (0.04)              (0.05)             (0.08)             (0.03)
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                            $       9.76        $       9.54       $       6.37       $       9.18
                                                          ============        ============       ============       ============
TOTAL RETURN(a)                                                   2.75%**            50.60%            (29.82)%           (24.10)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     39,106        $     44,227       $     41,795       $     51,999
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.13%*              1.12%              1.12%              1.11%
     After expense waiver#                                        1.11%*(b)           1.10%(b)           1.11%(b)           1.10%
  Net investment income (loss) to average daily
     net assets                                                   0.66%*              0.64%              1.07%              0.79%
  Portfolio turnover rate                                           32%**               70%                40%                38%

                                                                     CLASS Y
                                                                     -------
                                                           YEAR ENDED      YEAR ENDED
                                                            12/31/00        12/31/99
                                                          ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      16.95    $      11.37
                                                          ------------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.00***@       (0.01)***
  Net realized and unrealized gain (loss)
     on investments                                              (1.58)           6.44
                                                          ------------    ------------
       Total income (loss) from investment operations            (1.58)           6.43
                                                          ------------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.03)          (0.04)
  Tax return of capital                                              -               -
  From net realized gains                                        (3.20)          (0.81)
                                                          ------------    ------------
       Total distributions                                       (3.23)          (0.85)
                                                          ------------    ------------
NET ASSET VALUE, END OF PERIOD                            $      12.14    $      16.95
                                                          ============    ============
TOTAL RETURN(a)                                                  (8.97)%         57.04%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $     31,651    $      9,335
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.18%           1.11%
     After expense waiver#                                         N/A             N/A
  Net investment income (loss) to average daily
     net assets                                                   0.02%          (0.09)%
  Portfolio turnover rate                                           69%             63%

                                                                                         CLASS S
                                                                                         -------
                                                          PERIOD ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            10/31/04+           12/31/03           12/31/02           12/31/01
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.56        $       6.39       $       9.21       $      12.16
                                                          ------------        ------------       ------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.06***             0.04***            0.09***            0.08***
  Net realized and unrealized gain (loss)
     on investments                                               0.20                3.19              (2.83)             (3.00)
                                                          ------------        ------------       ------------       ------------
       Total income (loss) from investment operations             0.26                3.23              (2.74)             (2.92)
                                                          ------------        ------------       ------------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.04)              (0.06)             (0.08)             (0.03)
  Tax return of capital                                              -                   -              (0.00)@                -
  From net realized gains                                            -                   -                  -                  -
                                                          ------------        ------------       ------------       ------------
       Total distributions                                       (0.04)              (0.06)             (0.08)             (0.03)
                                                          ------------        ------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                            $       9.78        $       9.56       $       6.39       $       9.21
                                                          ============        ============       ============       ============
TOTAL RETURN(a)                                                   2.75%**            50.49%            (29.82)%           (23.99)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    524,488        $    587,883       $    441,475       $    721,113
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.10%*              1.09%              1.10%              1.08%
     After expense waiver#                                        1.08%*(b)           1.07%(b)           1.09%(b)           1.07%
  Net investment income to average daily
     net assets                                                   0.70%*              0.58%              1.18%              0.82%
  Portfolio turnover rate                                           32%**               70%                40%                38%

                                                                     CLASS S
                                                                     -------
                                                           YEAR ENDED        YEAR ENDED
                                                            12/31/00          12/31/99
                                                          ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      16.96      $      11.37
                                                          ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.04***           0.05***
  Net realized and unrealized gain (loss)
     on investments                                              (1.61)             6.38
                                                          ------------      ------------
       Total income (loss) from investment operations            (1.57)             6.43
                                                          ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.03)            (0.03)
  Tax return of capital                                              -                 -
  From net realized gains                                        (3.20)            (0.81)
                                                          ------------      ------------
       Total distributions                                       (3.23)            (0.84)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      12.16      $      16.96
                                                          ============      ============
TOTAL RETURN(a)                                                  (8.95)%           56.98%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $  1,027,623      $  1,087,858
  Ratio of expenses to average daily net assets:
     Before expense waiver                                        1.12%             1.06%
     After expense waiver#                                         N/A               N/A
  Net investment income to average daily
     net assets                                                   0.22%             0.42%
  Portfolio turnover rate                                           69%               63%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @ NET INVESTMENT INCOME AND DISTRIBUTIONS FROM TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
  +   FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                  CLASS N
                                                                                                  -------
                                                                             PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                                                              10/31/04++          12/31/03          12/31/02+
                                                                             ------------       ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $       9.42       $       6.30      $       6.26
                                                                             ------------       ------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                               (0.00)***@         (0.01)***         (0.00)***@
  Net realized and unrealized gain on investments                                    0.20               3.13              0.04
                                                                             ------------       ------------      ------------
       Total income from investment operations                                       0.20               3.12              0.04
                                                                             ------------       ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                        (0.04)             (0.00)@               -
                                                                             ------------       ------------      ------------
NET ASSET VALUE, END OF PERIOD                                               $       9.58       $       9.42      $       6.30
                                                                             ============       ============      ============
TOTAL RETURN(a)                                                                      2.22%(c)**        49.44%(c)             -@@

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                          $        155       $        152      $        102
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                           1.83%*             1.82%                -@@
     After expense waiver                                                            1.82%*(b)          1.81%(b)             -@@
  Net investment loss to average daily net assets                                   (0.02)%*           (0.16)%               -@@
  Portfolio turnover rate                                                              32%**              70%               40%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  @ NET INVESTMENT LOSS AND DISTRIBUTIONS FROM NET INVESTMENT INCOME ARE LESS THAN $0.01 PER SHARE.
  +   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ++  FOR THE PERIOD FROM JANUARY 1, 2004 THROUGH OCTOBER 31, 2004.
  @@  AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  (a) EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. THE FUND

MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Money Market Fund ("Money Market Fund"), MassMutual Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Core Value Equity Fund ("Core Value Equity Fund"), MassMutual Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Growth Equity Fund ("Growth Equity Fund"), MassMutual Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual OTC 100 Fund ("OTC 100 Fund"), MassMutual Focused Value Fund ("Focused Value Fund"), MassMutual Small Company Value Fund ("Small Company Value Fund"), MassMutual Small Cap Equity Fund ("Small Cap Equity Fund"), MassMutual Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Emerging Growth Fund ("Emerging Growth Fund"), MassMutual International Equity Fund ("International Equity Fund"), MassMutual Overseas Fund ("Overseas Fund"), MassMutual Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund") and MassMutual Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund").

These financial statements pertain only to the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Balanced Fund and International Equity Fund. Effective October 31, 2004, the Funds changed their year end from December 31 to October 31. The remaining funds of the Trust can be found under separate cover.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INVESTMENT VALUATION

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

SECURITIES LENDING

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At October 31, 2004, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                                                                  SECURITIES ON LOAN      COLLATERAL
                                                                  ------------------      ----------
Short-Duration Bond Fund                                               $  32,802,198   $  33,495,676
Balanced Fund                                                             22,906,276      23,764,356
International Equity Fund                                                 56,128,707      58,971,745

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

ACCOUNTING FOR INVESTMENTS

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

During the period ended October 31, 2004, the following amounts were reclassified due to differences between book and tax accounting:

                                                                   ACCUMULATED
                                                                  NET REALIZED        UNDISTRIBUTED
                                                   PAID-IN       GAIN (LOSS) ON      NET INVESTMENT
                                                   CAPITAL         INVESTMENTS        INCOME (LOSS)
                                                   -------       --------------      --------------
Money Market Fund                                 $      4        $      2,814        $     (2,818)
Short-Duration Bond Fund                               521          (2,020,204)          2,019,683
Core Bond Fund                                     (59,629)         (6,895,513)          6,955,142
Diversified Bond Fund                                    3            (526,776)            526,773
Balanced Fund                                      (11,409)           (287,475)            298,884
International Equity Fund                          (80,297)          1,805,279          (1,724,982)

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At October 31, 2004, the Funds had no open forward foreign currency contracts.

FORWARD COMMITMENTS

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At October 31, 2004, the Short-Duration Bond Fund and the Core Bond Fund had open forward commitments. See the Portfolio of Investments for a listing of these securities.

FINANCIAL FUTURES CONTRACTS

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the

Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At October 31, 2004, the Funds had no open futures contracts.

OPTIONS

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

At October 31, 2004, the Funds had no open purchase option contracts.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

At October 31, 2004, the Funds had no open written option contracts.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

SWAPS

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as "swap transactions").

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

At October 31, 2004, the Funds had no open swaps contracts.

ALLOCATION OF OPERATING ACTIVITY

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS

INVESTMENT MANAGEMENT FEES

Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual received advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund                      0.35%
Inflation-Protected Bond Fund          0.48%
Diversified Bond Fund                  0.50%
International Equity Fund              0.85%
Short-Duration Bond Fund               0.40%
Core Bond Fund                         0.48%
Balanced Fund                          0.48%

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC (Babson Capital) pursuant to which Babson Capital serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. Babson Capital is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. During the period, Babson Capital received a sub-advisory fee from MassMutual equal to an annual rate of 0.05% of the average daily net assets of the Money Market Fund, 0.08% of the average daily net assets of the Short-Duration Bond Fund, 0.08% of the average daily net assets of the Inflation-Protected Bond Fund, 0.10% of the average daily net assets of the Core Bond Fund, 0.10% of the average daily net assets of the Diversified Bond Fund, 0.09% of the average daily net assets of the Money Market and Core Bond Segments of the Balanced Fund, 0.13% of the average daily net assets under management of the Core Equity sector of the Balanced Fund.

MassMutual has entered into an investment sub-advisory agreement with its subsidiary OppenheimerFunds, Inc. ("OFI"). This agreement provides that OFI manage the investment and reinvestment of the assets of the International Equity Fund. OFI received a fee equal to an annual rate of 0.50% of the average net assets of the International Equity Fund.

ADMINISTRATION FEES

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                    CLASS A     CLASS L      CLASS Y       CLASS S      CLASS N
                                    -------     -------      -------       -------      -------
Money Market Fund                   0.3323%     0.3323%      0.1823%       0.0823%          NA
Short-Duration Bond Fund            0.3167%     0.3167%      0.1667%       0.1167%      0.3677%
Inflation-Protected Bond Fund       0.3166%     0.3166%      0.1666%       0.0666%      0.3666%
Core Bond Fund                      0.2932%     0.2932%      0.1432%       0.0932%      0.3432%
Diversified Bond Fund               0.3232%     0.3232%      0.1732%       0.1232%      0.3732%
Balanced Fund                       0.3952%     0.3952%      0.2452%       0.0852%      0.4452%
International Equity Fund           0.2952%     0.2952%      0.1452%       0.1152%      0.3452%

DISTRIBUTION AND SERVICE FEES

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. For the Money Market Fund, pursuant to the waiver as described below under Expense Waivers, MassMutual waived $14,899 of Class A 12b-1 fees as of October 31, 2004, which amounted to 0.018% of the 0.25% fee. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. The Distributor has also entered into a Sub-Distributor's Agreement with OppenheimerFunds Distributor, Inc. (the "Sub-Distributor"). The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

EXPENSE CAPS AND WAIVERS

MassMutual agreed to cap the fees and expenses of the following Fund through December 31, 2006, as follows:

                                    CLASS A      CLASS L       CLASS Y       CLASS S      CLASS N
                                    -------      -------       -------       -------      -------
Inflation-Protected Bond Fund        1.08%        0.83%         0.68%         0.58%        1.38%

For the MassMutual Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Effective May 3, 2004, MassMutual agreed to voluntarily waive, through April 30, 2005, Administration fees for Classes A, L and N, as follows: 0.18% for the Money Market Fund, 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, 0.15% for the Diversified Bond Fund.

EXPENSE REDUCTIONS

The International Equity Fund has entered into an agreement with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statement of operations. For the period ended October 31, 2004, expenses were reduced under these agreements as follows:

                                                                        REDUCTIONS
                                                                      --------------
International Equity Fund                                                $ 76,993

OTHER

Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Funds.

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of October 31, 2004. Investment activities of these shareholders could have a material effect on the respective Fund.

                                          SHAREHOLDERS
                                      HOLDING IN EXCESS OF
                                          10% OF FUND'S            TOTAL % OWNED         TOTAL %
                                       OUTSTANDING SHARES          BY PRINCIPAL       OWNERSHIP BY
FUND                               ("PRINCIPAL SHAREHOLDERS")      SHAREHOLDERS       RELATED PARTY
                                   --------------------------      ------------       -------------
Money Market Fund                               4                       94.7%              97.7%
Short-Duration Bond Fund                        4                       61.7%              99.0%
Inflation-Protected Bond Fund                   3                       78.6%              95.8%
Core Bond Fund                                  4                       81.6%              97.3%
Diversified Bond Fund                           3                       38.3%              86.9%
Balanced Fund                                   1                       94.6%              95.3%
International Equity Fund                       1                       63.8%              65.7%

DEFERRED COMPENSATION

Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the period ended October 31, 2004, no significant amounts have been deferred.

4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended October 31, 2004, were as follows:

                                                         LONG-TERM U.S.            OTHER LONG-TERM
                                                      GOVERNMENT SECURITIES          SECURITIES
                                                      ---------------------        ---------------
PURCHASES

Short-Duration Bond Fund                                   $    169,028,207         $   99,966,030
Inflation-Protected Bond Fund                                   156,809,410                      -
Core Bond Fund                                                2,265,221,737            350,783,014
Diversified Bond Fund                                           168,308,509             88,777,441
Balanced Fund                                                    46,503,834            215,799,694
International Equity Fund                                                 -            264,427,601

SALES

Short-Duration Bond Fund                                   $    179,401,151         $  102,315,325
Inflation-Protected Bond Fund                                     3,799,886                      -
Core Bond Fund                                                2,197,672,792            377,380,619
Diversified Bond Fund                                           114,638,179             41,376,134
Balanced Fund                                                    47,560,092            233,638,635
International Equity Fund                                                 -            349,207,115

5. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

                                                                             CLASS A
                                                                             -------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
MONEY MARKET FUND
   Sold                                       1,384,991,856    $  1,384,991,855       1,397,191,568    $  1,397,191,542
   Issued as reinvestment
      of dividends                                  182,106             182,107             246,864             246,867
   Redeemed                                  (1,381,702,939)     (1,381,702,939)     (1,408,802,064)     (1,408,802,041)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        3,471,023    $      3,471,023         (11,363,632)   $    (11,363,632)
                                            ===============    ================     ===============    ================
SHORT-DURATION BOND FUND
   Sold                                           3,046,350    $     31,549,070           3,169,308    $     33,349,921
   Issued as reinvestment
      of dividends                                        -                   -             157,678           1,618,232
   Redeemed                                      (1,584,954)        (16,339,074)         (1,175,765)        (12,365,595)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        1,461,396    $     15,209,996           2,151,221    $     22,602,558
                                            ===============    ================     ===============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                             453,490    $      4,641,617                  50    $            500
   Issued as reinvestment
      of dividends                                        -                   -                   -                   -
   Redeemed                                         (34,154)           (352,647)                  -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                          419,336    $      4,288,970                  50    $            500
                                            ===============    ================     ===============    ================
CORE BOND FUND
   Sold                                           8,058,461    $     89,060,025          12,033,067    $    137,116,807
   Issued as reinvestment
      of dividends                                  842,856           9,160,167           1,253,882          13,697,622
   Redeemed                                      (6,746,370)        (74,551,905)         (8,593,255)        (98,262,978)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        2,154,947    $     23,668,287           4,693,694    $     52,551,451
                                            ===============    ================     ===============    ================
DIVERSIFIED BOND FUND
   Sold                                           1,694,014    $     18,167,522           1,212,507    $     12,488,841
   Issued as reinvestment
      of dividends                                        -                   -              22,326             237,274
   Redeemed                                        (494,581)         (5,306,760)         (1,917,746)        (20,466,720)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        1,199,433    $     12,860,762            (682,913)   $     (7,740,605)
                                            ===============    ================     ===============    ================
BALANCED FUND
   Sold                                             202,031    $      1,808,579             268,787    $      2,216,803
   Issued as reinvestment
      of dividends                                        -                   -              14,798             130,664
   Redeemed                                        (195,489)         (1,749,799)           (176,070)         (1,408,692)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                            6,542    $         58,780             107,515    $        938,775
                                            ===============    ================     ===============    ================
INTERNATIONAL EQUITY FUND
   Sold                                           2,489,473    $     23,845,792           2,980,418    $     21,182,102
   Issued as reinvestment
      of dividends                                   20,698             186,284              15,519             146,022
   Redeemed                                      (3,025,796)        (28,701,284)         (2,505,726)        (17,961,379)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                         (515,625)   $     (4,669,208)            490,211    $      3,366,745
                                            ===============    ================     ===============    ================

                                                           CLASS A
                                                           -------
                                                YEAR ENDED DECEMBER 31, 2002
                                                 SHARES             AMOUNT
                                             --------------    ----------------
MONEY MARKET FUND
   Sold                                         956,344,535    $    957,113,157
   Issued as reinvestment
      of dividends                                  779,061             779,073
   Redeemed                                    (956,885,539)       (957,683,927)
                                             --------------    ----------------
   Net increase (decrease)                          238,057    $        208,303
                                             ==============    ================
SHORT-DURATION BOND FUND
   Sold                                           2,066,638    $     21,239,504
   Issued as reinvestment
      of dividends                                   78,480             811,483
   Redeemed                                      (1,238,514)        (12,902,955)
                                             --------------    ----------------
   Net increase (decrease)                          906,604    $      9,148,032
                                             ==============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                                   -    $              -
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                                -    $              -
                                             ==============    ================
CORE BOND FUND
   Sold                                          12,037,657    $    133,832,446
   Issued as reinvestment
      of dividends                                  560,741           6,274,686
   Redeemed                                      (4,259,883)        (47,436,529)
                                             --------------    ----------------
   Net increase (decrease)                        8,338,515    $     92,670,603
                                             ==============    ================
DIVERSIFIED BOND FUND
   Sold                                           1,535,007    $     15,302,452
   Issued as reinvestment
      of dividends                                   70,720             711,439
   Redeemed                                        (196,218)         (1,972,959)
                                             --------------    ----------------
   Net increase (decrease)                        1,409,509    $     14,040,932
                                             ==============    ================
BALANCED FUND
   Sold                                             243,347    $      1,975,220
   Issued as reinvestment
      of dividends                                   18,217             139,540
   Redeemed                                        (347,879)         (2,875,586)
                                             --------------    ----------------
   Net increase (decrease)                          (86,315)   $       (760,826)
                                             ==============    ================
INTERNATIONAL EQUITY FUND
   Sold                                           5,485,614    $     40,880,222
   Issued as reinvestment
      of dividends                                   39,195             266,169
   Redeemed                                      (5,004,226)        (35,863,223)
                                             --------------    ----------------
   Net increase (decrease)                          520,583    $      5,283,168
                                             ==============    ================

                                                                             CLASS L
                                                                             -------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
MONEY MARKET FUND
   Sold                                         347,309,004    $    347,309,004         459,638,374    $    459,638,351
   Issued as reinvestment
      of dividends                                  238,335             238,336             314,493             314,498
   Redeemed                                    (341,602,264)       (341,602,264)       (471,458,377)       (471,458,359)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        5,945,075    $      5,945,076         (11,505,510)   $    (11,505,510)
                                            ===============    ================     ===============    ================

                                                           CLASS L
                                                           -------
                                                YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT
                                             --------------    ----------------
MONEY MARKET FUND
   Sold                                         443,681,600    $    444,041,707
   Issued as reinvestment
      of dividends                                  643,630             643,592
   Redeemed                                    (430,561,658)       (430,929,991)
                                             --------------    ----------------
   Net increase (decrease)                       13,763,572    $     13,755,308
                                             ==============    ================

                                                                             CLASS L
                                                                             -------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
SHORT-DURATION BOND FUND
   Sold                                           4,120,397    $     42,505,748           7,949,250    $     83,854,557
   Issued as reinvestment
      of dividends                                        -                   -             697,952           7,163,674
   Redeemed                                      (3,377,622)        (34,806,774)         (4,266,947)        (44,929,960)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                          742,775    $      7,698,974           4,380,255    $     46,088,271
                                            ===============    ================     ===============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                             207,126    $      2,110,535                  50    $            500
   Issued as reinvestment
      of dividends                                        -                   -                   -                   -
   Redeemed                                         (10,668)           (112,838)                  -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                          196,458    $      1,997,697                  50    $            500
                                            ===============    ================     ===============    ================
CORE BOND FUND
   Sold                                          11,671,484    $    129,606,315          16,948,744    $    194,408,730
   Issued as reinvestment
      of dividends                                1,561,602          17,049,832           2,180,345          23,929,398
   Redeemed                                      (7,844,378)        (86,956,151)        (13,227,242)       (153,259,220)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        5,388,708    $     59,699,996           5,901,847    $     65,078,908
                                            ===============    ================     ===============    ================
DIVERSIFIED BOND FUND
   Sold                                           5,340,330    $     57,159,309           6,525,113    $     70,439,474
   Issued as reinvestment
      of dividends                                        -                   -             177,644           1,874,136
   Redeemed                                        (799,915)         (8,576,255)           (678,575)         (7,252,265)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        4,540,415    $     48,583,054           6,024,182    $     65,061,345
                                            ===============    ================     ===============    ================
BALANCED FUND
   Sold                                             190,117    $      1,694,226              49,826    $        413,516
   Issued as reinvestment
      of dividends                                        -                   -               5,016              44,639
   Redeemed                                        (156,024)         (1,405,515)           (211,743)         (1,749,064)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                           34,093    $        288,711            (156,901)   $     (1,290,909)
                                            ===============    ================     ===============    ================
INTERNATIONAL EQUITY FUND
   Sold                                           1,540,917    $     14,848,264          11,531,276    $     79,137,801
   Issued as reinvestment
      of dividends                                   82,480             744,800              90,298             851,505
   Redeemed                                      (1,833,268)        (17,518,481)         (7,399,324)        (56,015,202)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                         (209,871)   $     (1,925,417)          4,222,250    $     23,974,104
                                            ===============    ================     ===============    ================
                                                           CLASS L
                                                           -------
                                                YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT
                                             --------------    ----------------
SHORT-DURATION BOND FUND
   Sold                                           7,278,457    $     74,685,966
   Issued as reinvestment
      of dividends                                  550,094           5,682,472
   Redeemed                                      (2,077,596)        (21,543,860)
                                             --------------    ----------------
   Net increase (decrease)                        5,750,955    $     58,824,578
                                             ==============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                                   -    $              -
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                                -    $              -
                                             ==============    ================
CORE BOND FUND
   Sold                                          13,919,986    $    154,694,198
   Issued as reinvestment
      of dividends                                1,072,693          12,046,343
   Redeemed                                      (5,393,451)        (60,107,484)
                                             --------------    ----------------
   Net increase (decrease)                        9,599,228    $    106,633,057
                                             ==============    ================
DIVERSIFIED BOND FUND
   Sold                                              16,194    $        162,545
   Issued as reinvestment
      of dividends                                   13,374             134,405
   Redeemed                                        (383,770)         (3,839,998)
                                             --------------    ----------------
   Net increase (decrease)                         (354,202)   $     (3,543,048)
                                             ==============    ================
BALANCED FUND
   Sold                                              67,588    $        553,939
   Issued as reinvestment
      of dividends                                   11,880              91,598
   Redeemed                                         (96,597)           (793,938)
                                             --------------    ----------------
   Net increase (decrease)                          (17,129)   $       (148,401)
                                             ==============    ================
INTERNATIONAL EQUITY FUND
   Sold                                           7,115,469    $     57,016,276
   Issued as reinvestment
      of dividends                                  141,521             944,147
   Redeemed                                      (3,841,517)        (30,307,564)
                                             --------------    ----------------
   Net increase (decrease)                        3,415,473    $     27,652,859
                                             ==============    ================

                                                                             CLASS Y
                                                                             -------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
MONEY MARKET FUND
   Sold                                       1,050,663,629    $  1,050,663,629       1,231,691,851    $  1,231,691,805
   Issued as reinvestment
      of dividends                                  463,575             463,559             557,204             557,213
   Redeemed                                  (1,018,105,021)     (1,018,105,020)     (1,248,976,151)     (1,248,976,114)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                       33,022,183    $     33,022,168         (16,727,096)   $    (16,727,096)
                                            ===============    ================     ===============    ================
SHORT-DURATION BOND FUND
   Sold                                           2,074,388    $     21,549,113           3,151,827    $     33,587,146
   Issued as reinvestment
      of dividends                                        -                   -             212,574           2,188,292
   Redeemed                                      (2,774,386)        (28,698,459)         (2,103,095)        (22,255,500)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                         (699,998)   $     (7,149,346)          1,261,306    $     13,519,938
                                            ===============    ================     ===============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                           6,672,179    $     69,354,660                  50    $            500
   Issued as reinvestment
      of dividends                                        -                   -                   -                   -
   Redeemed                                        (399,558)         (4,073,548)                  -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        6,272,621    $     65,281,112                  50    $            500
                                            ===============    ================     ===============    ================

                                                          CLASS Y
                                                          -------
                                                YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT
                                             --------------    ----------------
MONEY MARKET FUND
   Sold                                       1,319,694,210    $  1,320,687,866
   Issued as reinvestment
      of dividends                                1,298,045           1,298,045
   Redeemed                                  (1,298,349,733)     (1,299,294,623)
                                             --------------    ----------------
   Net increase (decrease)                       22,642,522    $     22,691,288
                                             ==============    ================
SHORT-DURATION BOND FUND
   Sold                                           3,226,864    $     34,120,108
   Issued as reinvestment
      of dividends                                  164,905           1,759,799
   Redeemed                                        (734,377)         (7,626,762)
                                             --------------    ----------------
   Net increase (decrease)                        2,657,392    $     28,253,145
                                             ==============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                                   -    $              -
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                                -    $              -
                                             ==============    ================

                                                                             CLASS Y
                                                                             -------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
CORE BOND FUND
   Sold                                           7,325,822    $     81,418,716           8,267,992    $     94,601,755
   Issued as reinvestment
      of dividends                                  780,762           8,547,395             923,093          10,159,065
   Redeemed                                      (3,829,247)        (42,498,905)        (10,592,260)       (121,929,714)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        4,277,337    $     47,467,206          (1,401,175)   $    (17,168,894)
                                            ===============    ================     ===============    ================
DIVERSIFIED BOND FUND
   Sold                                             133,362    $      1,439,471             966,981    $     10,160,960
   Issued as reinvestment
      of dividends                                        -                   -              19,494             206,635
   Redeemed                                        (138,774)         (1,497,738)           (724,059)         (7,392,530)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                           (5,412)   $        (58,267)            262,416    $      2,975,065
                                            ===============    ================     ===============    ================
BALANCED FUND
   Sold                                              56,256    $        525,760              70,940    $        609,528
   Issued as reinvestment
      of dividends                                        -                   -               4,719              43,277
   Redeemed                                         (69,314)           (642,621)           (149,673)         (1,220,088)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                          (13,058)   $       (116,861)            (74,014)   $       (567,283)
                                            ===============    ================     ===============    ================
INTERNATIONAL EQUITY FUND
   Sold                                           1,988,621    $     19,193,875          12,604,310    $     86,381,974
   Issued as reinvestment
      of dividends                                   17,604             160,197              25,952             246,281
   Redeemed                                      (2,633,756)        (25,025,751)        (14,552,753)       (101,707,484)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                         (627,531)   $     (5,671,679)         (1,922,491)   $    (15,079,229)
                                            ===============    ================     ===============    ================

                                                           CLASS Y
                                                           -------
                                                YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT
                                             --------------    ----------------
CORE BOND FUND
   Sold                                           9,941,878    $    112,226,943
   Issued as reinvestment
      of dividends                                  650,458           7,324,155
   Redeemed                                      (5,235,158)        (58,297,263)
                                             --------------    ----------------
   Net increase (decrease)                        5,357,178    $     61,253,835
                                             ==============    ================
DIVERSIFIED BOND FUND
   Sold                                             779,521    $      7,805,315
   Issued as reinvestment
      of dividends                                    6,071              61,252
   Redeemed                                        (422,726)         (4,218,752)
                                             --------------    ----------------
   Net increase (decrease)                          362,866    $      3,647,815
                                             ==============    ================
BALANCED FUND
   Sold                                             114,568    $      1,000,401
   Issued as reinvestment
      of dividends                                    8,762              69,654
   Redeemed                                        (150,249)         (1,303,992)
                                             --------------    ----------------
   Net increase (decrease)                          (26,919)   $       (233,937)
                                             ==============    ================
INTERNATIONAL EQUITY FUND
   Sold                                          76,349,611    $    567,689,298
   Issued as reinvestment
      of dividends                                   71,013             471,981
   Redeemed                                     (75,526,540)       (567,508,413)
                                             --------------    ----------------
   Net increase (decrease)                          894,084    $        652,866
                                             ==============    ================

                                                                             CLASS S
                                                                             -------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
MONEY MARKET FUND
   Sold                                         581,296,033    $    581,296,033       1,219,828,542    $  1,219,828,516
   Issued as reinvestment
      of dividends                                1,369,401           1,369,401           2,329,634           2,329,641
   Redeemed                                    (596,104,486)       (596,104,486)     (1,284,960,134)     (1,284,960,115)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                      (13,439,052)   $    (13,439,052)        (62,801,958)   $    (62,801,958)
                                            ===============    ================     ===============    ================
SHORT-DURATION BOND FUND
   Sold                                           6,880,564    $     71,893,093           5,069,448    $     53,832,741
   Issued as reinvestment
      of dividends                                        -                   -             493,980           5,115,170
   Redeemed                                      (7,073,224)        (74,168,816)         (7,332,971)        (77,908,459)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                         (192,660)   $     (2,275,723)         (1,769,543)   $    (18,960,548)
                                            ===============    ================     ===============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                          12,289,938    $    129,009,344           1,052,180    $     10,521,800
   Issued as reinvestment
      of dividends                                        -                   -                   -                   -
   Redeemed                                      (5,478,524)        (57,582,051)                  -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        6,811,414    $     71,427,293           1,052,180    $     10,521,800
                                            ===============    ================     ===============    ================
CORE BOND FUND
   Sold                                          23,420,448    $    262,703,638          66,012,789    $    768,902,813
   Issued as reinvestment
      of dividends                                3,039,809          33,432,531           5,165,269          57,065,968
   Redeemed                                     (29,317,626)       (328,897,275)       (108,440,070)     (1,268,825,868)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                       (2,857,369)   $    (32,761,106)        (37,262,012)   $   (442,857,087)
                                            ===============    ================     ===============    ================
DIVERSIFIED BOND FUND
   Sold                                           7,802,272    $     84,516,044           9,489,168    $    101,040,328
   Issued as reinvestment
      of dividends                                        -                   -             200,177           2,127,701
   Redeemed                                      (5,445,850)        (59,119,143)         (6,539,574)        (69,595,558)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                        2,356,422    $     25,396,901           3,149,771    $     33,572,471
                                            ===============    ================     ===============    ================

                                                           CLASS S
                                                           -------
                                                YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT
                                             --------------    ----------------
MONEY MARKET FUND
   Sold                                         942,789,241    $    943,622,913
   Issued as reinvestment
      of dividends                                4,380,168           4,380,342
   Redeemed                                  (1,007,526,527)     (1,008,638,463)
                                             --------------    ----------------
   Net increase (decrease)                      (60,357,118)   $    (60,635,208)
                                             ==============    ================
SHORT-DURATION BOND FUND
   Sold                                           5,922,769    $     61,577,544
   Issued as reinvestment
      of dividends                                  584,546           6,085,127
   Redeemed                                      (8,514,413)        (89,025,384)
                                             --------------    ----------------
   Net increase (decrease)                       (2,007,098)   $    (21,362,713)
                                             ==============    ================
INFLATION-PROTECTED BOND
   FUND
   Sold                                                   -    $              -
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                                -    $              -
                                             ==============    ================
CORE BOND FUND
   Sold                                          71,743,013    $    809,938,526
   Issued as reinvestment
      of dividends                                4,729,791          53,446,635
   Redeemed                                     (47,328,864)       (531,035,970)
                                             --------------    ----------------
   Net increase (decrease)                       29,143,940    $    332,349,191
                                             ==============    ================
DIVERSIFIED BOND FUND
   Sold                                           1,228,125    $     12,673,884
   Issued as reinvestment
      of dividends                                  154,932           1,566,360
   Redeemed                                        (496,605)         (5,130,256)
                                             --------------    ----------------
   Net increase (decrease)                          886,452    $      9,109,988
                                             ==============    ================

                                                                             CLASS S
                                                                             -------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
BALANCED FUND
   Sold                                           7,893,915    $     71,626,345           8,470,647    $     69,547,892
   Issued as reinvestment
      of dividends                                        -                   -             692,906           6,173,796
   Redeemed                                     (10,558,472)        (95,787,393)        (11,864,312)        (96,686,555)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                       (2,664,557)   $    (24,161,048)         (2,700,759)   $    (20,964,867)
                                            ===============    ================     ===============    ================
INTERNATIONAL EQUITY FUND
   Sold                                          19,834,443    $    194,325,529          59,533,566    $    434,295,562
   Issued as reinvestment
      of dividends                                  239,954           2,188,376             363,215           3,454,180
   Redeemed                                     (27,936,146)       (269,244,569)        (67,529,904)       (495,523,092)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                       (7,861,749)   $    (72,730,664)         (7,633,123)   $    (57,773,350)
                                            ===============    ================     ===============    ================

                                                           CLASS S
                                                           -------
                                                YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT
                                             --------------    ----------------
BALANCED FUND
   Sold                                           8,208,802    $     68,940,310
   Issued as reinvestment
      of dividends                                1,058,364           8,181,156
   Redeemed                                     (14,356,858)       (119,838,211)
                                             --------------    ----------------
   Net increase (decrease)                       (5,089,692)   $    (42,716,745)
                                             ==============    ================
INTERNATIONAL EQUITY FUND
   Sold                                         296,154,757    $  2,237,494,178
   Issued as reinvestment
      of dividends                                  810,001           5,429,706
   Redeemed                                    (306,172,482)     (2,328,854,575)
                                             --------------    ----------------
   Net increase (decrease)                       (9,207,724)   $    (85,930,691)
                                             ==============    ================

                                                                             CLASS N*
                                                                             --------
                                               PERIOD ENDED OCTOBER 31, 2004           YEAR ENDED DECEMBER 31, 2003
                                                SHARES              AMOUNT               SHARES             AMOUNT
                                            ---------------    ----------------     ---------------    ----------------
SHORT-DURATION BOND FUND
   Sold                                                   -    $              -                   -    $              -
   Issued as reinvestment
      of dividends                                        -                   -                 341               3,494
   Redeemed                                               -                   -                   -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                                -    $              -                 341    $          3,494
                                            ===============    ================     ===============    ================
INFLATION-PROTECTED BOND FUND
   Sold                                              10,000    $        100,000                  50    $            500
   Issued as reinvestment
      of dividends                                        -                   -                   -                   -
   Redeemed                                               -                   -                   -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                           10,000    $        100,000                  50    $            500
                                            ===============    ================     ===============    ================
CORE BOND FUND
   Sold                                              26,606    $        293,957              96,894    $      1,098,871
   Issued as reinvestment
      of dividends                                    3,876              41,784               7,742              83,777
   Redeemed                                         (40,105)           (440,946)             (1,545)            (17,569)
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                           (9,623)   $       (105,205)            103,091    $      1,165,079
                                            ===============    ================     ===============    ================
DIVERSIFIED BOND FUND
   Sold                                               1,142    $         12,090                 223    $          2,399
   Issued as reinvestment
      of dividends                                        -                   -                 231               2,432
   Redeemed                                               -                   -                   -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                            1,142    $         12,090                 454    $          4,831
                                            ===============    ================     ===============    ================
BALANCED FUND
   Sold                                                 974    $          8,605              45,268    $        376,709
   Issued as reinvestment
      of dividends                                        -                   -               1,159              10,156
   Redeemed                                            (134)             (1,199)                  -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                              840    $          7,406              46,427    $        386,865
                                            ===============    ================     ===============    ================
INTERNATIONAL EQUITY FUND
   Sold                                                   -    $              -                   -                   -
   Issued as reinvestment
      of dividends                                        1                   6                   8                  73
   Redeemed                                               -                   -                   -                   -
                                            ---------------    ----------------     ---------------    ----------------
   Net increase (decrease)                                1    $              6                   8    $             73
                                            ===============    ================     ===============    ================

                                                           CLASS N*
                                                           --------
                                                YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT
                                             --------------    ----------------
SHORT-DURATION BOND FUND
   Sold                                               9,796    $        101,000
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                            9,796    $        101,000
                                             ==============    ================
INFLATION-PROTECTED BOND FUND
   Sold                                                   -    $              -
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                                -    $              -
                                             ==============    ================
CORE BOND FUND
   Sold                                               9,050    $        101,000
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                            9,050    $        101,000
                                             ==============    ================
DIVERSIFIED BOND FUND
   Sold                                              10,070    $        101,000
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                           10,070    $        101,000
                                             ==============    ================
BALANCED FUND
   Sold                                              13,237    $        101,000
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                           13,237    $        101,000
                                             ==============    ================
INTERNATIONAL EQUITY FUND
   Sold                                              16,133    $        101,000
   Issued as reinvestment
      of dividends                                        -                   -
   Redeemed                                               -                   -
                                             --------------    ----------------
   Net increase (decrease)                           16,133    $        101,000
                                             ==============    ================

*   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

Redemptions or exchanges of Class N made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended October 31, 2004 were all waived.

6. FOREIGN SECURITIES

The International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. FEDERAL INCOME TAX INFORMATION

At October 31, 2004, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                                         FEDERAL          TAX BASIS       TAX BASIS     NET UNREALIZED
                                       INCOME TAX        UNREALIZED      UNREALIZED      APPRECIATION/
                                          COST          APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                     ---------------   --------------   -------------   --------------
Short-Duration Bond Fund             $   470,870,588   $    2,613,586   $  (1,166,618)  $    1,446,968
Inflation-Protected Bond Fund            156,159,361          899,373        (331,759)         567,614
Core Bond Fund                         1,700,516,458       39,771,425      (7,330,360)      32,441,065
Diversified Bond Fund                    249,800,440        4,681,421      (1,153,114)       3,528,307
Balanced Fund                            291,785,370       11,389,570      (4,684,652)       6,704,918
International Equity Fund                739,851,502      162,459,963     (50,441,141)     112,018,822

Note: The aggregate cost for investments for the Money Market Fund as of October 31, 2004, is the same for financial reporting and Federal income tax purposes.

At October 31, 2004, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                          EXPIRING         EXPIRING        EXPIRING
                                                            2009             2010            2011
                                                       --------------   -------------   --------------
Balanced Fund                                          $    7,460,949   $  23,308,925   $   11,296,270
International Equity Fund                                  48,222,734     115,846,145      177,867,569

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the period ended October 31, 2004 was as follows:

                                                          ORDINARY        LONG TERM       RETURN OF
                                                           INCOME        CAPITAL GAIN      CAPITAL
                                                       --------------   -------------   --------------
Money Market Fund                                      $    2,543,753   $           -   $            -
Core Bond Fund                                             57,209,569      11,022,278                -
International Equity Fund                                   3,280,264               -                -

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                          ORDINARY        LONG TERM       RETURN OF
                                                           INCOME        CAPITAL GAIN      CAPITAL
                                                       --------------   -------------   --------------
Money Market Fund                                      $    3,175,816   $           -   $            -
Short-Duration Bond Fund                                   16,131,252               -                -
Core Bond Fund                                             93,124,944      11,811,850                -
Diversified Bond Fund                                       4,051,208         396,970                -
Balanced Fund                                               6,402,898               -                -
International Equity Fund                                   4,699,265               -                -

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                UNDISTRIBUTED
                                          UNDISTRIBUTED           LONG TERM            UNREALIZED
                                            ORDINARY            CAPITAL GAIN/         APPRECIATION
                                             INCOME       (CAPITAL LOSS CARRYOVER)   (DEPRECIATION)
                                          -------------   ------------------------   --------------
Money Market Fund                         $       3,887       $            -         $            -
Short-Duration Bond Fund                     13,671,452             (767,602)             4,228,602
Inflation-Protected Bond Fund                 3,271,404              150,049                567,614
Core Bond Fund                                        -           (4,590,426)            38,391,056
Diversified Bond Fund                         7,428,486              952,086              3,874,246
Balanced Fund                                 4,968,655          (47,054,636)            11,742,821
International Equity Fund                             -         (349,531,726)           118,546,315

At October 31, 2004 the Funds have no post-October losses to defer to November 1, 2004.

At October 31, 2004 the Funds have no post-October currency losses to defer to November 1, 2004.

Pursuant to Section 852 of the Internal Revenue Code, the Funds have no designations of capital gain dividends for the period ended October 31, 2004.

8.PROXY VOTING (UNAUDITED)

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

9. QUARTERLY REPORTING (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room, which may be obtained by calling 1-800-SEC-0330.

10. LEGAL PROCEEDINGS

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Money Market Fund), the MassMutual Core Bond Fund, and the MassMutual Balanced Fund (the "Funds") were each named as a defendant in an adversary proceeding brought by Enron, Corp. ("Enron"), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron's Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties names as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron's bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It alleged that the Funds and the other defendants urged Enron to make these redemptions or prepayments prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper's original issuing documents, that the transactions depleted Enron's estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron's court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. The Funds believe that they have valid defenses to all claims raised by Enron. However, if the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund's net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

11. SUBSEQUENT EVENT

On October 31, 2004, the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Diversified Bond Fund, Balanced Fund and International Equity Fund each merged with and into a corresponding series of The DLB Fund Group (now known as MassMutual Premier Funds). These Funds are now known as the MassMutual Premier Money Market Fund, MassMutual Premier Inflation-Protected Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier Balanced Fund and MassMutual Premier International Equity Fund. Also on that date, the Core Bond Fund merged with and into the DLB Fixed Income Fund (now known as the MassMutual Premier Core Bond Fund), and, although the legal survivor of this merger was the DLB Fixed Income Fund, for accounting purposes, the MassMutual Core Bond Fund was the surviving fund of the merger.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MASSMUTUAL INSTITUTIONAL FUNDS
We have audited the accompanying statement of assets and liabilities including the schedule of investments of the MassMutual Institutional Funds (the "Trust"), comprised of the MassMutual Money Market Fund, the MassMutual Short-Duration Bond Fund, the MassMutual Inflation-Protected Bond Fund, the MassMutual Core Bond Fund, the MassMutual Diversified Bond Fund, the MassMutual Balanced Fund, and the MassMutual International Equity Fund (the "Funds") as of October 31, 2004, the related statements of operations for the ten month period then ended and the year ended December 31, 2003, the statements of changes in net assets for each of the two years and the period from January 1, 2004 through October 31, 2004 then ended and the financial highlights for each of the five years and the period from January 1, 2004 through October 31, 2004 then ended. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the MassMutual Institutional Funds as of October 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Boston, Massachusetts
December 17, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers as of October 31, 2004; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MassMutual Institutional Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

DISINTERESTED TRUSTEES

                                              TERM                                         NUMBER OF
                                           OF OFFICE**                                  PORTFOLIOS IN
                                              AND                                           FUND
                            POSITION(S)      LENGTH                PRINCIPAL               COMPLEX                 OTHER
   NAME, ADDRESS*,           HELD WITH       OF TIME         OCCUPATION(S) DURING         OVERSEEN BY          DIRECTORSHIPS
       AND AGE                 TRUST         SERVED               PAST 5 YEARS              TRUSTEE           HELD BY TRUSTEE
------------------------ ----------------  -----------  ------------------------------  --------------  ----------------------------
Ronald J. Abdow          Trustee of the       Since     President, Abdow Corporation          46        Trustee, Abdow G&R Trust and
Age: 72 ***              Trust                1994      (operator of restaurants).                      Abdow G&R Co. (owners and
                                                                                                        operators or restaurant
                                                                                                        properties); Chairman,
                                                                                                        Western Mass Development
                                                                                                        Corp.; Chairman, American
                                                                                                        International College;
                                                                                                        Trustee (since 2002),
                                                                                                        Oppenheimer Tremont Market
                                                                                                        Neutral Fund LLC,
                                                                                                        Oppenheimer Tremont
                                                                                                        Opportunity Fund LLC and
                                                                                                        Oppenheimer Real Estate
                                                                                                        Fund.

Richard H. Ayers         Trustee of the       Since     Retired.                              46        Director, Applera
Age: 62                  Trust                1996                                                      Corporation; Director (since
                                                                                                        2002), Instron Corporation.

Mary E. Boland           Trustee of the       Since     Attorney at Law (since 2004);         46        Director (since 1999),
Age: 65                  Trust                1994      Attorney at Law (1965-2004),                    BankNorth Massachusetts;
                                                        Egan, Flanagan and Cohen, P.C.                  Director (since 1999),
                                                        (law firm), Springfield, MA.                    Massachusetts Educational
                                                                                                        Financing Authority.

Richard W. Greene        Trustee of the       Since     Retired; Vice President for           46
Age: 69                  Trust                1996      Investments and Treasurer
                                                        (1998-2000), University of
                                                        Rochester (private
                                                        university).

                                              TERM                                         NUMBER OF
                                           OF OFFICE**                                  PORTFOLIOS IN
                                              AND                                           FUND
                            POSITION(S)      LENGTH                PRINCIPAL               COMPLEX                 OTHER
   NAME, ADDRESS*,           HELD WITH       OF TIME         OCCUPATION(S) DURING         OVERSEEN BY          DIRECTORSHIPS
       AND AGE                 TRUST         SERVED               PAST 5 YEARS              TRUSTEE           HELD BY TRUSTEE
------------------------ ----------------  -----------  ------------------------------  --------------  ----------------------------
F. William Marshall, Jr. Trustee of the       Since     Consultant (since 1999);              46        Trustee (since 2000), Board
Age: 62                  Trust                1996      Chairman (1999), Family Bank,                   II Oppenheimer Funds.
                                                        F.S.B. (formerly SIS Bank);
                                                        Executive Vice President
                                                        (1999), Peoples Heritage
                                                        Financial Group; President,
                                                        Chief Executive Officer and
                                                        Director (1993-1999), SIS
                                                        Bancorp, Inc. and SIS Bank
                                                        (formerly, Springfield
                                                        Institution for Savings).

Allan W. Blair           Trustee of the       Since     President and Chief Executive         46        Director (since 2001),
Age: 56                  Trust                2003      Officer (since 1996), Economic                  Future Works, Inc.
                                                        Development Council of Western
                                                        Massachusetts; President and
                                                        Chief Executive Officer (since
                                                        1993), Westmass Area
                                                        Development Corporation;
                                                        President and Chief Executive
                                                        Officer (since 1984), Westover
                                                        Metropolitan Development
                                                        Corporation.

R. Alan Hunter, Jr.      Trustee of the       Since     Retired.                              46
Age: 57                  Trust                2003


INTERESTED TRUSTEES

                                              TERM                                         NUMBER OF
                                           OF OFFICE**                                  PORTFOLIOS IN
                                              AND                                           FUND
                            POSITION(S)      LENGTH                PRINCIPAL               COMPLEX                 OTHER
   NAME, ADDRESS*,           HELD WITH       OF TIME         OCCUPATION(S) DURING         OVERSEEN BY          DIRECTORSHIPS
       AND AGE                 TRUST         SERVED               PAST 5 YEARS              TRUSTEE           HELD BY TRUSTEE
------------------------ ----------------  -----------  ------------------------------  --------------  ----------------------------
Stuart H. Reese          Chairman and         Since     Executive Vice President and          46        Chairman (since 1999),
Age: 49                  Trustee of the       1999      Chief Investment Officer                        President (1995-1999),
                         Trust                          (since 1999), Chief Executive                   MassMutual Corporate
                                                        Director (1997-1999),                           Investors and MassMutual
                                                        MassMutual; Chairman and Chief                  Participation Investors
                                                        Executive Officer (since                        (closed-end investment
                                                        2001), President and Chief                      companies); Director (since
                                                        Executive Officer (1999-2001),                  1999), Merrill Lynch
                                                        Babson Capital Management LLC                   Derivative Products;
                                                        (investment adviser).                           Chairman (since 1999),
                                                                                                        Director (since 1996),
                                                                                                        Antares Capital Corporation
                                                                                                        (finance company); Director
                                                                                                        (since 1996), HYP
                                                                                                        Management, Inc. (managing
                                                                                                        member of MassMutual High
                                                                                                        Yield Partners LLC), and
                                                                                                        MMHC Investment, Inc.
                                                                                                        (investor in funds sponsored
                                                                                                        by MassMutual); Director
                                                                                                        (since 1994), MassMutual
                                                                                                        Corporate Value Partners
                                                                                                        Limited (investor in debt
                                                                                                        and equity securities) and
                                                                                                        MassMutual Corporate Value
                                                                                                        Limited (parent of
                                                                                                        MassMutual Corporate Value
                                                                                                        Partners Limited); President
                                                                                                        (since 1997),
                                                                                                        MassMutual/Darby CBO IM Inc.
                                                                                                        (manager of MassMutual/Darby
                                                                                                        CBO LLC, a high yield bond
                                                                                                        fund); Advisory Board Member
                                                                                                        (since 1995), Kirtland
                                                                                                        Capital Partners.

Frederick C. Castellani  Trustee and          Since     Executive Vice President              46
Age: 57                  President of the     2001      (since 2001), Senior Vice
                         Trust                          President (1996-2001),
                                                        MassMutual.

                                              TERM                                         NUMBER OF
                                           OF OFFICE**                                  PORTFOLIOS IN
                                              AND                                            FUND
                            POSITION(S)      LENGTH                PRINCIPAL               COMPLEX                 OTHER
   NAME, ADDRESS*,           HELD WITH       OF TIME         OCCUPATION(S) DURING         OVERSEEN BY          DIRECTORSHIPS
       AND AGE                 TRUST         SERVED               PAST 5 YEARS              TRUSTEE           HELD BY TRUSTEE
------------------------ ----------------  -----------  ------------------------------  --------------  ----------------------------
Robert E. Joyal          Trustee of the       Since     Retired; President                    46        Trustee (since 2003),
Age: 59                  Trust                2003      (2001-2003), Managing Director                  President (1999-2003),
                                                        (2000-2001) and Executive                       MassMutual Corporate
                                                        Director (1999-2000), David L.                  Investors and MassMutual
                                                        Babson & Company Inc.;                          Participation Investors
                                                        Executive Director                              (closed-end investment
                                                        (1997-1999), Massachusetts                      companies); Director (since
                                                        Mutual Life Insurance Company.                  1996), Antares Capital
                                                                                                        Corporation (bank loan
                                                                                                        syndication); Director
                                                                                                        (since 1996), First Israel
                                                                                                        Mezzanine Investors Ltd.
                                                                                                        (general partner and manager
                                                                                                        of The Israel Mezzanine
                                                                                                        Fund, L.P.); Director (since
                                                                                                        2003) Pemco Aviation Group,
                                                                                                        Inc.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                           NUMBER OF
                                                                                                        PORTFOLIOS IN
                                                                                                            FUND
                            POSITION(S)      LENGTH                        PRINCIPAL                       COMPLEX
   NAME, ADDRESS*,           HELD WITH       OF TIME                 OCCUPATION(S) DURING                 OVERSEEN BY
       AND AGE                 TRUST         SERVED                       PAST 5 YEARS                      OFFICER
------------------------ ----------------  -----------  ----------------------------------------------  --------------
James S. Collins         Chief Financial      Since     Vice President (since 1999), Second Vice             46
Age: 46                  Officer and          2000      President (1990-1999), MassMutual.
                         Treasurer of
                         Trust

Thomas M. Kinzler        Vice President       Since     Vice President and Associate General Counsel         46
Age: 49                  and Secretary        1999      (since 1999), Second Vice President and
                         of the Trust                   Associate General Counsel (1996-1999),
                                                        MassMutual.

Toby Slodden             Vice President       Since     Executive Vice President (since 2003), Senior        46
Age: 47                  of the Trust         2003      Vice President (1999-2003), Vice President
                                                        (1997-1999), MassMutual.

* The address of each Trustee and Principal Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

** Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years.

***  Retired as of November 8, 2004.

FEDERAL TAX INFORMATION (UNAUDITED)

The International Equity Fund paid qualifying foreign taxes of $831,236 and earned $13,096,004 foreign source income during the year ended October 31, 2004. Pursuant to Section 853 of the Internal Revenue Code, the International Equity Fund designates $0.01018 per share as foreign taxes paid and $0.16037 per share as income earned from foreign sources for the year ended October 31, 2004.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the period ended October 31, 2004:

                                                                    QUALIFIED
                       FUND NAME                                 DIVIDEND INCOME
        -------------------------------------                    ---------------
        Mass Mutual Core Bond Fund                                $     65,625
        Mass Mutual International Equity Fund                     $  3,280,264

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FUND EXPENSES OCTOBER 31, 2004

EXPENSE EXAMPLES.

The following information is in regards to expenses for the six month period ended October 31, 2004.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and
(2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested for the six months ended October 31, 2004.

ACTUAL EXPENSES

The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expense Incurred" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended October 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

MONEY MARKET FUND

CLASS A

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,002.50          $  4.13
2) Hypothetical                                 1,000.00             1,021.01             4.17

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.82%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,003.70          $  2.92
2) Hypothetical                                 1,000.00             1,022.22             2.95

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.58%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,003.60          $  3.07
2) Hypothetical                                 1,000.00             1,022.07             3.10

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.61%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,004.10          $  2.52
2) Hypothetical                                 1,000.00             1,022.62             2.54

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

SHORT-DURATION BOND FUND

CLASS A

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,025.30          $  4.68
2) Hypothetical                                 1,000.00             1,020.51             4.67

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.92%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,026.30          $  3.41
2) Hypothetical                                 1,000.00             1,021.77             3.40

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.67%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,027.20          $  3.01
2) Hypothetical                                 1,000.00             1,022.17             3.00

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.59%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,027.00          $  2.75
2) Hypothetical                                 1,000.00             1,022.42             2.75

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.54%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,023.50          $  6.21
2) Hypothetical                                 1,000.00             1,019.00             6.19

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.22%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

INFLATION-PROTECTED BOND FUND

CLASS A

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,063.20          $  5.60
2) Hypothetical                                 1,000.00             1,019.71             5.48

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.08%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,064.90          $  4.31
2) Hypothetical                                 1,000.00             1,020.96             4.22

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.83%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,065.90          $  3.53
2) Hypothetical                                 1,000.00             1,021.72             3.46

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.68%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,065.90          $  3.01
2) Hypothetical                                 1,000.00             1,022.22             2.95

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.58%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,062.10          $  7.15
2) Hypothetical                                 1,000.00             1,018.20             7.00

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.38%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CORE BOND FUND

CLASS A

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,038.30          $  4.97
2) Hypothetical                                 1,000.00             1,020.26             4.93

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.97%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,041.10          $  3.69
2) Hypothetical                                 1,000.00             1,021.52             3.66

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.72%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,041.10          $  3.33
2) Hypothetical                                 1,000.00             1,021.87             3.30

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.65%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,041.10          $  3.08
2) Hypothetical                                 1,000.00             1,022.12             3.05

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.60%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,037.40          $  6.50
2) Hypothetical                                 1,000.00             1,018.75             6.44

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.27%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

DIVERSIFIED BOND FUND

CLASS A

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,040.40          $  4.92
2) Hypothetical                                 1,000.00             1,020.31             4.88

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.96%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,042.60          $  3.70
2) Hypothetical                                 1,000.00             1,021.52             3.66

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.72%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,042.40          $  3.65
2) Hypothetical                                 1,000.00             1,021.57             3.61

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.71%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,043.20          $  3.39
2) Hypothetical                                 1,000.00             1,021.82             3.35

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.66%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,039.80          $  6.46
2) Hypothetical                                 1,000.00             1,018.80             6.39

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.26%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

BALANCED FUND

CLASS A

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,029.40          $  6.22
2) Hypothetical                                 1,000.00             1,019.00             6.19

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.22%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,031.40          $  4.90
2) Hypothetical                                 1,000.00             1,020.31             4.88

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.96%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,031.60          $  4.14
2) Hypothetical                                 1,000.00             1,021.06             4.12

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.81%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,032.40          $  3.32
2) Hypothetical                                 1,000.00             1,021.87             3.30

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 0.65%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,028.60          $  7.70
2) Hypothetical                                 1,000.00             1,017.55             7.66

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.51%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

INTERNATIONAL EQUITY FUND

CLASS A

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,026.50          $  7.74
2) Hypothetical                                 1,000.00             1,017.50             7.71

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.52%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS L

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,028.70          $  6.48
2) Hypothetical                                 1,000.00             1,018.75             6.64

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.27%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS Y

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,028.60          $  5.71
2) Hypothetical                                 1,000.00             1,019.51             5.69

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.12%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS S

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,028.60          $  5.56
2) Hypothetical                                 1,000.00             1,019.66             5.53

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.09%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

CLASS N

                                                                                      OPERATING
                                              BEGINNING             ENDING             EXPENSE
                                                VALUE                VALUE            INCURRED*
                                             -----------          -----------         ---------
1) Actual                                    $  1,000.00          $  1,025.50          $  9.27
2) Hypothetical                                 1,000.00             1,015.99             9.22

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 OF 1.82%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY THE NUMBER OF DAYS IN THE YEAR.

[MASSMUTUAL FINANCIAL GROUP(SM) LOGO]

Massachusetts Mutual Life Insurance Company and affiliated companies
Springfield MA 01111-0001

www.massmutual.com

Distributor
MML Distributors, LLC
1414 Main Street
Springfield, MA 01144 1014

December 29, 2004


MassMutual Financial Group is a marketing designation
(or fleet name) for Massachusetts Mutual Life
Insurance Company (MassMutual) and its subsidiaries.                  L4544 0105

ITEM 2. CODE OF ETHICS.

     As of October 31, 2004, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended October 31, 2004, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that Richard H. Ayers and Richard W. Greene, both members of the Audit Committee, are audit committee financial experts as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ayers and Mr. Greene are "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2004 and 2003 were $133,200 and $109,260, respectively.
      (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004 or 2003.
      (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Deloitte & Touche LLP for the review of Form 1120-RIC, Form 8613, excise distribution projections, distribution calculation and reasonable out of pocket expenses.for 2004 and 2003 were $17,938 and $20,400, respectively.
      (d) ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004 or 2003.
      (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.
            (2) Not applicable.
      (f)   Not applicable.
      (g)   Not applicable.
      (h)   Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

     Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to this filing.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics (Item 2) is attached.

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MassMutual Institutional Funds
             -------------------------------------------------------------------

By (Signature and Title)   /s/ Frederick C. Castellani
                          ------------------------------------------------------
                          Frederick C. Castellani, President and Principal Executive Officer

Date   12/21/04
     -------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Frederick C. Castellani
                          ------------------------------------------------------
                          Frederick C. Castellani, President and Principal Executive Officer

Date   12/21/04
     -------------------------------

By (Signature and Title)   /s/ James S. Collins
                          ------------------------------------------------------
                          James S. Collins, Treasurer and Principal Financial Officer

Date   12/21/04
     -------------------------------